                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [ ]
                 Post-Effective Amendment No. 25          [X]
                              (File No. 333-42257)

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [ ]
                              Amendment No. 62            [X]

                              (File No. 811-05213)
                        (Check appropriate box or boxes.)

                            Exact Name of Registrant:
                       RiverSource of New York Account 8

                               Name of Depositor:
                   RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK

          Address of Depositor's Principal Executive Offices, Zip Code
               Depositor's Telephone Number, including Area Code:

                          20 Madison Avenue Extension
                                Albany, NY 12203
                                 (800) 541-2251

                     Name and Address of Agent for Service:

                              Dixie Carroll, Esq.
                        5229 Ameriprise Financial Center
                             Minneapolis, MN 55474

Approximate Date of Proposed Public Offering N/A

It is proposed that this filing will become effective (check appropriate box)

     [ ]  immediately upon filing pursuant to paragraph (b)
     [X]  on April 29, 2011 pursuant to paragraph (b)
     [ ]  60 days after filing pursuant to paragraph (a)(1)
     [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Part A:  PROSPECTUS

PROSPECTUS

APRIL 29, 2011


RIVERSOURCE

SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE

AN INDIVIDUAL FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE LIFE INSURANCE POLICY

ISSUED BY:  RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK (RIVERSOURCE LIFE OF NY)

            20 Madison Avenue Extension
            Albany, NY 12203
            Telephone: (800) 541-2251
            Website address: riversource.com/lifeinsurance
            RIVERSOURCE OF NEW YORK ACCOUNT 8

This prospectus contains information about the life insurance policy that you should know before investing in RiverSource Succession Select Variable Life Insurance (Succession Select - NY).

The purpose of the policy is to provide life insurance protection on the life of two insureds and to potentially build policy value. The policy is a long-term investment that provides a death benefit that we pay to the beneficiary upon the last surviving insured's death. You may direct your net premiums or transfers to:

- A fixed account to which we credit interest.

- Subaccounts that invest in underlying funds.

Prospectuses are available for the funds that are investment options under your policy. Please read all prospectuses carefully and keep them for future reference.

This prospectus provides a general description of the policy. Your actual policy and any riders or endorsements are the controlling documents.

RiverSource Life of NY has not authorized any person to give any information or to make any representations regarding the policy other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

PLEASE NOTE THAT YOUR INVESTMENTS IN A POLICY AND ITS UNDERLYING FUNDS:

- Are NOT deposits or obligations of a bank or financial institution;

- Are NOT insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and

- Are subject to risks including loss of the amount you invested and the policy ending without value.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


       RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  1

TABLE OF CONTENTS


FEE TABLES...................................    3
   Transaction Fees..........................    3
   Charges Other than Fund Operating
     Expenses................................    4
   Annual Operating Expenses of the Funds....    7
POLICY BENEFITS AND RISKS....................   11
   Policy Benefits...........................   11
   Policy Risks..............................   14
   Fund Risks................................   16
LOADS, FEES AND CHARGES......................   17
   Premium Expense Charge....................   17
   Monthly Deduction.........................   17
   Surrender Charge..........................   18
   Partial Surrender Charge..................   19
   Mortality and Expense Risk Charge.........   19
   Transfer Charge...........................   19
   Annual Operating Expenses of the Funds....   19
   Effect of Loads, Fees and Charges.........   19
   Other Information on Charges..............   20
RIVERSOURCE LIFE OF NY.......................   20
THE VARIABLE ACCOUNT AND THE FUNDS...........   21
   Relationship Between Funds and
     Subaccounts.............................   31
   Substitution of Investments...............   31
   Voting Rights.............................   31
THE FIXED ACCOUNT............................   31
PURCHASING YOUR POLICY.......................   32
   Application...............................   32
   Premiums..................................   32
   Limitation on the Use of the Policy.......   33
POLICY VALUE.................................   33
   Fixed Account.............................   33
   Subaccounts...............................   33
POLICY VALUE CREDITS.........................   34
KEEPING THE POLICY IN FORCE..................   35
   Minimum Initial Premium Period............   35
   Death Benefit Guarantee...................   35
   Grace Period..............................   35
   Reinstatement.............................   36
   Exchange Right............................   36
PROCEEDS PAYABLE UPON DEATH..................   36
   Change in Death Benefit Option............   37
   Changes in Specified Amount...............   37
   Misstatement of Age or Sex................   37
   Suicide...................................   38
   Beneficiary...............................   38
TRANSFERS BETWEEN THE FIXED ACCOUNT AND
  SUBACCOUNTS................................   38
   Restrictions on Transfers.................   38
   Fixed Account Transfer Policies...........   40
   Minimum Transfer Amounts..................   40
   Maximum Transfer Amounts..................   40
   Maximum Number of Transfers Per Year......   40
   Automated Transfers.......................   40
   Automated Dollar-Cost Averaging...........   41
   Asset Rebalancing.........................   42
   Portfolio Navigator Program...............   42
POLICY LOANS.................................   44
   Minimum Loan Amounts......................   44
   Maximum Loan Amounts......................   44
   Allocation of Loans to Accounts...........   44
   Repayments................................   44
   Overdue Interest..........................   44
   Effect of Policy Loans....................   44
POLICY SURRENDERS............................   44
   Total Surrenders..........................   45
   Partial Surrenders........................   45
TWO WAYS TO REQUEST A TRANSFER, LOAN OR
  SURRENDER..................................   45
PAYMENT OF POLICY PROCEEDS...................   46
   Payment Options...........................   46
   Deferral of Payments......................   46
FEDERAL TAXES................................   47
   RiverSource Life of NY's Tax Status.......   47
   Taxation of Policy Proceeds...............   47
   Modified Endowment Contracts..............   49
   Other Tax Considerations..................   49
   Split Dollar Arrangements.................   50
DISTRIBUTION OF THE POLICY...................   52
LEGAL PROCEEDINGS............................   53
POLICY ILLUSTRATIONS.........................   53
KEY TERMS....................................   59
FINANCIAL STATEMENTS.........................   60





2  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY OR SURRENDER THE POLICY.

TRANSACTION FEES



          CHARGE            WHEN CHARGE IS DEDUCTED                     AMOUNT DEDUCTED
PREMIUM EXPENSE CHARGE     When you pay premium.      3.5% of each premium payment.
--------------------------------------------------------------------------------------------------------

SURRENDER CHARGE(A)        When you surrender your    Rate per $1,000 of the initial specified amount:
                           policy for its full cash
                           surrender value, or the    MINIMUM: $1.81 -- Female, Standard, Age 15;
                           policy lapses, during the  Male, Standard Nonsmoker, Age 90.
                           first 15 policy years.
                                                      MAXIMUM: $34.51 -- Female, Nonsmoker, Age 70;
                                                      Male, Nonsmoker, Age 70.

                                                      REPRESENTATIVE INSUREDS: $18.69 -- Male, Standard
                                                      Nonsmoker, Age 55; Female, Standard Nonsmoker, Age
                                                      55.

                                                      For 2001 CSO policies:

                                                      Rate per $1,000 of the initial specified amount:

                                                      MINIMUM: $2.03 -- Female, Standard, Age 15;
                                                      Male, Tobacco, Age 90.

                                                      MAXIMUM: $34.38 -- Female, Tobacco, Age 70;
                                                      Male, Tobacco, Age 70.

                                                      REPRESENTATIVE INSUREDS: $17.17 -- Female,
                                                      Standard Nontobacco, Age 55; Male, Standard
                                                      Nontobacco, Age 55.

--------------------------------------------------------------------------------------------------------

PARTIAL SURRENDER CHARGE   When you surrender part    The lesser of:
                           of the value of your       $25; or
                           policy.                    2% of the amount surrendered.

--------------------------------------------------------------------------------------------------------

TRANSFER CHARGE            We reserve the right to    MAXIMUM: Up to $25 per transfer in excess of 12.
                           charge a fee for more
                           than 12 transfers by mail  CURRENT: No charge.
                           or telephone per policy
                           year.

--------------------------------------------------------------------------------------------------------

FEES FOR EXPRESS MAIL AND  When you take a loan or    $15 -- United States.
ELECTRONIC FUND TRANSFERS  surrender and proceeds     $30 -- International.
OF LOAN OR SURRENDER       are sent by express mail
PROCEEDS                   or electronic fund
                           transfer.

--------------------------------------------------------------------------------------------------------


(a) This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource Life of NY at the address or telephone number shown on the first page of this prospectus.


       RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  3

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND FEES AND EXPENSES.


CHARGES OTHER THAN FUND OPERATING EXPENSES



          CHARGE            WHEN CHARGE IS DEDUCTED                     AMOUNT DEDUCTED
COST OF INSURANCE          Monthly.                   Monthly rate per $1,000 of net amount at risk:
CHARGE(A)
                                                      MINIMUM: $.00006 -- Female, Standard, Age 15;
                                                      Female, Standard, Age 15: Duration 1.

                                                      MAXIMUM: $83.33 -- Male, Smoker, Age 85; Male,
                                                      Smoker, Age 90: Duration 15.

                                                      REPRESENTATIVE INSUREDS:
                                                      $.0044 -- Male, Standard Nonsmoker, Age 55;
                                                      Female, Standard Nonsmoker, Age 55: Duration 1.

                                                      For 2001 CSO policies:

                                                      Monthly rate per $1,000 of net amount at risk:

                                                      MINIMUM: $0.00001 -- Female, Standard, Age 15;
                                                      Female, Standard, Age 15: Duration 1.

                                                      MAXIMUM: $31.51 -- Male, Tobacco, Age 85;
                                                      Male, Standard Tobacco, Age 90: Duration 15.

                                                      REPRESENTATIVE INSUREDS: $0.01 -- Male, Standard
                                                      Nontobacco, Age 55; Female, Preferred Nontobacco,
                                                      Age 55: Duration 1.

--------------------------------------------------------------------------------------------------------


(a) This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource Life of NY at the address or telephone number shown on the first page of this prospectus.


4  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

          CHARGE            WHEN CHARGE IS DEDUCTED                     AMOUNT DEDUCTED
POLICY FEE                 Monthly.                   MAXIMUM:
                                                      - $20 per month for first 10 policy years; and
                                                      - $7.50 per month for policy years 11+.

                                                      CURRENT:
                                                      - $20 per month for the first 10 policy years.
--------------------------------------------------------------------------------------------------------
ADMINISTRATIVE CHARGE(A)   Monthly.                   Monthly rate per $1,000 of initial specified
                                                      amount:

                                                      MAXIMUM:
                                                      Years 1-10    $.07.
                                                      Years 11+     $.02.

                                                      CURRENT:
                                                                    YOUNGEST INSURED'S AGE
                                                                Per $1,000 of initial specified
                                                                       amount per month





                                                      15-39    40-59     60+
                                                      -----    -----    ----
                                        Years 1-10     $.04     $.05    $.06
                                        Years 11+      $.00     $.00    $.00



                                                      REPRESENTATIVE INSUREDS: Male, Standard Nonsmoker,
                                                      Age 55; Female, Standard Nonsmoker, Age 55.
                                                      Years 1-10    $.07.
                                                      Years 11+     $.02.
--------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE      Daily.                     MAXIMUM:
RISK CHARGE                                           - .90% of the average daily net asset value of the
                                                        subaccounts for all policy years.

                                                      CURRENT:
                                                      - .90% of the average daily net asset value of the
                                                        subaccounts for policy years 1-10; and
                                                      - .45% of the average daily net asset value of the
                                                        subaccounts for policy years 11+.
--------------------------------------------------------------------------------------------------------



(a) This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource Life of NY at the address or telephone number shown on the first page of this prospectus.


       RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  5

          CHARGE            WHEN CHARGE IS DEDUCTED                     AMOUNT DEDUCTED
INTEREST RATE ON LOANS     Charged daily and due at   MAXIMUM: 6% per year.
                           the end of the policy      CURRENT:
                           year.                      - 6% for policy years 1-10;
                                                      - 4% for policy years 11+.
--------------------------------------------------------------------------------------------------------
FOUR-YEAR TERM INSURANCE   Monthly.                   Monthly rate per $1,000 of the cost of insurance
RIDER (FYT)(A),(B)                                    amount:

                                                      MINIMUM: $.00006 -- Female,
                                                      Standard, Age 15; Female, Standard, Age 15:
                                                      Duration 1.

                                                      MAXIMUM: $18.51 -- Male, Smoker, Age 85; Male,
                                                      Smoker, Age 90: Duration 4.

                                                      REPRESENTATIVE INSUREDS:
                                                      $.0044 -- Male, Standard Nonsmoker, Age 55;
                                                      Female, Standard Nonsmoker, Age 55: Duration 1.

                                                      For 2001 CSO policies:

                                                      Monthly rate per $1,000 of the cost of insurance
                                                      amount:

                                                      MINIMUM: $0.00001 -- Female, Standard, Age 15;
                                                      Female, Standard, Age 15: Duration 1.

                                                      MAXIMUM: $13.31 -- Male, Tobacco, Age 90;
                                                      Male, Tobacco, Age 95: Duration 4.

                                                      REPRESENTATIVE INSUREDS: $0.01 -- Male, Standard
                                                      Nontobacco, Age 55; Female, Preferred Nontobacco,
                                                      Age 55:
                                                      Duration 1.

--------------------------------------------------------------------------------------------------------

POLICY SPLIT OPTION RIDER  Monthly.                   Monthly rate is $.06 per $1,000 of the current
(PSO)                                                 base policy specified amount plus the STR
                                                      specified amount.

--------------------------------------------------------------------------------------------------------

SURVIVOR TERM RIDER        Monthly.                   Monthly rate per $1,000 of the cost of insurance
(STR)(A),(C)                                          amount:

                                                      MINIMUM: $.00006 -- Female, Standard Nonsmoker,
                                                      Age 15; Female, Standard Nonsmoker, Age 15:
                                                      Duration 1.

                                                      MAXIMUM: $83.33 -- Male, Smoker, Age 75; Male,
                                                      Smoker, Age 75: Duration 25.

                                                      REPRESENTATIVE INSUREDS:
                                                      $.0044 -- Male, Standard Nonsmoker, Age 55;
                                                      Female, Standard Nonsmoker, Age 55: Duration 1.
--------------------------------------------------------------------------------------------------------


(a) This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource Life of NY at the address or telephone number shown on the first page of this prospectus.
(b) This rider will terminate if one of the following circumstances occurs: (1) four year-policy anniversary date shown in the policy; or (2) if the PSO rider is exercised.
(c) The specified amount of this rider can be decreased once per year after the first year, but not below $1,000. If the policy includes a PSO rider, the STR rider will also be split and carried over to new policies. The STR is no longer available for purchase.


6  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDED DEC. 31, 2010, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE TOTAL ANNUAL OPERATING EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(A) (Including management fee, distribution and/or service (12b-1) fees and other expenses)



                                                             MINIMUM              MAXIMUM

Total expenses before fee waivers and/or expense
reimbursements                                                 0.47%                1.63%



(a) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us and/or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us and/or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and Statement of Additional Information
    (SAI).


TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND*
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                              ACQUIRED FUND   GROSS TOTAL
                                                              MANAGEMENT   12B-1     OTHER       FEES AND        ANNUAL
                         FUND NAME**                             FEES       FEES   EXPENSES    EXPENSES***      EXPENSES
AllianceBernstein VPS Growth and Income Portfolio (Class B)      0.55%      0.25%    0.08%           --%          0.88%


AllianceBernstein VPS International Value Portfolio (Class       0.75       0.25     0.10            --           1.10
B)


AllianceBernstein VPS Large Cap Growth Portfolio (Class B)       0.75       0.25     0.10            --           1.10


American Century VP International, Class II                      1.26       0.25     0.01          0.01           1.53


American Century VP Value, Class II                              0.87       0.25       --            --           1.12


Calvert Variable Series, Inc. VP SRI Balanced Portfolio          0.70         --     0.21            --           0.91


Columbia Variable Portfolio - Balanced Fund (Class 3)            0.64       0.13     0.17            --           0.94(1),(2)


Columbia Variable Portfolio - Cash Management Fund (Class        0.33       0.13     0.17            --           0.63(2)
3)


Columbia Variable Portfolio - Diversified Bond Fund (Class       0.41       0.13     0.16            --           0.70(1)
3)


Columbia Variable Portfolio - Diversified Equity Income          0.56       0.13     0.14            --           0.83(1)
Fund (Class 3)


Columbia Variable Portfolio - Dynamic Equity Fund (Class 3)      0.66       0.13     0.17          0.01           0.97(1),(2)


Columbia Variable Portfolio - Emerging Markets Opportunity       1.07       0.13     0.28            --           1.48(1)
Fund (Class 3)


Columbia Variable Portfolio - Global Bond Fund (Class 3)         0.55       0.13     0.18            --           0.86(1)


Columbia Variable Portfolio - Global Inflation Protected         0.42       0.13     0.15            --           0.70
Securities Fund (Class 3)


Columbia Variable Portfolio - High Income Fund, Class 2          0.63       0.25     0.18            --           1.06(3)


Columbia Variable Portfolio - High Yield Bond Fund (Class        0.58       0.13     0.17            --           0.88(1)
3)


Columbia Variable Portfolio - Income Opportunities Fund          0.57       0.13     0.15            --           0.85(1),(2)
(Class 3)


Columbia Variable Portfolio - International Opportunity          0.79       0.13     0.20            --           1.12(1)
Fund (Class 3)


Columbia Variable Portfolio - Large Cap Growth Fund (Class       0.71       0.13     0.18            --           1.02(1),(2)
3)


Columbia Variable Portfolio - Mid Cap Growth Opportunity         0.76       0.13     0.16            --           1.05(1)
Fund (Class 3)


Columbia Variable Portfolio - Mid Cap Value Opportunity          0.76       0.13     0.15            --           1.04(1),(2)
Fund (Class 3)


Columbia Variable Portfolio - S&P 500 Index Fund (Class 3)       0.10       0.13     0.24            --           0.47(1)


Columbia Variable Portfolio - Select Large-Cap Value Fund        0.71       0.13     0.33            --           1.17(1),(2)
(Class 3)


Columbia Variable Portfolio - Select Smaller-Cap Value Fund      0.79       0.13     0.21            --           1.13(1),(2)
(Class 3)


Columbia Variable Portfolio - Short Duration U.S.                0.36       0.13     0.16            --           0.65(1)
Government Fund (Class 3)


Credit Suisse Trust - Commodity Return Strategy Portfolio        0.50       0.25     0.34            --           1.09(4)


Eaton Vance VT Floating-Rate Income Fund                         0.57       0.50     0.08            --           1.15


Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2          0.56       0.25     0.09            --           0.90


Fidelity(R) VIP Growth & Income Portfolio Service Class 2        0.46       0.25     0.13            --           0.84




       RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  7

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                              ACQUIRED FUND   GROSS TOTAL
                                                              MANAGEMENT   12B-1     OTHER       FEES AND        ANNUAL
                         FUND NAME**                             FEES       FEES   EXPENSES    EXPENSES***      EXPENSES

Fidelity(R) VIP Mid Cap Portfolio Service Class 2                0.56%      0.25%    0.10%           --%          0.91%


Fidelity(R) VIP Overseas Portfolio Service Class 2               0.71       0.25     0.15            --           1.11


FTVIPT Franklin Global Real Estate Securities Fund - Class       0.80       0.25     0.31            --           1.36(5)
2


FTVIPT Franklin Small Cap Value Securities Fund - Class 2        0.51       0.25     0.17          0.01           0.94(6)


FTVIPT Mutual Shares Securities Fund - Class 2                   0.60       0.25     0.14            --           0.99


Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares      0.80         --     0.07            --           0.87


Goldman Sachs VIT Structured U.S. Equity                         0.62         --     0.08            --           0.70(7)
Fund - Institutional Shares


Invesco V.I. Capital Appreciation Fund, Series II Shares         0.62       0.25     0.29            --           1.16


Invesco V.I. Capital Development Fund, Series I Shares           0.75         --     0.34            --           1.09


Invesco V.I. Capital Development Fund, Series II Shares          0.75       0.25     0.34            --           1.34


Invesco V.I. Dividend Growth Fund, Series I Shares               0.50         --     0.32            --           0.82(8)


Invesco V.I. International Growth Fund, Series II Shares         0.71       0.25     0.33            --           1.29


Invesco V.I. Technology Fund, Series I Shares                    0.75         --     0.39            --           1.14


Invesco Van Kampen V.I. Comstock Fund, Series II Shares          0.56       0.25     0.29            --           1.10(9)


Janus Aspen Series Global Technology Portfolio: Service          0.64       0.25     0.24            --           1.13
Shares


Janus Aspen Series Janus Portfolio: Service Shares               0.64       0.25     0.03            --           0.92


Janus Aspen Series Overseas Portfolio: Service Shares            0.64       0.25     0.04            --           0.93


MFS(R) Investors Growth Stock Series - Service Class             0.75       0.25     0.12            --           1.12


MFS(R) New Discovery Series - Service Class                      0.90       0.25     0.11            --           1.26


MFS(R) Utilities Series - Service Class                          0.73       0.25     0.08            --           1.06


Morgan Stanley UIF Global Real Estate Portfolio, Class II        0.85       0.35     0.43            --           1.63(10)
Shares


Morgan Stanley UIF Mid Cap Growth Portfolio, Class II            0.75       0.35     0.31            --           1.41(10)
Shares


Oppenheimer Global Securities Fund/VA, Service Shares            0.63       0.25     0.13            --           1.01


Oppenheimer Global Strategic Income Fund/VA, Service Shares      0.60       0.25     0.14          0.04           1.03(11)


Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA,             0.70       0.25     0.15            --           1.10(12)
Service Shares


PIMCO VIT All Asset Portfolio, Advisor Share Class               0.43       0.25       --          0.66           1.34(13)


Putnam VT Global Health Care Fund - Class IB Shares              0.63       0.25     0.19            --           1.07


Putnam VT International Equity Fund - Class IB Shares            0.70       0.25     0.19            --           1.14


Putnam VT Multi-Cap Growth Fund - Class IB Shares                0.56       0.25     0.19            --           1.00


Variable Portfolio - Aggressive Portfolio (Class 2)                --       0.25     0.02          0.82           1.09


Variable Portfolio - Aggressive Portfolio (Class 4)                --       0.25     0.02          0.82           1.09(14)


Variable Portfolio - Conservative Portfolio (Class 2)              --       0.25     0.03          0.64           0.92


Variable Portfolio - Conservative Portfolio (Class 4)              --       0.25     0.03          0.64           0.92(14)


Variable Portfolio - Davis New York Venture Fund (Class 3)       0.70       0.13     0.13            --           0.96(1),(15)


Variable Portfolio - Goldman Sachs Mid Cap Value Fund            0.78       0.13     0.14            --           1.05(1)
(Class 3)


Variable Portfolio - Moderate Portfolio (Class 2)                  --       0.25     0.02          0.75           1.02


Variable Portfolio - Moderate Portfolio (Class 4)                  --       0.25     0.02          0.75           1.02(14)


Variable Portfolio - Moderately Aggressive Portfolio (Class        --       0.25     0.02          0.79           1.06
2)


Variable Portfolio - Moderately Aggressive Portfolio (Class        --       0.25     0.02          0.79           1.06(14)
4)


Variable Portfolio - Moderately Conservative Portfolio             --       0.25     0.02          0.69           0.96
(Class 2)


Variable Portfolio - Moderately Conservative Portfolio             --       0.25     0.02          0.69           0.96(14)
(Class 4)


Variable Portfolio - Partners Small Cap Value Fund (Class        0.92       0.13     0.17          0.04           1.26(1),(15)
3)


Wanger International                                             0.86         --     0.21            --           1.07(16)


Wanger USA                                                       0.86         --     0.12            --           0.98(16)


Wells Fargo Advantage VT Core Equity Fund - Class 2              0.55       0.25     0.21          0.01           1.02(17)




8  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                              ACQUIRED FUND   GROSS TOTAL
                                                              MANAGEMENT   12B-1     OTHER       FEES AND        ANNUAL
                         FUND NAME**                             FEES       FEES   EXPENSES    EXPENSES***      EXPENSES

Wells Fargo Advantage VT Index Asset Allocation                  0.55%      0.25%    0.28%           --%          1.08%(18)
Fund - Class 2


Wells Fargo Advantage VT International Equity Fund - Class       0.75       0.25     0.26          0.01           1.27(17)
2


Wells Fargo Advantage VT Opportunity Fund - Class 2              0.65       0.25     0.21          0.01           1.12(18)


Wells Fargo Advantage VT Small Cap Growth Fund - Class 2         0.75       0.25     0.20            --           1.20(17)





    *The Funds provided the information on their expenses and we have not independently verified the information.


   **The previous fund names can be found in "The Variable Account and the Funds" section of the prospectus.


  ***Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).


  (1)Expense ratios have been adjusted to reflect current fees.


  (2)Columbia Management Investment Advisers, LLC and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), will not exceed 0.82% for Columbia Variable
     Portfolio - Balanced Fund (Class 3), 0.58% for Columbia Variable Portfolio - Cash Management Fund (Class 3), 0.86% for Columbia Variable Portfolio - Dynamic Equity Fund (Class 3), 0.83% for Columbia Variable Portfolio - Income Opportunities Fund (Class 3), 0.89% for Columbia Variable Portfolio - Large Cap Growth Fund (Class 3), 1.02% for Columbia Variable Portfolio - Mid Cap Value Opportunity Fund (Class 3), 0.95% for Columbia Variable Portfolio - Select Large-Cap Value Fund (Class 3) and 1.08% for Columbia Variable Portfolio - Select Smaller-Cap Value Fund (Class 3).


  (3)Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates. Other expenses have been restated to reflect contractual changes to the transfer agency fees paid. The Adviser has voluntarily agreed to reimburse a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed 0.85% of the Fund's average daily net assets on an annualized basis. The Adviser, in its discretion, may revise or discontinue this arrangement at any time.


  (4)Effective January 1, 2011, Credit Suisse will voluntarily waive fees and reimburse expenses so that the Portfolio's annual expenses will not exceed 1.05% of the Portfolio's average daily net assets.


  (5)The investment manager and administrator have contractually agreed to waive or limit their respective fees so that the increase in investment management and fund administration fees paid by the Fund is phased in over a five year period, starting on May 1, 2007, with there being no increase in the rate of such fees for the first year ended April 30, 2008. For each of four years thereafter through April 30, 2012, the investment manager and administrator will receive one-fifth of the increase in the rate of fees. After fee reductions, net expenses would be 1.25%.


  (6)The manager and administrator have agreed in advance to reduce their fees as a result of the Fund's investment in a Franklin Templeton money market fund. This reduction will continue until at least April 30, 2012. After fee reductions, net expenses would be 0.93%.


  (7)The Investment Adviser has voluntarily agreed to reduce or limit other expenses (excluding management fees, distribution and service fees, transfer agent fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meetings and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) equal on an annualized basis to 0.004% of the Fund's average daily net assets. The expense reductions may be modified or terminated at any time at the option of the Investment Adviser without shareholder approval.


  (8)Total annual fund operating expenses have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund. In addition, the Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding interest, taxes, dividend expense on short sales, extraordinary or non-routine items and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) of Series I shares to 0.67% of average daily net assets.


  (9)Total annual fund operating expenses have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund. In addition, the Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding interest, taxes, dividend expense on short sales, extraordinary or non-routine items and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) of Series II shares to 0.87% of average daily net assets.


 (10)The Portfolios' adviser, Morgan Stanley Investment Management Inc. (the "Adviser"), has agreed to reduce its advisory fee and/or reimburse each Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses (such as foreign country tax expense and interest expense on amounts borrowed) (but including any 12b-1 fee), will not exceed 1.40% for Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares and 1.15% for Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares. The fee waivers and/or expense reimbursements are expected to continue until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate.


 (11)The Manager has agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investments in Oppenheimer Institutional Money Market Fund, Oppenheimer Master Loan Fund, LLC and Oppenheimer Master Event-Linked Bond Fund, LLC. This fee waiver and/or reimbursement may not be amended or withdrawn until one year after the date of the Fund's prospectus. The Manager has also contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee it receives from the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may not be terminated by the Manager unless termination is approved by the Fund's Board of Trustees.


 (12)The Manager has voluntarily agreed to limit the Fund's total annual operating expenses so that those expenses, as percentages of daily net assets, will not exceed the annual rate of 1.05%. This voluntary expense limitation may not be amended or withdrawn until one year after the date of the Funds' prospectus.


 (13)PIMCO has contractually agreed, through May 1, 2012, to reduce its advisory fee to the extent that the Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. The fee reduction is implemented based on a calculation of Underlying PIMCO fund expenses attributable to advisory and supervisory and administrative fees that is different from the calculation of acquired fund fees and expenses listed in the table above. After fee waivers, net expenses would be 1.305%.



       RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  9

 (14)Columbia Management Investment Advisers, LLC and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses for Class 4 shares of the Fund until April 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net Fund expenses (including acquired fund fees and expenses) will not exceed 0.99% for Variable Portfolio - Aggressive Portfolio (Class 4), 0.86% for Variable Portfolio - Conservative Portfolio (Class 4), 0.94% for Variable
     Portfolio - Moderate Portfolio (Class 4), 0.98% Variable
     Portfolio - Moderately Aggressive Portfolio (Class 4) and 0.90% for Variable Portfolio - Moderately Conservative Portfolio (Class 4).


 (15)Columbia Management Investment Advisers, LLC and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), will not exceed 0.90% for Variable Portfolio - Davis New York Venture Fund (Class 3) and 1.14% for Variable Portfolio - Partners Small Cap Value Fund (Class 3).


 (16)The advisor has contractually agreed to cap advisory fees at an annual rate equal to 0.83% for Wanger International and 0.85% for Wanger USA of the Fund's average daily net assets until April 30, 2012. After fee waivers and/or reimbursements, net expenses would be 1.04% for Wanger International and 0.97% for Wanger USA.


 (17)Expenses have been adjusted from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses. Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's total annual fund operating expenses after fee waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.00% for Wells Fargo Advantage VT Core Equity Fund - Class 2, 0.95% for Wells Fargo Advantage VT International Equity Fund - Class 2 and 1.20% for Wells Fargo Advantage VT Small Cap Growth Fund - Class 2.


(18) Expenses have been adjusted from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses. Funds Management has committed through April 30, 2012 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's total annual fund operating expenses after fee waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.00% for Wells Fargo Advantage VT Index Asset Allocation Fund - Class 2 and 1.07% for Wells Fargo Advantage VT Opportunity Fund - Class 2.




10  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

POLICY BENEFITS AND RISKS

This summary describes the policy's important benefits and risks. The sections in the prospectus following this summary discuss the policy's benefits, risks and other provisions in more detail. For your convenience, we have defined certain words and phrases used in this prospectus in the "Key Terms" section.

POLICY BENEFITS


      POLICY BENEFIT             WHAT IT MEANS                           HOW IT WORKS
DEATH BENEFIT              We will pay a benefit to   The amount payable is the death benefit amount
                           the beneficiary of the     minus any indebtedness as of the death benefit
                           policy when both insureds  valuation date. You may choose either of the
                           have died. Before the      following death benefit options:
                           youngest insured's
                           attained insurance age     OPTION 1 (LEVEL AMOUNT): If death is prior to the
                           100, your policy's death   youngest insured's attained insurance age 100, the
                           benefit on the last        death benefit amount is the greater of the
                           surviving insured's death  following as determined on the death benefit
                           can never be less than     valuation date:
                           the specified amount       - the specified amount; or
                           unless you change that     - a percentage of the policy value.
                           amount or your policy has
                           outstanding indebtedness.  OPTION 2 (VARIABLE AMOUNT): If death is prior to the youngest insured's attained insurance age 100,
                                                      the death benefit amount is the greater of the
                                                      following as determined on the death benefit
                                                      valuation date:
                                                      - the policy value plus the specified amount; or
                                                      - a percentage of the policy value.

                                                      You may change the death benefit option or
                                                      specified amount within certain limits, but doing
                                                      so generally will affect policy charges. We
                                                      reserve the right to limit any decrease to the
                                                      extent necessary to qualify the policy as life
                                                      insurance under the Internal Revenue Code of 1986,
                                                      as amended (Code).

                                                      UNDER BOTH OPTION 1 AND OPTION 2, IF DEATH IS ON
                                                      OR AFTER THE YOUNGEST INSURED'S ATTAINED INSURANCE
                                                      AGE 100, THE DEATH BENEFIT AMOUNT WILL BE THE
                                                      GREATER OF:
                                                      - the policy value on the death benefit valuation
                                                        date; or
                                                      - the policy value at the youngest insured's
                                                        attained insurance age 100.
--------------------------------------------------------------------------------------------------------

MINIMUM INITIAL GUARANTEE  Your policy will not       MINIMUM INITIAL PREMIUM PERIOD: A period of time
PERIOD AND DEATH BENEFIT   lapse (end without value)  during the early years of the policy when you may
GUARANTEE (DBG)            if the minimum initial     choose to pay the minimum initial premium as long
                           premium period or the DBG  as the policy value minus indebtedness equals or option is in effect, even  exceeds the monthly deduction.
                           if the cash surrender
                           value is less than the     DEATH BENEFIT GUARANTEE: The policy has the
                           amount needed to pay the   following DBG option which remains in effect if
                           monthly deduction.         you meet certain premium requirements and
                                                      indebtedness does not exceed the policy value
                                                      minus surrender charges:

                                                      - DEATH BENEFIT GUARANTEE TO AGE 100 (DBG-100)
                                                        guarantees the policy will not lapse before the
                                                        youngest insured's attained insurance age 100.
--------------------------------------------------------------------------------------------------------



      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  11

      POLICY BENEFIT             WHAT IT MEANS                           HOW IT WORKS
FLEXIBLE PREMIUMS          You choose when to pay     When you apply for your policy, you state how much
                           premiums and how much      you intend to pay and whether you will pay
                           premium to pay.            quarterly, semiannually or annually. You may also
                                                      make additional, unscheduled premium payments
                                                      subject to certain limits. You cannot make premium
                                                      payments on or after the youngest insured's
                                                      attained insurance age 100. We may refuse premiums
                                                      in order to comply with the Code. Although you
                                                      have flexibility in paying premiums, the amount
                                                      and frequency of your payments will affect the
                                                      policy value, cash surrender value and the length
                                                      of time your policy will remain in force as well
                                                      as affect whether the DBG remains in effect.
--------------------------------------------------------------------------------------------------------

POLICY VALUE CREDITS       You may receive a credit   If you have met certain premium requirements, we
                           to your policy value       currently credit the policy value on a pro rata
                           beginning in the second    basis with an amount equal on an annual basis to
                           policy year.               .15% of the policy value. We reserve the right to
                                                      change the credit percentage. No minimum credit is
                                                      guaranteed. We reserve the right to calculate and
                                                      apply the policy value credit on a monthly,
                                                      quarterly, semi-annual or annual basis as we
                                                      determine.
--------------------------------------------------------------------------------------------------------

RIGHT TO EXAMINE YOUR      You may return your        You may mail or deliver the policy to our home
POLICY ("FREE LOOK")       policy for any reason and  office or to your sales representative with a
                           receive a full refund of   written request for cancellation by the 20th day
                           all premiums paid.         after you receive it. On the date your request is
                                                      postmarked or received, the policy will
                                                      immediately be considered void from the start.

                                                      Under our current administrative practice, your
                                                      request to cancel the policy under the "Free Look"
                                                      provision will be honored if received at our home
                                                      office within 30 days from the latest of the
                                                      following dates:
                                                      - The date we mail the policy from our office.
                                                      - The policy date (only if the policy is issued in
                                                        force).
                                                      - The date your sales representative delivers the
                                                        policy to you as evidenced by our policy
                                                        delivery receipt, which you must
                                                        sign and date.

                                                      We reserve the right to change or discontinue this
                                                      administrative practice at any time.
--------------------------------------------------------------------------------------------------------

EXCHANGE RIGHT             For two years after the    Because the policy itself offers a fixed return
                           policy is issued, you can  option, all you need to do is transfer all of the
                           exchange it for one that   policy value in the subaccounts to the fixed
                           provides benefits that do  account. This exchange does not require our
                           not vary with the          underwriting approval. We do not issue a new
                           investment return of the   policy. State restrictions may apply.
                           subaccounts.
--------------------------------------------------------------------------------------------------------



12  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

      POLICY BENEFIT             WHAT IT MEANS                           HOW IT WORKS
INVESTMENT CHOICES         You may direct your net
                           premiums or transfer your
                           policy's value to:
                           - THE VARIABLE ACCOUNT     - UNDER THE VARIABLE ACCOUNT your policy's value
                             which consists of          may increase or decrease daily, depending on the
                             subaccounts, each of       investment return. No minimum amount is
                             which invests in a fund    guaranteed.
                             with a particular
                             investment objective;
                             or
                           - THE FIXED ACCOUNT which  - THE FIXED ACCOUNT earns interest rates that we
                             is our general             adjust periodically. This rate will never be
                             investment account.        lower than 4%.
--------------------------------------------------------------------------------------------------------

SURRENDERS                 You may cancel the policy  The cash surrender value is the policy value minus
                           while it is in force and   indebtedness minus any applicable surrender
                           receive its cash           charges. Partial surrenders are available within
                           surrender value or take a  certain limits for a fee.
                           partial surrender out of
                           your policy.
--------------------------------------------------------------------------------------------------------

LOANS                      You may borrow against     Your policy secures the loan.
                           your policy's cash
                           surrender value.
--------------------------------------------------------------------------------------------------------

TRANSFERS                  You may transfer your      You may transfer policy value from one subaccount
                           policy's value.            to another or between subaccounts and the fixed
                                                      account. You can also arrange for automated
                                                      transfers among the fixed account and subaccounts.
                                                      Certain restrictions may apply.
--------------------------------------------------------------------------------------------------------

OPTIONAL INSURANCE         You may add optional       AVAILABLE RIDERS YOU MAY ADD:
BENEFITS                   benefits to your policy    - FOUR-YEAR TERM INSURANCE RIDER (FYT): FYT
                           at an additional cost, in    provides a specified amount of term insurance.
                           the form of riders (if       The FYT death benefit is paid if both insureds
                           you meet certain             die during the first four policy years.
                           requirements). The         - POLICY SPLIT OPTION RIDER (PSO): PSO permits a
                           amounts of these benefits    policy to be split into two individual permanent
                           do not vary with             plans of life insurance then offered by us for
                           investment experience of     exchange, one on the life of each insured, upon
                           the variable account.        the occurrence of a divorce of the insureds,
                           Certain restrictions and     dissolution of a business owned or conducted by
                           conditions apply and are     the insureds, dissolution of a business
                           clearly described in the     partnership between the insureds or certain
                           applicable rider.            changes in federal estate tax law. (See "Federal
                                                        Taxes.")
--------------------------------------------------------------------------------------------------------





      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  13

POLICY RISKS



       POLICY RISK               WHAT IT MEANS                          WHAT CAN HAPPEN
INVESTMENT RISK            You direct your net        - You can lose cash values due to adverse
                           premiums or transfer your    investment experience. No minimum amount is
                           policy's value to a          guaranteed under the subaccounts of the variable
                           subaccount that drops in     account.
                           value.                     - Your death benefit under Option 2 may be lower
                                                        due to adverse investment experience.
                                                      - Your policy could lapse due to adverse
                                                        investment experience if neither the minimum
                                                        initial premium period nor any of the DBG
                                                        options are in effect and you do not pay the
                                                        premiums needed to maintain coverage.
                          ------------------------------------------------------------------------------

                           You transfer your          - The value of the subaccount from which you
                           policy's value between       transferred could increase.
                           subaccounts.               - The value of the subaccount to which you
                                                        transferred could decrease.
--------------------------------------------------------------------------------------------------------

RISK OF LIMITED POLICY     The policy is not          - If you are unable to afford the premiums needed
VALUES IN EARLY YEARS      suitable as a short-term     to keep the policy in force, your policy could
                           investment.                  lapse with no value.
                          ------------------------------------------------------------------------------

                           Your policy has little or  - Surrender charges apply to this policy for the
                           no cash surrender value      first 15 policy years. Surrender charges can
                           in the early policy          significantly reduce policy value. Poor
                           years.                       investment performance can also significantly
                                                        reduce policy values. During early policy years
                                                        the cash surrender value may be less than the
                                                        premiums you pay for the policy.
                          ------------------------------------------------------------------------------

                           Your ability to take       - You cannot take partial surrenders during the
                           partial surrenders is        first policy year.
                           limited.
--------------------------------------------------------------------------------------------------------

LAPSE RISK                 You do not pay the         - We will not pay a death benefit if your policy
                           premiums needed to           lapses.
                           maintain coverage.         - Also, the lapse may have adverse tax
                                                        consequences. (See "Tax Risk.")
                          ------------------------------------------------------------------------------

                           Your policy may lapse due  - Surrender charges affect the surrender value,
                           to surrender charges.        which is a measure we use to determine whether
                                                        your policy will enter a grace period (and
                                                        possibly lapse, which may have adverse tax
                                                        consequences). A partial surrender will reduce
                                                        the policy value, will reduce the death benefit
                                                        and may terminate any of the DBG options.
                          ------------------------------------------------------------------------------

                           You take a loan against    - Taking a loan increases the risk of:
                           your policy.                -- policy lapse (which may have adverse tax
                                                          consequences);
                                                       -- a permanent reduction of policy value;
                                                       -- reducing the death benefit.
                                                      - Taking a loan may also terminate the DBG.
                          ------------------------------------------------------------------------------

                           Your policy can lapse due  - Your policy could lapse due to adverse
                           to poor investment           investment experience if neither the minimum
                           performance.                 initial premium period nor any of the DBG
                                                        options are in effect and you do not pay the
                                                        premiums needed to maintain coverage.
                                                      - The lapse may have adverse tax consequences.
--------------------------------------------------------------------------------------------------------





14  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

       POLICY RISK               WHAT IT MEANS                          WHAT CAN HAPPEN
EXCHANGE/REPLACEMENT RISK  You drop another policy    - You may pay surrender charges on the policy you
                           to buy this one.             drop.

                                                      - This policy has surrender charges, which may
                                                        extend beyond those in the policy you drop.

                                                      - You will be subject to new incontestability and
                                                        suicide  periods.

                                                      - You may be in a higher insurance risk rating
                                                        category now and you may pay higher premiums.

                                                      - If you drop the policy and it is not part of an
                                                        exchange under Section 1035 of the Code, there
                                                        may be adverse tax consequences if your total
                                                        policy value (before reductions for outstanding
                                                        loans, if any) exceeds your investment in the
                                                        policy.

                                                      - If you drop the policy as part of an exchange
                                                        under Section 1035 of the Code and there is a
                                                        loan on the policy, there may be adverse tax
                                                        consequences if your total policy value (before
                                                        reductions for the outstanding loan) exceeds
                                                        your investment in the policy.

                          ------------------------------------------------------------------------------

                           You use cash values or     - If you borrow from another policy to buy this
                           dividends from another       one, the loan reduces the death benefit on the
                           policy to buy this one,      other policy. If you fail to repay the loan and
                           without dropping the         accrued interest, you could lose the other
                           other policy.                coverage and you may be subject to income tax if
                                                        the policy lapses or is surrendered with a loan
                                                        against it.

                                                      - If you surrender cash value from another policy
                                                        to buy this one, you could lose coverage on the
                                                        other policy. Also, the surrender may be subject
                                                        to federal and state income tax.
--------------------------------------------------------------------------------------------------------

TAX RISK                   A policy may be            - Federal income tax on earnings will apply to
                           classified as a "modified    surrenders or loans from a MEC policy or an
                           endowment contract" (MEC)    assignment or pledge of a MEC policy. State
                           for federal income tax       income taxes may also apply. These taxable
                           purposes when issued. If     earnings come out first on surrenders or loans
                           a policy is not a MEC        from a MEC policy or an assignment or pledge of
                           when issued, certain         a MEC policy. If you are under age 59 1/2, a 10%
                           changes you make to the      penalty tax may also apply to these earnings.
                           policy may cause it to       After the earnings are withdrawn, then
                           become a MEC.                investment in the policy is paid out.

                          ------------------------------------------------------------------------------



      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  15

       POLICY RISK               WHAT IT MEANS                          WHAT CAN HAPPEN
TAX RISK (CONTINUED)       If your policy lapses or   - You will be taxed on any earnings in the policy.
                           is fully surrendered with    For non-MEC policies, these earnings include
                           an outstanding policy        earnings in policy cash surrender value and
                           loan, you may experience     earnings previously taken via existing loans. It
                           a significant tax risk,      could be the case that a policy with a
                           especially if your           relatively small existing cash value could have
                           policy is not a MEC.         significant earnings that will be taxed upon
                                                        lapse or surrender of the policy. For MEC
                                                        policies, earnings are the remaining earnings in
                                                        the policy, which could be a significant amount
                                                        depending on the policy.

                          ------------------------------------------------------------------------------
                           You may buy this policy    - The tax-deferred accrual of cash values provided
                           to fund a tax-deferred       by the policy is unnecessary because tax
                           retirement plan.             deferral is provided by the tax-deferred
                                                        retirement plan.

                          ------------------------------------------------------------------------------
                           The investments in the     - If a policy fails to qualify as a life insurance
                           subaccount are not           policy because
                           adequately diversified.      it is not adequately diversified, the
                                                        policyholder
                                                        must include in gross income the "income on the
                                                        contract"
                                                        (as defined in Section 7702(g) of the Code).

                          ------------------------------------------------------------------------------

                           Congress may change how    - You could lose any or all of the specific
                           life insurance is taxed      federal income tax attributes and benefits of a
                           at any time.                 life insurance policy including tax-deferred
                                                        accrual of cash values and income tax free death
                           The interpretation of        benefits. For non-MEC policies you could lose
                           current tax law is           your ability to take non-taxable distributions
                           subject to change by the     from the policy.
                           Internal Revenue Service
                           (IRS) or the courts at
                           any time.

                          ------------------------------------------------------------------------------

                           The IRS may determine      - You may be taxed on the income of each
                           that you are the owner of    subaccount to the extent of your interest in the
                           the fund shares held by      subaccount.
                           our Variable Account.
--------------------------------------------------------------------------------------------------------




Variable life insurance is a complex vehicle that is subject to market risk, including the potential loss of principal invested. Before you invest, be sure to ask your sales representative about the policy's features, benefits, risks and fees, and whether it is appropriate for you based upon your financial situation and objectives. Your sales representative may or may not be authorized to offer you several different variable life insurance policies in addition to the policy described in this prospectus. Each policy has different features or benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the policy. The different features and benefits may include investment and fund manager options, variations in interest rate amounts and guarantees and surrender charge schedules. The fees and charges may also be different among the policies. Be sure to ask your sales representative about all the options that are available to you.

FUND RISKS
A comprehensive discussion of the risks of each portfolio in which the subaccounts invest may be found in each fund's prospectus. Please refer to the prospectuses for the funds for more information. THE INVESTMENT ADVISERS CANNOT GUARANTEE THAT THE FUNDS WILL MEET THEIR INVESTMENT OBJECTIVES.


16  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

LOADS, FEES AND CHARGES

Policy charges primarily compensate us for:

- providing the insurance benefits of the policy;

- issuing the policy;

- administering the policy;

- assuming certain risks in connection with the policy; and

- distributing the policy.

We deduct some of these charges from your premium payments. We deduct others periodically from your policy value in the fixed account and/or subaccounts. We may also assess a charge if you surrender your policy or the policy lapses. We may profit from one or more of the charges we collect under the policy. We may use these profits for any corporate purpose.

PREMIUM EXPENSE CHARGE
We deduct this charge from each premium payment. We credit the amount remaining after the deduction, called the net premium, to the accounts you have selected. The premium expense charge is 3.5% of each premium payment. The premium expense charge, in part, compensates us for expenses associated with administering and distributing the policy, including agents' commissions, advertising and printing of prospectuses and sales literature. (The surrender charge, discussed under "Surrender Charge" below, also may partially compensate us for these expenses.) The premium expense charge also may compensate us for paying taxes imposed by the State of New York on premiums received by insurance companies.

MONTHLY DEDUCTION
On each monthly date we deduct from the value of your policy in the fixed account and/or subaccounts an amount equal to the sum of:

1. the cost of insurance for the policy month;

2. the policy fee shown in your policy;

3. the administrative charge shown in your policy; and

4. charges for any optional insurance benefits provided by rider for the policy month.

We explain each of the four components below.

You specify, in your policy application, what percentage of the monthly deduction from 0% to 100% you want us to take from the fixed account and from each of the subaccounts. You may change these percentages for future monthly deductions by writing to us.

We will take monthly deductions from the fixed account and the subaccounts on a pro rata basis if:

- you do not specify the accounts from which the monthly deduction is to be taken; or

- the value in the fixed account or any subaccount is insufficient to pay the portion of the monthly deduction you have specified.

If the cash surrender value of your policy is not enough to pay the monthly deduction on a monthly anniversary, the policy may lapse. However, the policy will not lapse if the DBG-100 or the minimum initial premium period is in effect. (See "Death Benefit Guarantee to Age 100," "Minimum Initial Premium Period;" also "Grace Period," "Reinstatement.")

COMPONENTS OF THE MONTHLY DEDUCTION:
1. COST OF INSURANCE: the cost providing the death benefit under your policy.

   The cost of insurance for a policy month is calculated as: [A X (B - C)]

where:

   "A" IS THE MONTHLY COST OF INSURANCE RATE based on each insured's insurance age, duration of coverage, sex, (unless unisex rates are required by law) and risk classification. Generally, the cost of insurance rate will increase as the attained insurance age of each insured increases. We set the rates based on our expectations as to future mortality experience. We may change the rates from time to time; any change will apply to all individuals of the same risk classification. However, rates will not exceed the guaranteed annual maximum cost of insurance rates shown in your policy. For 2001 CSO Policies, the rates are based on the 2001 Commissioners's Standard Ordinary (CSO) Smoker or Nonsmoker, Male or Female, Mortality Tables, Age Last Birthday. For all other policies, the rates are based on the 1980 CSO Smoker and Nonsmoker Mortality Tables, Age Last Birthday.

   "B" IS THE DEATH BENEFIT on the monthly date divided by 1.0032737 (which reduces our net amount at risk, solely for computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 4%).


      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  17

   "C" IS THE POLICY VALUE on the monthly date. At this point, the policy value has been reduced by the policy fee, the administrative charge and any charges for optional riders.

2. POLICY FEE: $20 per month for the first ten policy years. This charge reimburses us for expenses associated with issuing the policy, such as processing the application (primarily underwriting) and setting up computer records; and associated with administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners. We reserve the right to change the charge in the future, but guarantee that it will never exceed $20 per month in the first ten policy years and $7.50 per month thereafter.

3. ADMINISTRATIVE CHARGE: The monthly charge varies depending on the youngest insured's insurance age. For insurance ages 15-39, the rate is $0.04 per $1,000 of the policy's initial specified amount, for insurance ages 40-59, the rate is $0.05 and for insurance ages 60 and over, the rate is $0.06. This charge reimburses us for expenses associated with issuing the policy and partially compensates us for expenses associated with distribution and administration of the policy. We reserve the right to change the charge in the future, but guarantee that it will never exceed $0.07 per $1,000 of the policy's initial specified amount for the first ten years and $.02 per $1,000 of the policy's initial specified amount thereafter.

4. OPTIONAL INSURANCE BENEFIT CHARGES: charges for any optional benefits added to the policy by rider. (See "Fee Tables -- Charges Other than Fund Operating Expenses.")

SURRENDER CHARGE
If you surrender your policy or the policy lapses during the first 15 policy years, we will assess a surrender charge.

The surrender charge reimburses us for costs of issuing the policy, such as processing the application (primarily underwriting) and setting up computer records. It also partially pays for commissions, advertising and printing the prospectus and sales literature.

The maximum surrender charge for the initial specified amount is shown in your policy. It is based on the insureds' insurance ages, risk classifications and initial specified amount. The maximum surrender charge will remain level during the first five policy years and then decreases monthly until it is zero at the end of 15 policy years.

The following table illustrates the maximum surrender charge for two insureds: male, insurance age 55 qualifying for standard nonsmoker rates and female, insurance age 55 qualifying for standard nonsmoker rates. We assume the specified amount to be $1,500,000.


LAPSE OR SURRENDER                          MAXIMUM
AT BEGINNING OF YEAR                   SURRENDER CHARGE

          1                               $28,042.27

          2                                28,042.27

          3                                28,042.27

          4                                28,042.27

          5                                28,042.27

          6                                28,042.27

          7                                25,238.05

          8                                22,433.82

          9                                19,629.59

         10                                17,059.05

         11                                14,021.14

         12                                11,216.91

         13                                 8,412.68

         14                                 5,608.45

         15                                 2,804.23

         16                                     0.00


The maximum surrender charge is the number of thousands of dollars of initial specified amount multiplied by a rate based on the youngest insured's issue age multiplied by a rate based on the oldest insured's issue age. Both rates are based on risk classifications of the insureds (i.e., standard or nonsmoker). In the example above, the initial specified amount is $1,500,000 and the insureds are male, insurance age 55 qualifying for standard nonsmoker rates and female, insurance age 55 qualifying for standard nonsmoker rates; the youngest insured's rate is $21.0979 and the oldest insured's rate is $0.8861. The maximum surrender charge is $1,500 multiplied by $21.0979 multiplied by $0.8861, which equals $28,042.27.


18  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

For 2001 CSO policies, the following table illustrates the maximum surrender charge for two insureds: male, insurance age 55 qualifying for standard nontobacco rates and female, insurance age 55, qualifying for standard nontobacco rates. We assume the specified amount to be $1,200,000.


LAPSE OR SURRENDER                          MAXIMUM
AT BEGINNING OF YEAR                   SURRENDER CHARGE

          1                               $20,602.49

          2                                20,602.49

          3                                20,602.49

          4                                20,602.49

          5                                20,602.49

          6                                20,430.61

          7                                18,370.07

          8                                16,309.53

          9                                14,249.96

         10                                12,189.42

         11                                10,128.88

         12                                 8,068.34

         13                                 6,008.77

         14                                 3,948.23

         15                                 1,887.69

         16                                     0.00


From the beginning of year six to the end of year 15, the amounts shown decrease on a monthly basis.

PARTIAL SURRENDER CHARGE
If you surrender part of the value of your policy, we will charge you $25 (or 2% of the amount surrendered, if less). We guarantee that this charge will not increase for the duration of your policy.

MORTALITY AND EXPENSE RISK CHARGE
This charge applies only to the subaccounts and not to the fixed account. It is equal, on an annual basis, to .90% of the average daily net asset value of the subaccounts for the first 10 policy years and .45% thereafter. We reserve the right to charge up to .90% for all policy years. Computed daily, the charge compensates us for:

- MORTALITY RISK -- the risk that the cost of insurance charge will be insufficient to meet actual claims.

- EXPENSE RISK -- the risk that the policy fee and the surrender charge (described above) may be insufficient to cover the cost of administering the policy.

Any profit from the mortality and expense risk charge would be available to us for any proper corporate purpose including, among others, payment of sales and distribution expenses, which we do not expect to be covered by the premium expense charge and surrender charges discussed earlier. We will make up any further deficit from our general assets.

TRANSFER CHARGE
We reserve the right to assess a fee for each transfer in excess of five made by mail or phone. We guarantee that this fee will not exceed $25 per transfer for the duration of your policy.

ANNUAL OPERATING EXPENSES OF THE FUNDS
Any applicable management fees, 12b-1 fees and other expenses of the funds are deducted from, and paid out of, the assets of the funds as described in each fund's prospectus.

EFFECT OF LOADS, FEES AND CHARGES
Your death benefits, policy values and cash surrender values may fluctuate due to an increase or decrease in the following charges:

- cost of insurance charges;

- administrative charges;

- surrender charges;

- cost of optional insurance benefits;


      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  19

- policy fees;

- mortality and expense risk charges; and

- annual operating expenses of the funds, including management fees, 12b-1 fees and other expenses.

In addition, your death benefits, policy values and cash surrender values may change daily as a result of the investment experience of the subaccounts.

OTHER INFORMATION ON CHARGES
We may reduce or eliminate various fees and charges on a basis that is fair and reasonable and applies to all policy owners in the same class. We may do this for example when we incur lower sales costs and/or perform fewer administrative services than usual.

RIVERSOURCE LIFE OF NY

We are a stock life insurance company organized in 1972 under the laws of the State of New York and are located at 20 Madison Avenue Extension, Albany, NY 12203. Our mailing address is: 20 Madison Avenue Extension, P.O. Box 5144, Albany, NY 12205. We are a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business in the State of New York. Our primary products currently include fixed and variable annuity contracts and life insurance policies.


20  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

THE VARIABLE ACCOUNT AND THE FUNDS

THE VARIABLE ACCOUNT: The variable account consists of a number of subaccounts, each of which invests in shares of a particular fund. Income, gains and losses of each subaccount are credited to or charged against the assets of that subaccount alone. Therefore, the investment performance of each subaccount is independent of the investment performance of our company assets. We will not charge a subaccount with the liabilities of any other subaccount or with the liabilities of any other business we conduct. We are obligated to pay all amounts promised to you under the policies.

THE FUNDS: The policy currently offers subaccounts investing in shares of the funds listed in the table below.

- INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

- FUND NAME AND MANAGEMENT: A fund underlying your policy in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

- ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund name and management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

- ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of the underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others, for example, various types of bonds, shares of smaller companies, and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer (see "Transfers Between the Fixed Account and Subaccounts -- Portfolio Navigator Program") or under asset allocation programs used in conjunction with the policies, contracts and plans of other eligible purchasers of the funds.

- FUNDS AVAILABLE UNDER THE POLICY: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the policy charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is a substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a policy, which funds to add to a policy and which funds will no longer be offered in a policy. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to, fund performance, fund expenses, classes of fund shares available, size of the fund, and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds, and portfolio concentration and sector weightings. We also consider the levels and types of revenue, including but not limited to expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.


- REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF INTEREST:
  We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue, including but not limited to expense payments and non-cash compensation. The amount of this revenue and how it is computed varies by fund, may be significant and may create potential conflicts of interest. The greatest amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the funds that are managed by our affiliates Columbia Management


      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  21

  Investment Advisers, LLC (Columbia Management Investment Advisers) and Columbia Wanger Asset Management, LLC (Columbia Wanger Asset Management) (affiliated funds).



  Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on policy values that are invested in the affiliated funds. We or our affiliates receive revenue which ranges up to 0.64% of the average daily net assets invested in the underlying funds through this policy and other policies and contracts that we and our affiliate life insurance company issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of underlying funds through this policy and other policies and contracts that we and our affiliates issue. Please see the Statement of Additional Information (SAI) for a table that ranks the underlying funds according to total dollar amounts that their affiliates paid us or our affiliates in the prior calendar year.


  Expense payments, non-cash compensation and other forms of revenue may influence recommendations your sales representative makes regarding whether you should invest in the policy and whether you should allocate premiums or policy value to a subaccount that invests in a particular fund (see "Distribution of the Policy").

  The revenue we and/or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the policy (see "Fee Tables"). However, the revenue we and/or affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate policy value to the subaccount that invests in that fund.

- WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues, including, but not limited to expense payments and non-cash compensation for various purposes including:

  - Compensating, training and educating sales representatives who sell the policies.

  - Granting access to our employees whose job it is to promote sales of the policies by authorized selling firms and their sales representatives, and granting access to sales representatives of our affiliated selling firms.

  - Activities or services we or our affiliates provide that assist in the promotion and distribution of the policies including promoting the funds available under the policies to prospective and existing policy owners, authorized selling firms and sales representatives.

  - Providing sub-transfer agency and shareholder servicing to policy owners.

  - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the policies.

  - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

  - Furnishing personal services to policy owners, including education of policy owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).

  - Subaccounting, transaction processing, recordkeeping and administration.


- SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by Columbia Management Investment Advisers. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:


  - Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

- SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.


22  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

YOU CAN DIRECT YOUR NET PREMIUMS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:



----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
AllianceBernstein  Seeks long-term growth of capital.           AllianceBernstein L.P.
VPS Growth and
Income Portfolio
(Class B)
----------------------------------------------------------------------------------------

AllianceBernstein  Seeks long-term growth of capital.           AllianceBernstein L.P.
VPS International
Value Portfolio
(Class B)
----------------------------------------------------------------------------------------

AllianceBernstein  Seeks long-term growth of capital.           AllianceBernstein L.P.
VPS Large Cap
Growth Portfolio
(Class B)
----------------------------------------------------------------------------------------

American           Seeks capital growth.                        American Century
Century(R) VP                                                   Investment Management,
International,                                                  Inc.
Class II
----------------------------------------------------------------------------------------

American Century   Seeks long-term capital growth. Income is a  American Century
VP Value, Class    secondary objective.                         Investment Management,
II                                                              Inc.
----------------------------------------------------------------------------------------

Calvert Variable   Seeks competitive total return through an    Calvert Investment
Series, Inc. VP    actively managed portfolio of stocks, bonds  Management Inc.,
SRI Balanced       and money market instruments which offer     adviser. New Amsterdam
Portfolio          income and capital growth opportunity and    Partners, LLP,
(previously        which satisfy the investment criteria,       subadviser on equity
Calvert Variable   including financial, sustainability and      portion; no subadviser
Series, Inc. VP    social responsibility factors.               on fixed-income portion.
SRI Social
Balanced
Portfolio)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks maximum total investment return        Columbia Management
Portfolio - Bala-  through a combination of capital growth and  Investment Advisers, LLC
nced Fund (Class   current income.
3) (previously
RiverSource
Variable
Portfolio - Bala-
nced Fund (Class
3))
----------------------------------------------------------------------------------------

Columbia Variable  Seeks maximum current income consistent      Columbia Management
Portfolio - Cash   with liquidity and stability of principal.   Investment Advisers, LLC
Management Fund
(Class 3)
(previously
RiverSource
Variable
Portfolio - Cash
Management Fund
(Class 3))
----------------------------------------------------------------------------------------

Columbia Variable  Seeks high level of current income while     Columbia Management
Portfolio - Dive-  attempting to conserve the value of the      Investment Advisers, LLC
rsified Bond Fund  investment for the longest period of time.
(Class 3)
(previously
RiverSource
Variable
Portfolio - Dive-
rsified Bond Fund
(Class 3))
----------------------------------------------------------------------------------------




      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  23

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Columbia Variable  Seeks high level of current income and, as   Columbia Management
Portfolio - Dive-  a secondary goal, steady growth of capital.  Investment Advisers, LLC rsified Equity
Income Fund
(Class 3)
(previously
RiverSource
Variable
Portfolio - Dive-
rsified Equity
Income Fund
(Class 3))
----------------------------------------------------------------------------------------

Columbia Variable  Seeks capital appreciation.                  Columbia Management
Portfolio - Dyna-                                               Investment Advisers, LLC
mic Equity Fund
(Class 3)
(previously
RiverSource
Variable
Portfolio - Dyna-
mic Equity Fund
(Class 3))
----------------------------------------------------------------------------------------

Columbia Variable  Seeks long-term capital growth.              Columbia Management
Portfolio - Emer-                                               Investment Advisers,
ging Markets                                                    LLC, adviser;
Opportunity Fund                                                Threadneedle
(Class 3)                                                       International Limited,
(previously                                                     an indirect wholly-owned
Threadneedle                                                    subsidiary of Ameriprise
Variable                                                        Financial, sub-adviser.
Portfolio - Emer-
ging Markets Fund
(Class 3))
----------------------------------------------------------------------------------------

Columbia Variable  Non-diversified fund that seeks high total   Columbia Management
Portfolio - Glob-  return through income and growth of          Investment Advisers, LLC
al Bond Fund       capital.
(Class 3)
(previously
RiverSource
Variable
Portfolio - Glob-
al Bond Fund
(Class 3))
----------------------------------------------------------------------------------------

Columbia Variable  Non-diversified fund that seeks total        Columbia Management
Portfolio - Glob-  return that exceeds the rate of inflation    Investment Advisers, LLC
al Inflation       over the long term.
Protected
Securities Fund
(Class 3)
(previously
RiverSource
Variable
Portfolio - Glob-
al Inflation
Protected
Securities Fund
(Class 3))
----------------------------------------------------------------------------------------

Columbia Variable  Seeks total return, consisting of a high     Columbia Management
Portfolio - High   level of income and capital appreciation.    Investment Advisers, LLC
Income Fund,
Class 2
(previously
Columbia High
Yield Fund,
Variable Series,
Class B))
----------------------------------------------------------------------------------------

Columbia Variable  Seeks high current income, with capital      Columbia Management
Portfolio - High   growth as a secondary objective.             Investment Advisers, LLC
Yield Bond Fund
(Class 3)
(previously
RiverSource
Variable
Portfolio - High
Yield Bond Fund
(Class 3))
----------------------------------------------------------------------------------------




24  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Columbia Variable  Seeks high total return through current      Columbia Management
Portfolio - Inco-  income and capital appreciation.             Investment Advisers, LLC
me Opportunities
Fund (Class 3)
(previously
RiverSource
Variable
Portfolio - Inco-
me Opportunities
Fund (Class 3))
----------------------------------------------------------------------------------------

Columbia Variable  Seeks capital appreciation.                  Columbia Management
Portfolio - In-                                                 Investment Advisers,
ternational                                                     LLC, adviser;
Opportunity Fund                                                Threadneedle
(Class 3)                                                       International Limited,
(previously                                                     an indirect wholly-owned
Threadneedle                                                    subsidiary of Ameriprise
Variable                                                        Financial, sub-adviser.
Portfolio - In-
ternational
Opportunity Fund
(Class 3))
----------------------------------------------------------------------------------------

Columbia Variable  Seeks long-term capital growth.              Columbia Management
Portfolio - Large                                               Investment Advisers, LLC
Cap Growth Fund
(Class 3)
(previously
Seligman Variable
Portfolio - Grow-
th Fund (Class
3))
----------------------------------------------------------------------------------------

Columbia Variable  Seeks growth of capital.                     Columbia Management
Portfolio - Mid                                                 Investment Advisers, LLC
Cap Growth
Opportunity Fund
(Class 3)
(previously
RiverSource
Variable
Portfolio - Mid
Cap Growth Fund
(Class 3))
----------------------------------------------------------------------------------------

Columbia Variable  Seeks long-term growth of capital.           Columbia Management
Portfolio - Mid                                                 Investment Advisers, LLC
Cap Value
Opportunity Fund
(Class 3)
(previously
RiverSource
Variable
Portfolio - Mid
Cap Value Fund
(Class 3))
----------------------------------------------------------------------------------------

Columbia Variable  Seeks long-term capital appreciation.        Columbia Management
Portfolio - S&P                                                 Investment Advisers, LLC
500 Index Fund
(Class 3)
(previously
RiverSource
Variable
Portfolio - S&P
500 Index Fund
(Class 3))
----------------------------------------------------------------------------------------

Columbia Variable  Seeks long-term growth of capital.           Columbia Management
Portfolio - Sele-                                               Investment Advisers, LLC
ct Large-Cap
Value Fund (Class
3) (previously
Seligman Variable
Portfolio - Larg-
er-Cap Value Fund
(Class 3))
----------------------------------------------------------------------------------------




      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  25

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Columbia Variable  Seeks long-term capital growth.              Columbia Management
Portfolio - Sele-                                               Investment Advisers, LLC
ct Smaller-Cap
Value Fund (Class
3) (previously
Seligman Variable
Portfolio - Smal-
ler-Cap Value
Fund (Class 3))
----------------------------------------------------------------------------------------

Columbia Variable  Seeks high level of current income and       Columbia Management
Portfolio - Short  safety of principal consistent with          Investment Advisers, LLC
Duration U.S.      investment in U.S. government and
Government Fund    government agency securities.
(Class 3)
(previously
RiverSource
Variable
Portfolio - Short
Duration U.S.
Government Fund
(Class 3))
----------------------------------------------------------------------------------------

Credit Suisse      Seeks total return.                          Credit Suisse Asset
Trust - Commodity                                               Management, LLC
Return Strategy
Portfolio
----------------------------------------------------------------------------------------

Eaton Vance VT     Seeks high level of current income.          Eaton Vance Management
Floating-Rate
Income Fund
----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks long-term capital appreciation.        Fidelity Management &
Contrafund(R)      Normally invests primarily in common         Research Company (FMR)
Portfolio Service  stocks. Invests in securities of companies   is the fund's manager.
Class 2            whose value it believes is not fully         Fidelity Investments
                   recognized by the public. Invests in either  Money Management, Inc.
                   "growth" stocks or "value" stocks or both.   (FIMM) and other
                   The fund invests in domestic and foreign     affiliates of FMR serve
                   issuers.                                     as sub-advisers for the
                                                                fund.
----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks high total return through a            Fidelity Management &
Growth & Income    combination of current income and capital    Research Company (FMR)
Portfolio Service  appreciation. Normally invests a majority    is the fund's manager.
Class 2            of assets in common stocks with a focus on   Fidelity Investments
                   those that pay current dividends and show    Money Management, Inc.
                   potential for capital appreciation. Invests  (FIMM) and other
                   in domestic and foreign issuers. The Fund    affiliates of FMR serve
                   invests in either "growth" stocks or         as sub-advisers for the
                   "value" stocks or both.                      fund.
----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks long-term growth of capital. Normally  Fidelity Management &
Mid Cap Portfolio  invests primarily in common stocks.          Research Company (FMR)
Service Class 2    Normally invests at least 80% of assets in   is the fund's manager.
                   securities of companies with medium market   Fidelity Investments
                   capitalizations. May invest in companies     Money Management, Inc.
                   with smaller or larger market                (FIMM) and other
                   capitalizations. Invests in domestic and     affiliates of FMR serve
                   foreign issuers. The Fund invests in either  as sub-advisers for the
                   "growth" or "value" common stocks or both.   fund.
----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks long-term growth of capital. Normally  Fidelity Management &
Overseas           invests primarily in common stocks           Research Company (FMR)
Portfolio Service  allocating investments across different      is the fund's manager.
Class 2            countries and regions. Normally invests at   Fidelity Investments
                   least 80% of assets in non-U.S. securities.  Money Management, Inc.
                                                                (FIMM) and other
                                                                affiliates of FMR serve
                                                                as sub-advisers for the
                                                                fund.
----------------------------------------------------------------------------------------

FTVIPT Franklin    Seeks high total return. The fund normally   Franklin Templeton
Global Real        invests at least 80% of its net assets in    Institutional, LLC
Estate Securities  investments of companies located anywhere
Fund - Class 2     in the world that operate in the real
                   estate sector.
----------------------------------------------------------------------------------------




26  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
FTVIPT Franklin    Seeks long-term total return. The fund       Franklin Advisory
Small Cap Value    normally invests at least 80% of its net     Services, LLC
Securities         assets in investments of small
Fund - Class 2     capitalization companies.
----------------------------------------------------------------------------------------

FTVIPT Mutual      Seeks capital appreciation, with income as   Franklin Mutual
Shares Securities  a secondary goal. The fund normally invests  Advisers, LLC
Fund - Class 2     primarily in U.S. and foreign equity
                   securities that the manager believes are
                   undervalued.
----------------------------------------------------------------------------------------

Goldman Sachs VIT  Seeks long-term capital appreciation.        Goldman Sachs Asset
Mid Cap Value                                                   Management, L.P.
Fund - Instituti-
onal Shares
----------------------------------------------------------------------------------------

Goldman Sachs VIT  Seeks long-term growth of capital.           Goldman Sachs Asset
Structured U.S.                                                 Management, L.P.
Equity
Fund - Instituti-
onal Shares
----------------------------------------------------------------------------------------

Invesco V.I.       Seeks long-term growth of capital.           Invesco Advisers, Inc.
Capital
Appreciation
Fund, Series II
Shares
----------------------------------------------------------------------------------------

Invesco V.I.       Seeks long-term growth of capital.           Invesco Advisers, Inc.
Capital
Development Fund,
Series I Shares
----------------------------------------------------------------------------------------

Invesco V.I.       Seeks long-term growth of capital.           Invesco Advisers, Inc.
Capital
Development Fund,
Series II Shares
----------------------------------------------------------------------------------------

Invesco V.I.       Seeks to provide reasonable current income   Invesco Advisers, Inc.
Dividend Growth    and long-term growth of income and capital.
Fund, Series I
Shares
----------------------------------------------------------------------------------------

Invesco V.I.       Seeks long-term growth of capital.           Invesco Advisers, Inc.
International
Growth Fund,
Series II Shares
----------------------------------------------------------------------------------------

Invesco V.I.       Seeks long-term growth of capital.           Invesco Advisers, Inc.
Technology Fund,
Series I Shares
----------------------------------------------------------------------------------------

Invesco Van        Seeks capital growth and income through      Invesco Advisers, Inc.
Kampen V.I.        investments in equity securities, including
Comstock Fund,     common stocks, preferred stocks and
Series II Shares   securities convertible into common and
(previously Van    preferred stocks.
Kampen LIT
Comstock
Portfolio, Class
II Shares)
----------------------------------------------------------------------------------------

Janus Aspen        Seeks long-term growth of capital.           Janus Capital Management
Series Global                                                   LLC
Technology
Portfolio:
Service Shares
----------------------------------------------------------------------------------------

Janus Aspen        Seeks long-term growth of capital in a       Janus Capital Management
Series Janus       manner consistent with the preservation of   LLC
Portfolio:         capital.
Service Shares
----------------------------------------------------------------------------------------

Janus Aspen        Seeks long-term growth of capital.           Janus Capital Management
Series Overseas                                                 LLC
Portfolio:
Service Shares
----------------------------------------------------------------------------------------

MFS(R) Investors   Seeks capital appreciation.                  MFS Investment
Growth Stock                                                    Management(R)
Series - Service
Class
----------------------------------------------------------------------------------------




      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  27

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
MFS(R) New         Seeks capital appreciation.                  MFS Investment
Discovery                                                       Management(R)
Series - Service
Class
----------------------------------------------------------------------------------------

MFS(R) Utilities   Seeks total return.                          MFS Investment
Series - Service                                                Management(R)
Class
----------------------------------------------------------------------------------------

Morgan Stanley     Seeks current income and capital             Morgan Stanley
UIF Global Real    appreciation.                                Investment Management
Estate Portfolio,                                               Inc., adviser; Morgan
Class II Shares                                                 Stanley Investment
(previously Van                                                 Management Limited and
Kampen's UIF                                                    Morgan Stanley
Global Real                                                     Investment Management
Estate Portfolio,                                               Company, subadvisers.
Class II Shares)
----------------------------------------------------------------------------------------

Morgan Stanley     Seeks long-term capital growth by investing  Morgan Stanley
UIF Mid Cap        primarily in common stocks and other equity  Investment Management
Growth Portfolio,  securities.                                  Inc.
Class II Shares
(previously Van
Kampen's UIF Mid
Cap Growth
Portfolio, Class
II Shares)
----------------------------------------------------------------------------------------

Oppenheimer        Seeks long-term capital appreciation.        OppenheimerFunds, Inc.
Global Securities
Fund/VA, Service
Shares
----------------------------------------------------------------------------------------

Oppenheimer        Seeks high current income by investing       OppenheimerFunds, Inc.
Global Strategic   mainly in debt securities.
Income Fund/VA,
Service Shares
----------------------------------------------------------------------------------------

Oppenheimer Main   Seeks capital appreciation.                  OppenheimerFunds, Inc.
Street Small- &
Mid-Cap
Fund(R)/VA
Service Shares
(previously
Oppenheimer Main
Street Small Cap
Fund/VA, Service
Shares)
----------------------------------------------------------------------------------------

PIMCO VIT All      Seeks maximum real return consistent with    Pacific Investment
Asset Portfolio,   preservation of real capital and prudent     Management Company LLC
Advisor Share      investment management.
Class
----------------------------------------------------------------------------------------

Putnam VT Global   Seeks capital appreciation.                  Putnam Investment
Health Care                                                     Management, LLC,
Fund - Class IB                                                 adviser; Putnam Advisory
Shares                                                          Company, LLC, sub-
                                                                adviser.
----------------------------------------------------------------------------------------

Putnam VT          Seeks capital appreciation.                  Putnam Investment
International                                                   Management, LLC,
Equity                                                          adviser; Putnam Advisory
Fund - Class IB                                                 Company, LLC, sub-
Shares                                                          adviser.
----------------------------------------------------------------------------------------

Putnam VT Multi-   Seeks long-term capital appreciation.        Putnam Investment
Cap Growth                                                      Management, LLC
Fund - Class IB
Shares
----------------------------------------------------------------------------------------

Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Aggr-  consistent with an aggressive level of       Investment Advisers, LLC
essive Portfolio   risk. This is a "fund of funds" and seeks
(Class 2)          to achieve its objective by investing in a
                   combination of underlying funds. The fund
                   invests primarily in underlying funds that
                   invest in equity securities and also
                   invests a small amount in underlying funds
                   that invest in fixed income securities.
----------------------------------------------------------------------------------------




28  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Aggr-  consistent with an aggressive level of       Investment Advisers, LLC
essive Portfolio   risk. This is a "fund of funds" and seeks
(Class 4)          to achieve its objective by investing in a
                   combination of underlying funds. The fund
                   invests primarily in underlying funds that
                   invest in equity securities and also
                   invests a small amount in underlying funds
                   that invest in fixed income securities.
----------------------------------------------------------------------------------------

Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Cons-  consistent with a conservative level of      Investment Advisers, LLC
ervative           risk. This is a "fund of funds" and seeks
Portfolio (Class   to achieve its objective by investing in a
2)                 combination of underlying funds. The fund
                   invests primarily in underlying funds that
                   invest in fixed income securities.
----------------------------------------------------------------------------------------

Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Cons-  consistent with a conservative level of      Investment Advisers, LLC
ervative           risk. This is a "fund of funds" and seeks
Portfolio (Class   to achieve its objective by investing in a
4)                 combination of underlying funds. The fund
                   invests primarily in underlying funds that
                   invest in fixed income securities.
----------------------------------------------------------------------------------------

Variable           Seeks long-term capital growth.              Columbia Management
Portfolio - Davis                                               Investment Advisers,
New York Venture                                                LLC, adviser; Davis
Fund (Class 3)                                                  Selected Advisers, L.P.,
                                                                subadviser.
----------------------------------------------------------------------------------------

Variable           Seeks long-term growth of capital.           Columbia Management
Portfolio - Gold-                                               Investment Advisers,
man Sachs Mid Cap                                               LLC, adviser; Goldman
Value Fund (Class                                               Sachs Asset Management,
3)                                                              L.P., subadviser.
----------------------------------------------------------------------------------------

Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Mode-  consistent with a moderate level of risk.    Investment Advisers, LLC
rate Portfolio     This is a "fund of funds" and seeks to
(Class 2)          achieve its objective by investing in a
                   combination of underlying funds. The fund
                   invests primarily in a balance of
                   underlying funds that invest in fixed
                   income securities and underlying funds that
                   invest in equity securities.
----------------------------------------------------------------------------------------

Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Mode-  consistent with a moderate level of risk.    Investment Advisers, LLC
rate Portfolio     This is a "fund of funds" and seeks to
(Class 4)          achieve its objective by investing in a
                   combination of underlying funds. The fund
                   invests primarily in a balance of
                   underlying funds that invest in fixed
                   income securities and underlying funds that
                   invest in equity securities.
----------------------------------------------------------------------------------------

Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Mode-  consistent with a moderately aggressive      Investment Advisers, LLC
rately Aggressive  level of risk. This is a "fund of funds"
Portfolio (Class   and seeks to achieve its objective by
2)                 investing in a combination of underlying
                   funds. The fund invests primarily in
                   underlying funds that invest in equity
                   securities and also invests a moderate
                   amount in underlying funds that invest in
                   fixed income securities.
----------------------------------------------------------------------------------------




      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  29

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Mode-  consistent with a moderately aggressive      Investment Advisers, LLC
rately Aggressive  level of risk. This is a "fund of funds"
Portfolio (Class   and seeks to achieve its objective by
4)                 investing in a combination of underlying
                   funds. The fund invests primarily in
                   underlying funds that invest in equity
                   securities and also invests a moderate
                   amount in underlying funds that invest in
                   fixed income securities.
----------------------------------------------------------------------------------------

Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Mode-  consistent with a moderately conservative    Investment Advisers, LLC
rately             level of risk. This is a "fund of funds"
Conservative       and seeks to achieve its objective by
Portfolio (Class   investing in a combination of underlying
2)                 funds. The fund invests primarily in
                   underlying funds that invest in fixed
                   income securities and also invests a
                   moderate amount in underlying funds that
                   invest in equity securities.
----------------------------------------------------------------------------------------

Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Mode-  consistent with a moderately conservative    Investment Advisers, LLC
rately             level of risk. This is a "fund of funds"
Conservative       and seeks to achieve its objective by
Portfolio (Class   investing in a combination of underlying
4)                 funds. The fund invests primarily in
                   underlying funds that invest in fixed
                   income securities and also invests a
                   moderate amount in underlying funds that
                   invest in equity securities.
----------------------------------------------------------------------------------------

Variable           Seeks long-term capital appreciation.        Columbia Management
Portfolio - Part-                                               Investment Advisers,
ners Small Cap                                                  LLC, adviser; Barrow,
Value Fund (Class                                               Hanley, Mewhinney &
3)                                                              Strauss, Inc., Denver
                                                                Investment Advisors LLC,
                                                                Donald Smith & Co.,
                                                                Inc., River Road Asset
                                                                Management, LLC and
                                                                Turner Investment
                                                                Partners, Inc.,
                                                                subadvisers.
----------------------------------------------------------------------------------------

Wanger             Seeks long-term capital appreciation.        Columbia Wanger Asset
International                                                   Management, LLC
----------------------------------------------------------------------------------------

Wanger USA         Seeks long-term capital appreciation.        Columbia Wanger Asset
                                                                Management, LLC
----------------------------------------------------------------------------------------

Wells Fargo        Seeks long-term capital appreciation.        Wells Fargo Funds
Advantage VT Core                                               Management, LLC,
Equity                                                          adviser; Wells Capital
Fund - Class 2                                                  Management Inc., sub-
                                                                adviser.
----------------------------------------------------------------------------------------

Wells Fargo        Seeks long-term total return, consisting of  Wells Fargo Funds
Advantage VT       capital appreciation and current income.     Management, LLC,
Index Asset                                                     adviser; Wells Capital
Allocation                                                      Management Inc., sub-
Fund - Class 2                                                  adviser.
----------------------------------------------------------------------------------------

Wells Fargo        Seeks long-term capital appreciation.        Wells Fargo Funds
Advantage VT                                                    Management, LLC,
International                                                   adviser; Wells Capital
Equity                                                          Management Inc., sub-
Fund - Class 2                                                  adviser.
(previously
Evergreen VA
International
Equity
Fund - Class 2)
----------------------------------------------------------------------------------------

Wells Fargo        Seeks long-term capital appreciation.        Wells Fargo Funds
Advantage VT                                                    Management, LLC,
Opportunity                                                     adviser; Wells Capital
Fund - Class 2                                                  Management Inc., sub-
(previously Wells                                               adviser.
Fargo Advantage
VT Opportunity
Fund)
----------------------------------------------------------------------------------------




30  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Wells Fargo        Seeks long-term capital appreciation.        Wells Fargo Funds
Advantage VT                                                    Management, LLC,
Small Cap Growth                                                adviser; Wells Capital
Fund - Class 2                                                  Management Inc., sub-
(previously Wells                                               adviser.
Fargo Advantage
VT Small Cap
Growth Fund)
----------------------------------------------------------------------------------------






PLEASE REFER TO THE PROSPECTUSES FOR THE FUNDS FOR MORE INFORMATION. THESE PROSPECTUSES ARE AVAILABLE BY CONTACTING US AT THE ADDRESS OR TELEPHONE NUMBER ON THE FIRST PAGE OF THIS PROSPECTUS.

RELATIONSHIP BETWEEN FUNDS AND SUBACCOUNTS
Each subaccount buys shares of the appropriate fund at net asset value without a sales charge. Dividends and capital gain distributions from a fund are reinvested at net asset value without a sales charge and held by the subaccount as an asset. Each subaccount redeems fund shares without a charge (unless the fund imposes a redemption fee) to the extent necessary to make death benefit or other payments under the policy.

SUBSTITUTION OF INVESTMENTS
We may substitute the funds in which the subaccounts invest if:

- laws or regulations change;

- the existing funds become unavailable; or

- in our judgment, the funds no longer are suitable (or are no longer the most suitable) for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the policy, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.


We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate premiums or policy value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the Columbia Variable Portfolio - Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your policy. A reallocation and subsequent transfer for this purpose will not count against any maximum number of transfers per year we may impose under the policy. (See "Transfers Between the Fixed Account and Subaccounts.")



If the Columbia Variable Portfolio - Cash Management Fund liquidates, we will delay payments of any transfer, surrender, loan or death benefit from the fund until the fund is liquidated.


In the event of any such substitution or change, we may, without the consent or approval of owners, amend the policy and take whatever action is necessary and appropriate. However, we will not make any substitution or change without any necessary approval of the SEC or state insurance department.

VOTING RIGHTS
As a policy owner with investments in any subaccount, you may vote on important fund matters. We are the legal owner of all fund shares and therefore hold all voting rights. However, to the extent required by law, we will vote the shares of each fund according to instructions we receive from owners. If we do not receive timely instructions from you, we will vote your shares in the same proportion as the shares for which we do receive instructions. We also will vote fund shares for which we have voting rights in the same proportion as those shares in that subaccount for which we receive instructions. We will send you notice of each shareholder meeting, together with any proxy solicitation materials and a statement of the number of votes for which you are entitled to give instructions.

THE FIXED ACCOUNT

You can allocate net premiums to the fixed account or transfer policy value from the subaccounts to the fixed account (with certain restrictions, explained in "Transfers Between the Fixed Account and Subaccounts"). Amounts allocated to the fixed account become part of our general account. The general account includes all assets we own other than those in the variable account and other separate accounts. Subject to applicable law, we have sole discretion to decide how assets of the fixed account will be invested. The assets held in our general account support the guarantees under your policy, including the death benefits. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types

      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS 31 of insurance policies and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.

Placing policy value in the fixed account does not entitle you to share in the fixed account's investment experience, nor does it expose you to the account's investment risk. Instead, we guarantee that the policy value you place in the fixed account will accrue interest at an effective annual rate of at least 4%, independent of the actual investment experience of the account. Keep in mind that this guarantee is based on our continued claims-paying ability. We are not obligated to credit interest at any rate higher than 4%, although we may do so at our sole discretion. Rates higher than 4% may change from time to time, at our discretion, and will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these policies, the rates currently in effect for new and existing policies, product design, competition and our revenues and expenses. We will not credit interest in excess of 4% on any portion of policy value in the fixed account against which you have a policy loan outstanding.

Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 and the fixed account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the fixed account nor any interests in it are subject to the provisions of these Acts and the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. Disclosures regarding the fixed account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

PURCHASING YOUR POLICY

APPLICATION
Your sales representative will help you complete an application and send it along with your initial premium payment to our home office. We are required by law to obtain personal information from you which we will use to verify your identity. If you do not provide this information, we reserve the right to refuse to issue your policy or take other steps we deem reasonable. When you apply, you:

- select a specified amount of insurance;

- select a death benefit option;

- designate a beneficiary; and


- state how premiums are to be allocated among the fixed account and/or the subaccounts or enroll (if applicable) in the Portfolio Navigator Program (PN program).


INSURABILITY: Before issuing your policy, we require satisfactory evidence of the insurability of the person whose life you propose to insure (yourself or someone else). Our underwriting department will review your application and any medical information or other data required to determine whether the proposed individual is insurable under our underwriting rules. We may decline your application if we determine the individual is not insurable and we will return any premium you have paid.

AGE LIMIT: We generally will not issue a policy where the proposed insured is over the insurance age of 85. We may, however, do so at our sole discretion.

RISK CLASSIFICATION: The risk classification is based on the insured's health, occupation or other relevant underwriting standards. This classification will affect the monthly deduction and may affect the cost of certain optional insurance benefits. (See "Loads, Fees and Charges.")

OTHER CONDITIONS: In addition to proving insurability, you and the insured must also meet certain conditions, stated in the application form, before coverage will become effective and your policy will be delivered to you. The only way the policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries or Assistant Secretaries.

INCONTESTABILITY: We will have two years from the effective date of your policy or from reinstatement of your policy (see "Keeping the Policy in Force -- Reinstatement") to contest the truth of statements or representations in your application. After the policy has been in force during the insured's lifetime for two years from the policy date, we cannot contest the truth of statements or representations in your application.

PREMIUMS
PAYMENT OF PREMIUMS: In applying for your policy, you decide how much you intend to pay and how often you will make payments. DURING THE EARLY POLICY YEARS UNTIL THE POLICY VALUE IS SUFFICIENT TO COVER THE SURRENDER CHARGE, WE REQUIRE THAT YOU PAY THE MINIMUM INITIAL PREMIUMS.


32  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

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You may schedule payments annually, semiannually or quarterly. We must approve payment at any other interval. We show this premium schedule in your policy. You may also pay premiums by bank authorization on a monthly or quarterly basis under our current company practice. We reserve the right to change this practice.

The scheduled premium serves only as an indication of your intent as to the frequency and amount of future premium payments. You may skip scheduled premium payments at any time if your cash surrender value is sufficient to pay the monthly deduction, or if you have paid sufficient premium to keep the DBG-100 or the minimum initial premium period in effect.

You may also change the amount and frequency of scheduled premium payments by written request. We reserve the right to limit the amount of such changes. Any change in the premium amount is subject to applicable tax laws and regulations.

Although you have flexibility in paying premiums, the amount and frequency of your payments will affect the policy value, cash surrender value and length of time your policy will remain in force, as well as affect whether the DBG-100 or the minimum initial premium period remain in effect.

PREMIUM LIMITATIONS: You may make unscheduled premium payments at any time and in an amount of at least $50. We reserve the right to limit the number and amount of unscheduled premium payments.

ALLOCATION OF PREMIUMS: Until the policy date, we hold premiums, if any, in the fixed account, and we credit interest on the net premiums (gross premiums minus premium expense charge) at the current fixed account rate. As of the policy date, we will allocate any net premiums plus accrued interest to the accounts you have selected in your application. At that time, we will begin to assess the various loads, fees and charges.

We convert any amount that you allocate to a subaccount into accumulation units of that subaccount, as explained under "Policy Value." Similarly, when you transfer value between subaccounts, we convert accumulation units in one subaccount into cash value, which we then convert into accumulation units of the second subaccount.

ADDITIONAL PREMIUMS: We credit additional premiums you make to your accounts on the valuation date we receive them. If we receive an additional premium at our home office before the close of business, we will credit any portion of that premium allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the premium. If we receive an additional premium at our home office at or after the close of business, we will credit any portion of that premium allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the premium.

LIMITATIONS ON USE OF THE POLICY
If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a premium payment. We may also be required to block an owner's access to policy values or to satisfy other statutory obligations. Under these circumstances we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate government authority or a court of competent jurisdiction.

POLICY VALUE

The value of your policy is the sum of values in the fixed account and each subaccount of the variable account. We value your accounts as follows:

FIXED ACCOUNT
We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your net premiums and transfer amounts (including loan transfers) allocated to the fixed account; plus

- interest credited; minus

- the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out (including loan transfers); minus

- any portion of the monthly deduction for the coming month that is allocated to the fixed account.

SUBACCOUNTS
We convert amounts you allocated to the subaccounts into accumulation units. Each time you allocate a net premium or transfer into one of the subaccounts, we credit a certain number of accumulation units to your policy for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a charge, we subtract a certain number of accumulation units from your policy value.

Accumulation units are the true measure of investment value in each subaccount. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily

      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS 33 depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: To calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: The current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends, to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: Accumulation units may change in two ways -- in number and in value. Here are the factors that influence those changes:

     The number of accumulation units you own may fluctuate due to:

     - additional net premiums allocated to the subaccounts;

     - transfers into or out of the subaccounts;

     - partial surrenders and partial surrender fees;

     - surrender charges; and/or

     - monthly deductions.

     Accumulation unit values will fluctuate due to:

     - changes in underlying fund net asset value;

     - fund dividends distributed to the subaccounts;

     - fund capital gains or losses;

     - fund operating expenses; and

     - mortality and expense risk charges.

WHEN VALUATIONS OCCUR: We calculate all policy values allocated to subaccounts and all transactions in good order under the policy on any normal business day, Monday through Friday, on which the New York Stock Exchange (NYSE) is open, up to the close of business. At the close of business, the next valuation date begins. Valuation dates do not occur when the NYSE is closed as, for example, on Saturdays, Sundays and national holidays.

TRANSACTIONS INCLUDE:

- premium payments;

- loan requests and repayments;

- surrender requests; and

- transfers.

We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your transaction request at our home office before the close of business, we will process your transaction using the accumulation unit value we calculate on the valuation date we received your transaction request in good order. On the other hand, if we receive your transaction request in good order at our home office at or after the close of business, we will process your transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

POLICY VALUE CREDITS

If you have met certain premium requirements, we will periodically apply a credit to your policy value as early as policy year two while the policy is in force.

The policy value credit will be applied, as long as:

- the sum of premiums paid; minus


34  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

- partial surrenders; minus

- outstanding indebtedness; equals or exceeds

- $500,000

Currently, the policy value credit percent is 0.15%. We reserve the right to calculate and apply the policy value credit on a monthly, quarterly, semiannual or annual basis as well as lower the policy value credit percentage down to 0% at any time.

The policy value credit amount shall be applied to the policy value on a pro rata basis. We pay these credit amounts out of revenues from charges for policies that have premiums paid in of $500,000 or more.

KEEPING THE POLICY IN FORCE

MINIMUM INITIAL PREMIUM PERIOD
To allow you to purchase this policy for the lowest premium possible, you may choose to pay only the minimum initial premium during the minimum initial premium period as long as the policy value minus indebtedness, equals or exceeds the monthly deduction. The policy will not enter the grace period during the minimum initial premium period as shown in your policy under "Policy Data," if:

1. on a monthly date, the policy value minus indebtedness equals or exceeds the monthly deduction for the policy month following such monthly date; and

2. the sum of all premiums paid, minus any partial surrenders, and minus any indebtedness equals or exceeds the minimum initial premium, as shown in your policy under "Policy Data," times the number of months since the policy date, including the current month.

The minimum initial period is five years.

DEATH BENEFIT GUARANTEE
A feature of the policy guaranteeing the policy will remain in force even if the cash surrender value is insufficient to pay the monthly deduction. The policy has the following DBG option:

DEATH BENEFIT GUARANTEE TO AGE 100
If you wish to have a guarantee that the policy will remain in force until the youngest insured's attained insurance age 100 regardless of investment performance, you should pay at least the DBG-100 premiums. The DBG-100 provides that your policy will remain in force until the youngest insured's attained insurance age 100 even if the cash surrender value is insufficient to pay the monthly deduction. The DBG-100 will remain in effect, as long as:

- the sum of premiums paid; minus

- partial surrenders; minus

- outstanding indebtedness; equals or exceeds

- the DBG-100 premiums due since the policy date.

The DBG-100 premium is shown in the policy.

If, on a monthly date, you have not paid enough premiums to keep the DBG-100 in effect, an additional period of 61 days will be allowed for you to pay a premium sufficient to bring your total up to the required minimum. If you do not pay this amount within 61 days, the DBG-100 will terminate. If the DBG-100 is not in effect, your policy will lapse (terminate) if the cash surrender value is less than the amount needed to pay the monthly deduction and the minimum initial premium period is not in effect. Although the policy can be reinstated as explained below, the DBG-100 cannot be reinstated.

GRACE PERIOD
If the cash surrender value of the policy becomes less than that needed to pay the monthly deduction and neither the DBG-100 nor the minimum initial premium period is in effect, you will have 61 days to pay the required premium amount. If the required premium is not paid, the policy will lapse.

We will then mail a notice to your last known address, requesting payment of the premium needed so that the next three monthly deductions can be made. If we receive this premium before the end of the 61-day grace period, we will use the payment to pay all monthly deductions and any other charges then due. We will add any remaining balance to the policy value and allocate it in the same manner as other premium payments.

If a policy lapses with outstanding indebtedness, any excess of the outstanding indebtedness over the premium paid generally will be taxable to the owner. (See "Federal Taxes.") If the last surviving insured dies during the grace period, any overdue monthly deductions will be deducted from the death benefit.


      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  35

REINSTATEMENT
Your policy may be reinstated within five years after it lapses, unless you surrendered it for cash. To reinstate, we will require:

- a written request;

- evidence satisfactory to us that both insureds remain insurable or evidence for the last surviving insured and due proof that the first death occurred before the date of lapse;

- payment of a premium that will keep the policy in force for at least three months;

- payment of the monthly deductions that were not collected during the grace period; and

- payment or reinstatement of any indebtedness.

The effective date of a reinstated policy will be the monthly date on or next following the day we accept your application for reinstatement. Surrender charges will also be reinstated.

We will have two years from the effective date of reinstatement to contest the truth of statements or representations in the reinstatement application.

EXCHANGE RIGHT
During the first two years after we issue the policy, if it has not lapsed or been surrendered in full, you can exchange it for one that provides benefits that do not vary with the investment return of the subaccounts. Because the policy itself offers a fixed return option, all you need to do is transfer all of the policy value in the subaccounts to the fixed account. We will automatically credit all future premium payments to the fixed account unless you request a different allocation.

A transfer for this purpose will not be charged a fee if we elect to charge a fee for more than twelve transfers by mail or telephone per year. Also, we will waive any restrictions on transfers into the fixed account for this type of transfer.

A transfer for this purpose has no effect on the policy's death benefit, specified amount, net amount at risk, risk classifications or issue age. Only the method of funding the policy value will be affected.

Before you exercise the exchange right, be sure to ask your sales representative about all the options that are available to you. We may offer other fixed account policies with maximum fees and charges, and minimum guaranteed rates of interest, which differ from the maximum fees and charges and the minimum guaranteed rate of interest in the exchange policy. Other fixed account policies we offer require evidence that the insured is insurable according to our underwriting rules.

PROCEEDS PAYABLE UPON DEATH

We will pay a benefit to the beneficiary of the policy when the last surviving insured dies. The amount payable is the death benefit amount minus any indebtedness as of the death benefit valuation date.

OPTION 1 (LEVEL AMOUNT): Under the Option 1 death benefit, if death is prior to the youngest insured's attained insurance age 100, the death benefit amount is the greater of the following as determined on the death benefit valuation date:

- the specified amount; or

- the applicable percentage of the policy value.

OPTION 2 (VARIABLE AMOUNT): Under the Option 2 death benefit, if death is prior to the youngest insured's attained insurance age 100, the death benefit amount is the greater of the following as determined on the death benefit valuation date:

- the policy value plus the specified amount; or

- the applicable percentage of policy value.


EXAMPLE                                                             OPTION 1          OPTION 2

Specified amount                                                   $1,000,000        $1,000,000

Policy value                                                       $   50,000        $   50,000

Death benefit                                                      $1,000,000        $1,050,000

Policy value increases to                                          $   80,000        $   80,000

Death benefit                                                      $1,000,000        $1,080,000

Policy value decreases to                                          $   30,000        $   30,000

Death benefit                                                      $1,000,000        $1,030,000


If you want to have premium payments and favorable investment performance reflected partly in the form of an increasing death benefit, you should consider Option 2. If you are satisfied with the specified amount of insurance protection and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the policy value, you should consider Option
1. Under Option 1, the cost of insurance is lower because our net amount at risk is generally lower;

36 RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS for this reason, the monthly deduction is less, and a larger portion of your premiums and investment returns is retained in the policy value.

Under both Option 1 and Option 2, if death is on or after the youngest insured's attained insurance age 100, the death benefit amount will be the greater of:

- the policy value on the death benefit valuation date; or

- the policy value at the youngest insured's attained insurance age 100.

CHANGE IN DEATH BENEFIT OPTION
You may make a written request to change the death benefit option once per policy year. A change in the death benefit option also will change the specified amount. You do not need to provide additional evidence of insurability.

IF YOU CHANGE FROM OPTION 1 TO OPTION 2: The specified amount will decrease by an amount equal to the policy value on the effective date of the change. You cannot change from Option 1 to Option 2 if the resulting specified amount would fall below the minimum amount shown in the policy.

IF YOU CHANGE FROM OPTION 2 TO OPTION 1: The specified amount will increase by an amount equal to the policy value on the effective date of the change.

An increase or decrease in specified amount resulting from a change in the death benefit option will affect the following:

- Monthly deduction (because the cost of insurance charges depends upon the specified amount).

- Minimum monthly premium.

- Charges for certain optional insurance benefits.

The surrender charge will not be affected.

CHANGES IN SPECIFIED AMOUNT
Subject to certain limitations, you may make a written request to decrease the specified amount at any time.

INCREASES: Increases in specified amount are not permitted. If you wish to purchase additional insurance, you should purchase an additional policy. Currently, we do not charge the policy fee for the additional policy.

DECREASES: After the first policy year, you may decrease your specified amount. Any decrease in specified amount will take effect on the monthly date on or next following our receipt of your written request. The specified amount remaining after the decrease may not be less than the minimum specified amount shown in the policy.

- In policy years 2-5, the specified amount remaining after the decrease may not be less than 80% for 2001 CSO Policies (50% for all other policies) of the initial specified amount.

- In policy years 6-10, the specified amount remaining after the decrease may not be less than 60% for 2001 CSO Policies (50% for all other policies) of the initial specified amount.

- In policy years 11-15, the specified amount remaining after the decrease may not be less than 40% of the initial specified amount.

- In policy years 16+, the specified amount remaining after the decrease must be at least $1,000.

- The effective date of any decrease in specified amount is the monthly date on or next following the date we receive your request.

If, following a decrease in specified amount, the policy would no longer qualify as life insurance under federal tax law, the decrease may be limited to the extent necessary to meet these requirements.

A decrease in specified amount will affect your costs as follows:

- Your monthly deduction will decrease because the cost of insurance charge depends upon the specified amount.

- Charges for certain optional insurance benefits may decrease.

- The surrender charge will not change.

No surrender charge is imposed when you request a decrease in the specified amount.

MISSTATEMENT OF AGE OR SEX
If an insured's age or sex has been misstated, the proceeds payable upon the last surviving insured's death will be:

- the policy value on the date of death; plus

- the amount of insurance that would have been purchased by the cost of insurance deducted for the policy month during which death occurred, if that cost had been calculated using rates for the correct age and sex; minus

- the amount of any outstanding indebtedness on the date of death.


      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  37

SUICIDE
If either of the insureds dies by suicide within two years from the policy date, the only amount payable by us will be the premium paid, minus any indebtedness and partial surrenders. The policy will terminate as of the date of the first death by suicide. We will pay any amount payable to you, if living, otherwise to your estate.

You may purchase a new life insurance policy from us on the life of the last surviving insured. You must request, in writing, the new policy no later than 60 days after the date of the first death by suicide. If you are not living, the request and purchase may be made by the surviving insured. The new policy must be an individual permanent plan of insurance we are then issuing. The initial death benefit of the new policy cannot exceed one half of the death benefit of this policy.

BENEFICIARY
Initially, the beneficiary will be the person you designate in your application for the policy. You may change the beneficiary by giving us written notice, subject to requirements and restrictions stated in the policy. If you do not designate a beneficiary, or if the designated beneficiary dies before the last surviving insured, the beneficiary will be you, if living. If you are not living, the beneficiary will be your estate.

TRANSFERS BETWEEN THE FIXED ACCOUNT AND SUBACCOUNTS

You may transfer policy values from one subaccount to another or between subaccounts and the fixed account. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. If we receive your transfer request at our home office in good order before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request. If we receive your transfer request at our home office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request. Before making a transfer, you should consider the risks involved in changing investments. We may suspend or modify transfer privileges at any time.

RESTRICTIONS ON TRANSFERS
Market timing can reduce the value of your investment in the policy. If market timing causes the returns of an underlying fund to suffer, policy value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the policy and your beneficiary(ies) under the policy a financial loss.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A POLICY IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE POLICY. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE POLICY, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

- diluting the value of an investment in an underlying fund in which a subaccount invests;

- increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and

- preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

Funds available as investment options under the policy that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.


38  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUND FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF POLICY VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

WE TRY TO DISTINGUISH MARKET TIMING FROM TRANSFERS THAT WE BELIEVE ARE NOT HARMFUL, SUCH AS PERIODIC REBALANCING FOR PURPOSES OF AN ASSET ALLOCATION, DOLLAR-COST AVERAGING OR AN ASSET REBALANCING PROGRAM THAT MAY BE DESCRIBED IN THIS PROSPECTUS. THERE IS NO SET NUMBER OF TRANSFERS THAT CONSTITUTES MARKET TIMING. EVEN ONE TRANSFER IN RELATED ACCOUNTS MAY BE MARKET TIMING. WE SEEK TO RESTRICT THE TRANSFER PRIVILEGES OF A POLICY OWNER WHO MAKES MORE THAN THREE SUBACCOUNT TRANSFERS IN ANY 90 DAY PERIOD. WE ALSO RESERVE THE RIGHT TO REFUSE ANY TRANSFER REQUEST, IF, IN OUR SOLE JUDGMENT, THE DOLLAR AMOUNT OF THE TRANSFER REQUEST WOULD ADVERSELY AFFECT UNIT VALUES.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your policy and the terms of your policy. These restrictions or modifications may include, but not be limited to:

- requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

- not accepting telephone or electronic transfer requests;

- requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney;

- limiting the dollar amount that you may transfer at any one time;

- suspending the transfer privilege; or

- modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.

Subject to applicable state law and the terms of each policy, we will apply the transfer policy described above to all policy owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some policies may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower policy values.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR POLICY, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR POLICY AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE, BUT NOT BE LIMITED TO, PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIER AND THE DETAILS OF YOUR POLICY TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF POLICY VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE POLICY IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

- Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the policy, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging or asset rebalancing program that may be described in this prospectus, we cannot guarantee that an underlying fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

- Each underlying fund is responsible for its own market timing policy, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.


      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  39

- Funds that are available as investment options under the policy may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, AND THE RISKS THAT MARKET TIMING POSE TO THAT FUND AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.

FIXED ACCOUNT TRANSFER POLICIES
- You must make transfers from the fixed account during a 30-day period starting on a policy anniversary, except for automated transfers, which can be set up for monthly, quarterly or semiannual transfer periods.

- If we receive your request to transfer amounts from the fixed account within 30 days before the policy anniversary, the transfer will become effective on the anniversary.

- If we receive your request on or within 30 days after the policy anniversary, the transfer will be effective on the day we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- If you have made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary. We will waive this limitation once during the first two policy years if you exercise the policy's right to exchange provision. (See "Exchange Right.")

MINIMUM TRANSFER AMOUNTS
From a subaccount to another subaccount or the fixed account:

- For mail and telephone transfers -- $250 or the entire subaccount balance, whichever is less.

- For automated transfers -- $50.

From the fixed account to a subaccount:

- For mail and telephone transfers -- $250 or the entire fixed account balance minus any outstanding indebtedness, whichever is less.

- For automated transfers -- $50.

MAXIMUM TRANSFER AMOUNTS
From a subaccount to another subaccount or the fixed account:

- None.

From the fixed account to a subaccount:

- Entire fixed account balance minus any outstanding indebtedness.

MAXIMUM NUMBER OF TRANSFERS PER YEAR
You may make transfers by mail or telephone. However, we reserve the right to charge a fee for more than 12 transfers by mail or telephone per policy year. In addition to transfers by mail or telephone, you may make automated transfers subject to the restrictions described below.

AUTOMATED TRANSFERS
In addition to written and telephone requests, you can arrange to have policy value transferred from one account to another automatically. Your sales representative can help you set up an automated transfer. If you are enrolled in the Portfolio Navigator Program (PN program), you are not allowed to set up automated transfers other than in connection with a dollar-cost averaging arrangement (see "Transfers Between the Fixed Account and
Subaccounts -- Automated Dollar-Cost Averaging").

AUTOMATED TRANSFER POLICIES
- Only one automated transfer arrangement can be in effect at any time. You can transfer policy values to one or more subaccounts and the fixed account, but you can transfer from only one account.

- You can start or stop this service by written request. You must allow seven days for us to change any instructions that are currently in place.

- You cannot make automated transfers from the fixed account in an amount that, if continued, would deplete the fixed account within 12 months.


40  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

- If you made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary.

- If you submit your automated transfer request with an application for a policy, automated transfers will not take effect until the policy is issued.

- If the value of the account from which you are transferring policy value is less than the $50 minimum, we will stop the transfer arrangement automatically.

- The balance in any account from which you make an automated transfer must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

- If we must suspend your automated transfer arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

- Automated transfers are subject to all other policy provisions and terms including provisions relating to the transfer of money between the fixed account and the subaccounts. (EXCEPTION: The maximum number of transfers per year provision does not apply to automated transfers.)

- You may make automated transfers by choosing a schedule we provide.

AUTOMATED DOLLAR-COST AVERAGING
You can use automated transfers to take advantage of dollar-cost averaging -- investing a fixed amount at regular intervals. For example, you might have a set amount transferred monthly from a relatively conservative subaccount to a more aggressive one, or to several others.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the underlying fund. Since you invest the same amount each period, you automatically acquire more units when the market value falls, fewer units when it rises. The potential effect is to lower your average cost per unit.


HOW DOLLAR-COST AVERAGING WORKS


                                                                                           NUMBER
By investing an equal number                                  AMOUNT     ACCUMULATION     OF UNITS
of dollars each month...                            MONTH    INVESTED     UNIT VALUE     PURCHASED

                                                     Jan       $100           $20           5.00

                                                     Feb        100            18           5.56

you automatically buy                                Mar        100            17           5.88

more units when the                    (ARROW)       Apr        100            15           6.67

per unit market price is low...                      May        100            16           6.25

                                                     June       100            18           5.56

                                                     July       100            17           5.88

and fewer units                                      Aug        100            19           5.26

when the per unit                      (ARROW)       Sept       100            21           4.76

market price is high.                                Oct        100            20           5.00


You have paid an average price of only $17.91 per unit over the ten months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value, nor will it protect against a decline in value if market prices fall. Because this strategy involves continuous investing, your success with dollar-cost averaging will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.

You may make dollar-cost averaging transfers by choosing a schedule we provide.

When a PN program model portfolio or investment option is in effect, you may make dollar-cost averaging transfers from the fixed account to the model portfolio or investment option then in effect. If you change to a different model portfolio or investment option or are reallocated according to an updated version of your existing model portfolio or investment option (see "Transfers Between the Fixed Account and Subaccounts -- Portfolio Navigator Program"), your dollar-cost averaging transfer allocations will not change. You must contact us or your sales representative to change your dollar-cost averaging transfer allocations to a different or updated model portfolio or investment option.


      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  41

ASSET REBALANCING
Subject to availability, you can ask us in writing to reallocate the variable subaccount portion of your policy value according to the percentages (in whole percentage amounts) that you choose. The policy value must be at least $2,000 at the time of the rebalance. Asset rebalancing does not apply to the fixed account. We automatically will rebalance the variable subaccount portion of your policy value either quarterly, semiannually or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your policy value so that the value in each subaccount matches your current subaccount percentage allocations. We rebalance by transferring policy value between subaccounts. Transfers for this purpose are not subject to the maximum number of transfers provisions above.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your policy value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative. Different rules apply to asset rebalancing under the PN program (see "Transfers Between the Fixed Account and Subaccounts -- Portfolio Navigator Program").

PORTFOLIO NAVIGATOR PROGRAM



If you are participating in the PN program, your policy value is allocated to a PN program investment option. The PN program investment options are currently five funds of funds, each of which invests in underlying funds in proportions that vary among the funds of funds in light of each fund of funds' investment objective. You do not need to participate in the PN program to allocate your policy value to one or more of the funds of funds under the PN program. You may choose to discontinue your participation in the PN program at any time. The PN program also allows those who participated in a previous version of the PN program and who previously opted out of the transfer of their policy value to a fund of funds to remain invested in accordance with a "static" PN program model portfolio investment option that is not subject to updating or reallocation. For more information on the "static" model portfolios, see "The static model portfolios".



You should review any PN program information, including the prospectus for the funds of funds, carefully. Your financial advisor can provide you with additional information and can answer questions you may have on the PN program.



THE FUNDS OF FUNDS. Each of the funds of funds has the investment objective of seeking a high level of total return consistent with a certain level of risk by investing in various underlying funds. The funds of funds have objectives ranging from Conservative to Aggressive, and are managed within asset class allocation targets and with a broad multi-manager approach. Columbia Management Investment Advisers is the investment adviser to each of the funds of funds, and Columbia Management Investment Advisers or an affiliate is the investment adviser to each of the underlying funds in which the funds of funds invest. Morningstar Associates, LLC serves as an independent consultant to Columbia Management Investment Advisers to provide recommendations regarding portfolio construction and ongoing analysis of the funds of funds. Neither Columbia Management Investment Advisers nor Morningstar Associates, LLC serves as your investment adviser as to the allocation of your policy value under the PN program (regardless of whether you have selected a PN program investment option or have chosen to remain in a "static" model portfolio). Some of the underlying funds are managed on a day-to-day basis directly by Columbia Management Investment Advisers and some are managed by one or more affiliated or unaffiliated sub-advisers, subject to the oversight of Columbia Management Investment Advisers and that fund's board of trustees.



Below are the target asset allocation weights (between equity and fixed income/cash underlying funds) for each of the funds of funds:



1. Variable Portfolio - Aggressive Portfolio: 80% Equity / 20% Fixed Income



2. Variable Portfolio - Moderately Aggressive Portfolio: 65% Equity / 35% Fixed Income



3. Variable Portfolio - Moderate Portfolio: 50% Equity / 50% Fixed Income



4. Variable Portfolio - Moderately Conservative Portfolio: 35% Equity / 65% Fixed Income



5. Variable Portfolio - Conservative Portfolio: 20% Equity / 80% Fixed Income





FUND OF FUNDS CONFLICTS OF INTEREST. In providing investment advisory services for the funds of funds and the underlying funds in which the funds of funds invest, Columbia Management Investment Advisers is, together with its affiliates, including us, subject to competing interests that may influence its decisions. These competing interests typically arise because Columbia Management Investment Advisers or one of its affiliates serves as the investment adviser to the underlying funds and may provide other services in connection with such underlying funds, and because the compensation we and our affiliates receive for providing these investment advisory and other services varies depending on the underlying fund. For additional information about the conflicts of interest to which Columbia Management Investment Advisers and its affiliates are subject, see the funds of funds prospectus.



42  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

THE STATIC MODEL PORTFOLIOS. If you have chosen to remain invested in a "static" PN program model portfolio investment option, your assets will remain invested in accordance with your current model portfolio, and you will not be provided with any updates to the model portfolio or reallocation recommendations. (The last such reallocation recommendation was provided in 2009.) Each model portfolio consists of underlying funds according to the allocation percentages stated for that model portfolio. If you are participating in the PN program through a model portfolio, you instruct us to automatically rebalance your policy value quarterly in order to maintain alignment with these allocation percentages.



If you choose to remain in a "static" model portfolio, the investments and investment styles and policies of the underlying funds in which your policy value is invested may change. Accordingly, your model portfolio may change so that it is no longer appropriate for your needs, even though your allocations to underlying funds do not change. Furthermore, the absence of periodic updating means that existing underlying funds will not be replaced as may be appropriate due to poor performance, changes in management personnel, or other factors.



Although the model portfolios are no longer maintained on an ongoing basis, the asset allocations in the model portfolios may have been affected by conflicts of interest similar to those to which the funds of funds are subject. Certain of the underlying funds in the model portfolios are managed by Columbia Management Investment Advisers or an affiliate while others are not, and we or our affiliate had an incentive to specify greater allocation percentages for the affiliated underlying funds.



PARTICIPATING IN THE PN PROGRAM. You are responsible for determining which investment option is best for you. Your sales representative can help you make this determination. In addition, your sales representative may provide you with an investor questionnaire, a tool to help define your investing style that is based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. Your responses to the investor questionnaire can help you determine which model portfolio or investment option most closely matches your investing style. While the scoring of the investor questionnaire is objective, there is no guarantee that your responses to the investor questionnaire accurately reflect your tolerance for risk. Similarly, there is no guarantee that the investment option (or the asset mix reflected in the model portfolio, if applicable) you select or have selected after completing the investor questionnaire is appropriate to your ability to withstand investment risk. RiverSource Life of New York is not responsible for your decision to participate in the PN program, your selection of a specific investment option or model portfolio, if applicable, or your decision to change to a different investment option.



Currently, there are five funds of funds available as investment options (and under the previous PN program five "static" model portfolio investment options) ranging from conservative to aggressive. You may not use more than one investment option or model portfolio at a time. Each investment option is a fund of funds. Each model portfolio consists of subaccounts and the fixed account according to the allocation percentages stated for the model portfolio. If you are participating in the PN program in a model portfolio, you also instruct us to automatically rebalance your policy value quarterly in order to maintain alignment with these allocation percentages.



If you are setting up a dollar-cost averaging arrangement (see "Transfers Between the Fixed Account and Subaccounts -- Automated Dollar-Cost Averaging") while you are participating in the PN program, you must make transfers from the fixed account to the investment option in effect at that time. If you change to a different investment option, your dollar-cost averaging transfer allocations will not change. Contact us or your sales representative to change your dollar-cost averaging transfer allocations to a different or updated investment option.


You may make transfers to the fixed account and the subaccounts in accordance with the policies described under "Transfers Between the Fixed Account and Subaccounts." However, on the next PN program automatic rebalancing date, any policy values transferred to subaccounts will be automatically rebalanced to the model portfolio in effect.


You may request a change to your fund of funds (or a transfer to a fund of funds) up to twice per policy year by written request on an authorized form or by another method agreed to by us.


We reserve the right to change the terms and conditions of the PN program upon written notice to you. This includes but is not limited to the right to:




- substitute a fund of funds for your model portfolio, if applicable, if permitted under applicable securities law; and



- discontinue the PN program after 30 days' written notice.



RISKS. Asset allocation does not guarantee that your policy will increase in value nor will it protect against a decline in value if market prices fall.



By investing in a fund of funds, you may be able to reduce the volatility in your policy value, but there is no guarantee that this will happen. For additional information about the risks of investing in a fund of funds, see the prospectus for funds of funds.



      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  43

POLICY LOANS

You may borrow against your policy by written or telephone request. (See "Two Ways to Request a Transfer, Loan or Surrender" for the address and telephone numbers for your requests.) Generally, we will process your loan within seven days after we receive your request in good order at our home office (for exceptions -- see "Deferral of Payments," under "Payment of Policy Proceeds"). We will mail loan payments to you by regular mail. If you request express mail delivery or an electronic fund transfer to your bank, we will charge a fee. For instructions, please contact your sales representative.

MINIMUM LOAN AMOUNTS
$500 or the remaining loan value, whichever is less.

MAXIMUM LOAN AMOUNTS
- 90% of the policy value minus surrender charges.

- For phone requests, the maximum loan amount is $100,000.

The amount available at any time for a new loan is the maximum loan value less any existing indebtedness. When we compute the amount available, we reserve the right to deduct from the loan value interest for the period until the next policy anniversary and monthly deductions that we will take until the next policy anniversary.

ALLOCATION OF LOANS TO ACCOUNTS
Unless you specify otherwise, we will make the loan from the fixed account and the subaccounts in proportion to their values at the end of the valuation period during which we receive your request. When we make a loan from a subaccount, we redeem accumulation units and transfer the proceeds into the fixed account. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.

REPAYMENTS
We will allocate loan repayments to subaccounts and/or the fixed account using the premium allocation percentages in effect unless you tell us otherwise. Repayments must be in amounts of at least $50.

OVERDUE INTEREST
If you do not pay accrued interest when it is due, we will increase the amount of indebtedness in the fixed account to cover the amount due. Interest added to a policy loan will be charged the same interest rate as the loan itself. We will take that interest from the fixed account and/or subaccounts, using the monthly deduction allocation percentages. If the value in the fixed account or any subaccount is not enough to pay the interest allocated, we will take all of the interest from all of the accounts in proportion to their value, minus indebtedness.

EFFECT OF POLICY LOANS
A policy loan, whether or not repaid, affects cash value over time because the loan amount is subtracted from the subaccounts and/or fixed account as collateral. The loan collateral does not participate in the investment performance of the subaccounts. The loan collateral earns interest at the minimum rate guaranteed of 4% in the fixed account. A loan reduces the policy surrender value. If the loan causes the cash surrender value to drop to zero, the policy will lapse. The death benefit is reduced by loan indebtedness. A loan may also cause the DBG-100 or the minimum initial premium period to terminate.

A loan may impact payment of the policy value credit.

POLICY SURRENDERS


You may take a full or a partial surrender by written request. We may, but are not required to, accept a full or partial surrender request from you by phone. (See "Two Ways to Request a Transfer, Loan or Surrender" for address and telephone numbers for your requests.) We will process your surrender request on the valuation date we receive it. If we receive your surrender request at our home office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our home office in good order at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may require you to return your policy. Generally, we will process your payment within seven days (for exceptions -- see "Deferral of Payments" under "Payment of Policy Proceeds"). We will mail surrender payments to you by regular mail. If you request express mail delivery, we will charge a fee. You may also request that payment be wired to your bank. We will charge a fee if you request an electronic fund transfer to your bank. For instructions, please contact your sales representative.



44  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

TOTAL SURRENDERS
If you surrender your policy, you receive its cash surrender value, which is the policy value minus outstanding indebtedness and applicable surrender charges. (See "Loads, Fees and Charges.")

PARTIAL SURRENDERS
After the first policy year, you may take any amount from $500 up to 90% of the policy's cash surrender value. Partial surrenders by telephone are limited to $100,000. We will charge you a partial surrender fee, as described under "Loads, Fees and Charges." Unless you specify otherwise, we will make partial surrenders from the fixed account and subaccounts in proportion to their values at the end of the valuation period during which we receive your request. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.

EFFECTS OF PARTIAL SURRENDERS
- A partial surrender will reduce the policy value by the amount of the partial surrender and fee. (See "Fee Tables" and "Loads, Fees and Charges.")

- A partial surrender will reduce the death benefit by the amount of the partial surrender and fee, or, if the death benefit is based on the applicable percentage of policy value, by an amount equal to the applicable percentage times the amount of the partial surrender.

- A partial surrender may terminate the DBG-100 or the minimum initial premium period. We deduct the surrender amount from total premiums you paid, which may reduce the total below the level required to keep the DBG-100 or the minimum initial premium period in effect.

- If Option 1 is in effect, a partial surrender will reduce the specified amount by the amount of the partial surrender and fee.

Because they reduce the specified amount, partial surrenders may affect the cost of insurance. We will not allow a partial surrender if it would reduce the specified amount below the required minimum. (See "Decreases," under "Proceeds Payable upon Death.")

- If Option 2 is in effect, a partial surrender does not affect the specified amount.

TWO WAYS TO REQUEST A TRANSFER, LOAN OR SURRENDER

Provide your name, policy number, Social Security Number or Taxpayer Identification Number* when you request a transfer, loan or partial surrender.

 1  BY MAIL

Regular mail:

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
20 MADISON AVENUE EXTENSION
P.O. BOX 5144
ALBANY, NY 12203

Express mail:

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203

* Failure to provide a Social Security Number or Taxpayer Identification Number may result in mandatory income tax withholding on the taxable portion of the distribution.

 2  BY PHONE
(800) 541-2251 (TOLL FREE)
(518) 869-8613 (LOCAL)

- We answer telephone requests promptly, but you may experience delays when call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

- We will honor any telephone transfer, loan or partial surrender requests believed to be authentic and will use reasonable procedures to confirm that they are. These include asking identifying questions and recording calls. As long as these procedures are followed, neither we nor our affiliates will be liable for any loss resulting from fraudulent requests.

- We make telephone transfers, loans and partial surrenders available automatically. If you do not want telephone transfers, loans and partial surrenders to be made from your account, please write and tell us.


      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  45

PAYMENT OF POLICY PROCEEDS

We will pay proceeds when:

- you surrender the policy; or

- the last surviving insured dies; or

- the youngest insured attains insurance age 100.

We pay all proceeds by check (unless the beneficiary has chosen to have death benefit proceeds directly deposited into another Ameriprise Financial, Inc. account). We will compute the amount of the death benefit and pay it in a lump sum unless you select one of the payment options below. We will pay interest at a rate not less than 4% per year on death proceeds, from the date of the last surviving insured's death to the settlement date (the date on which proceeds are paid in a lump sum or first placed under a payment option).

PAYMENT OPTIONS
During the insured's lifetime, you may request in writing that we pay policy proceeds under one or more of the three payment options below. The beneficiary may also select a payment option, unless you say that he or she cannot. You decide how much of the proceeds will be placed under each option (minimum:
$5,000). We will transfer any such amount to our general investment account. You may also make a written request to change a prior choice of payment option or, if we agree, to elect a payment option other than the three listed below. Unless we agree otherwise, payments under all options must be made to a natural person.

OPTION A -- INTEREST PAYMENTS: We will pay interest on any proceeds placed under this option at a rate of 3% per year compounded annually, at regular intervals and for a period that is agreeable to both you and us. At the end of any payment interval, you may withdraw proceeds in amounts of at least $100. At any time, you may withdraw all of the proceeds that remain or you may place them under a different payment option approved by us.

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for the number of years you specify. We will furnish monthly amounts for payment periods at your request, without charge.

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. We will guarantee payment for 5, 10 or 15 years. We will furnish settlement rates for any year, age, or any combination of year, age and sex at your request, without charge.

DEFERRAL OF PAYMENTS
We reserve the right to defer payments of cash surrender value, policy loans or variable death benefits in excess of the specified amount if:

- the payment includes a premium payment check that has not cleared;

- the NYSE is closed, except for normal holiday and weekend closings;

- trading on the NYSE is restricted, according to SEC rules;

- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

- the SEC permits us to delay payments for the protection of security holders.


- the Columbia Variable Portfolio - Cash Management Fund suspends payments of redemption proceeds in connection with a liquidation of the fund. In that case we will delay payment of any transfer, surrender, loan or death benefit from the fund until the fund is liquidated.


We may delay payment of any loans or surrenders from the fixed account up to six months from the date we receive the request in good order. If we postpone the payment of the surrender proceeds by more than 30 days, we will pay you interest on the amount surrendered at an annual rate of 3% for the period of postponement.


46  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

FEDERAL TAXES

The following is a general discussion of the policy's federal income tax implications. It is not intended as tax advice. Because the effect of taxes on the value and benefits of your policy depends on your individual situation, YOU SHOULD CONSULT A TAX ADVISOR TO FIND OUT HOW THESE GENERAL CONSIDERATIONS APPLY TO YOU. The discussion is based on our understanding of current federal income tax laws and of how the IRS currently interprets them. Both the laws and their interpretation may change.

You should make the decision as to who the owner and the beneficiary will be after consultation with your tax and legal advisors. These decisions may significantly affect the amount due for income tax, gift tax and estate or inheritance tax and also your ownership rights to the policy.

The policy is intended to qualify as a life insurance policy for federal income tax purposes. To that end, the provisions of the policy are to be interpreted to ensure or maintain this tax qualification. We reserve the right to change the policy in order to ensure that it will continue to qualify as life insurance for tax purposes. We will send you a copy of any changes.


FEDERAL INCOME TAX REPORTING AND WITHHOLDING: If any amounts are (or are deemed to be) current taxable income to the policy owner, such amounts will generally be subject to federal income tax and possibly a tax penalty, and may be subject to withholding pursuant to the Code. Such amounts will also be subject to tax reporting. Reporting may also be required in the event of a policy exchange or other distributions from the policy even if no amounts are currently subject to tax. State income tax reporting and withholding may also apply.



DIVERSIFICATION AND INVESTOR CONTROL: A variable life insurance policy must meet a diversification test under Section 817(h) of the Code and is subject to an investor control rule. Failure to meet either of these tests means that a life insurance policy fails to qualify as a life insurance policy for federal income tax purposes. The diversification test requires the underlying funds to be invested in a diversified portfolio of assets. The investor control rule has been established in a number of published rulings issued by the IRS. According to the IRS, determining whether the policy owner has sufficient incidents of ownership over assets invested in the subaccounts to be considered the owner of those assets depends on all of the relevant facts and circumstances. The IRS has provided guidance on several factors that, if present, would suggest investor control exists, or, alternatively, would indicate that investor control does not exist. The IRS has to date not yet ruled on several other issues. We reserve the right to modify the policy, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccounts' assets.


RIVERSOURCE LIFE OF NY'S TAX STATUS
We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which the subaccount invests and becomes part of the subaccount's value. This investment income, including realized capital gains, is not subject to any withholding for federal or state income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable life insurance policies or in our tax status as we then understand it.

TAXATION OF POLICY PROCEEDS
DEATH BENEFIT PROCEEDS: The death benefit paid to the beneficiary generally is not considered income to the beneficiary and is not subject to federal income taxes. When the proceeds are paid on or after the youngest insured's attained insurance age 100, if the amount received plus any indebtedness exceeds your investment in the policy, the excess may be taxable as ordinary income.

DEATH BENEFIT PROCEEDS UNDER PAYMENT OPTION A: The death benefit proceeds are not subject to income tax, but payments of interest are and will be reported as taxable.

DEATH BENEFIT PROCEEDS UNDER PAYMENT OPTIONS B AND C: A portion of each payment will be taxed as ordinary income and a portion will be considered a return of the beneficiary's investment in the policy and will not be taxed. The beneficiary's investment in the policy is the death benefit proceeds applied to the payment options. Under Option C only, any payments made after the investment in the policy is fully recovered will be subject to tax. Any taxable earnings will be reported to you.

PRE-DEATH PROCEEDS: Generally, part or all of any pre-death proceeds received through full surrender, lapse, partial surrender, policy loan, assignment of policy value, or payment options may be subject to federal income tax as ordinary income to the extent of earnings that are distributed. It is possible that the amount of taxable income generated at the lapse or surrender of a policy with a loan may exceed the actual amount of cash received. (See the following table.) In some cases, the tax liability depends on whether the policy is a modified endowment contract (explained in the following table). The taxable amount may also be subject to an additional 10% penalty tax if the policy is a modified endowment contract and you are younger than age 59 1/2.


      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  47

              SOURCE OF PROCEEDS                        TAXABLE PORTION OF PRE-DEATH PROCEEDS
NON-MODIFIED ENDOWMENT CONTRACTS:

Full surrender:                                Amount received plus any indebtedness, minus your
                                               investment in the policy.(1) You will be taxed on any
                                               earnings generated in the policy -- earnings in policy
                                               cash value and earnings previously taken via existing
                                               loans. It could be the case that a policy with a
                                               relatively small existing cash surrender value could
                                               have significant earnings that will be taxed upon
                                               surrender of the policy.

Lapse:                                         Any indebtedness minus your investment in the
                                               policy.(1) You will be taxed on any earnings generated
                                               in the policy -- earnings in policy cash value and
                                               earnings previously taken via existing loans. It could
                                               be the case that a policy with a relatively small
                                               existing cash surrender value could have significant
                                               earnings that will be taxed upon lapse of the policy.

Partial surrenders:                            Generally, if the amount received is greater than your
                                               investment in the policy,(1) the amount in excess of
                                               your investment is taxable. However, during the first
                                               15 policy years, a different amount may be taxable if
                                               the partial surrender results in or is necessitated by
                                               a reduction in benefits.

Policy loans and assignments and pledges:      None.(2)

------------------------------------------------------------------------------------------------------



MODIFIED ENDOWMENT CONTRACTS:(3)

Full surrender:                                Amount received plus any indebtedness, minus your
                                               investment in the policy.(1)

Lapse:                                         Any indebtedness minus your investment in the
                                               policy.(1)

Partial surrenders:                            Lesser of:
                                               - the amount received; or
                                               - policy value minus your investment in the policy.(1)

Policy loans and assignments and pledges:      Lesser of:
                                               - the amount of the loan/assignment; or
                                               - policy value minus your investment in the policy.(1)

------------------------------------------------------------------------------------------------------



PAYMENT OPTIONS: PRE-DEATH PROCEEDS
(APPLICABLE TO NON-MODIFIED ENDOWMENT
CONTRACTS AND MODIFIED ENDOWMENT
CONTRACTS):                                    OPTION A: Treated as a full surrender and earnings are
                                               taxed and may be subject to an additional 10% penalty
                                               tax for modified endowment contracts. Interest is taxed
                                               (and not subject to an additional 10% penalty tax).

                                               OPTIONS B AND C: A portion of each payment is taxed and
                                               a portion is considered a return on investment in the
                                               policy(1) and not taxed. Any indebtedness at the time
                                               the option is elected is treated as a partial surrender
                                               and earnings are taxed and may be subject to an
                                               additional 10% penalty tax for modified endowment
                                               contracts. Payments made after the investment in the
                                               policy(1) is fully recovered are taxed and may be
                                               subject to an additional 10% penalty tax for modified
                                               endowment contracts.

------------------------------------------------------------------------------------------------------





(1) Investment in the policy is equal to premiums paid, minus the nontaxable portion of any previous partial surrenders, plus taxable portion of any previous policy loans. (for non-modified endowment contracts, it is unlikely that any previous policy loans were taxable).
(2) However, should the policy later be surrendered or lapse with outstanding indebtedness, see discussion related to "full surrender" or "lapse" under "Source of Proceeds" in the "Non-modified Endowment Contracts" section shown above for the explanation of tax treatment.
(3) The taxable portion of pre-death proceeds may be subject to a 10% penalty tax (exceptions apply).


48  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

MODIFIED ENDOWMENT CONTRACTS
Your policy is a modified endowment contract if the premiums you pay in the first seven years of the policy, or the first seven years following a material change, exceed certain limits.

If you exchanged a policy that is a modified endowment contract, your new policy also will be a modified endowment contract. If you exchanged a policy that is a non-modified endowment contract, your new policy may become a modified endowment contract.

We have procedures for monitoring whether your policy becomes a modified endowment contract. We calculate modified endowment contract limits when we issue the policy. We base these limits on the benefits we provide under the policy and on the risk classification of the insured. We recalculate these limits later if certain increases or reductions in benefits occur.

If you pay a premium that causes your policy to become a modified endowment contract under the Code, we will notify you in writing. If you do not want your policy to remain a modified endowment contract, you can choose one of the following options within the time period stated in the notice:

- ask us to refund the excess premium that caused the policy to become a modified endowment contract, plus interest; or

- ask us to apply the excess premium to your policy at a later date when it would not cause the policy to become a modified endowment contract.

You do not have to choose either of these options, but your policy will then remain a modified endowment contract for the life of the policy. (See discussion above regarding modified endowment contracts.)

REDUCTIONS IN BENEFITS: When benefits are reduced, we recalculate the limits as if the reduced level of benefits had been in effect for the entire applicable seven-year period. In most cases, this recalculation will further restrict the amount of premium that can be paid without exceeding modified endowment contract limits. If the premiums you have already paid exceed the recalculated limits, the policy will become a modified endowment contract with applicable tax implications even if you do not pay any further premiums.

DISTRIBUTIONS AFFECTED: Modified endowment contract rules apply to distributions in the year the policy becomes a modified endowment contract and in all subsequent years. In addition, the rules apply to distributions taken two years before the policy becomes a modified endowment contract, which are presumed to be taken in anticipation of that event.

SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS: The IRS treats all modified endowment contracts issued by the same insurer (or affiliated companies of the insurer) to the same owner during any calendar year as one policy in determining the amount of any loan or distribution that is taxable.

PENALTY TAX: If a policy is a modified endowment contract, the taxable portion of pre-death proceeds from a full surrender, lapse, partial surrender, policy loan or assignment of policy value, or certain payment options may be subject to a 10% penalty tax unless:

- the distribution occurs on or after the date that the owner attains age
  59 1/2;

- the distribution is attributable to the owner becoming disabled (within the meaning of Section 72(m)(7) of the Code); or

- the distribution is part of a series of substantially equal periodic payments made at least once a year over the life (or life expectancy) of the owner or over the joint lives (or life expectancies) of the owner and the owner's beneficiary.

OTHER TAX CONSIDERATIONS

POLICY SPLIT OPTION RIDER (PSO): PSO permits a policy to be split into two individual permanent plans of life insurance then offered by us for exchange, one on the life of each insured, upon the occurrence of a divorce of the insureds, dissolution of a business owned or conducted by the insureds, dissolution of a business partnership between the insureds or certain changes in federal estate tax law. A policy split could have adverse tax consequences; for example, it is not clear whether a policy split will be treated as a nontaxable exchange under Section 1035 or non-taxable transfer under Section 1041 (in the event of a split between spouses or incident to a divorce) of the Code. If a policy split is not treated as a nontaxable exchange or transfer, a split could result in the recognition of taxable income in an amount up to any gain in the policy at the time of the split. In addition, it is not clear how, in all circumstances, to apply the rules in Section 7702 of the Code in defining a life insurance contract. Therefore it is not clear if the individual contracts that result from a policy split would be treated as life insurance contracts for federal income tax purposes. It is also not clear whether the individual contracts would be classified as modified endowment contracts. Before you exercise rights provided by the policy split option, it is important that you consult with a competent tax advisor regarding the possible consequences of a policy split.


INTEREST PAID ON POLICY LOANS: Generally, no deduction is allowed for interest on any policy loan except as provided by Section 264(e) of the Code. Section 264(e) allows a deduction for interest paid or accrued after Oct. 13, 1995, on certain policy loans up to $50,000 only for key person insurance purchased by employers. Other significant limitations apply. In

      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS 49 addition, no deduction is allowed for interest on any policy loan (even under Section 264(e)) if the loan interest is "personal interest".

POLICY CHANGES: Changing ownership, exchanging or assigning the policy may have income, gift and estate tax consequences, depending on the circumstances.

1035 EXCHANGES: Section 1035 of the Code permits nontaxable exchanges of certain insurance policies, endowment contracts, annuity contracts and qualified long-term care insurance contracts while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the cost basis from the old policy or contract to the new policy or contract. A 1035 exchange is a transfer from one policy or contract to another policy or contract. The following are nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment, annuity or qualified long-term care insurance contract, (2) the exchange of an endowment contract for an annuity or qualified long-term care insurance contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, (3) the exchange of an annuity contract for another annuity contract or for a qualified long-term care insurance contract, and (4) the exchange of a qualified long-term care insurance contract for a qualified long-term care insurance contract. If the life insurance policy has an outstanding loan, there may be tax consequences. Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old policy or contract.


OTHER TAXES: Federal estate tax, state and local estate or inheritance tax, federal or state gift tax and other tax consequences of ownership or receipt of policy proceeds will also depend on the circumstances. Currently, partial exchanges of life insurance policies are not allowed under the Code. All of these laws are subject to change.


TAX-DEFERRED RETIREMENT PLANS: The policy may be used in conjunction with certain retirement plans that are already tax-deferred under the Code. The policy will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is tax-deferred. Since the rules governing such use are complex, a purchaser should consult a competent pension consultant, tax advisor and legal advisor prior to purchasing a policy in conjunction with a retirement plan, and consider, without limitation, (i) the deductibility to the employer and the inclusion in gross income to the employee of amounts used to purchase insurance in conjunction with a qualified retirement plan, (ii) the taxation of insurance proceeds upon death for insurance in conjunction with a qualified retirement plan, (iii) the appropriateness of and limitations on the purchase of insurance in conjunction with the retirement plan, and (iv) any limitation on the amount of life insurance that is allowed to be purchased by a qualified plan in order for a plan to maintain its qualified status, and (v) the tax treatment of the policy should the policy be distributed by a qualified plan to a participant in the qualified plan.

On July 6, 1983, the Supreme Court held in Norris v. Arizona Governing Committee that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Since the policy's cost of insurance rates and purchase rates for certain settlement options distinguish between men and women, employers and employee organizations should consult with their legal advisors before purchasing the policy for any employment-related insurance or benefit program.

EMPLOYER-OWNED LIFE INSURANCE: The passage of the Pension Protection Act (PPA) in August of 2006 brought about requirements that business owners/employers must meet regarding employer-owned life insurance (EOLI). An EOLI policy is any life insurance policy owned by a person engaged in a trade or business and under which such person or any related person is directly or indirectly a beneficiary under the policy and that covers the life of an employee of the employer (or a related person). Unless specified requirements are met, any death benefits in excess of the premiums paid are taxed.

The PPA created a new section of the Code, Section 101(j). This Section specifies that, for the death benefit of an EOLI policy to maintain its tax-free nature, it must meet the criteria for one of the exception categories outlined in Section 101(j) and meet all the proper notice and consent requirements. The provision also requires annual reporting and recordkeeping by employers that own one or more employer-owned life insurance policy(ies). Please note that the regulations issued in 2008 require an employer to file Form 8925. These requirements should be considered and reviewed with appropriate counsel prior to purchasing an employer owned life insurance policy.

SPLIT DOLLAR ARRANGEMENTS
The following is a general discussion of the federal income tax implications of a split dollar arrangement entered into under the regulations issued on Sept. 11, 2003 and that apply to arrangements entered into or materially modified after Sept. 17, 2003. You should consult your legal and tax advisors before developing or entering into a split dollar arrangement.

A life insurance policy purchased as part of a split dollar arrangement provides funding for individual cash value life insurance. The arrangement divides or "splits" between two parties the death benefit and the cash value of the policy or other economic benefits under the contract. The objective of a split dollar arrangement is to join together the life insurance needs of

50 RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS one party with the premium paying ability of another. Often this means cooperation between an employee and his or her employer, but the arrangement may be used in other relationships -- corporation-shareholder, parent-child, donor-donee.

The Treasury regulations define a split dollar life insurance arrangement as any arrangement between an owner of a life insurance contract and a non-owner of the contract under which either party to the arrangement pays all or part of the premiums, and one of the parties paying the premiums is entitled to recover (either conditionally or unconditionally) all or any portion of those premiums and such recovery is to be made from, or is secured by, the proceeds of the contract. The definition is not intended to include life insurance plans where only one party has all the rights to the policy such as group-term plans (Section 79 of the Code), executive bonus arrangements or key-person plans.

MUTUALLY EXCLUSIVE REGIMES

The regulations provide for two mutually exclusive regimes for taxing split-dollar life insurance arrangements. The regulations apply for purposes of income tax, gift tax, FICA, FUTA, RRTA, SECA, and wage withholding. The regulations require both the owner and non-owner of a life insurance contract to fully account for all amounts under the arrangement under the rules that apply to the regime under which the arrangement is taxed.


  - ECONOMIC BENEFIT SPLIT DOLLAR: Under the economic benefit regime, the owner of the life insurance contract is treated as providing economic benefits to the non-owner of the contract. The economic benefit regime generally will govern the taxation of endorsement arrangements. In addition, a special rule requires the economic benefit regime to apply (and the loan regime not to apply) to any split-dollar life insurance arrangement if: (i) the arrangement is entered into in connection with the performance of services, and the employee or service provider is not the owner of the life insurance contract; or (ii) the arrangement is entered into between a donor and a donee (for example, a life insurance trust) and the donee is not the owner of the life insurance contract.

  The value of the economic benefits, reduced by any consideration paid by the non-owner to the owner, is treated as transferred from the owner to the non-owner. The tax consequences of that transfer will depend on the relationship between the owner and the non-owner. Thus, the transfer may constitute a payment of compensation, a dividend, a gift, or a transfer having a different tax character. The possible economic benefits provided to the non-owner can include the value of current life insurance coverage, any portion of the cash surrender value available to the non-owner, and any other economic benefit.

  - LOAN (COLLATERAL ASSIGNMENT) SPLIT DOLLAR: Under the loan regime, the non-owner of the life insurance policy is treated as loaning the amount of its premium payments to the owner of the policy. Generally, the policy is held as collateral for the loan. The loan regime generally will govern the taxation of collateral assignment arrangements. Under the regulations, a payment made pursuant to a split dollar arrangement is a split dollar loan and the owner and non-owner are treated, respectively, as borrower and lender if (i) the payment is made either directly or indirectly by the non-owner to the owner; (ii) the payment is either a loan under general principals of Federal tax law or a reasonable person would expect the payment to be repaid in full to the non-owner (whether with or without interest); and (iii) the repayment is to be made from, or is secured by, either the policy's death benefit proceeds or its cash surrender value. If a split dollar loan does not provide for sufficient interest, the loan generally is treated as a below-market split dollar loan subject to Section 7872 of the Code and Section 1.7872-15 of the Treasury regulations. If the split dollar loan provides for sufficient interest, then, except as provided in Section 1.7872-15 of the Treasury regulations, the loan is subject to the general rules for debt instruments (including the rules for original issue discount under Sections 1271 through 1275 of the Code). In general, interest on a split dollar loan is not deductible by the borrower.

EOLI REQUIREMENTS MAY APPLY
For situations in which the owner and beneficiary of a policy is the employer of an insured employee, the requirements of Section 101(j) of the Code may apply (see "Employee-Owned Life Insurance"). IRS Notice 2008-42 provides guidance to the application of Section 101(j) to split-dollar arrangements. Discuss your situations with appropriate legal counsel.

TAXATION -- DETERMINED BY POLICY OWNERSHIP

The tax treatment will depend on the structure of the agreement and who is deemed to be the owner of the policy. The specific tax ramifications (i.e. compensation, gift taxes, etc.) will depend on the relationship between the owner and the non-owner. The regulations have taken a simple approach to determine which of the two regimes applies, based on policy ownership. Generally, the owner is the person named as owner under the policy. However, certain exceptions apply and special rules are provided for determining the owner if two or more persons are designated as policy owners or where different types of trusts hold the policy. If you are considering a split dollar arrangement, you should consult your legal and tax advisor.



      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  51

SECTION 409A
The regulations under Section 409A of the Code explain that a split-dollar life insurance policy may be subject to the general rules for the taxation of non-qualified deferred compensation plans in Section 409A. IRS Notice 2007-34 provides guidance regarding the application of Section 409A to split-dollar arrangements.

DISTRIBUTION OF THE POLICY

RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the policy. Its office is located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

SALES OF THE POLICY
- Only securities broker-dealers ("selling firms") registered with the SEC and members of the FINRA may sell the policy.

- The policies are continuously offered to the public through authorized selling firms. We and RiverSource Distributors have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the policies to the public. We agree to pay the selling firm (or an affiliated insurance agency) for policies its sales representatives sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when policies are returned under the free look period.

PAYMENTS TO THE SELLING FIRMS

- We may use compensation plans which vary by selling firm. In general, we pay selling firms a commission of up to 90% of the initial target premium when the policy is sold, plus 3.6% of all premiums in excess of the target premium. We determine the target premium, which varies by age, gender, and risk classification of the insured at the time of issue as well as by the specified amount of the policy. Each year we also pay selling firms a service fee of up to .125% of the policy value, less indebtedness. We pay additional commissions to selling firms if an increase in coverage occurs. We do not pay or withhold payment of commissions based on which subaccounts you choose to allocate your premiums.

- We may utilize other or additional compensation plans, including compensation plans that pay additional compensation when volume goals we set are achieved. These goals may be based on total sales in a period we establish and may include sales of other insurance and investment products we or an affiliate offer. As noted below, compensation plans which vary with the volume of sales may create conflicts of interest.

- In addition to commissions, we may, in order to promote sales of the policies, and as permitted by applicable laws and regulations, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We generally (but may not) offer these promotional incentives to all selling firms. The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:

  -- sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for sales representatives, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;

  -- marketing support related to sales of the policy including for example, the creation of marketing materials, advertising and newsletters;

  -- providing services to policy owners; and

  -- funding other events sponsored by a selling firm that may encourage the selling firm's sales representatives to sell the policy.

These promotional incentives or reimbursements may be calculated as a percentage of the selling firm's aggregate, net or anticipated sales and/or total assets attributable to sales of the policy, and/or may be a fixed dollar amount. As noted below, this additional compensation may cause the selling firm and its sales representatives to favor the policies.

SOURCES OF PAYMENTS TO SELLING FIRMS
- We pay the commissions and other compensation described above from our assets.

- Our assets may include:

  -- revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the policy (see "Fee Tables");

  -- compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- The funds");

  -- compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The funds"); and


52  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

  -- revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

- You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the policy. However, you may pay part or all of the commissions and other compensation described above indirectly through:

  -- fees and expenses we collect from policy owners, including surrender charges; and

  -- fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

POTENTIAL CONFLICTS OF INTEREST
Compensation payment arrangements with selling firms can potentially:

- give selling firms a heightened financial incentive to sell the policy offered in this prospectus over another investment with lower compensation to the selling firm.

- cause selling firms to encourage their sales representatives to sell you the policy offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.

- cause a selling firm to grant us access to its sales representatives to promote sales of the policy offered in this prospectus, while denying that access to other firms offering similar policies or other alternative investments which may pay lower compensation to the selling firm.

PAYMENTS TO SALES REPRESENTATIVES
- The selling firm pays its sales representatives. The selling firm decides the compensation and benefits it will pay its sales representatives.

- To inform yourself of any potential conflicts of interest, ask your sales representative before you buy how the selling firm and its sales representatives are being compensated and the amount of the compensation that each will receive if you buy the policy.

LEGAL PROCEEDINGS


Life insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), compensation arrangements and anticompetitive activities.



RiverSource Life of NY is involved in the normal course of business in a number of other legal, arbitration and regulatory proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life of NY believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.


POLICY ILLUSTRATIONS

The following tables illustrate how policy values, cash surrender values and death benefits can change over time based on specific assumptions about investment returns, expenses, risk classification of the insured, death benefit, premiums, loans and partial surrenders. A change in any of the assumptions will change the illustrated results.

You may obtain illustrations like those shown below based on the particular characteristics of the person you want to insure by contacting us at the address or telephone number on the first page of the prospectus. If you purchase a policy, we will provide you with a projection of future death benefits and policy values upon written request. This projection will be based on assumptions to which we agree as to specified amount, death benefit option and future premium payments.

UNDERSTANDING THE ILLUSTRATIONS
Rates of return: The illustrations uniformly assume gross rates of return 0%, 6% or 12% for each policy year. These gross rates of return do not reflect the deduction of charges and expenses of the funds.

EXPENSES: The policy values illustrated reflect the deduction of the following expenses:

- Premium expense charges, which includes the sales charges, premium tax charges and federal tax charges;

- Cost of insurance charges;

- Administrative charges;


      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  53

- Policy fees;

- Mortality and expense risk charges; and

- Annual operating expenses of the funds.

We show the impact of the cost of insurance charges, policy fees and the mortality and expense risk charges under two different scenarios:

- Current charges in all years illustrated; and

- Guaranteed charges in all years illustrated.

All charges reflected in the illustrated policy values below are described in detail in the sections entitled "Fee Tables" and "Loads, Fees and Charges." These sections describe the charges reflected in the illustrated policy values. These sections also describe the various charges that are deducted. The illustrated policy values reflect the timing of these deductions, however, they do not reflect charges for optional insurance benefits. Adding optional insurance benefits which have charges (see "Fee Tables") would result in additional charges, which would reduce the illustrated policy values.


We show the impact of the annual operating expenses of the funds by using the arithmetic average of annual operating expenses (including management fees, 12b-1 fees and other expenses) of all funds listed in the fee tables. The arithmetic average of all fund operating expenses used in the following illustrations is 1.03% of average daily net assets. Actual policy values would reflect the annual operating expenses of each fund in which policy values were invested and therefore may be higher or lower than those illustrated using the arithmetic average of all fund operating expenses.


RISK CLASSIFICATION OF THE INSUREDS: The illustration assumes the insureds are a male, age 55, in our standard nonsmoker risk classification, and a female, age 55, in our standard nonsmoker risk classification. Illustrated policy values would be lower if these assumed insureds did not qualify as a nonsmoker risk.

DEATH BENEFIT: The death benefit illustrated is Option 1, a level death benefit. If Option 2 were selected, illustrated policy values would be lower and the death benefit would be greater than what is illustrated.

PREMIUMS: The illustrations assume that a premium of $16,000 is paid in full at the beginning of each policy year. Results would differ if:

- Premiums were not paid in full at the beginning of each policy year;

- Premium amounts paid were different.

LOANS AND PARTIAL SURRENDERS: The policy values illustrated assume no loans or partial surrenders are taken. If loans or partial surrenders were taken, illustrated policy values would be lower.


54  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

ILLUSTRATION                                                                                    FOR 2001 CSO POLICIES
---------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT
$1,200,000                       MALE -- INSURANCE AGE 55 -- STANDARD NONTOBACCO                CURRENT COSTS ASSUMED
DEATH BENEFIT OPTION 1          FEMALE -- INSURANCE AGE 55 -- STANDARD NONTOBACCO              ANNUAL PREMIUM $16,000
---------------------------------------------------------------------------------------------------------------------
        PREMIUM(1)
       ACCUMULATED           DEATH BENEFIT                    POLICY VALUE              CASH SURRENDER VALUE
END OF WITH ANNUAL    ASSUMING HYPOTHETICAL GROSS     ASSUMING HYPOTHETICAL GROSS   ASSUMING HYPOTHETICAL GROSS
POLICY   INTEREST     ANNUAL INVESTMENT RETURN OF     ANNUAL INVESTMENT RETURN OF   ANNUAL INVESTMENT RETURN OF
YEAR      AT 5%        0%         6%          12%        0%       6%        12%        0%       6%        12%
---------------------------------------------------------------------------------------------------------------------
   1    $   16,800 $1,200,000 $1,200,000 $ 1,200,000 $ 13,922 $ 14,802 $    15,682 $     -- $     -- $        --
   2        34,440  1,200,000  1,200,000   1,200,000   27,494   30,122      32,857    5,061    7,689      10,424
   3        52,962  1,200,000  1,200,000   1,200,000   40,703   45,962      51,655   18,270   23,529      29,222
   4        72,410  1,200,000  1,200,000   1,200,000   53,534   62,321      72,217   31,101   39,888      49,784
   5        92,831  1,200,000  1,200,000   1,200,000   65,968   79,194      94,697   43,536   56,761      72,264

   6       114,272  1,200,000  1,200,000   1,200,000   77,980   96,570     119,256   57,791   76,380      99,067
   7       136,786  1,200,000  1,200,000   1,200,000   89,536  114,429     146,068   71,591   96,483     128,122
   8       160,425  1,200,000  1,200,000   1,200,000  100,608  132,757     175,331   84,906  117,055     159,629
   9       185,246  1,200,000  1,200,000   1,200,000  111,141  151,516     207,243   97,682  138,056     193,784
  10       211,309  1,200,000  1,200,000   1,200,000  121,101  170,682     242,046  109,885  159,466     230,831

  15       362,520  1,200,000  1,200,000   1,200,000  168,992  282,877     485,923  168,992  282,877     485,923
  20       555,508  1,200,000  1,200,000   1,200,000  196,951  408,416     882,488  196,951  408,416     882,488
  25       801,815  1,200,000  1,200,000   1,625,614  189,362  542,180   1,548,204  189,362  542,180   1,548,204
  30     1,116,173  1,200,000  1,200,000   2,768,226   91,619  663,509   2,636,406   91,619  663,509   2,636,406
  35     1,517,381         --  1,200,000   4,631,494       --  753,870   4,410,947       --  753,870   4,410,947

  40     2,029,436         --  1,200,000   7,404,717       --  789,345   7,331,403       --  789,345   7,331,403
  45     2,682,963         --  1,200,000  12,278,608       --  687,410  12,278,608       --  687,410  12,278,608
---------------------------------------------------------------------------------------------------------------------




(1) This information is for comparative purposes only. There is no such option available under your policy.


THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE DO NOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.



      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  55

ILLUSTRATION                                                                                    FOR 2001 CSO POLICIES
---------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT
$1,200,000                       MALE -- INSURANCE AGE 55 -- STANDARD NONTOBACCO             GUARANTEED COSTS ASSUMED
DEATH BENEFIT OPTION 1          FEMALE -- INSURANCE AGE 55 -- STANDARD NONTOBACCO              ANNUAL PREMIUM $16,000
---------------------------------------------------------------------------------------------------------------------
        PREMIUM(1)
       ACCUMULATED           DEATH BENEFIT                    POLICY VALUE              CASH SURRENDER VALUE
END OF WITH ANNUAL    ASSUMING HYPOTHETICAL GROSS     ASSUMING HYPOTHETICAL GROSS   ASSUMING HYPOTHETICAL GROSS
POLICY   INTEREST     ANNUAL INVESTMENT RETURN OF     ANNUAL INVESTMENT RETURN OF   ANNUAL INVESTMENT RETURN OF
YEAR      AT 5%        0%         6%          12%        0%       6%        12%        0%       6%        12%
---------------------------------------------------------------------------------------------------------------------
   1    $   16,800 $1,200,000 $1,200,000 $ 1,200,000 $ 13,637 $ 14,507 $    15,378 $     -- $     -- $        --
   2        34,440  1,200,000  1,200,000   1,200,000   26,929   29,521      32,219    4,496    7,089       9,787
   3        52,962  1,200,000  1,200,000   1,200,000   39,864   45,042      50,649   17,431   22,610      28,217
   4        72,410  1,200,000  1,200,000   1,200,000   52,426   61,069      70,807   29,993   38,636      48,374
   5        92,831  1,200,000  1,200,000   1,200,000   64,597   77,597      92,840   42,164   55,164      70,408

   6       114,272  1,200,000  1,200,000   1,200,000   76,349   94,612     116,908   56,160   74,423      96,719
   7       136,786  1,200,000  1,200,000   1,200,000   87,651  112,096     143,178   69,705   94,151     125,233
   8       160,425  1,200,000  1,200,000   1,200,000   98,472  130,032     171,843   82,769  114,330     156,141
   9       185,246  1,200,000  1,200,000   1,200,000  108,759  148,382     203,096   95,299  134,922     189,637
  10       211,309  1,200,000  1,200,000   1,200,000  118,475  167,121     237,170  107,259  155,905     225,954

  15       362,520  1,200,000  1,200,000   1,200,000  164,681  276,227     475,271  164,681  276,227     475,271
  20       555,508  1,200,000  1,200,000   1,200,000  190,961  397,681     861,819  190,961  397,681     861,819
  25       801,815  1,200,000  1,200,000   1,586,374  181,517  525,636   1,510,832  181,517  525,636   1,510,832
  30     1,116,173  1,200,000  1,200,000   2,701,444   81,131  637,096   2,572,804   81,131  637,096   2,572,804
  35     1,517,381         --  1,200,000   4,492,923       --  700,689   4,278,974       --  700,689   4,278,974

  40     2,029,436         --  1,200,000   7,130,408       --  664,400   7,059,810       --  664,400   7,059,810
  45     2,682,963         --  1,200,000  11,737,060       --  323,295  11,737,060       --  323,295  11,737,060
---------------------------------------------------------------------------------------------------------------------




(1) This information is for comparative purposes only. There is no such option available under your policy.


THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE DO NOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.



56  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

                                                                                                  FOR PRIOR POLICIES,
                                                                                                    AS DEFINED IN THE
                                                                                                  "KEY TERMS" SECTION
ILLUSTRATION                                                                                       OF THIS PROSPECTUS
---------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT
$1,200,000                       MALE -- INSURANCE AGE 55 -- STANDARD NONSMOKER                 CURRENT COSTS ASSUMED
DEATH BENEFIT OPTION 1          FEMALE -- INSURANCE AGE 55 -- STANDARD NONSMOKER               ANNUAL PREMIUM $16,000
---------------------------------------------------------------------------------------------------------------------
        PREMIUM(1)
       ACCUMULATED           DEATH BENEFIT                    POLICY VALUE              CASH SURRENDER VALUE
END OF WITH ANNUAL    ASSUMING HYPOTHETICAL GROSS     ASSUMING HYPOTHETICAL GROSS   ASSUMING HYPOTHETICAL GROSS
POLICY   INTEREST     ANNUAL INVESTMENT RETURN OF     ANNUAL INVESTMENT RETURN OF   ANNUAL INVESTMENT RETURN OF
YEAR      AT 5%        0%         6%          12%        0%       6%        12%        0%       6%        12%
---------------------------------------------------------------------------------------------------------------------
   1    $   16,800 $1,200,000 $1,200,000 $ 1,200,000 $ 13,909 $ 14,788 $    15,668 $     -- $     -- $        --
   2        34,440  1,200,000  1,200,000   1,200,000   27,440   30,066      32,799    5,006    7,632      10,365
   3        52,962  1,200,000  1,200,000   1,200,000   40,580   45,831      51,516   18,146   23,397      29,082
   4        72,410  1,200,000  1,200,000   1,200,000   53,309   62,078      71,955   30,875   39,644      49,521
   5        92,831  1,200,000  1,200,000   1,200,000   65,606   78,796      94,260   43,172   56,362      71,826

   6       114,272  1,200,000  1,200,000   1,200,000   77,450   95,977     118,594   57,259   75,786      98,404
   7       136,786  1,200,000  1,200,000   1,200,000   88,810  113,603     145,129   70,863   95,656     127,182
   8       160,425  1,200,000  1,200,000   1,200,000   99,666  131,667     174,068   83,962  115,963     158,364
   9       185,246  1,200,000  1,200,000   1,200,000  109,973  150,136     205,612   96,513  136,676     192,151
  10       211,309  1,200,000  1,200,000   1,200,000  119,691  168,985     239,996  108,474  157,768     228,779

  15       362,520  1,200,000  1,200,000   1,200,000  166,546  279,508     481,233  166,546  279,508     481,233
  20       555,508  1,200,000  1,200,000   1,200,000  193,658  403,140     873,798  193,658  403,140     873,798
  25       801,815  1,200,000  1,200,000   1,610,042  185,080  534,282   1,533,374  185,080  534,282   1,533,374
  30     1,116,173  1,200,000  1,200,000   2,742,610   85,799  651,211   2,612,009   85,799  651,211   2,612,009
  35     1,517,381         --  1,200,000   4,589,459       --  732,092   4,370,913       --  732,092   4,370,913

  40     2,029,436         --  1,200,000   7,338,366       --  742,180   7,265,709       --  742,180   7,265,709
  45     2,682,963         --  1,200,000  12,169,516       --  553,829  12,169,516       --  553,829  12,169,516
---------------------------------------------------------------------------------------------------------------------




(1) This information is for comparative purposes only. There is no such option available under your policy.


THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE DO NOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.



      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  57

                                                                                               FOR PRIOR POLICIES,
                                                                                                 AS DEFINED IN THE
                                                                                               "KEY TERMS" SECTION
ILLUSTRATION                                                                                    OF THIS PROSPECTUS
------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT
$1,200,000                      MALE -- INSURANCE AGE 55 -- STANDARD NONSMOKER            GUARANTEED COSTS ASSUMED
DEATH BENEFIT OPTION 1         FEMALE -- INSURANCE AGE 55 -- STANDARD NONSMOKER             ANNUAL PREMIUM $16,000
------------------------------------------------------------------------------------------------------------------
        PREMIUM(1)
       ACCUMULATED           DEATH BENEFIT                  POLICY VALUE             CASH SURRENDER VALUE
END OF WITH ANNUAL    ASSUMING HYPOTHETICAL GROSS    ASSUMING HYPOTHETICAL GROSS  ASSUMING HYPOTHETICAL GROSS
POLICY   INTEREST     ANNUAL INVESTMENT RETURN OF    ANNUAL INVESTMENT RETURN OF  ANNUAL INVESTMENT RETURN OF
YEAR      AT 5%        0%         6%          12%       0%       6%        12%       0%       6%        12%
------------------------------------------------------------------------------------------------------------------
   1    $   16,800 $1,200,000 $1,200,000 $1,200,000 $ 13,609 $ 14,479 $   15,349 $     -- $     -- $       --
   2        34,440  1,200,000  1,200,000  1,200,000   26,813   29,400     32,093    4,379    6,966      9,659
   3        52,962  1,200,000  1,200,000  1,200,000   39,593   44,754     50,343   17,159   22,320     27,910
   4        72,410  1,200,000  1,200,000  1,200,000   51,925   60,528     70,223   29,491   38,094     47,789
   5        92,831  1,200,000  1,200,000  1,200,000   63,781   76,701     91,858   41,347   54,267     69,425

   6       114,272  1,200,000  1,200,000  1,200,000   75,120   93,243    115,384   54,929   73,052     95,193
   7       136,786  1,200,000  1,200,000  1,200,000   85,890  110,109    140,934   67,943   92,162    122,987
   8       160,425  1,200,000  1,200,000  1,200,000   96,019  127,233    168,644   80,316  111,529    152,940
   9       185,246  1,200,000  1,200,000  1,200,000  105,414  144,528    198,648   91,954  131,068    185,187
  10       211,309  1,200,000  1,200,000  1,200,000  113,970  161,895    231,093  102,753  150,679    219,876

  15       362,520  1,200,000  1,200,000  1,200,000  143,961  250,404    442,498  143,961  250,404    442,498
  20       555,508  1,200,000  1,200,000  1,200,000  123,196  313,992    758,308  123,196  313,992    758,308
  25       801,815         --  1,200,000  1,340,327       --  285,044  1,276,502       --  285,044  1,276,502
  30     1,116,173         --         --  2,226,916       --       --  2,120,873       --       --  2,120,873
  35     1,517,381         --         --  3,566,283       --       --  3,396,460       --       --  3,396,460

  40     2,029,436         --         --  5,453,587       --       --  5,399,591       --       --  5,399,591
  45     2,682,963         --         --  8,819,659       --       --  8,819,659       --       --  8,819,659
------------------------------------------------------------------------------------------------------------------




(1) This information is for comparative purposes only. There is no such option available under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE DO NOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.



58  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

KEY TERMS

These terms can help you understand details about your policy.

ACCUMULATION UNIT: An accounting unit used to calculate the policy value of the subaccounts prior to the insured's death.

ATTAINED INSURANCE AGE: The insured's insurance age plus the number of policy anniversaries since the policy date. Attained insurance age changes only on a policy anniversary.

CASH SURRENDER VALUE: Proceeds received if the policy is surrendered in full. The cash surrender value equals the policy value minus indebtedness, minus any applicable surrender charges.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes, 4 p.m., Eastern time unless the NYSE closes earlier.

CODE: The Internal Revenue Code of 1986, as amended.

DEATH BENEFIT GUARANTEE TO AGE 100 (DBG-100): A feature of the policy guaranteeing that the policy will not lapse before the youngest insured's attained insurance age 100. This feature is in effect if you meet certain premium payment requirements.

DEATH BENEFIT GUARANTEE TO AGE 100 (DBG-100) PREMIUM: The premium required to keep the DBG-100 in effect. The DBG-100 premium is shown in your policy. It depends on each insured's sex, insurance age, risk classification, optional insurance benefits added by rider and the initial specified amount.

DEATH BENEFIT VALUATION DATE: The date of the last surviving insured's death when death occurs on a valuation date. If the last surviving insured does not die on a valuation date, then the death benefit valuation date is the next valuation date following the date of the last surviving insured's death.

DURATION: The number of years a policy is in force. For example, Duration 1 is the first year the policy is in force and Duration 15 is the 15th year the policy is in force.

FIXED ACCOUNT: The general investment account of RiverSource Life of NY. The fixed account is made up of all of RiverSource Life of NY's assets other than those held in any separate account.

FIXED ACCOUNT VALUE: The portion of the policy value that you allocate to the fixed account, including indebtedness.

FUNDS: Mutual funds or portfolios, each with a different investment objective. (See "The Variable Account and the Funds.") Each of the subaccounts of the variable account invests in a specific one of these funds.

GOOD ORDER: We cannot process your transaction request relating to the policy until we have received the request in good order at our home office. "Good order" means the actual receipt of the requested transaction in writing, along with all information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes your completed request; the policy number; the transaction amount (in dollars); the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction; the signatures of all policy owners, exactly as registered on the policy, if necessary; Social Security Number or Taxpayer Identification Number; and any other information or supporting documentation that we may require. With respect to purchase requests, "good order" also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.

INDEBTEDNESS: All existing loans on the policy plus interest that has either been accrued or added to the policy loan.

INSURANCE AGE: Each insured's age based upon his or her last birthday on the date of the application.

INSUREDS: The persons whose lives are insured by the policy.

LAPSE: The policy ends without value and no death benefit is paid.

MINIMUM INITIAL PREMIUM: The premium required to keep the minimum initial premium period in effect. We show the minimum initial premium in your policy.

MINIMUM INITIAL PREMIUM PERIOD: A period of time during the early years of the policy when the policy will not lapse even if the cash surrender value is less than the amount needed to pay the monthly deduction. This feature is in effect if you meet certain premium payment requirements.

MONTHLY DATE: The same day each month as the policy date. If there is no monthly date in a calendar month, the monthly date is the first day of the next calendar month.

NET AMOUNT AT RISK: A portion of the death benefit, equal to the total current death benefit minus the policy value. This is the amount to which we apply cost of insurance rates in determining the monthly cost of insurance.

NET PREMIUM: The premium paid minus the premium expense charge.


      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  59

OWNER: The entities to which, or individuals to whom, we issue the policy or to whom you subsequently transfer ownership. In the prospectus "you" and "your" refer to the owner.

POLICY ANNIVERSARY: The same day and month as the policy date each year the policy remains in force.

POLICY DATE: The date we issue the policy and from which we determine policy anniversaries, policy years and policy months.

POLICY VALUE: The sum of the fixed account value plus the variable account value.


PRIOR POLICIES: Policies issued based on applications signed before October 1, 2008, where approved, and any policy issued before January 1, 2009, regardless of the date of application.


PROCEEDS: The amount payable under the policy as follows:

- Upon death of the last surviving insured prior to the youngest insured's attained insurance age 100, proceeds will be the death benefit in effect as of the date of that insured's death, minus any indebtedness.

- Upon the death of the last surviving insured on or after the youngest insured's attained insurance age 100, proceeds will be the greater of:

  -- the policy value on the date of death of the last surviving insured minus any indebtedness on the date of death of the last surviving insured's death.

  -- the policy value at the youngest insured's attained insurance age 100 minus any indebtedness on the date of the last surviving insured death.

- On surrender of the policy, the proceeds will be the cash surrender value.

RISK CLASSIFICATION: A group of insureds that RiverSource Life of NY expects will have similar mortality experience.

RIVERSOURCE LIFE OF NY: In this prospectus, "we," "us," "our" and "RiverSource Life of NY" refer to RiverSource Life Insurance Co. of New York.

SCHEDULED PREMIUM: A premium you select at the time of application, of a level amount, at a fixed interval of time.

SPECIFIED AMOUNT: An amount we use to determine the death benefit and the proceeds payable upon death of the last surviving insured prior to the youngest insured's attained insurance age 100. We show the initial specified amount in your policy.

SUBACCOUNTS: One or more of the investment divisions of the variable account, each of which invests in a particular fund.

SURRENDER CHARGE: A contingent deferred issue and administration expense charge we assess against the policy value at the time of surrender during the first 15 years of the policy.

VALUATION DATE: Any normal business day, Monday through Friday, on which the New York Stock Exchange (NYSE) is open, up to the close of business. At the close of business, the next valuation date begins.

VALUATION PERIOD: The interval that commences at the close of business on each valuation date and goes up to the close of business on the next valuation date.

VARIABLE ACCOUNT: RiverSource of New York Account 8 consisting of subaccounts, each of which invests in a particular fund. The policy value in each subaccount depends on the performance of the particular fund.

VARIABLE ACCOUNT VALUE: The sum of the values that you allocate to the subaccounts of the variable account.

2001 CSO POLICIES: Policies issued based on applications signed on or after October 1, 2008, where approved, and any policy issued on or after January 1, 2009, regardless of the date of the application.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the divisions, which are comprised of subaccounts, in the SAI. The SAI does not include audited financial statements for divisions that are new and have no activity as of the financial statement date.


60  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

(RIVERSOURCE INSURANCE LOGO)

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
Albany, NY 12203
1 (800) 541-2251

Additional information about RiverSource of New York Account 8 (Registrant) is included in the SAI. The SAI and personal illustrations of death benefits, cash surrender values, and policy values are available, without charge, upon request. To request the SAI or a personal illustration, or for other inquiries about the policies, contact your sales representative or
       RiverSource Life Insurance Co. of New York at the telephone number and address listed below. The SAI dated the same date as this prospectus, is incorporated by reference into this prospectus.

                   RiverSource Life Insurance Co. of New York
                  20 Madison Avenue Extension, Albany, NY 12203
                                1 (800) 541-2251
                         riversource.com/life insurance

You may review and copy information about the Registrant, including the SAI, at the SEC's Public Reference Room in Washington, D.C.
(for information about the public reference room call 1-202-942-8090). Reports and other information about the Registrant are available on the EDGAR Database on the SEC's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC,
                  100 F. Street, N.E., Washington, D.C. 20549.

                      Investment Company Act File #811-5213

RiverSource Distributors, Inc. (Distributor), Member FINRA. Insurance and annuity products are issued by RiverSource Life Insurance Co. of New York, Albany, New York. Both companies are affiliated with Ameriprise Financial Services, Inc. Only RiverSource Life Insurance Co. of New York is authorized to sell insurance and annuities in New York.


     (C) 2008-2011 RiverSource Life Insurance Company. All rights reserved.




S-6203 N (4/11)

PART B:     STATEMENT OF ADDITIONAL INFORMATION

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR



            RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE

                            (SUCCESSION SELECT - NY)



                RIVERSOURCE(R) VARIABLE UNIVERSAL LIFE (VUL - NY)



             RIVERSOURCE(R) VARIABLE UNIVERSAL LIFE IV (VUL IV - NY)



            RIVERSOURCE(R) VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES

                                (VUL IV ES - NY)




                                 APRIL 29, 2011


ISSUED BY:  RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
            20 Madison Avenue Extension
            P.O. Box 5144
            Albany, NY 12203
            Telephone: (800) 541-2251
            Website address: riversource.com/lifeinsurance
            RIVERSOURCE OF NEW YORK ACCOUNT 8
            (previously IDS Life of New York Account 8)


RiverSource of New York Account 8 is a separate account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY). This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number above.



S-6337 J (4/11)

TABLE OF CONTENTS


INFORMATION ABOUT RIVERSOURCE LIFE OF NY..............  P. 3
  Ownership...........................................  p. 3
  State Regulation....................................  p. 3
  Reports.............................................  p. 3
  Rating Agencies.....................................  p. 3
PRINCIPAL UNDERWRITER.................................  P. 3
THE VARIABLE ACCOUNT..................................  P. 4
ADDITIONAL INFORMATION ABOUT THE OPERATION OF THE
  POLICIES............................................  P. 4
  Additional Information on Payment Options for
     Succession Select -- NY, VUL -- NY, VUL IV -- NY
     and VUL IV ES -- NY..............................  p. 4
REVENUES RECEIVED DURING CALENDAR YEAR 2010...........  P. 8
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.........  P. 8





 2    RIVERSOURCE OF NEW YORK ACCOUNT 8

INFORMATION ABOUT RIVERSOURCE LIFE OF NY

We are a stock life insurance company organized in 1972 under the laws of the state of New York and are located at 20 Madison Avenue Extension, Albany, NY 12203. Our mailing address is: 20 Madison Avenue Extension, P.O. Box 5144, Albany, NY 12205.

We conduct a conventional life insurance business in the state of New York. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

OWNERSHIP
RiverSource Life of NY, a New York corporation is a wholly-owned subsidiary of RiverSource Life Insurance Company, a Minnesota Corporation which is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Ameriprise Financial family of companies offers not only insurance and annuities, but also mutual funds, investment certificates and a broad range of financial management services.

STATE REGULATION
We are subject to the laws of New York governing insurance companies and to regulation by the New York Department of Insurance. We file an annual statement in a prescribed form with New York's Department of Insurance. Our books and accounts are subject to review by the New York Department of Insurance at all times and a full examination of our operations is conducted periodically.

REPORTS
At least once a year we will mail to you, at your last known address of record, a report containing all information required by law or regulation, including a statement showing the current policy value.

RATING AGENCIES

Generally, RiverSource Life of NY does not receive individual ratings from rating agencies but receives the same ratings as its parent, RiverSource Life Insurance Company. Rating agencies evaluate the financial soundness and claims-paying ability of insurance companies on a number of different factors. These ratings reflect each agency's estimation of our ability to meet our contractual obligations such as paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.


For detailed information on the agency rating given to us, see "Debt & Ratings Information" under "Investors Relations" on our website at ameriprise.com or contact your sales representative. You also may view our current ratings by visiting the agency websites directly at:

A.M. Best                                                                       www.ambest.com
Fitch                                                                     www.fitchratings.com
Moody's                                                               www.moodys.com/insurance
Standard & Poor's                                                     www.standardandpoors.com



A.M. Best -- Rates insurance companies for their financial strength.
Fitch -- Rates insurance companies for their claims-paying ability.
Moody's -- Rates insurance companies for their financial strength.
Standard & Poor's -- Rates insurance companies for their financial strength.

PRINCIPAL UNDERWRITER


RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as principal underwriter for the policy, which is offered on a continuous basis. RiverSource Distributors is registered with the Securities and Exchange Commission under the Securities Act of 1934 as a broker dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The policies are offered to the public through certain securities broker-dealers that have entered into sales agreements with us and RiverSource Distributors and whose personnel are legally authorized to sell life insurance products. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial.



RiverSource Distributors retains no underwriting commissions from the sale of the policy. The aggregate dollar amount of underwriting commissions paid to RiverSource Distributors for the variable account in 2010 was $22,718,221; in 2009 was $17,842,976; and in 2008 was $22,750,353.



                                         RIVERSOURCE OF NEW YORK ACCOUNT 8    3

THE VARIABLE ACCOUNT

We established the variable account on Sept. 12, 1985, under New York law. It is registered as a single unit investment trust under the Investment Company Act of 1940. This registration does not involve any SEC supervision of the variable account's management or investment practices or policies.

The variable account meets the definition of a separate account under federal securities laws. Other variable life insurance policies that are not described in this prospectus also invest in subaccounts of the variable account.

ADDITIONAL INFORMATION ABOUT THE OPERATION OF THE POLICIES


ADDITIONAL INFORMATION ON PAYMENT OPTIONS FOR SUCCESSION SELECT -- NY, VUL -- NY, VUL IV -- NY AND VUL IV ES -- NY


SUCCESSION SELECT -- NY
OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

                PAYMENT PERIOD                            MONTHLY PAYMENT PER $1,000
                    (YEARS)                                  PLACED UNDER OPTION B
                      10                                             $9.61
                      15                                              6.87
                      20                                              5.51
                      25                                              4.71
                      30                                              4.18


We will furnish monthly amounts for other payment periods at your request, without charge.


 4    RIVERSOURCE OF NEW YORK ACCOUNT 8

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for five, ten or 15 years.

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and age of the payee on that date.

 OPTION C TABLE


                                                       LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
----------------------------------------------------------------------------------------------------------
AGE                                BEGINNING               5 YEARS           10 YEARS          15 YEARS
PAYEE                               IN YEAR             MALE    FEMALE    MALE    FEMALE    MALE    FEMALE
65                                    2010             $ 5.19    $4.61    $5.08    $4.57    $4.90    $4.49

                                      2015               5.11     4.55     5.01     4.51     4.84     4.43

                                      2020               5.03     4.49     4.94     4.45     4.78     4.39

                                      2025               4.95     4.43     4.87     4.40     4.73     4.34

                                      2030               4.88     4.38     4.81     4.35     4.68     4.30

70                                    2010               6.03     5.28     5.79     5.18     5.42     5.00

                                      2015               5.92     5.19     5.70     5.10     5.36     4.94

                                      2020               5.81     5.10     5.61     5.03     5.30     4.88

                                      2025               5.71     5.03     5.53     4.96     5.24     4.83

                                      2030               5.61     4.95     5.45     4.89     5.18     4.77

75                                    2010               7.14     6.23     6.63     5.99     5.95     5.60

                                      2015               6.99     6.10     6.52     5.89     5.90     5.54

                                      2020               6.84     5.99     6.42     5.79     5.84     5.47

                                      2025               6.71     5.88     6.32     5.71     5.78     5.41

                                      2030               6.58     5.78     6.23     5.62     5.73     5.35

85                                    2010              10.45     9.41     8.44     8.04     6.72     6.62

                                      2015              10.22     9.19     8.36     7.93     6.70     6.59

                                      2020              10.00     8.98     8.27     7.83     6.68     6.57

                                      2025               9.79     8.78     8.19     7.74     6.67     6.54

                                      2030               9.60     8.59     8.11     7.64     6.65     6.52


VUL -- NY
OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:


                PAYMENT PERIOD                            MONTHLY PAYMENT PER $1,000
                    (YEARS)                                  PLACED UNDER OPTION B
                       5                                            $18.32

                      10                                             10.06

                      15                                              7.34

                      20                                              6.00

                      25                                              5.22

                      30                                              4.72


We will furnish monthly amounts for other payment periods at your request, without charge.


                                         RIVERSOURCE OF NEW YORK ACCOUNT 8    5

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for 10, 15 or 20 years.

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and adjusted age of the payee on that date. Adjusted age means the age of the payee (on the payee's nearest birthday) minus an adjustment as follows:


 CALENDAR YEAR OF PAYEE'S BIRTH    ADJUSTMENT    CALENDAR YEAR OF PAYEE'S BIRTH    ADJUSTMENT
          Before 1920                   0                   1945-1949                   6

           1920-1924                    1                   1950-1959                   7

           1925-1929                    2                   1960-1969                   8

           1930-1934                    3                   1970-1979                   9

           1935-1939                    4                   1980-1989                  10

           1940-1944                    5                  After 1989                  11


The amount of each monthly payment per $1,000 placed under this option will not be less than amounts shown in the next table.

We will furnish monthly amounts for any adjusted age not shown at your request, without charge.

 OPTION C TABLE


                                                 LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
-------------------------------------------------------------------------------------------------------
                                                   10 YEARS            15 YEARS            20 YEARS
ADJUSTED AGE PAYEE                              MALE     FEMALE     MALE     FEMALE     MALE     FEMALE
50                                              $4.81     $4.47     $4.74     $4.45     $4.65     $4.40

55                                               5.20      4.80      5.09      4.74      4.94      4.87

60                                               5.70      5.22      5.51      5.12      5.25      4.98

65                                               6.35      5.77      5.98      5.58      5.54      5.32

70                                               7.14      6.50      6.47      6.12      5.77      5.63

75                                               8.00      7.40      6.87      6.64      5.91      5.85





VUL IV -- NY/VUL IV ES -- NY

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:


                PAYMENT PERIOD                            MONTHLY PAYMENT PER $1,000
                    (YEARS)                                  PLACED UNDER OPTION B
                      10                                             $9.61

                      15                                              6.87

                      20                                              5.51

                      25                                              4.71

                      30                                              4.18


We will furnish monthly amounts for other payment periods at your request, without charge.


 6    RIVERSOURCE OF NEW YORK ACCOUNT 8

OPTION C -- LIFETIME INCOME: We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and age of the payee on that date.

 OPTION C TABLE


                                                       LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
----------------------------------------------------------------------------------------------------------
AGE                                BEGINNING               5 YEARS           10 YEARS          15 YEARS
PAYEE                               IN YEAR             MALE    FEMALE    MALE    FEMALE    MALE    FEMALE
65                                    2010             $ 5.19    $4.61    $5.08    $4.57    $4.90    $4.49

                                      2015               5.11     4.55     5.01     4.51     4.84     4.43

                                      2020               5.03     4.49     4.94     4.45     4.78     4.39

                                      2025               4.95     4.43     4.87     4.40     4.73     4.34

                                      2030               4.88     4.38     4.81     4.35     4.68     4.30

70                                    2010               6.03     5.28     5.79     5.18     5.42     5.00

                                      2015               5.92     5.19     5.70     5.10     5.36     4.94

                                      2020               5.81     5.10     5.61     5.03     5.30     4.88

                                      2025               5.71     5.03     5.53     4.96     5.24     4.83

                                      2030               5.61     4.95     5.45     4.89     5.18     4.77

75                                    2010               7.14     6.23     6.63     5.99     5.95     5.60

                                      2015               6.99     6.10     6.52     5.89     5.90     5.54

                                      2020               6.84     5.99     6.42     5.79     5.84     5.47

                                      2025               6.71     5.88     6.32     5.71     5.78     5.41

                                      2030               6.58     5.78     6.23     5.62     5.73     5.35

85                                    2010              10.45     9.41     8.44     8.04     6.72     6.62

                                      2015              10.22     9.19     8.36     7.93     6.70     6.59

                                      2020              10.00     8.98     8.27     7.83     6.68     6.57

                                      2025               9.79     8.78     8.19     7.74     6.67     6.54

                                      2030               9.60     8.59     8.11     7.64     6.65     6.52


The table above is based on the "1983 Individual Annuitant Mortality Table A" at 3% with 100% Projection Scale G. Settlement Rates for any year, age, or any combination of year, age and sex not shown above, will be calculated on the same basis as those rates shown in the table above. We will furnish such rates on request.

                                         RIVERSOURCE OF NEW YORK ACCOUNT 8    7

REVENUES RECEIVED DURING CALENDAR YEAR 2010



The following table shows the funds ranked according to highest to lowest total dollar amounts the funds and their affiliates paid to us and/or our affiliates in 2010. Some of these funds may not be available under your policy. Please see your policy prospectus regarding the investment options available to you.





--------------------------------------------------------------------------------------------
Affiliated Funds*                                                            $228,088,727.84
Oppenheimer Variable Account Funds                                           $ 15,628,735.56
Fidelity(R) Variable Insurance Products                                      $ 14,724,257.96
Invesco Variable Insurance Funds/Invesco Van Kampen Variable Insurance
  Funds                                                                      $ 11,870,799.94
Janus Aspen Series                                                           $  6,582,362.41
AllianceBernstein Variable Products Series Fund, Inc.                        $  5,575,475.35
Wells Fargo Advantage Variable Trust Funds                                   $  5,074,972.89
PIMCO Variable Insurance Trust                                               $  5,059,767.06
Franklin(R) Templeton(R) Variable Insurance Products Trust                   $  4,281,966.04
Eaton Vance Variable Trust                                                   $  3,798,366.80
American Century(R) Variable Portfolios, Inc.                                $  3,762,399.53
Goldman Sachs Variable Insurance Trust                                       $  3,644,842.55
MFS(R) Variable Insurance Trust(SM)                                          $  2,954,011.59
Morgan Stanley UIF                                                           $  1,888,990.85
Putnam Variable Trust                                                        $  1,013,384.89
Neuberger Berman Advisers Management Trust                                   $    989,755.86
Credit Suisse Trust                                                          $    841,648.92
Royce Capital Fund                                                           $    330,694.17
Third Avenue Variable Series Trust                                           $    301,521.50
Dreyfus Investment Portfolios/Dreyfus Variable Investment Fund               $    124,287.46
Calvert Variable Series, Inc.                                                $    118,238.87
Legg Mason Partners Variable Portfolios                                      $     38,989.33
Lazard Retirement Series, Inc.                                               $      2,317.20
Lincoln Variable Insurance Products Trust                                    $      1,898.72
J.P. Morgan Series Trust II                                                  $      1,552.86
--------------------------------------------------------------------------------------------




   * Affiliated Funds include funds offered under: Columbia Funds Variable Insurance Trust, Columbia Funds Variable Insurance Trust I, Columbia Funds Variable Series Trust II (previously RiverSource Variable Series Trust) and Wanger Advisors Trust.



INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



Ernst & Young LLP, independent registered public accounting firm, has audited the financial statements of RiverSource Life Insurance Co. of New York at Dec. 31, 2010 and 2009, and for each of the three years in the period ended Dec. 31, 2010, and the individual financial statements of the segregated asset divisions of RiverSource of New York Account 8, sponsored by RiverSource Life Insurance Co. of New York, at Dec. 31, 2010, and for each of the periods indicated therein, as set forth in their reports thereon appearing elsewhere herein. We've included our financial statements in the Statement of Additional Information in reliance upon such reports given on the authority of Ernst & Young LLP as experts in accounting and auditing.



 8    RIVERSOURCE OF NEW YORK ACCOUNT 8

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS


RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK


We have audited the accompanying individual statements of assets and liabilities of the divisions of RiverSource of New York Account 8 (the Account) sponsored by RiverSource Life Insurance Co. of New York, referred to in Note 1, as of December 31, 2010, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the management of RiverSource Life Insurance Co. of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform audits of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010 by correspondence with the affiliated and unaffiliated mutual fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the divisions of RiverSource of New York Account 8, referred to in Note 1, at December 31, 2010, and the individual results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.



                                        (-s- ERNST & YOUNG LLP)

Minneapolis, Minnesota

April 22, 2011


                                         RIVERSOURCE OF NEW YORK ACCOUNT 8    9

STATEMENTS OF ASSETS AND LIABILITIES




                                                        AB VPS        AB VPS        AB VPS       AC VP       AC VP
                                                      GRO & INC,    INTL VAL,    LG CAP GRO,     INTL,       INTL,
DEC. 31, 2010                                            CL B          CL B          CL B         CL I       CL II
 ASSETS
Investments, at fair value(1),(2)                    $ 1,169,392   $ 3,562,935    $  82,946    $ 961,808   $ 499,317
Dividends receivable                                          --            --           --           --          --
Accounts receivable from RiverSource Life of NY for
  contract purchase payments                                  --         1,139           --          739       2,636
Receivable for share redemptions                           1,057         2,718           64          733         380
--------------------------------------------------------------------------------------------------------------------
Total assets                                           1,170,449     3,566,792       83,010      963,280     502,333
--------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                           923         2,718           63          733         380
    Contract terminations                                    134            --            1           --          --
Payable for investments purchased                             --         1,139           --          739       2,636
--------------------------------------------------------------------------------------------------------------------
Total liabilities                                          1,057         3,857           64        1,472       3,016
--------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                  1,169,289     3,562,818       82,830      961,808     499,317
Net assets applicable to seed money                          103           117          116           --          --
--------------------------------------------------------------------------------------------------------------------
Total net assets                                      $1,169,392    $3,562,935      $82,946     $961,808    $499,317
--------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                     68,747       241,228        3,063      112,361      58,400
(2) Investments, at cost                              $1,401,850    $3,727,431      $71,902     $838,128    $474,880
--------------------------------------------------------------------------------------------------------------------


                                                                                   CALVERT       COL VP        CS
                                                      AC VP VAL,    AC VP VAL,      VP SRI      HI INC,    COMMODITY
DEC. 31, 2010 (CONTINUED)                                CL I         CL II          BAL          CL 2       RETURN
 ASSETS
Investments, at fair value(1),(2)                    $ 3,832,607   $ 1,349,716    $ 383,111    $ 411,549   $ 780,097
Dividends receivable                                          --            --           --           --          --
Accounts receivable from RiverSource Life of NY for
  contract purchase payments                               1,068           279           --           --          --
Receivable for share redemptions                           2,915         1,026          632          331         641
--------------------------------------------------------------------------------------------------------------------
Total assets                                           3,836,590     1,351,021      383,743      411,880     780,738
--------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                         2,915         1,026          280          316         597
    Contract terminations                                     --            --          352           15          44
Payable for investments purchased                          1,068           279           --           --          --
--------------------------------------------------------------------------------------------------------------------
Total liabilities                                          3,983         1,305          632          331         641
--------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                  3,832,499     1,349,716      383,111      411,433     779,987
Net assets applicable to seed money                          108            --           --          116         110
--------------------------------------------------------------------------------------------------------------------
Total net assets                                      $3,832,607    $1,349,716     $383,111     $411,549    $780,097
--------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                    654,029       230,327      226,024       40,991      92,869
(2) Investments, at cost                              $4,447,500    $1,510,645     $392,891     $382,588    $840,806
--------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 10    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF ASSETS AND LIABILITIES




                                                     CS           EV VT         FID VIP       FID VIP          FID VIP
                                                  U.S. EQ     FLOATING-RATE   CONTRAFUND,    GRO & INC,      GRO & INC,
DEC. 31, 2010 (CONTINUED)                          FLEX I          INC         SERV CL 2      SERV CL         SERV CL 2
 ASSETS
Investments, at fair value(1),(2)               $   471,161    $   523,872    $ 2,688,751   $ 4,411,532      $ 1,357,337
Dividends receivable                                     --          2,014             --            --               --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                     567             --             --            --              731
Receivable for share redemptions                        358          1,130          3,073         3,756            1,033
--------------------------------------------------------------------------------------------------------------------------
Total assets                                        472,086        527,016      2,691,824     4,415,288        1,359,101
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                      357            400          2,058         3,376            1,033
    Contract terminations                                --            730          1,016           380               --
Payable for investments purchased                       567          2,014             --            --              731
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                       924          3,144          3,074         3,756            1,764
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                  471,045        520,936      2,688,626     4,411,416        1,357,337
Net assets applicable to seed money                     117          2,936            124           116               --
--------------------------------------------------------------------------------------------------------------------------
Total net assets                                   $471,162       $523,872     $2,688,750    $4,411,532       $1,357,337
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                33,064         55,378        114,464       351,797          109,198
(2) Investments, at cost                           $407,067       $488,227     $2,445,815    $4,538,764       $1,424,028
--------------------------------------------------------------------------------------------------------------------------


                                                  FID VIP        FID VIP        FID VIP       FID VIP       FTVIPT FRANK
                                                  MID CAP,       MID CAP,      OVERSEAS,     OVERSEAS,    GLOBAL REAL EST,
DEC. 31, 2010 (CONTINUED)                         SERV CL       SERV CL 2       SERV CL      SERV CL 2          CL 2
 ASSETS
Investments, at fair value(1),(2)                $8,309,392     $4,215,375     $1,989,982      $815,152       $2,588,095
Dividends receivable                                     --             --             --            --               --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                      --             --            275           253            1,512
Receivable for share redemptions                      7,901         22,706          1,519           629            1,980
--------------------------------------------------------------------------------------------------------------------------
Total assets                                      8,317,293      4,238,081      1,991,776       816,034        2,591,587
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                    6,371          3,192          1,519           629            1,980
    Contract terminations                             1,529         19,513             --            --               --
Payable for investments purchased                        --             --            275           253            1,512
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     7,900         22,705          1,794           882            3,492
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                8,309,393      4,215,376      1,989,863       815,152        2,588,095
Net assets applicable to seed money                      --             --            119            --               --
--------------------------------------------------------------------------------------------------------------------------
Total net assets                                 $8,309,393     $4,215,376     $1,989,982      $815,152       $2,588,095
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               255,516        131,197        119,161        49,046          201,722
(2) Investments, at cost                         $6,619,210     $3,715,697     $2,068,538      $850,948       $3,795,772
--------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    11

STATEMENTS OF ASSETS AND LIABILITIES




                                              FTVIPT FRANK   FTVIPT MUTUAL      GS VIT      GS VIT STRUCTD   GS VIT STRUCTD
                                               SM CAP VAL,    SHARES SEC,    MID CAP VAL,     SM CAP EQ,        U.S. EQ,
DEC. 31, 2010 (CONTINUED)                         CL 2            CL 2           INST            INST             INST
 ASSETS
Investments, at fair value(1),(2)              $ 2,277,512    $ 1,587,215     $ 5,957,632      $ 540,915      $  1,768,148
Dividends receivable                                    --             --              --             --                --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                  1,304            949              --             --             2,373
Receivable for share redemptions                     1,736          1,205           6,185          2,131             1,354
---------------------------------------------------------------------------------------------------------------------------
Total assets                                     2,280,552      1,589,369       5,963,817        543,046         1,771,875
---------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                   1,735          1,204           4,560            422             1,354
    Contract terminations                               --             --           1,624          1,709                --
Payable for investments purchased                    1,304            949              --             --             2,373
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    3,039          2,153           6,184          2,131             3,727
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period               2,277,378      1,587,108       5,957,504        540,780         1,768,148
Net assets applicable to seed money                    135            108             129            135                --
---------------------------------------------------------------------------------------------------------------------------
Total net assets                                $2,277,513     $1,587,216      $5,957,633       $540,915        $1,768,148
---------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                              140,155         99,512         422,527         47,366           167,280
(2) Investments, at cost                        $2,070,871     $1,648,595      $5,806,705       $511,623        $1,941,764
---------------------------------------------------------------------------------------------------------------------------


                                                 INVESCO        INVESCO         INVESCO         INVESCO          INVESCO
                                              VI CAP APPR,    VI CAP APPR,    VI CAP DEV,     VI CAP DEV,      VI CORE EQ,
DEC. 31, 2010 (CONTINUED)                         SER I          SER II          SER I          SER II            SER I
 ASSETS
Investments, at fair value(1),(2)              $   471,631    $   414,137     $   369,015      $ 296,007      $ 11,709,070
Dividends receivable                                    --             --              --             --                --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                     10            170              --              4             1,867
Receivable for share redemptions                       353            313           1,016            225             8,947
---------------------------------------------------------------------------------------------------------------------------
Total assets                                       471,994        414,620         370,031        296,236        11,719,884
---------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                     353            314             274            224             8,947
    Contract terminations                               --             --             742             --                --
Payable for investments purchased                       10            170              --              4             1,867
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      363            484           1,016            228            10,814
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                 471,631        414,136         369,015        296,008        11,709,070
Net assets applicable to seed money                     --             --              --             --                --
---------------------------------------------------------------------------------------------------------------------------
Total net assets                                  $471,631       $414,136        $369,015       $296,008       $11,709,070
---------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               20,242         18,069          27,518         22,735           433,188
(2) Investments, at cost                          $470,536       $407,717        $354,179       $282,820       $10,285,022
---------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 12    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF ASSETS AND LIABILITIES




                                                INVESCO        INVESCO        INVESCO       INVESCO     INVESCO VANK
                                                VI DYN,     VI FIN SERV,   VI INTL GRO,     VI TECH,    VI COMSTOCK,
DEC. 31, 2010 (CONTINUED)                        SER I          SER I         SER II         SER I         SER II
 ASSETS
Investments, at fair value(1),(2)              $  39,142     $   398,929     $ 964,697    $   250,773    $   243,596
Dividends receivable                                  --              --            --             --             --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                   --             197            --             --             --
Receivable for share redemptions                      30             325         3,774            202          1,533
--------------------------------------------------------------------------------------------------------------------
Total assets                                      39,172         399,451       968,471        250,975        245,129
--------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                    30             325           755            198            180
    Contract terminations                             --              --         3,019              4          1,353
Payable for investments purchased                     --             197            --             --             --
--------------------------------------------------------------------------------------------------------------------
Total liabilities                                     30             522         3,774            202          1,533
--------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                39,142         398,794       964,578        250,629        243,475
Net assets applicable to seed money                   --             135           119            144            121
--------------------------------------------------------------------------------------------------------------------
Total net assets                                 $39,142        $398,929      $964,697       $250,773       $243,596
--------------------------------------------------------------------------------------------------------------------
(1) Investment shares                              2,221          70,984        34,028         15,673         20,874
(2) Investments, at cost                         $29,889        $363,683      $796,521       $188,976       $222,419
--------------------------------------------------------------------------------------------------------------------


                                              JANUS ASPEN    JANUS ASPEN    JANUS ASPEN   JANUS ASPEN      MFS INV
                                              ENTERPRISE,   GLOBAL TECH,      JANUS,       OVERSEAS,     GRO STOCK,
DEC. 31, 2010 (CONTINUED)                         SERV          SERV           SERV           SERV         SERV CL
 ASSETS
Investments, at fair value(1),(2)              $ 528,601     $ 1,269,313     $ 517,779    $ 5,958,359    $ 1,910,780
Dividends receivable                                  --              --            --             --             --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                   --              --            --            331             --
Receivable for share redemptions                   1,149           1,599         3,371          4,554          4,720
--------------------------------------------------------------------------------------------------------------------
Total assets                                     529,750       1,270,912       521,150      5,963,244      1,915,500
--------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                   402             961           404          4,554          1,465
    Contract terminations                            746             638         2,967             --          3,254
Payable for investments purchased                     --              --            --            331             --
--------------------------------------------------------------------------------------------------------------------
Total liabilities                                  1,148           1,599         3,371          4,885          4,719
--------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period               528,414       1,269,165       517,661      5,958,359      1,910,662
Net assets applicable to seed money                  188             148           118             --            119
--------------------------------------------------------------------------------------------------------------------
Total net assets                                $528,602      $1,269,313      $517,779     $5,958,359     $1,910,781
--------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             14,085         224,260        21,547        106,323        177,582
(2) Investments, at cost                        $399,691       $ 936,193      $456,078     $4,340,693     $1,460,325
--------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    13

STATEMENTS OF ASSETS AND LIABILITIES




                                                      MFS               MFS            MS UIF           MS UIF     OPPEN GLOBAL
                                                    NEW DIS,        UTILITIES,    GLOBAL REAL EST,   MID CAP GRO,     SEC VA,
DEC. 31, 2010 (CONTINUED)                           SERV CL           SERV CL           CL II           CL II          SERV
 ASSETS
Investments, at fair value(1),(2)                 $ 1,710,497       $ 1,208,108      $   203,883      $ 245,583      $ 590,210
Dividends receivable                                       --                --               --             --             --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                        --                --            1,623          1,718             13
Receivable for share redemptions                        1,340               926              156            182            438
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                        1,711,837         1,209,034          205,662        247,483        590,661
-------------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                      1,291               901              156            183            437
    Contract terminations                                  48                25               --             --             --
Payable for investments purchased                          --                --            1,623          1,718             13
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                       1,339               926            1,779          1,901            450
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                  1,710,324         1,207,995          203,735        245,419        590,083
Net assets applicable to seed money                       174               113              148            163            128
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                   $1,710,498        $1,208,108         $203,883       $245,582       $590,211
-------------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                  96,420            48,421           24,272         20,448         19,647
(2) Investments, at cost                           $1,264,069        $1,160,429         $185,215       $209,441       $542,640
-------------------------------------------------------------------------------------------------------------------------------


                                                  OPPEN GLOBAL     OPPEN MAIN ST        PIMCO       PUT VT GLOBAL     PUT VT
                                               STRATEGIC INC VA,  SM MID CAP VA,   VIT ALL ASSET,     HLTH CARE,     HI YIELD,
DEC. 31, 2010 (CONTINUED)                             SRV              SERV          ADVISOR CL         CL IB          CL IB
 ASSETS
Investments, at fair value(1),(2)                 $ 3,130,523       $   273,420      $ 2,587,100      $ 197,211      $ 755,094
Dividends receivable                                       --                --           62,347             --             --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                        --                --               --            150          2,126
Receivable for share redemptions                        4,516               204            4,013            153            578
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                        3,135,039           273,624        2,653,460        197,514        757,798
-------------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                      2,425               205            1,961            154            578
    Contract terminations                               2,091                --            2,052             --             --
Payable for investments purchased                          --                --           62,347            150          2,126
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                       4,516               205           66,360            304          2,704
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                  3,130,420           273,283        2,586,995        197,115        754,972
Net assets applicable to seed money                       103               136              105             95            122
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                   $3,130,523          $273,419       $2,587,100       $197,210       $755,094
-------------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                 551,148            15,624          232,862         16,112        108,335
(2) Investments, at cost                           $2,907,563          $221,852       $2,530,171       $184,833       $735,391
-------------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 14    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF ASSETS AND LIABILITIES




                                                PUT VT          PUT VT           PUT VT           ROYCE          DISC
                                               INTL EQ,     MULTI-CAP GRO,   MULTI-CAP GRO,    MICRO-CAP,    ASSET ALLOC,
DEC. 31, 2010 (CONTINUED)                        CL IB           CL IA            CL IB         INVEST CL        AGGR
 ASSETS
Investments, at fair value(1),(2)              $ 127,966      $ 7,574,319       $ 351,678      $ 4,243,883   $    420,084
Dividends receivable                                  --               --              --               --             --
Accounts receivable from RiverSource Life
  of NY for contract purchase payments                --               --              16               --             --
Receivable for share redemptions                      98            5,896             265            7,264             --
-------------------------------------------------------------------------------------------------------------------------
Total assets                                     128,064        7,580,215         351,959        4,251,147        420,084
-------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                    98            5,789             265            3,248            323
    Contract terminations                             --              107              --            4,016             --
Payable for investments purchased                     --               --              16               --             --
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     98            5,896             281            7,264            323
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period               127,853        7,574,198         351,597        4,243,883        419,651
Net assets applicable to seed money                  113              121              81               --            110
-------------------------------------------------------------------------------------------------------------------------
Total net assets                                $127,966       $7,574,319        $351,678       $4,243,883       $419,761
-------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             10,863          366,440          17,281          348,430         42,648
(2) Investments, at cost                        $132,306       $8,350,534        $311,678       $3,448,644       $366,615
-------------------------------------------------------------------------------------------------------------------------


                                                 DISC            DISC             DISC            DISC          COL VP
                                             ASSET ALLOC,    ASSET ALLOC,     ASSET ALLOC,    ASSET ALLOC,       BAL,
DEC. 31, 2010 (CONTINUED)                       CONSERV           MOD           MOD AGGR       MOD CONSERV       CI 3
 ASSETS
Investments, at fair value(1),(2)              $ 317,183      $   788,365       $ 268,228      $   202,069   $ 14,727,913
Dividends receivable                                  --               --              --               --             --
Accounts receivable from RiverSource Life
  of NY for contract purchase payments                13               --              --               --          1,660
Receivable for share redemptions                      --               --              --               --             --
-------------------------------------------------------------------------------------------------------------------------
Total assets                                     317,196          788,365         268,228          202,069     14,729,573
-------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                   239              592             206              156         11,258
    Contract terminations                             --            5,806              77               49             --
Payable for investments purchased                     --               --              --               --             --
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    239            6,398             283              205         11,258
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period               316,860          781,864         267,838          201,764     14,718,315
Net assets applicable to seed money                   97              103             107              100             --
-------------------------------------------------------------------------------------------------------------------------
Total net assets                                $316,957         $781,967        $267,945         $201,864    $14,718,315
-------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             29,616           77,979          26,850           19,486      1,064,925
(2) Investments, at cost                        $292,075         $693,219        $226,773         $175,150    $15,089,187
-------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    15

STATEMENTS OF ASSETS AND LIABILITIES




                                                       COL VP            COL VP         COL VP         COL VP         COL VP
                                                     CASH MGMT,         DIV BOND,     DIV EQ INC,      DYN EQ,     GLOBAL BOND,
DEC. 31, 2010 (CONTINUED)                               CL 3              CL 3           CL 3           CL 3           CL 3
 ASSETS
Investments, at fair value(1),(2)                   $ 4,566,690       $ 11,274,637   $ 13,569,550   $ 20,712,320    $ 2,985,590
Dividends receivable                                          1                 --             --             --             --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                      18,116              6,221          1,506          2,786          1,205
Receivable for share redemptions                             --                 --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                          4,584,807         11,280,858     13,571,056     20,715,106      2,986,795
-------------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                        3,439              8,664         10,415         15,847          2,301
    Contract terminations                                    --                 --             --             --             --
Payable for investments purchased                            --                 --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                         3,439              8,664         10,415         15,847          2,301
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                    4,579,306         11,272,194     13,560,641     20,699,259      2,984,494
Net assets applicable to seed money                       2,062                 --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                     $4,581,368        $11,272,194    $13,560,641    $20,699,259     $2,984,494
-------------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                 4,566,690          1,024,967      1,030,338      1,072,066        255,179
(2) Investments, at cost                             $4,565,259        $10,729,208    $13,179,139    $21,654,955     $2,841,021
-------------------------------------------------------------------------------------------------------------------------------


                                                   COL VP GLOBAL        COL VP HI       COL VP       COL VP MID     COL VP MID
                                                INFLATION PROT SEC,    YIELD BOND,     INC OPP,     CAP GRO OPP,   CAP VAL OPP,
DEC. 31, 2010 (CONTINUED)                               CL 3              CL 3           CL 3           CL 3           CL 3
 ASSETS
Investments, at fair value(1),(2)                   $   981,993       $  3,546,148   $    658,878   $    655,655    $   284,337
Dividends receivable                                         --                 --             --             --             --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                          --              2,664             --             15             --
Receivable for share redemptions                             --                 --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                            981,993          3,548,812        658,878        655,670        284,337
-------------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                          751              2,755            505            504            221
    Contract terminations                                 1,982                 --          2,147             --             13
Payable for investments purchased                            --                 --             --             --             --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                         2,733              2,755          2,652            504            234
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                      979,177          3,545,931        656,112        655,010        283,966
Net assets applicable to seed money                          83                126            114            156            137
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                       $979,260         $3,546,057       $656,226       $655,166       $284,103
-------------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                   102,934            511,710         61,520         45,124         25,967
(2) Investments, at cost                               $993,391         $3,272,638       $601,370       $498,711       $259,407
-------------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 16    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF ASSETS AND LIABILITIES




                                                COL VP          COL VP          COL VP     COL VP SELECT   COL VP SELECT
                                               S&P 500,    SHORT DURATION,   LG CAP GRO,    LG CAP VAL,     SM CAP VAL,
DEC. 31, 2010 (CONTINUED)                        CL 3            CL 3            CL 3           CL 3            CL 3
 ASSETS
Investments, at fair value(1),(2)            $ 4,712,425     $ 3,447,849     $ 1,704,509    $     51,404     $ 980,183
Dividends receivable                                  --              --              --              --            --
Accounts receivable from RiverSource Life
  of NY for contract purchase payments                --           2,511              --              --            --
Receivable for share redemptions                      --              --              --              --            --
------------------------------------------------------------------------------------------------------------------------
Total assets                                   4,712,425       3,450,360       1,704,509          51,404       980,183
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                 3,599           2,641           1,296              38           750
    Contract terminations                            244              --             234              --         1,005
Payable for investments purchased                     --              --              --              --            --
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  3,843           2,641           1,530              38         1,755
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period             4,708,467       3,447,719       1,702,854          51,244       978,285
Net assets applicable to seed money                  115              --             125             122           143
------------------------------------------------------------------------------------------------------------------------
Total net assets                              $4,708,582      $3,447,719      $1,702,979         $51,366      $978,428
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                            547,320         332,483         249,928           5,130        85,159
(2) Investments, at cost                      $4,279,889      $3,394,585      $1,542,591         $41,983      $954,497
------------------------------------------------------------------------------------------------------------------------


                                             COL VP EMER        COL VP
                                              MKTS OPP,       INTL OPP,        VP AGGR,       VP AGGR,      VP CONSERV,
DEC. 31, 2010 (CONTINUED)                        CL 3            CL 3            CL 2           CL 4            CL 2
 ASSETS
Investments, at fair value(1),(2)            $ 3,583,595     $ 8,443,716     $ 1,416,651    $ 14,682,846     $ 157,958
Dividends receivable                                  --              --              --              --            --
Accounts receivable from RiverSource Life
  of NY for contract purchase payments                --             743              --           3,716            --
Receivable for share redemptions                      --              --              --              --            --
------------------------------------------------------------------------------------------------------------------------
Total assets                                   3,583,595       8,444,459       1,416,651      14,686,562       157,958
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                 2,736           6,434           1,046          11,205           124
    Contract terminations                            391              --              --              --            --
Payable for investments purchased                     --              --              --              --            --
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  3,127           6,434           1,046          11,205           124
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period             3,580,298       8,438,025       1,415,594      14,675,346       157,824
Net assets applicable to seed money                  170              --              11              11            10
------------------------------------------------------------------------------------------------------------------------
Total net assets                              $3,580,468      $8,438,025      $1,415,605     $14,675,357      $157,834
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                            199,754         698,983         125,478       1,300,518        15,015
(2) Investments, at cost                      $2,850,039      $6,383,761      $1,278,703     $12,902,376      $154,138
------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    17

STATEMENTS OF ASSETS AND LIABILITIES




                                                                 VP DAVIS         VP GS
                                                 VP CONSERV,    NY VENTURE,   MID CAP VAL,     VP MOD,        VP MOD,
DEC. 31, 2010 (CONTINUED)                            CL 4          CL 3           CL 3           CL 2          CL 4
 ASSETS
Investments, at fair value(1),(2)                $ 2,026,999   $    352,253     $ 136,980    $ 4,111,171   $ 38,048,566
Dividends receivable                                      --             --            --             --             --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                          --             --            13         18,738         11,938
Receivable for share redemptions                          --             --            --             --             --
-----------------------------------------------------------------------------------------------------------------------
Total assets                                       2,026,999        352,253       136,993      4,129,909     38,060,504
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                     1,758            270           109          2,833         28,914
    Contract terminations                                 88          3,528            --             --             --
Payable for investments purchased                         --             --            --             --             --
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                      1,846          3,798           109          2,833         28,914
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                 2,025,142        348,335       136,755      4,127,065     38,031,590
Net assets applicable to seed money                       11            120           129             11             --
-----------------------------------------------------------------------------------------------------------------------
Total net assets                                  $2,025,153       $348,455      $136,884     $4,127,076    $38,031,590
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                192,681         35,261        12,252        373,403      3,455,819
(2) Investments, at cost                          $1,938,943       $299,374      $110,035     $3,879,318    $34,600,518
-----------------------------------------------------------------------------------------------------------------------


                                                    VP MOD        VP MOD         VP MOD         VP MOD       VP PTNRS
                                                    AGGR,          AGGR,        CONSERV,       CONSERV,     SM CAP VAL,
DEC. 31, 2010 (CONTINUED)                            CL 2          CL 4           CL 2           CL 4          CL 3
 ASSETS
Investments, at fair value(1),(2)                $ 3,457,730   $ 44,252,186     $ 597,814    $ 7,216,608   $    670,155
Dividends receivable                                      --             --            --             --             --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                          --          7,387            --             --             --
Receivable for share redemptions                          --             --            --             --             --
-----------------------------------------------------------------------------------------------------------------------
Total assets                                       3,457,730     44,259,573       597,814      7,216,608        670,155
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                     2,348         33,342           453          5,766            513
    Contract terminations                                272             --            69             92          2,352
Payable for investments purchased                         --             --            --             --             --
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                      2,620         33,342           522          5,858          2,865
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                 3,455,110     44,226,231       597,281      7,210,739        667,154
Net assets applicable to seed money                       --             --            11             11            136
-----------------------------------------------------------------------------------------------------------------------
Total net assets                                  $3,455,110    $44,226,231      $597,292     $7,210,750       $667,290
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                309,002      3,951,088        55,507        669,444         43,916
(2) Investments, at cost                          $3,252,157    $39,641,917      $569,515     $6,705,360       $528,221
-----------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 18    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF ASSETS AND LIABILITIES




                                                                                           WF ADV VT        WF ADV VT
                                                    THIRD         WANGER        WANGER      CORE EQ,   INDEX ASSET ALLOC,
DEC. 31, 2010 (CONTINUED)                          AVE VAL         INTL          USA          CL 2            CL 2
 ASSETS
Investments, at fair value(1),(2)                $ 3,612,064   $ 5,562,804   $ 5,652,064   $ 754,754        $ 217,328
Dividends receivable                                      --            --            --          --               --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                       1,593         1,009            --          47               --
Receivable for share redemptions                       2,761         4,245         5,888         578              166
-------------------------------------------------------------------------------------------------------------------------
Total assets                                       3,616,418     5,568,058     5,657,952     755,379          217,494
-------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                     2,761         4,245         4,357         578              166
    Contract terminations                                 --            --         1,531          --               --
Payable for investments purchased                      1,593         1,009            --          47               --
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      4,354         5,254         5,888         625              166
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                 3,612,064     5,562,606     5,651,926     754,627          217,328
Net assets applicable to seed money                       --           198           138         127               --
-------------------------------------------------------------------------------------------------------------------------
Total net assets                                  $3,612,064    $5,562,804    $5,652,064    $754,754         $217,328
-------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                244,223       153,839       166,925      38,254           18,543
(2) Investments, at cost                          $4,409,695    $4,489,929    $4,642,286    $617,974         $226,226
-------------------------------------------------------------------------------------------------------------------------


                                                                              WF ADV VT    WF ADV VT        WF ADV VT
                                                                               INTL EQ,       OPP,         SM CAP GRO,
DEC. 31, 2010 (CONTINUED)                                                        CL 2         CL 2            CL 2
 ASSETS
Investments, at fair value(1),(2)                                            $ 1,376,670   $ 247,483        $ 680,562
Dividends receivable                                                                  --          --               --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                                                     150          15               --
Receivable for share redemptions                                                   1,051         188              527
-------------------------------------------------------------------------------------------------------------------------
Total assets                                                                   1,377,871     247,686          681,089
-------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                                                 1,051         189              525
    Contract terminations                                                             --          --                2
Payable for investments purchased                                                    150          15               --
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                  1,201         204              527
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                                             1,376,423     247,342          680,406
Net assets applicable to seed money                                                  247         140              156
-------------------------------------------------------------------------------------------------------------------------
Total net assets                                                              $1,376,670    $247,482         $680,562
-------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                                            239,838      13,436           84,542
(2) Investments, at cost                                                      $1,004,705    $216,783         $586,796
-------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    19

STATEMENTS OF OPERATIONS



                                                    AB VPS         AB VPS         AB VPS        AC VP        AC VP
                                                  GRO & INC,     INTL VAL,     LG CAP GRO,      INTL,        INTL,
YEAR ENDED DEC. 31, 2010                             CL B           CL B           CL B         CL I         CL II
 INVESTMENT INCOME
Dividend income                                     $     --      $ 103,869        $  338      $ 25,291      $ 9,681
Variable account expenses                             10,614         37,505           855         8,737        4,032
--------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      (10,614)        66,364          (517)       16,554        5,649
--------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                              315,751      2,653,593        88,560       385,179       74,101
    Cost of investments sold                         417,922      3,190,984        85,153       387,420       80,428
--------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments    (102,171)      (537,391)        3,407        (2,241)      (6,327)
Distributions from capital gains                          --             --            --            --           --
Net change in unrealized appreciation or
  depreciation of investments                        242,725        287,867           883        79,466       53,778
--------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                       140,554       (249,524)        4,290        77,225       47,451
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  $ 129,940     $ (183,160)      $ 3,773      $ 93,779     $ 53,100
--------------------------------------------------------------------------------------------------------------------


                                                                                 CALVERT       COL VP         CS
                                                  AC VP VAL,     AC VP VAL,       VP SRI       HI INC,     COMMODITY
YEAR ENDED DEC. 31, 2010 (CONTINUED)                 CL I          CL II           BAL          CL 2        RETURN
 INVESTMENT INCOME
Dividend income                                    $  80,884       $ 25,114      $  5,243      $ 31,872     $ 46,299
Variable account expenses                             32,942         10,697         3,532         3,661        6,156
--------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                       47,942         14,417         1,711        28,211       40,143
--------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                              814,933        149,462       141,412       101,451      185,164
    Cost of investments sold                       1,057,215        183,403       153,887        94,697      230,505
--------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments    (242,282)       (33,941)      (12,475)        6,754      (45,341)
Distributions from capital gains                          --             --            --            --           --
Net change in unrealized appreciation or
  depreciation of investments                        615,761        162,382        50,295         7,094      110,174
--------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                       373,479        128,441        37,820        13,848       64,833
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  $ 421,421       $142,858      $ 39,531      $ 42,059     $104,976
--------------------------------------------------------------------------------------------------------------------


                                                      CS           EV VT         FID VIP       FID VIP      FID VIP
                                                    U.S. EQ    FLOATING-RATE   CONTRAFUND,   GRO & INC,   GRO & INC,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                FLEX I          INC         SERV CL 2      SERV CL     SERV CL 2
 INVESTMENT INCOME
Dividend income                                     $    669     $   57,082     $  25,679     $  25,239     $  5,877
Variable account expenses                              3,910         12,407        25,486        37,915       11,077
--------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                       (3,241)        44,675           193       (12,676)      (5,200)
--------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                               72,314      2,932,870     1,864,858       915,727      233,835
    Cost of investments sold                          69,850      2,705,503     1,961,603     1,054,096      273,509
--------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments       2,464        227,367       (96,745)     (138,369)     (39,674)
Distributions from capital gains                          --             --         1,142            --           --
Net change in unrealized appreciation or
  depreciation of investments                         57,031       (128,414)      444,541       694,841      210,653
--------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                        59,495         98,953       348,938       556,472      170,979
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   $ 56,254      $ 143,628     $ 349,131     $ 543,796    $ 165,779
--------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 20    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF OPERATIONS



                                              FID VIP        FID VIP         FID VIP         FID VIP        FTVIPT FRANK
                                             MID CAP,        MID CAP,       OVERSEAS,       OVERSEAS,     GLOBAL REAL EST,
YEAR ENDED DEC. 31, 2010 (CONTINUED)          SERV CL       SERV CL 2        SERV CL        SERV CL 2           CL 2
 INVESTMENT INCOME
Dividend income                              $  19,695      $    4,605       $ 24,053       $  8,686          $  68,425
Variable account expenses                       72,384          34,747         16,521          6,796             21,646
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                (52,689)        (30,142)         7,532          1,890             46,779
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                      2,532,498       1,572,900        330,850        219,851            498,299
    Cost of investments sold                 2,417,719       1,656,862        394,256        254,631            841,926
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                  114,779         (83,962)       (63,406)       (34,780)          (343,627)
Distributions from capital gains                26,721          13,553          3,537          1,440                 --
Net change in unrealized appreciation or
  depreciation of investments                1,828,830         989,459        261,386        121,214            737,331
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments               1,970,330         919,050        201,517         87,874            393,704
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 $1,917,641      $  888,908       $209,049       $ 89,764          $ 440,483
--------------------------------------------------------------------------------------------------------------------------


                                           FTVIPT FRANK   FTVIPT MUTUAL      GS VIT      GS VIT STRUCTD    GS VIT STRUCTD
                                            SM CAP VAL,    SHARES SEC,    MID CAP VAL,     SM CAP EQ,         U.S. EQ,
YEAR ENDED DEC. 31, 2010 (CONTINUED)           CL 2            CL 2           INST            INST              INST
 INVESTMENT INCOME
Dividend income                               $ 15,013        $ 22,910      $  36,851       $  2,705          $  24,745
Variable account expenses                       17,812          12,819         55,207          4,314             15,669
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 (2,799)         10,091        (18,356)        (1,609)             9,076
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                        333,106         192,401      2,773,096        181,134            509,218
    Cost of investments sold                   357,749         214,376      3,208,499        207,401            617,421
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                  (24,643)        (21,975)      (435,403)       (26,267)          (108,203)
Distributions from capital gains                    --              --             --             --                 --
Net change in unrealized appreciation or
  depreciation of investments                  518,459         157,227      1,698,227        156,008            289,215
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                 493,816         135,252      1,262,824        129,741            181,012
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $491,017        $145,343     $1,244,468       $128,132          $ 190,088
--------------------------------------------------------------------------------------------------------------------------


                                              INVESCO        INVESCO         INVESCO         INVESCO           INVESCO
                                           VI CAP APPR,    VI CAP APPR,    VI CAP DEV,     VI CAP DEV,       VI CORE EQ,
YEAR ENDED DEC. 31, 2010 (CONTINUED)           SER I          SER II          SER I          SER II             SER I
 INVESTMENT INCOME
Dividend income                               $  3,218        $  1,824       $     --       $     --         $  109,789
Variable account expenses                        3,777           3,267          3,195          2,216            102,534
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   (559)         (1,443)        (3,195)        (2,216)             7,255
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                         93,368         100,271        187,251         48,155          1,884,250
    Cost of investments sold                   105,960         114,120        210,984         54,406          1,783,499
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                  (12,592)        (13,849)       (23,733)        (6,251)           100,751
Distributions from capital gains                    --              --             --             --                 --
Net change in unrealized appreciation or
  depreciation of investments                   73,284          64,780         83,939         52,206            819,995
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  60,692          50,931         60,206         45,955            920,746
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $ 60,133       $  49,488       $ 57,011       $ 43,739         $  928,001
--------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    21

STATEMENTS OF OPERATIONS


                                              INVESCO        INVESCO          INVESCO          INVESCO     INVESCO VANK
                                              VI DYN,     VI FIN SERV,     VI INTL GRO,       VI TECH,     VI COMSTOCK,
YEAR ENDED DEC. 31, 2010 (CONTINUED)           SER I          SER I           SER II            SER I         SER II
 INVESTMENT INCOME
Dividend income                                 $   --      $    416        $   16,889          $    --      $   3,277
Variable account expenses                          330         4,007            23,420            2,207          8,929
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   (330)       (3,591)           (6,531)          (2,207)        (5,652)
-----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                         24,124       255,467         4,986,154          101,227      2,391,234
    Cost of investments sold                    21,310       251,763         4,850,378           85,286      2,510,110
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                    2,814         3,704           135,776           15,941       (118,876)
Distributions from capital gains                    --            --                --               --             --
Net change in unrealized appreciation or
  depreciation of investments                    5,657        36,680          (412,108)          32,447        148,986
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   8,471        40,384          (276,332)          48,388         30,110
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $ 8,141      $ 36,793        $ (282,863)        $ 46,181      $  24,458
-----------------------------------------------------------------------------------------------------------------------


                                            JANUS ASPEN    JANUS ASPEN      JANUS ASPEN      JANUS ASPEN      MFS INV
                                            ENTERPRISE,   GLOBAL TECH,        JANUS,          OVERSEAS,     GRO STOCK,
YEAR ENDED DEC. 31, 2010 (CONTINUED)            SERV          SERV             SERV             SERV          SERV CL
 INVESTMENT INCOME
Dividend income                               $     --      $     --        $    1,801        $  30,034     $   24,876
Variable account expenses                        4,143         9,822            21,862           49,998         37,186
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 (4,143)       (9,822)          (20,061)         (19,964)       (12,310)
-----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                         71,142       238,059         5,844,977        1,566,268      7,234,762
    Cost of investments sold                    63,909       211,265         5,923,945        1,323,517      6,265,128
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                    7,233        26,794           (78,968)         242,751        969,634
Distributions from capital gains                    --            --                --               --             --
Net change in unrealized appreciation or
  depreciation of investments                  102,133       218,187            21,879          947,182       (935,994)
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                 109,366       244,981           (57,089)       1,189,933         33,640
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $105,223      $235,159        $  (77,150)      $1,169,969     $   21,330
-----------------------------------------------------------------------------------------------------------------------


                                                MFS            MFS            MS UIF           MS UIF      OPPEN GLOBAL
                                              NEW DIS,     UTILITIES,    GLOBAL REAL EST,   MID CAP GRO,      SEC VA,
YEAR ENDED DEC. 31, 2010 (CONTINUED)          SERV CL        SERV CL           CL II            CL II          SERV
 INVESTMENT INCOME
Dividend income                               $     --      $ 33,128         $  18,179          $    --        $ 4,088
Variable account expenses                       11,960         9,807             4,701            1,559          3,911
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                (11,960)       23,321            13,478           (1,559)           177
-----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                        144,289       179,987         1,043,204           40,214         31,334
    Cost of investments sold                   129,752       191,870         1,052,408           38,622         31,189
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                   14,537       (11,883)           (9,204)           1,592            145
Distributions from capital gains                    --            --                --               --             --
Net change in unrealized appreciation or
  depreciation of investments                  420,283       119,380            19,973           50,958         65,673
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                 434,820       107,497            10,769           52,550         65,818
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $422,860      $130,818         $  24,247          $50,991        $65,995
-----------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 22    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF OPERATIONS



                                             OPPEN GLOBAL      OPPEN MAIN ST        PIMCO       PUT VT GLOBAL      PUT VT
                                          STRATEGIC INC VA,   SM MID CAP VA,   VIT ALL ASSET,     HLTH CARE,      HI YIELD,
YEAR ENDED DEC. 31, 2010 (CONTINUED)             SRV               SERV          ADVISOR CL         CL IB           CL IB
 INVESTMENT INCOME
Dividend income                               $  711,080           $ 1,021       $  202,028        $  3,895         $ 63,599
Variable account expenses                         45,178             2,064           30,598           1,774            7,244
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  665,902            (1,043)         171,430           2,121           56,355
----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                        6,402,498            95,168        4,392,794          50,233          210,409
    Cost of investments sold                   6,546,788            85,098        4,398,944          49,208          217,528
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                   (144,290)           10,070           (6,150)          1,025           (7,119)
Distributions from capital gains                      --                --               --              --               --
Net change in unrealized appreciation or
  depreciation of investments                     33,435            42,449          207,782          (1,523)          47,631
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  (110,855)           52,519          201,632            (498)          40,512
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $  555,047           $51,476       $  373,062        $  1,623         $ 96,867
----------------------------------------------------------------------------------------------------------------------------


                                                PUT VT            PUT VT           PUT VT           ROYCE           DISC
                                               INTL EQ,       MULTI-CAP GRO,   MULTI-CAP GRO,     MICRO-CAP,    ASSET ALLOC,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)          CL IB              CL IA          CL IB(1)        INVEST CL         AGGR
 INVESTMENT INCOME
Dividend income                                  $ 5,051         $  41,096          $    --        $ 69,437        $      --
Variable account expenses                          1,238            62,666              790          34,104            3,289
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    3,813           (21,570)            (790)         35,333           (3,289)
----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                           49,829         1,167,194           10,961         726,447          369,535
    Cost of investments sold                      57,165         1,501,274           10,695         706,947          367,306
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     (7,336)         (334,080)             266          19,500            2,229
Distributions from capital gains                      --                --               --              --               --
Net change in unrealized appreciation or
  depreciation of investments                     13,701         1,576,680           40,000         923,072           44,268
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     6,365         1,242,600           40,266         942,572           46,497
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      $10,178        $1,221,030          $39,476        $977,905        $  43,208
----------------------------------------------------------------------------------------------------------------------------


(1) For the period Sept. 24, 2010 (commencement of operations) to Dec. 31, 2010.


                                                 DISC              DISC             DISC             DISC          COL VP
                                             ASSET ALLOC,      ASSET ALLOC,     ASSET ALLOC,     ASSET ALLOC,       BAL,
YEAR ENDED DEC. 31, 2010 (CONTINUED)           CONSERV              MOD           MOD AGGR       MOD CONSERV        CL 3
 INVESTMENT INCOME
Dividend income                                 $     --          $     --         $     --         $    --       $       --
Variable account expenses                          2,195             5,930            2,437           1,686          129,596
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   (2,195)           (5,930)          (2,437)         (1,686)        (129,596)
----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                          280,229           646,471          340,728         193,979       19,103,522
    Cost of investments sold                     267,845           642,514          329,340         190,559       19,407,846
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     12,384             3,957           11,388           3,420         (304,324)
Distributions from capital gains                      --                --               --              --               --
Net change in unrealized appreciation or
  depreciation of investments                     13,480            64,590           20,434          14,516        1,992,309
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    25,864            68,547           31,822          17,936        1,687,985
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $ 23,669          $ 62,617         $ 29,385       $  16,250      $ 1,558,389
----------------------------------------------------------------------------------------------------------------------------






See accompanying notes to financial statements.


                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    23

STATEMENTS OF OPERATIONS



                                                  COL VP              COL VP          COL VP         COL VP          COL VP
                                                CASH MGMT,          DIV BOND,      DIV EQ INC,      DYN EQ,       GLOBAL BOND,
YEAR ENDED DEC. 31, 2010 (CONTINUED)               CL 3                CL 3            CL 3           CL 3            CL 3
 INVESTMENT INCOME
Dividend income                                 $      530          $  640,724      $       --     $       --      $  168,250
Variable account expenses                           47,886             144,139         137,259        174,827          38,573
------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    (47,356)            496,585        (137,259)      (174,827)        129,677
------------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                          9,007,742          38,508,934      31,782,579     26,778,899      10,770,357
    Cost of investments sold                     9,006,523          37,541,784      33,043,680     27,352,197      10,694,867
------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                        1,219             967,150      (1,261,101)      (573,298)         75,490
Distributions from capital gains                        --                  --              --             --              --
Net change in unrealized appreciation or
  depreciation of investments                       (1,219)           (240,134)      3,200,987      3,713,321        (106,089)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                          --             727,016       1,939,886      3,140,023         (30,599)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $   (47,356)        $ 1,223,601     $ 1,802,627    $ 2,965,196      $   99,078
------------------------------------------------------------------------------------------------------------------------------


                                              COL VP GLOBAL         COL VP HI         COL VP       COL VP MID      COL VP MID
                                           INFLATION PROT SEC,     YIELD BOND,       INC OPP,     CAP GRO OPP,    CAP VAL OPP,
YEAR ENDED DEC. 31, 2010 (CONTINUED)               CL 3                CL 3            CL 3           CL 3            CL 3
 INVESTMENT INCOME
Dividend income                                 $   23,535          $  336,739      $   68,292     $       --         $    --
Variable account expenses                           27,456              33,275          19,932          6,092           2,520
------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     (3,921)            303,464          48,360         (6,092)         (2,520)
------------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                         13,663,572           4,394,924       9,619,197      1,029,097         420,338
    Cost of investments sold                    13,717,503           4,345,545       8,994,159        994,107         424,964
------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      (53,931)             49,379         625,038         34,990          (4,626)
Distributions from capital gains                     1,880                  --              --             --              --
Net change in unrealized appreciation or
  depreciation of investments                      187,414              93,525        (486,330)       110,958          60,590
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     135,363             142,904         138,708        145,948          55,964
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $  131,442          $  446,368      $  187,068     $  139,856        $ 53,444
------------------------------------------------------------------------------------------------------------------------------


                                                  COL VP              COL VP          COL VP     COL VP SELECT   COL VP SELECT
                                                 S&P 500,        SHORT DURATION,   LG CAP GRO,    LG CAP VAL,     SM CAP VAL,
YEAR ENDED DEC. 31, 2010 (CONTINUED)               CL 3                CL 3            CL 3           CL 3            CL 3
 INVESTMENT INCOME
Dividend income                                  $      --           $  33,000       $      --        $    --       $      --
Variable account expenses                           39,652              33,166          13,784            322           7,614
------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    (39,652)               (166)        (13,784)          (322)         (7,614)
------------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                          5,334,863           6,090,549       1,888,264         51,569       1,162,712
    Cost of investments sold                     5,346,260           6,068,722       1,898,128         45,180       1,187,964
------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      (11,397)             21,827          (9,864)         6,389         (25,252)
Distributions from capital gains                        --                  --              --             --              --
Net change in unrealized appreciation or
  depreciation of investments                      625,378              56,215         259,560          2,571         235,275
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     613,981              78,042         249,696          8,960         210,023
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      $ 574,329           $  77,876      $  235,912        $ 8,638       $ 202,409
------------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 24    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF OPERATIONS


                                                 COL VP EMER      COL VP
                                                  MKTS OPP,     INTL OPP,      VP AGGR,      VP AGGR,    VP CONSERV,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)               CL 3          CL 3         CL 2(1)       CL 4(1)      CL 2(1)
 INVESTMENT INCOME
Dividend income                                   $  60,982     $  112,242     $     --      $      --       $    --
Variable account expenses                            35,534         70,828        4,304         78,827           495
--------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      25,448         41,414       (4,304)       (78,827)         (495)
--------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                           7,511,897      8,152,043       74,837      1,040,694        36,272
    Cost of investments sold                      7,433,364      7,950,786       72,165        993,281        35,117
--------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                        78,533        201,257        2,672         47,413         1,155
Distributions from capital gains                         --             --           --             --            --
Net change in unrealized appreciation or
  depreciation of investments                       307,060        718,799      137,948      1,780,470         3,820
--------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      385,593        920,056      140,620      1,827,883         4,975
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                 $ 411,041     $  961,470     $136,316     $1,749,056       $ 4,480
--------------------------------------------------------------------------------------------------------------------


(1) For the period May 7, 2010 (commencement of operations) to Dec. 31, 2010.


                                                                 VP DAVIS        VP GS
                                                 VP CONSERV,   NY VENTURE,   MID CAP VAL,     VP MOD,      VP MOD,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)             CL 4(1)         CL 3          CL 3         CL 2(1)      CL 4(1)
 INVESTMENT INCOME
Dividend income                                   $      --     $       --     $     --       $     --     $      --
Variable account expenses                            12,324         23,402          868         10,574       211,782
--------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     (12,324)       (23,402)        (868)       (10,574)     (211,782)
--------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                           1,124,832     13,272,390      107,621        256,592     3,489,761
    Cost of investments sold                      1,082,825     12,903,940      101,653        248,258     3,429,098
--------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                        42,007        368,450        5,968          8,334        60,663
Distributions from capital gains                         --             --           --             --            --
Net change in unrealized appreciation or
  depreciation of investments                        88,056       (437,660)      18,170        231,853     3,448,048
--------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      130,063        (69,210)      24,138        240,187     3,508,711
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                 $ 117,739    $   (92,612)    $ 23,270       $229,613    $3,296,929
--------------------------------------------------------------------------------------------------------------------


(1) For the period May 7, 2010 (commencement of operations) to Dec. 31, 2010.


                                                    VP MOD        VP MOD        VP MOD        VP MOD       VP PTNRS
                                                    AGGR,         AGGR,        CONSERV,      CONSERV,    SM CAP VAL,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)             CL 2(1)       CL 4(1)        CL 2(1)       CL 4(1)        CL 3
 INVESTMENT INCOME
Dividend income                                    $     --      $      --      $    --      $      --     $      --
Variable account expenses                             7,595        232,622        1,811         44,076        18,963
--------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      (7,595)      (232,622)      (1,811)       (44,076)      (18,963)
--------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                             944,866      1,747,462       35,288      2,123,281     9,155,044
    Cost of investments sold                        904,688      1,708,434       34,479      2,030,616     8,761,325
--------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                        40,178         39,028          809         92,665       393,719
Distributions from capital gains                         --             --           --             --            --
Net change in unrealized appreciation or
  depreciation of investments                       205,573      4,610,269       28,299        511,248       (22,137)
--------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      245,751      4,649,297       29,108        603,913       371,582
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  $238,156     $4,416,675      $27,297      $ 559,837     $ 352,619
--------------------------------------------------------------------------------------------------------------------


(1) For the period May 7, 2010 (commencement of operations) to Dec. 31, 2010.




See accompanying notes to financial statements.


                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    25

STATEMENTS OF OPERATIONS



                                                                                       WF ADV VT        WF ADV VT
                                                   THIRD       WANGER       WANGER      CORE EQ,   INDEX  ASSET ALLOC,
YEAR ENDED DEC. 31, 2010 (CONTINUED)              AVE VAL       INTL          USA         CL 2             CL 2
 INVESTMENT INCOME
Dividend income                                  $ 133,677    $ 123,236    $      --    $  2,774          $ 3,675
Variable account expenses                           30,958       51,196       52,359       5,634            1,871
----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    102,719       72,040      (52,359)     (2,860)           1,804
----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                            841,445    3,035,765    2,693,279      68,853           57,452
    Cost of investments sold                     1,154,474    2,981,161    2,629,630      60,876           65,585
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     (313,029)      54,604       63,649       7,977           (8,133)
Distributions from capital gains                        --           --           --          --               --
Net change in unrealized appreciation or
  depreciation of investments                      623,254      886,591    1,092,624      94,680           30,805
----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     310,225      941,195    1,156,273     102,657           22,672
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                $ 412,944   $1,013,235   $1,103,914    $ 99,797          $24,476
----------------------------------------------------------------------------------------------------------------------


                                                                           WF ADV VT   WF ADV VT        WF ADV VT
                                                                           INTL EQ,       OPP,         SM CAP GRO,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                                         CL 2         CL 2             CL 2
 INVESTMENT INCOME
Dividend income                                                             $ 10,053     $ 1,608         $     --
Variable account expenses                                                     12,012       1,866            5,630
----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                               (1,959)       (258)          (5,630)
----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                                      359,091      48,060          160,256
    Cost of investments sold                                                 290,515      48,165          162,287
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                                                 68,576        (105)          (2,031)
Distributions from capital gains                                              47,331          --               --
Net change in unrealized appreciation or
  depreciation of investments                                                 80,307      44,934          148,125
----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                               196,214      44,829          146,094
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                           $194,255     $44,571         $140,464
----------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 26    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS




                                                        AB VPS        AB VPS        AB VPS        AC VP       AC VP
                                                      GRO & INC,    INTL VAL,    LG CAP GRO,      INTL,       INTL,
YEAR ENDED DEC. 31, 2010                                 CL B          CL B          CL B         CL I        CL II
 OPERATIONS
Investment income (loss) -- net                       $  (10,614)  $    66,364     $   (517)   $   16,554   $  5,649
Net realized gain (loss) on sales of investments        (102,171)     (537,391)       3,407        (2,241)    (6,327)
Distributions from capital gains                              --            --           --            --         --
Net change in unrealized appreciation or
  depreciation of investments                            242,725       287,867          883        79,466     53,778
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                             129,940      (183,160)       3,773        93,779     53,100
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               143,180       625,774        9,837        65,709     80,082
Net transfers(1)                                        (230,746)   (2,404,054)     (39,275)     (100,129)   (50,375)
Transfers for policy loans                                (8,919)      (31,396)      (5,956)      (21,382)       166
Policy charges                                           (48,562)     (176,952)      (4,183)      (37,751)   (20,872)
Contract terminations:
    Surrender benefits                                   (25,840)     (196,613)      (4,139)     (194,179)   (16,113)
    Death benefits                                            --            --           --            --         --
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          (170,887)   (2,183,241)     (43,716)     (287,732)    (7,112)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        1,210,339     5,929,336      122,889     1,155,761    453,329
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $1,169,392   $ 3,562,935     $ 82,946    $  961,808   $499,317
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 1,121,047     4,117,206      142,378     1,253,521    298,909
Contract purchase payments                               131,111       451,518       11,597        71,108     52,888
Net transfers(1)                                        (207,916)   (1,882,525)     (48,672)     (112,256)   (34,448)
Transfers for policy loans                                (7,598)      (21,095)      (6,827)      (23,515)       145
Policy charges                                           (44,348)     (128,014)      (4,937)      (41,351)   (13,795)
Contract terminations:
    Surrender benefits                                   (23,408)     (143,644)      (5,297)     (221,744)   (10,073)
    Death benefits                                            --            --           --            --         --
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         968,888     2,393,446       88,242       925,763    293,626
--------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.



See accompanying notes to financial statements.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    27

STATEMENTS OF CHANGES IN NET ASSETS




                                                                                 CALVERT    COL VP        CS
                                                      AC VP VAL,   AC VP VAL,    VP SRI     HI INC,   COMMODITY
YEAR ENDED DEC. 31, 2010 (CONTINUED)                     CL I         CL II        BAL       CL 2       RETURN
 OPERATIONS
Investment income (loss) -- net                       $   47,942   $   14,417   $  1,711   $ 28,211    $ 40,143
Net realized gain (loss) on sales of investments        (242,282)     (33,941)   (12,475)     6,754     (45,341)
Distributions from capital gains                              --           --         --         --          --
Net change in unrealized appreciation or
  depreciation of investments                            615,761      162,382     50,295      7,094     110,174
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                             421,421      142,858     39,531     42,059     104,976
---------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               302,361      184,422     43,937     39,420      57,543
Net transfers(1)                                        (311,296)      10,177    (31,693)   (50,618)     22,780
Transfers for policy loans                                18,146       (3,622)     3,416     (3,345)    (16,654)
Policy charges                                          (156,078)     (48,170)   (25,760)   (15,909)    (24,281)
Contract terminations:
    Surrender benefits                                  (366,421)     (53,638)   (30,667)    (7,263)    (38,053)
    Death benefits                                            --           --         --         --          --
---------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          (513,288)      89,169    (40,767)   (37,715)      1,335
---------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        3,924,474    1,117,689    384,347    407,205     673,786
---------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $3,832,607   $1,349,716   $383,111   $411,549    $780,097
---------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 2,628,411      880,531    417,580    354,607     771,352
Contract purchase payments                               198,025      142,648     45,762     32,759      67,911
Net transfers(1)                                        (210,801)       8,310    (43,670)   (42,345)     25,255
Transfers for policy loans                                11,061       (2,508)     3,606     (2,652)    (18,968)
Policy charges                                          (102,416)     (37,227)   (26,980)   (13,162)    (28,526)
Contract terminations:
    Surrender benefits                                  (240,401)     (42,562)   (32,362)    (6,053)    (44,894)
    Death benefits                                            --           --         --         --          --
---------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       2,283,879      949,192    363,936    323,154     772,130
---------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.



See accompanying notes to financial statements.



 28    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS




                                                       CS          EV VT         FID VIP       FID VIP      FID VIP
                                                     U.S. EQ   FLOATING-RATE   CONTRAFUND,   GRO & INC,   GRO & INC,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                 FLEX I         INC         SERV CL 2      SERV CL     SERV CL 2
 OPERATIONS
Investment income (loss) -- net                     $ (3,241)   $    44,675    $       193   $  (12,676)  $   (5,200)
Net realized gain (loss) on sales of investments       2,464        227,367        (96,745)    (138,369)     (39,674)
Distributions from capital gains                          --             --          1,142           --           --
Net change in unrealized appreciation or
  depreciation of investments                         57,031       (128,414)       444,541      694,841      210,653
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     56,254        143,628        349,131      543,796      165,779
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            42,084        197,051        322,044      387,536      204,856
Net transfers(1)                                     (19,969)    (2,423,978)    (1,339,342)    (507,273)    (122,974)
Transfers for policy loans                            (8,064)        (9,574)        (7,730)     (34,338)     (35,554)
Policy charges                                       (21,405)       (56,535)      (109,412)    (200,970)     (48,286)
Contract terminations:
    Surrender benefits                               (21,725)       (66,820)      (148,764)    (339,349)     (52,596)
    Death benefits                                        --             --             --           --           --
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (29,079)    (2,359,856)    (1,283,204)    (694,394)     (54,554)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      443,987      2,740,100      3,622,823    4,562,130    1,246,112
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $471,162    $   523,872    $ 2,688,750   $4,411,532   $1,357,337
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               841,788      2,700,508      4,391,989    5,007,793    1,163,982
Contract purchase payments                            78,025        188,328        380,182      418,496      187,284
Net transfers(1)                                     (39,020)    (2,287,519)    (1,645,757)    (547,068)    (109,603)
Transfers for policy loans                           (13,553)        (8,740)        (8,250)     (37,290)     (31,558)
Policy charges                                       (39,948)       (54,013)      (129,241)    (217,123)     (44,421)
Contract terminations:
    Surrender benefits                               (41,446)       (63,324)      (176,522)    (364,508)     (48,817)
    Death benefits                                        --             --             --           --           --
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     785,846        475,240      2,812,401    4,260,300    1,116,867
--------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.



See accompanying notes to financial statements.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    29

STATEMENTS OF CHANGES IN NET ASSETS




                                                     FID VIP       FID VIP       FID VIP     FID VIP      FTVIPT FRANK
                                                     MID CAP,      MID CAP,     OVERSEAS,   OVERSEAS,   GLOBAL REAL EST,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                 SERV CL      SERV CL 2      SERV CL    SERV CL 2         CL 2
 OPERATIONS
Investment income (loss) -- net                    $   (52,689)  $   (30,142)  $    7,532   $   1,890      $   46,779
Net realized gain (loss) on sales of investments       114,779       (83,962)     (63,406)    (34,780)       (343,627)
Distributions from capital gains                        26,721        13,553        3,537       1,440              --
Net change in unrealized appreciation or
  depreciation of investments                        1,828,830       989,459      261,386     121,214         737,331
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    1,917,641       888,908      209,049      89,764         440,483
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             518,939       546,560      151,853     143,324         314,925
Net transfers(1)                                    (1,526,068)   (1,011,742)    (128,205)   (112,666)       (217,567)
Transfers for policy loans                             (99,866)      (37,218)      (3,800)    (20,339)        (32,016)
Policy charges                                        (326,133)     (152,753)     (69,290)    (24,220)       (110,466)
Contract terminations:
    Surrender benefits                                (787,748)     (139,795)    (137,556)    (42,227)       (186,161)
    Death benefits                                          --            --           --          --              --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (2,220,876)     (794,948)    (186,998)    (56,128)       (231,285)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      8,612,628     4,121,416    1,967,931     781,516       2,378,897
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $ 8,309,393   $ 4,215,376   $1,989,982   $ 815,152      $2,588,095
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               4,605,431     2,283,945    1,860,021     519,183       1,629,517
Contract purchase payments                             254,250       279,219      145,802      96,399         203,298
Net transfers(1)                                      (775,053)     (562,353)    (124,015)    (72,085)       (141,939)
Transfers for policy loans                             (47,903)      (18,712)      (3,621)    (13,754)        (20,612)
Policy charges                                        (159,676)      (77,776)     (66,408)    (16,369)        (71,312)
Contract terminations:
    Surrender benefits                                (392,319)      (70,908)    (133,129)    (29,071)       (119,830)
    Death benefits                                          --            --           --          --              --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     3,484,730     1,833,415    1,678,650     484,303       1,479,122
------------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.



See accompanying notes to financial statements.



 30    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS




                                            FTVIPT FRANK   FTVIPT MUTUAL      GS VIT      GS VIT STRUCTD   GS VIT STRUCTD
                                             SM CAP VAL,    SHARES SEC,    MID CAP VAL,     SM CAP EQ,        U.S. EQ,
YEAR ENDED DEC. 31, 2010 (CONTINUED)            CL 2            CL 2           INST            INST             INST
 OPERATIONS
Investment income (loss) -- net              $   (2,799)     $   10,091     $   (18,356)     $ (1,609)       $    9,076
Net realized gain (loss) on sales of
  investments                                   (24,643)        (21,975)       (435,403)      (26,267)         (108,203)
Distributions from capital gains                     --              --              --            --                --
Net change in unrealized appreciation or
  depreciation of investments                   518,459         157,227       1,698,227       156,008           289,215
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     491,017         145,343       1,244,468       128,132           190,088
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                      193,594         187,666         626,350        32,332           191,454
Net transfers(1)                               (129,640)         33,521      (2,333,810)      (44,956)         (223,101)
Transfers for policy loans                       18,107         (14,554)        (14,675)       (7,589)           (9,580)
Policy charges                                  (81,701)        (49,411)       (233,421)      (14,616)          (77,710)
Contract terminations:
    Surrender benefits                          (91,400)        (65,190)       (438,278)      (24,770)         (199,219)
    Death benefits                                   --              --              --            --                --
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  (91,040)         92,032      (2,393,834)      (59,599)         (318,156)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year               1,877,536       1,349,841       7,106,999       472,382         1,896,216
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $2,277,513      $1,587,216     $ 5,957,633      $540,915        $1,768,148
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year        1,039,047       1,055,895       3,665,483       409,279         2,340,532
Contract purchase payments                       99,536         143,670         303,064        25,829           231,543
Net transfers(1)                                (65,081)         25,908      (1,156,753)      (34,903)         (275,611)
Transfers for policy loans                        8,140         (10,591)         (7,450)       (5,526)          (11,469)
Policy charges                                  (42,064)        (37,704)       (112,777)      (11,651)          (94,812)
Contract terminations:
    Surrender benefits                          (47,711)        (50,485)       (210,906)      (19,722)         (243,081)
    Death benefits                                   --              --              --            --                --
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                991,867       1,126,693       2,480,661       363,306         1,947,102
-------------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.



See accompanying notes to financial statements.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    31

STATEMENTS OF CHANGES IN NET ASSETS




                                                    INVESCO        INVESCO       INVESCO       INVESCO       INVESCO
                                                 VI CAP APPR,   VI CAP APPR,   VI CAP DEV,   VI CAP DEV,   VI CORE EQ,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                 SER I         SER II         SER I         SER II        SER I
 OPERATIONS
Investment income (loss) -- net                    $   (559)      $ (1,443)     $  (3,195)     $ (2,216)   $     7,255
Net realized gain (loss) on sales of
  investments                                       (12,592)       (13,849)       (23,733)       (6,251)       100,751
Distributions from capital gains                         --             --             --            --             --
Net change in unrealized appreciation or
  depreciation of investments                        73,284         64,780         83,939        52,206        819,995
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    60,133         49,488         57,011        43,739        928,001
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           32,924         81,554         26,061        36,349        877,602
Net transfers(1)                                     (4,163)       (74,024)       (45,033)       (2,981)      (649,856)
Transfers for policy loans                           (3,223)          (714)           540          (721)       (77,541)
Policy charges                                      (19,886)       (14,260)       (14,542)       (7,053)      (644,329)
Contract terminations:
    Surrender benefits                              (19,810)        (8,731)       (67,729)       (5,009)      (997,068)
    Death benefits                                       --             --             --            --             --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (14,158)       (16,175)      (100,703)       20,585     (1,491,192)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     425,656        380,823        412,707       231,684     12,272,261
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $471,631       $414,136      $ 369,015      $296,008    $11,709,070
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              714,711        378,354        368,659       175,723      7,109,892
Contract purchase payments                           53,944         79,939         22,377        26,978        506,010
Net transfers(1)                                    (20,090)       (75,091)       (44,168)       (2,066)      (375,540)
Transfers for policy loans                           (4,958)          (667)           862          (348)       (44,891)
Policy charges                                      (32,794)       (13,997)       (12,563)       (5,197)      (372,185)
Contract terminations:
    Surrender benefits                              (32,493)        (8,163)       (59,224)       (3,834)      (572,646)
    Death benefits                                       --             --             --            --             --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    678,320        360,375        275,943       191,256      6,250,640
----------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.



See accompanying notes to financial statements.



 32    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS




                                                      INVESCO      INVESCO        INVESCO      INVESCO   INVESCO VANK
                                                      VI DYN,   VI FIN SERV,   VI INTL GRO,   VI TECH,   VI COMSTOCK,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                   SER I        SER I         SER II        SER I       SER II
 OPERATIONS
Investment income (loss) -- net                      $   (330)    $  (3,591)    $    (6,531)  $ (2,207)   $    (5,652)
Net realized gain (loss) on sales of investments        2,814         3,704         135,776     15,941       (118,876)
Distributions from capital gains                           --            --              --         --             --
Net change in unrealized appreciation or
  depreciation of investments                           5,657        36,680        (412,108)    32,447        148,986
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       8,141        36,793        (282,863)    46,181         24,458
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              5,485        35,698         371,907     23,461        147,049
Net transfers(1)                                      (21,563)     (123,608)     (4,569,090)   (22,640)    (2,193,491)
Transfers for policy loans                               (577)        2,369          (3,747)    (4,224)          (968)
Policy charges                                         (2,015)      (21,258)        (97,432)   (13,207)       (37,774)
Contract terminations:
    Surrender benefits                                    (86)      (30,948)       (128,172)    (5,568)       (46,845)
    Death benefits                                         --            --              --         --             --
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (18,756)     (137,747)     (4,426,534)   (22,178)    (2,132,029)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        49,757       499,883       5,674,094    226,770      2,351,167
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $ 39,142     $ 398,929     $   964,697   $250,773    $   243,596
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 37,882       879,466       6,941,525    183,088      3,178,323
Contract purchase payments                              3,955        61,147         456,190     18,738        193,534
Net transfers(1)                                      (15,588)     (212,590)     (6,062,046)   (15,627)    (2,972,634)
Transfers for policy loans                               (445)        3,954          (3,816)    (3,112)        (1,203)
Policy charges                                         (1,455)      (36,376)       (119,546)   (10,452)       (49,579)
Contract terminations:
    Surrender benefits                                    (65)      (53,662)       (157,010)    (4,225)       (61,530)
    Death benefits                                         --            --              --         --             --
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       24,284       641,939       1,055,297    168,410        286,911
---------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.



See accompanying notes to financial statements.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    33

STATEMENTS OF CHANGES IN NET ASSETS




                                               JANUS ASPEN    JANUS ASPEN   JANUS ASPEN   JANUS ASPEN     MFS INV
                                               ENTERPRISE,   GLOBAL TECH,      JANUS,      OVERSEAS,     GRO STOCK,
YEAR ENDED DEC. 31, 2010 (CONTINUED)               SERV          SERV           SERV          SERV        SERV CL
 OPERATIONS
Investment income (loss) -- net                  $ (4,143)    $   (9,822)   $   (20,061)   $  (19,964)  $   (12,310)
Net realized gain (loss) on sales of
  investments                                       7,233         26,794        (78,968)      242,751       969,634
Distributions from capital gains                       --             --             --            --            --
Net change in unrealized appreciation or
  depreciation of investments                     102,133        218,187         21,879       947,182      (935,994)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       105,223        235,159        (77,150)    1,169,969        21,330
-------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         35,974         99,475        363,991       376,442       537,757
Net transfers(1)                                  (39,572)       (15,348)    (5,392,520)     (765,318)   (6,767,859)
Transfers for policy loans                         (9,118)       (11,958)           315           999         4,480
Policy charges                                    (15,919)       (49,462)       (98,654)     (171,612)     (150,260)
Contract terminations:
    Surrender benefits                             (9,987)       (90,817)      (129,525)     (393,457)     (200,871)
    Death benefits                                     --             --             --            --            --
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                    (38,622)       (68,110)    (5,256,393)     (952,946)   (6,576,753)
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   462,001      1,102,264      5,851,322     5,741,336     8,466,204
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $528,602     $1,269,313    $   517,779    $5,958,359   $ 1,910,781
-------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            664,593      2,011,152      7,008,793     3,449,260    12,188,123
Contract purchase payments                         49,050        171,985        431,527       209,617       768,005
Net transfers(1)                                  (55,860)       (32,557)    (6,622,994)     (457,381)   (9,986,375)
Transfers for policy loans                        (12,944)       (19,257)           704            75         6,099
Policy charges                                    (21,675)       (85,848)      (116,832)      (95,502)     (214,785)
Contract terminations:
    Surrender benefits                            (13,400)      (166,772)      (153,592)     (218,266)     (286,295)
    Death benefits                                     --             --             --            --            --
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  609,764      1,878,703        547,606     2,887,803     2,474,772
-------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.



See accompanying notes to financial statements.



 34    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS




                                                    MFS          MFS           MS UIF           MS UIF      OPPEN GLOBAL
                                                 NEW DIS,    UTILITIES,   GLOBAL REAL EST,   MID CAP GRO,      SEC VA,
YEAR ENDED DEC. 31, 2010 (CONTINUED)              SERV CL      SERV CL          CL II            CL II          SERV
 OPERATIONS
Investment income (loss) -- net                 $  (11,960)  $   23,321      $    13,478       $ (1,559)      $    177
Net realized gain (loss) on sales of
  investments                                       14,537      (11,883)          (9,204)         1,592            145
Distributions from capital gains                        --           --               --             --             --
Net change in unrealized appreciation or
  depreciation of investments                      420,283      119,380           19,973         50,958         65,673
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        422,860      130,818           24,247         50,991         65,995
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         103,850      116,121           75,983         17,395         42,718
Net transfers(1)                                   120,991      (27,604)        (937,544)        59,712        198,871
Transfers for policy loans                          (6,631)       4,224              487         (4,504)          (519)
Policy charges                                     (46,738)     (50,974)         (19,914)        (8,166)        (8,869)
Contract terminations:
    Surrender benefits                             (37,180)     (59,118)         (29,225)        (5,914)       (16,288)
    Death benefits                                      --           --               --             --             --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     134,292      (17,351)        (910,213)        58,523        215,913
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  1,153,346    1,094,641        1,089,849        136,068        308,303
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $1,710,498   $1,208,108      $   203,883       $245,582       $590,211
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           1,169,054      483,851        1,622,408        152,466        336,710
Contract purchase payments                          96,553       50,757          110,235         17,271         45,506
Net transfers(1)                                   103,780      (13,511)      (1,413,294)        58,471        206,481
Transfers for policy loans                          (5,720)       1,815              720         (4,555)          (643)
Policy charges                                     (43,024)     (22,325)         (28,819)        (8,187)        (9,410)
Contract terminations:
    Surrender benefits                             (34,403)     (25,888)         (41,034)        (5,563)       (16,420)
    Death benefits                                      --           --               --             --             --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 1,286,240      474,699          250,216        209,903        562,224
------------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.



See accompanying notes to financial statements.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    35

STATEMENTS OF CHANGES IN NET ASSETS




                                               OPPEN GLOBAL      OPPEN MAIN ST        PIMCO       PUT VT GLOBAL     PUT VT
                                            STRATEGIC INC VA,   SM MID CAP VA,   VIT ALL ASSET,     HLTH CARE,    HI YIELD,
YEAR ENDED DEC. 31, 2010 (CONTINUED)               SRV               SERV          ADVISOR CL         CL IB         CL IB
 OPERATIONS
Investment income (loss) -- net                $   665,902         $ (1,043)       $   171,430       $  2,121     $  56,355
Net realized gain (loss) on sales of
  investments                                     (144,290)          10,070             (6,150)         1,025        (7,119)
Distributions from capital gains                        --               --                 --             --            --
Net change in unrealized appreciation or
  depreciation of investments                       33,435           42,449            207,782         (1,523)       47,631
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        555,047           51,476            373,062          1,623        96,867
---------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         533,012           51,653            346,616         28,053        42,513
Net transfers(1)                                (5,497,064)         (48,460)        (3,075,756)       (16,949)     (135,547)
Transfers for policy loans                         (44,418)          (2,160)            25,234            470           860
Policy charges                                    (190,883)          (8,430)          (131,777)       (12,670)      (30,101)
Contract terminations:
    Surrender benefits                            (201,065)         (12,240)          (143,543)        (9,989)      (64,281)
    Death benefits                                      --               --                 --             --            --
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  (5,400,418)         (19,637)        (2,979,226)       (11,085)     (186,556)
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  7,975,894          241,580          5,193,264        206,672       844,783
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $ 3,130,523         $273,419        $ 2,587,100       $197,210     $ 755,094
---------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           7,084,549          296,218          4,921,486        155,586       499,285
Contract purchase payments                         454,633           59,558            316,316         21,234        23,886
Net transfers(1)                                (4,726,982)         (55,005)        (2,822,705)       (13,125)      (75,069)
Transfers for policy loans                         (36,631)          (2,361)            21,909            358           482
Policy charges                                    (161,935)          (9,709)          (119,305)        (9,693)      (16,897)
Contract terminations:
    Surrender benefits                            (169,062)         (13,807)          (129,210)        (8,166)      (36,840)
    Death benefits                                      --               --                 --             --            --
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 2,444,572          274,894          2,188,491        146,194       394,847
---------------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.



See accompanying notes to financial statements.



 36    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS




                                                 PUT VT        PUT VT           PUT VT          ROYCE         DISC
                                                INTL EQ,   MULTI-CAP GRO,   MULTI-CAP GRO,   MICRO-CAP,   ASSET ALLOC,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)            CL IB         CL IA          CL IB(2)       INVEST CL       AGGR
 OPERATIONS
Investment income (loss) -- net                 $  3,813     $  (21,570)       $   (790)     $   35,333     $ (3,289)
Net realized gain (loss) on sales of
  investments                                     (7,336)      (334,080)            266          19,500        2,229
Distributions from capital gains                      --             --              --              --           --
Net change in unrealized appreciation or
  depreciation of investments                     13,701      1,576,680          40,000         923,072       44,268
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       10,178      1,221,030          39,476         977,905       43,208
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        12,995        626,499           9,675         241,591       41,666
Net transfers(1)                                 (40,253)      (418,165)        306,284        (293,695)      20,734
Transfers for policy loans                        (1,051)       (33,129)            152         (47,129)         887
Policy charges                                    (3,603)      (416,726)         (3,676)       (160,830)      (3,879)
Contract terminations:
    Surrender benefits                            (5,140)      (630,128)           (233)       (293,616)     (13,717)
    Death benefits                                    --             --              --              --           --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions   (37,052)      (871,649)        312,202        (553,679)      45,691
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  154,840      7,224,938              --       3,819,657      330,862
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $127,966     $7,574,319        $351,678      $4,243,883     $419,761
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           111,607      5,842,676              --       1,688,682      380,495
Contract purchase payments                         9,507        493,551           8,867         100,677       47,267
Net transfers(1)                                 (29,177)      (333,982)        305,689        (120,670)      22,825
Transfers for policy loans                          (706)       (26,415)            144         (20,118)         985
Policy charges                                    (2,679)      (327,874)         (3,447)        (66,909)      (4,380)
Contract terminations:
    Surrender benefits                            (3,980)      (493,089)           (222)       (123,401)     (14,302)
    Death benefits                                    --             --              --              --           --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  84,572      5,154,867         311,031       1,458,261      432,890
----------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.



(2)    For the period Sept. 24, 2010 (commencement of operations) to Dec. 31,
       2010.



See accompanying notes to financial statements.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    37

STATEMENTS OF CHANGES IN NET ASSETS




                                                     DISC           DISC           DISC           DISC          COL VP
                                                 ASSET ALLOC,   ASSET ALLOC,   ASSET ALLOC,   ASSET ALLOC,       BAL,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                CONSERV          MOD         MOD AGGR      MOD CONSERV       CL 3
 OPERATIONS
Investment income (loss) -- net                    $ (2,195)      $ (5,930)      $ (2,437)      $ (1,686)    $  (129,596)
Net realized gain (loss) on sales of
  investments                                        12,384          3,957         11,388          3,420        (304,324)
Distributions from capital gains                         --             --             --             --              --
Net change in unrealized appreciation or
  depreciation of investments                        13,480         64,590         20,434         14,516       1,992,309
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    23,669         62,617         29,385         16,250       1,558,389
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            8,492         24,759         71,314          1,767       1,269,660
Net transfers(1)                                    188,965        163,779        (57,424)        11,163      (1,092,049)
Transfers for policy loans                          (30,131)            40         (2,757)            76         (25,560)
Policy charges                                       (8,401)       (21,529)        (9,634)        (3,252)     (1,259,455)
Contract terminations:
    Surrender benefits                               (5,004)       (13,829)        (4,437)            --        (868,279)
    Death benefits                                       --             --             --             --          (6,406)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      153,921        153,220         (2,938)         9,754      (1,982,089)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     139,367        566,130        241,498        175,860      15,142,015
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $316,957       $781,967       $267,945       $201,864     $14,718,315
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              143,181        623,627        271,319        187,757      16,348,093
Contract purchase payments                            8,419         26,947         79,568          1,824       1,341,482
Net transfers(1)                                    192,775        173,732        (59,790)        12,031      (1,153,803)
Transfers for policy loans                          (29,021)            44         (3,104)            80         (28,893)
Policy charges                                       (8,295)       (23,140)       (10,672)        (3,372)     (1,330,228)
Contract terminations:
    Surrender benefits                               (4,880)       (13,992)        (4,564)            --        (923,030)
    Death benefits                                       --             --             --             --          (6,903)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    302,179        787,218        272,757        198,320      14,246,718
------------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.



See accompanying notes to financial statements.



 38    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS




                                                     COL VP        COL VP         COL VP        COL VP        COL VP
                                                   CASH MGMT,     DIV BOND,    DIV EQ INC,     DYN EQ,     GLOBAL BOND,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                  CL 3          CL 3           CL 3          CL 3          CL 3
 OPERATIONS
Investment income (loss) -- net                   $   (47,356)  $    496,585   $  (137,259)  $  (174,827)   $   129,677
Net realized gain (loss) on sales of investments        1,219        967,150    (1,261,101)     (573,298)        75,490
Distributions from capital gains                           --             --            --            --             --
Net change in unrealized appreciation or
  depreciation of investments                          (1,219)      (240,134)    3,200,987     3,713,321       (106,089)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     (47,356)     1,223,601     1,802,627     2,965,196         99,078
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            814,848      1,580,980     1,714,848     2,108,108        420,322
Net transfers(1)                                   (1,241,973)   (13,014,118)   (8,169,389)   (1,406,966)    (3,540,549)
Transfers for policy loans                            227,353       (112,209)      (76,511)      (94,294)       (48,377)
Policy charges                                       (440,764)      (853,437)     (677,894)   (1,599,732)      (193,326)
Contract terminations:
    Surrender benefits                               (756,948)      (869,779)   (1,075,353)   (1,350,859)      (223,028)
    Death benefits                                         --             --            --        (8,606)        (6,456)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (1,397,484)   (13,268,563)   (8,284,299)   (2,352,349)    (3,591,414)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     6,026,208     23,317,156    20,042,313    20,086,412      6,476,830
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $ 4,581,368   $ 11,272,194   $13,560,641   $20,699,259    $ 2,984,494
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              5,369,185     16,784,928    13,914,611    31,889,606      3,798,628
Contract purchase payments                            729,457      1,101,449     1,163,690     3,244,718        244,064
Net transfers(1)                                   (1,109,306)    (9,055,547)   (5,700,593)   (2,205,837)    (2,112,191)
Transfers for policy loans                            203,893        (78,817)      (51,106)     (136,923)       (28,039)
Policy charges                                       (394,743)      (591,260)     (460,288)   (2,463,876)      (111,765)
Contract terminations:
    Surrender benefits                               (680,548)      (600,875)     (734,965)   (2,081,532)      (128,120)
    Death benefits                                         --             --            --       (13,527)        (3,652)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    4,117,938      7,559,878     8,131,349    28,232,629      1,658,925
-----------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.



See accompanying notes to financial statements.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    39

STATEMENTS OF CHANGES IN NET ASSETS




                                                 COL VP GLOBAL       COL VP HI       COL VP      COL VP MID     COL VP MID
                                              INFLATION PROT SEC,   YIELD BOND,     INC OPP,    CAP GRO OPP,   CAP VAL OPP,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                  CL 3              CL 3          CL 3          CL 3           CL 3
 OPERATIONS
Investment income (loss) -- net                   $    (3,921)       $  303,464   $    48,360     $  (6,092)     $ (2,520)
Net realized gain (loss) on sales of
  investments                                         (53,931)           49,379       625,038        34,990        (4,626)
Distributions from capital gains                        1,880                --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                         187,414            93,525      (486,330)      110,958        60,590
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                           131,442           446,368       187,068       139,856        53,444
---------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            430,223           296,589       316,012       100,632        39,782
Net transfers(1)                                   (5,720,482)         (514,787)   (4,596,169)     (255,650)      (35,610)
Transfers for policy loans                             (2,991)          (20,708)         (732)       (8,936)       (2,994)
Policy charges                                       (123,593)         (176,973)      (85,137)      (31,012)      (10,380)
Contract terminations:
    Surrender benefits                               (139,641)         (253,198)      (93,683)      (44,049)      (15,503)
    Death benefits                                         --                --            --            --            --
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                     (5,556,484)         (669,077)   (4,459,709)     (239,015)      (24,705)
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     6,404,302         3,768,766     4,928,867       754,325       255,364
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $   979,260        $3,546,057   $   656,226     $ 655,166      $284,103
---------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              5,530,610         2,312,317     4,065,093       584,111       297,991
Contract purchase payments                            368,543           172,933       254,206        72,768        44,462
Net transfers(1)                                   (4,852,609)         (295,502)   (3,692,459)     (190,501)      (37,222)
Transfers for policy loans                             (2,537)          (12,793)         (637)       (6,166)       (3,521)
Policy charges                                       (105,676)         (103,215)      (68,340)      (22,574)      (11,577)
Contract terminations:
    Surrender benefits                               (118,903)         (147,133)      (74,907)      (32,597)      (17,091)
    Death benefits                                         --                --            --            --            --
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      819,428         1,926,607       482,956       405,041       273,042
---------------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.



See accompanying notes to financial statements.



 40    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS




                                                 COL VP          COL VP          COL VP     COL VP SELECT   COL VP SELECT
                                                S&P 500,    SHORT DURATION,   LG CAP GRO,    LG CAP VAL,     SM CAP VAL,
YEAR ENDED DEC. 31, 2010 (CONTINUED)              CL 3            CL 3            CL 3           CL 3            CL 3
 OPERATIONS
Investment income (loss) -- net                $  (39,652)     $     (166)     $  (13,784)     $  (322)        $ (7,614)
Net realized gain (loss) on sales of
  investments                                     (11,397)         21,827          (9,864)       6,389          (25,252)
Distributions from capital gains                       --              --              --           --               --
Net change in unrealized appreciation or
  depreciation of investments                     625,378          56,215         259,560        2,571          235,275
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       574,329          77,876         235,912        8,638          202,409
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        486,487         344,312         182,050        6,162           92,311
Net transfers(1)                                 (329,481)       (586,131)        (65,599)      (1,241)         (19,394)
Transfers for policy loans                        (21,809)        (14,472)        (25,534)      (2,065)          (5,630)
Policy charges                                   (200,449)       (214,704)        (73,278)      (2,073)         (34,670)
Contract terminations:
    Surrender benefits                           (303,193)       (291,481)        (84,241)      (1,539)         (39,370)
    Death benefits                                     --              --              --           --               --
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   (368,445)       (762,476)        (66,602)        (756)          (6,753)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 4,502,698       4,132,319       1,533,669       43,484          782,772
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $4,708,582      $3,447,719      $1,702,979      $51,366         $978,428
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          5,285,780       3,379,453       2,922,586       53,224          663,084
Contract purchase payments                        556,833         277,910         337,561        7,097           74,388
Net transfers(1)                                 (380,001)       (473,738)       (128,022)      (1,222)         (15,916)
Transfers for policy loans                        (23,711)        (11,803)        (48,254)      (2,351)          (4,180)
Policy charges                                   (229,807)       (173,201)       (135,843)      (2,382)         (27,344)
Contract terminations:
    Surrender benefits                           (347,450)       (235,767)       (155,638)      (1,730)         (30,453)
    Death benefits                                     --              --              --           --               --
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                4,861,644       2,762,854       2,792,390       52,636          659,579
-------------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.



See accompanying notes to financial statements.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    41

STATEMENTS OF CHANGES IN NET ASSETS




                                                   COL VP EMER      COL VP
                                                    MKTS OPP,     INTL OPP,     VP AGGR,      VP AGGR,    VP CONSERV,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)                 CL 3          CL 3        CL 2(2)      CL 4(2)       CL 2(2)
 OPERATIONS
Investment income (loss) -- net                    $    25,448   $    41,414   $   (4,304)  $   (78,827)    $   (495)
Net realized gain (loss) on sales of investments        78,533       201,257        2,672        47,413        1,155
Distributions from capital gains                            --            --           --            --           --
Net change in unrealized appreciation or
  depreciation of investments                          307,060       718,799      137,948     1,780,470        3,820
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      411,041       961,470      136,316     1,749,056        4,480
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             417,072       613,198       78,660     1,159,301        9,190
Net transfers(1)                                    (2,045,425)     (621,101)   1,209,541    12,293,227      147,546
Transfers for policy loans                             (37,648)      (36,904)        (507)      (34,327)          --
Policy charges                                        (152,368)     (485,022)      (8,405)     (281,998)      (3,382)
Contract terminations:
    Surrender benefits                                (176,531)     (501,065)          --      (209,902)          --
    Death benefits                                          --        (5,232)          --            --           --
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (1,994,900)   (1,036,126)   1,279,289    12,926,301      153,354
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      5,164,327     8,512,681           --            --           --
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $ 3,580,468   $ 8,438,025   $1,415,605   $14,675,357     $157,834
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               1,858,753    11,407,091           --            --           --
Contract purchase payments                             146,627       821,244       71,918     1,150,053        8,891
Net transfers(1)                                      (789,986)     (850,432)   1,198,104    12,443,790      145,364
Transfers for policy loans                             (12,623)      (49,769)        (260)      (32,498)          --
Policy charges                                         (53,541)     (648,031)      (7,955)     (277,004)      (3,278)
Contract terminations:
    Surrender benefits                                 (63,068)     (672,102)          --      (203,115)          --
    Death benefits                                          --        (7,154)          --            --           --
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     1,086,162    10,000,847    1,261,807    13,081,226      150,977
---------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.



(2)    For the period May 7, 2010 (commencement of operations) to Dec. 31, 2010.



See accompanying notes to financial statements.



 42    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS




                                                                  VP DAVIS        VP GS
                                                  VP CONSERV,   NY VENTURE,   MID CAP VAL,     VP MOD,      VP MOD,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)              CL 4(2)         CL 3          CL 3         CL 2(2)      CL 4(2)
 OPERATIONS
Investment income (loss) -- net                    $  (12,324)  $   (23,402)    $   (868)    $  (10,574)  $  (211,782)
Net realized gain (loss) on sales of investments       42,007       368,450        5,968          8,334        60,663
Distributions from capital gains                           --            --           --             --            --
Net change in unrealized appreciation or
  depreciation of investments                          88,056      (437,660)      18,170        231,853     3,448,048
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     117,739       (92,612)      23,270        229,613     3,296,929
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            220,491       410,699       10,982        560,495     2,489,174
Net transfers(1)                                    1,795,501    (6,288,502)      38,839      3,512,498    34,900,475
Transfers for policy loans                            (23,237)        2,081          745        (57,638)     (173,221)
Policy charges                                        (66,920)      (98,385)      (1,055)       (60,228)   (1,044,022)
Contract terminations:
    Surrender benefits                                (18,421)     (134,518)      (8,483)       (57,664)   (1,413,426)
    Death benefits                                         --            --           --             --       (24,319)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      1,907,414    (6,108,625)      41,028      3,897,463    34,734,661
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            --     6,549,692       72,586             --            --
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $2,025,153   $   348,455     $136,884     $4,127,076   $38,031,590
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                     --     8,519,712       77,030             --            --
Contract purchase payments                            215,344       524,413       11,186        524,662     2,431,409
Net transfers(1)                                    1,829,076    (8,340,002)      40,771      3,416,652    34,927,605
Transfers for policy loans                            (23,073)        3,098          754        (55,477)     (166,431)
Policy charges                                        (65,724)     (125,481)      (1,041)       (57,436)   (1,017,387)
Contract terminations:
    Surrender benefits                                (18,434)     (171,665)      (8,330)       (55,945)   (1,389,080)
    Death benefits                                         --            --           --             --       (23,324)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    1,937,189       410,075      120,370      3,772,456    34,762,792
---------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.



(2)    For the period May 7, 2010 (commencement of operations) to Dec. 31, 2010.



See accompanying notes to financial statements.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    43

STATEMENTS OF CHANGES IN NET ASSETS




                                                       VP MOD        VP MOD      VP MOD      VP MOD       VP PTNRS
                                                        AGGR,        AGGR,      CONSERV,    CONSERV,    SM CAP VAL,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)                 CL 2(2)      CL 4(2)      CL 2(2)     CL 4(2)        CL 3
 OPERATIONS
Investment income (loss) -- net                      $   (7,595)  $  (232,622)  $ (1,811)  $  (44,076)  $   (18,963)
Net realized gain (loss) on sales of investments         40,178        39,028        809       92,665       393,719
Distributions from capital gains                             --            --         --           --            --
Net change in unrealized appreciation or
  depreciation of investments                           205,573     4,610,269     28,299      511,248       (22,137)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       238,156     4,416,675     27,297      559,837       352,619
-------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              342,916     3,694,359     48,244      594,553       320,873
Net transfers(1)                                      2,919,963    38,014,710    561,968    7,232,931    (4,333,950)
Transfers for policy loans                               13,095      (204,155)      (265)     (33,292)       (5,009)
Policy charges                                          (37,909)     (873,709)   (19,706)    (253,846)      (81,250)
Contract terminations:
    Surrender benefits                                  (21,111)     (821,649)   (20,246)    (889,433)     (107,164)
    Death benefits                                           --            --         --           --            --
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        3,216,954    39,809,556    569,995    6,650,913    (4,206,500)
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              --            --         --           --     4,521,171
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $3,455,110   $44,226,231   $597,292   $7,210,750   $   667,290
-------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       --            --         --           --     2,991,216
Contract purchase payments                              327,981     3,586,384     46,842      581,435       198,808
Net transfers(1)                                      2,820,968    37,996,552    549,736    7,272,298    (2,712,245)
Transfers for policy loans                               13,480      (200,035)      (250)     (31,753)       (2,974)
Policy charges                                          (35,818)     (851,623)   (19,011)    (247,939)      (50,263)
Contract terminations:
    Surrender benefits                                  (19,367)     (792,291)   (19,126)    (842,727)      (66,579)
    Death benefits                                           --            --         --           --            --
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      3,107,244    39,738,987    558,191    6,731,314       357,963
-------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.



(2)    For the period May 7, 2010 (commencement of operations) to Dec. 31, 2010.



See accompanying notes to financial statements.



 44    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS




                                                                                          WF ADV VT        WF ADV VT
                                                    THIRD        WANGER        WANGER      CORE EQ,   INDEX ASSET ALLOC,
YEAR ENDED DEC. 31, 2010 (CONTINUED)               AVE VAL        INTL          USA          CL 2            CL 2
 OPERATIONS
Investment income (loss) -- net                  $  102,719   $    72,040   $   (52,359)   $ (2,860)       $  1,804
Net realized gain (loss) on sales of
  investments                                      (313,029)       54,604        63,649       7,977          (8,133)
Distributions from capital gains                         --            --            --          --              --
Net change in unrealized appreciation or
  depreciation of investments                       623,254       886,591     1,092,624      94,680          30,805
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   412,944     1,013,235     1,103,914      99,797          24,476
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          278,150       620,918       636,625     116,592          35,013
Net transfers(1)                                   (340,023)   (2,448,730)   (2,258,797)     75,361         (31,186)
Transfers for policy loans                          (23,991)      (59,006)      (37,047)     (1,818)         (5,051)
Policy charges                                     (135,472)     (221,305)     (259,468)    (23,534)        (16,669)
Contract terminations:
    Surrender benefits                             (437,992)     (342,802)     (431,630)    (18,357)        (10,451)
    Death benefits                                       --            --            --          --              --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (659,328)   (2,450,925)   (2,350,317)    148,244         (28,344)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   3,858,448     7,000,494     6,898,467     506,713         221,196
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $3,612,064   $ 5,562,804   $ 5,652,064    $754,754        $217,328
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            2,125,792     4,069,216     4,200,105     366,186         186,211
Contract purchase payments                          153,219       344,541       372,879      82,143          28,579
Net transfers(1)                                   (186,753)   (1,455,399)   (1,333,473)     56,026         (25,426)
Transfers for policy loans                          (13,271)      (32,788)      (21,512)     (1,089)         (4,275)
Policy charges                                      (74,768)     (122,442)     (151,936)    (16,701)        (13,652)
Contract terminations:
    Surrender benefits                             (242,472)     (191,200)     (251,021)    (12,773)         (8,478)
    Death benefits                                       --            --            --          --              --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  1,761,747     2,611,928     2,815,042     473,792         162,959
------------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.



See accompanying notes to financial statements.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    45

STATEMENTS OF CHANGES IN NET ASSETS




                                                                  WF ADV VT   WF ADV VT    WF ADV VT
                                                                  INTL EQ,       OPP,     SM CAP GRO,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                                CL 2         CL 2         CL 2
 OPERATIONS
Investment income (loss) -- net                                  $   (1,959)   $   (258)    $ (5,630)
Net realized gain (loss) on sales of investments                     68,576        (105)      (2,031)
Distributions from capital gains                                     47,331          --           --
Net change in unrealized appreciation or depreciation of
  investments                                                        80,307      44,934      148,125
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations     194,255      44,571      140,464
-----------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                          107,826      25,890       90,517
Net transfers(1)                                                   (176,931)     21,220      (87,731)
Transfers for policy loans                                           (5,749)        192         (926)
Policy charges                                                      (46,059)     (6,566)     (22,117)
Contract terminations:
    Surrender benefits                                             (117,031)    (12,458)     (26,476)
    Death benefits                                                       --          --           --
-----------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                     (237,944)     28,278      (46,733)
-----------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   1,420,359     174,633      586,831
-----------------------------------------------------------------------------------------------------
Net assets at end of year                                        $1,376,670    $247,482     $680,562
-----------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            1,100,741     120,740      348,901
Contract purchase payments                                           82,190      16,903       49,760
Net transfers(1)                                                   (128,481)     14,051      (49,637)
Transfers for policy loans                                           (4,489)         99         (439)
Policy charges                                                      (35,140)     (4,257)     (12,311)
Contract terminations:
    Surrender benefits                                              (90,790)     (8,011)     (14,205)
    Death benefits                                                       --          --           --
-----------------------------------------------------------------------------------------------------
Units outstanding at end of year                                    924,031     139,525      322,069
-----------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.



See accompanying notes to financial statements.



 46    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS




                                                        AB VPS       AB VPS        AB VPS        AC VP       AC VP
                                                      GRO & INC,    INTL VAL,   LG CAP GRO,      INTL,       INTL,
YEAR ENDED DEC. 31, 2009                                 CL B         CL B          CL B         CL I        CL II
 OPERATIONS
Investment income (loss) -- net                       $   28,303   $   11,891     $   (779)   $   12,170   $  3,603
Net realized gain (loss) on sales of investments         (66,802)    (327,145)      (4,176)      (35,617)   (22,646)
Distributions from capital gains                              --           --           --            --         --
Net change in unrealized appreciation or
  depreciation of investments                            233,927    2,000,918       32,113       325,614    128,499
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                             195,428    1,685,664       27,158       302,167    109,456
-------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               173,076      987,999       14,322        79,123     83,298
Net transfers(1)                                         (38,131)     303,922       31,665      (126,634)   (39,478)
Transfers for policy loans                                (4,054)     (32,982)      (1,679)      (20,608)       814
Policy charges                                           (53,916)    (246,345)      (4,931)      (46,325)   (20,272)
Contract terminations:
    Surrender benefits                                   (13,432)    (173,217)      (7,467)      (39,712)   (10,091)
    Death benefits                                            --           --           --        (2,136)        --
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            63,543      839,377       31,910      (156,292)    14,271
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          951,368    3,404,295       63,821     1,009,886    329,602
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $1,210,339   $5,929,336     $122,889    $1,155,761   $453,329
-------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 1,051,093    3,147,661      100,555     1,452,133    287,819
Contract purchase payments                               188,060      867,218       21,141       107,794     68,849
Net transfers(1)                                         (40,221)     485,331       42,653      (168,475)   (32,619)
Transfers for policy loans                                (4,902)     (26,589)      (2,642)      (24,855)       640
Policy charges                                           (57,849)    (212,892)      (7,153)      (62,099)   (16,613)
Contract terminations:
    Surrender benefits                                   (15,134)    (143,523)     (12,176)      (47,819)    (9,167)
    Death benefits                                            --           --           --        (3,158)        --
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       1,121,047    4,117,206      142,378     1,253,521    298,909
-------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.



See accompanying notes to financial statements.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    47

STATEMENTS OF CHANGES IN NET ASSETS




                                                                                 CALVERT     COL VP        CS
                                                      AC VP VAL,   AC VP VAL,     VP SRI     HI INC,   COMMODITY
YEAR ENDED DEC. 31, 2009 (CONTINUED)                     CL I         CL II        BAL        CL 2       RETURN
 OPERATIONS
Investment income (loss) -- net                       $  173,513   $   42,048   $   3,857   $ 32,277    $ 61,469
Net realized gain (loss) on sales of investments        (378,298)     (70,401)    (33,969)    (3,765)    (66,897)
Distributions from capital gains                              --           --          --         --          --
Net change in unrealized appreciation or
  depreciation of investments                            834,220      207,360     124,121     84,133     107,535
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                             629,435      179,007      94,009    112,645     102,107
----------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               341,530      182,224      52,784     45,476      73,715
Net transfers(1)                                        (399,429)     (64,278)   (106,837)   100,719     175,748
Transfers for policy loans                                 1,482         (414)      2,782     (4,919)     (8,636)
Policy charges                                          (171,902)     (51,035)    (23,638)   (14,710)    (21,712)
Contract terminations:
    Surrender benefits                                  (225,364)     (22,607)    (34,956)    (8,306)    (35,515)
    Death benefits                                        (3,413)          --          --         --          --
----------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          (457,096)      43,890    (109,865)   118,260     183,600
----------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        3,752,135      894,792     400,203    176,300     388,079
----------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $3,924,474   $1,117,689   $ 384,347   $407,205    $673,786
----------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 2,985,233      836,402     540,034    219,022     526,119
Contract purchase payments                               273,907      173,170      65,268     47,212      96,265
Net transfers(1)                                        (313,326)     (59,822)   (119,769)   117,677     232,049
Transfers for policy loans                                  (740)        (369)      3,840     (4,623)    (10,795)
Policy charges                                          (137,616)     (48,103)    (29,568)   (14,985)    (28,522)
Contract terminations:
    Surrender benefits                                  (176,222)     (20,747)    (42,225)    (9,696)    (43,764)
    Death benefits                                        (2,825)          --          --         --          --
----------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       2,628,411      880,531     417,580    354,607     771,352
----------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.



See accompanying notes to financial statements.



 48    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS




                                                       CS          EV VT         FID VIP       FID VIP      FID VIP
                                                     U.S. EQ   FLOATING-RATE   CONTRAFUND,   GRO & INC,   GRO & INC,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                 FLEX I         INC         SERV CL 2      SERV CL     SERV CL 2
 OPERATIONS
Investment income (loss) -- net                     $    256     $   75,987    $     2,981   $    2,985   $     (688)
Net realized gain (loss) on sales of investments     (21,648)        (9,120)    (1,020,400)    (334,895)     (98,954)
Distributions from capital gains                          --             --            881           --           --
Net change in unrealized appreciation or
  depreciation of investments                         90,659        529,637      2,042,620    1,326,677      376,266
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     69,267        596,504      1,026,082      994,767      276,624
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            34,084        325,478        693,601      473,712      236,686
Net transfers(1)                                     138,924        953,973     (1,903,952)    (644,341)    (230,053)
Transfers for policy loans                            (1,364)       (11,205)       (13,575)     (31,165)      (7,133)
Policy charges                                       (14,199)       (92,859)      (184,516)    (223,270)     (55,636)
Contract terminations:
    Surrender benefits                               (14,528)       (83,767)      (118,568)    (185,839)     (26,676)
    Death benefits                                        --             --             --       (6,277)          --
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       142,917      1,091,620     (1,527,010)    (617,180)     (82,812)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      231,803      1,051,976      4,123,751    4,184,543    1,052,300
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $443,987     $2,740,100    $ 3,622,823   $4,562,130   $1,246,112
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               543,121      1,484,244      6,711,554    5,788,809    1,237,306
Contract purchase payments                            78,549        356,448      1,078,760      628,707      268,553
Net transfers(1)                                     284,561      1,064,242     (2,920,395)    (837,254)    (240,093)
Transfers for policy loans                            (2,727)       (12,790)       (17,584)     (37,663)      (8,976)
Policy charges                                       (31,794)      (102,372)      (285,070)    (294,093)     (62,212)
Contract terminations:
    Surrender benefits                               (29,922)       (89,264)      (175,276)    (231,924)     (30,596)
    Death benefits                                        --             --             --       (8,789)          --
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     841,788      2,700,508      4,391,989    5,007,793    1,163,982
--------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.



See accompanying notes to financial statements.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    49

STATEMENTS OF CHANGES IN NET ASSETS




                                                     FID VIP       FID VIP      FID VIP     FID VIP      FTVIPT FRANK
                                                     MID CAP,     MID CAP,     OVERSEAS,   OVERSEAS,   GLOBAL REAL EST,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                 SERV CL      SERV CL 2     SERV CL    SERV CL 2         CL 2
 OPERATIONS
Investment income (loss) -- net                    $   (26,234)  $  (15,828)  $   20,342    $  7,213      $  246,466
Net realized gain (loss) on sales of investments      (434,868)    (258,623)    (202,775)    (51,375)       (493,733)
Distributions from capital gains                        38,719       18,711        5,835       2,129              --
Net change in unrealized appreciation or
  depreciation of investments                        2,989,282    1,422,354      587,491     210,071         630,539
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    2,566,899    1,166,614      410,893     168,038         383,272
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             678,356      781,787      197,538     162,996         381,854
Net transfers(1)                                    (1,244,370)    (644,681)    (302,947)    (95,882)       (330,830)
Transfers for policy loans                             (45,267)     (23,279)       9,186      (2,183)         (9,873)
Policy charges                                        (385,550)    (177,850)     (81,774)    (30,239)       (115,529)
Contract terminations:
    Surrender benefits                                (418,861)     (84,493)     (99,883)     (5,932)        (66,697)
    Death benefits                                      (3,022)          --       (2,380)         --              --
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (1,418,714)    (148,516)    (280,260)     28,760        (141,075)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      7,464,443    3,103,318    1,837,298     584,718       2,136,700
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $ 8,612,628   $4,121,416   $1,967,931    $781,516      $2,378,897
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               5,538,647    2,381,854    2,176,141     485,903       1,727,381
Contract purchase payments                             449,391      538,240      230,155     135,336         335,208
Net transfers(1)                                      (827,748)    (439,053)    (348,121)    (71,731)       (267,532)
Transfers for policy loans                             (30,200)     (16,463)      10,288      (1,569)         (7,024)
Policy charges                                        (255,418)    (121,327)     (94,834)    (24,347)       (100,431)
Contract terminations:
    Surrender benefits                                (267,606)     (59,306)    (111,354)     (4,409)        (58,085)
    Death benefits                                      (1,635)          --       (2,254)         --              --
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     4,605,431    2,283,945    1,860,021     519,183       1,629,517
-----------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.



See accompanying notes to financial statements.



 50    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS




                                            FTVIPT FRANK   FTVIPT MUTUAL      GS VIT      GS VIT STRUCTD   GS VIT STRUCTD
                                             SM CAP VAL,    SHARES SEC,    MID CAP VAL,     SM CAP EQ,        U.S. EQ,
YEAR ENDED DEC. 31, 2009 (CONTINUED)            CL 2            CL 2           INST            INST             INST
 OPERATIONS
Investment income (loss) -- net              $   12,271      $   13,456     $   57,052       $  1,188        $   19,383
Net realized gain (loss) on sales of
  investments                                  (135,959)        (92,678)      (544,495)       (58,920)         (240,422)
Distributions from capital gains                 74,384              --             --             --                --
Net change in unrealized appreciation or
  depreciation of investments                   472,908         363,688      2,241,755        166,827           547,105
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     423,604         284,466      1,754,312        109,095           326,066
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                      250,637         233,680        910,630         45,792           254,184
Net transfers(1)                               (278,685)        (96,803)      (841,140)       (25,099)         (335,259)
Transfers for policy loans                        6,521          (2,937)       (31,345)        (6,677)          (34,827)
Policy charges                                  (87,432)        (55,883)      (286,574)       (17,713)          (97,429)
Contract terminations:
    Surrender benefits                          (39,317)        (32,091)      (271,691)       (20,150)         (103,940)
    Death benefits                                   --              --             --             --                --
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                 (148,276)         45,966       (520,120)       (23,847)         (317,271)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year               1,602,208       1,019,409      5,872,807        387,134         1,887,421
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $1,877,536      $1,349,841     $7,106,999       $472,382        $1,896,216
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year        1,135,002         996,191      3,997,017        424,504         2,797,159
Contract purchase payments                      172,737         219,969        586,376         49,651           373,797
Net transfers(1)                               (187,730)        (78,241)      (545,275)       (19,793)         (489,724)
Transfers for policy loans                        3,311          (1,985)       (20,930)        (6,361)          (49,029)
Policy charges                                  (59,647)        (51,937)      (183,989)       (19,116)         (143,288)
Contract terminations:
    Surrender benefits                          (24,626)        (28,102)      (167,716)       (19,606)         (148,383)
    Death benefits                                   --              --             --             --                --
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year              1,039,047       1,055,895      3,665,483        409,279         2,340,532
-------------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.



See accompanying notes to financial statements.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    51

STATEMENTS OF CHANGES IN NET ASSETS




                                                    INVESCO        INVESCO       INVESCO       INVESCO       INVESCO
                                                 VI CAP APPR,   VI CAP APPR,   VI CAP DEV,   VI CAP DEV,   VI CORE EQ,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                 SER I         SER II         SER I         SER II        SER I
 OPERATIONS
Investment income (loss) -- net                    $ (1,116)      $ (2,005)      $ (3,506)     $ (1,551)   $    99,815
Net realized gain (loss) on sales of
  investments                                       (39,467)       (19,413)       (44,689)      (12,816)      (199,891)
Distributions from capital gains                         --             --             --            --             --
Net change in unrealized appreciation or
  depreciation of investments                       112,720         85,725        185,699        77,332      2,819,670
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    72,137         64,307        137,504        62,965      2,719,594
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           43,693         91,370         33,749        41,657      1,019,054
Net transfers(1)                                    (36,476)       (55,429)       (76,512)       17,861       (830,155)
Transfers for policy loans                           (5,449)        (1,940)          (507)       (3,011)       (49,709)
Policy charges                                      (22,167)       (16,067)       (19,234)       (5,779)      (687,434)
Contract terminations:
    Surrender benefits                              (30,121)        (3,579)       (19,053)         (185)      (873,624)
    Death benefits                                       --             --             --            --             --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (50,520)        14,355        (81,557)       50,543     (1,421,868)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     404,039        302,161        356,760       118,176     10,974,535
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $425,656       $380,823       $412,707      $231,684    $12,272,261
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              814,239        359,132        449,891       126,127      8,084,230
Contract purchase payments                           85,753        107,416         37,658        40,139        711,177
Net transfers(1)                                    (74,804)       (62,390)       (77,850)       17,425       (588,611)
Transfers for policy loans                           (9,034)        (2,216)          (468)       (2,362)       (32,445)
Policy charges                                      (43,509)       (18,597)       (21,556)       (5,418)      (479,799)
Contract terminations:
    Surrender benefits                              (57,934)        (4,991)       (19,016)         (188)      (584,660)
    Death benefits                                       --             --             --            --             --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    714,711        378,354        368,659       175,723      7,109,892
----------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.



See accompanying notes to financial statements.



 52    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS




                                                      INVESCO      INVESCO        INVESCO      INVESCO   INVESCO VANK
                                                      VI DYN,   VI FIN SERV,   VI INTL GRO,   VI TECH,   VI COMSTOCK,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                   SER I        SER I         SER II        SER I       SER II
 OPERATIONS
Investment income (loss) -- net                      $   (541)    $ 10,792      $   35,385    $ (1,224)   $   76,604
Net realized gain (loss) on sales of investments       (3,715)      (9,841)        (49,653)     (1,515)     (291,785)
Distributions from capital gains                           --           --              --          --            --
Net change in unrealized appreciation or
  depreciation of investments                          26,928      115,479       1,212,932      63,681       716,618
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      22,672      116,430       1,198,664      60,942       501,437
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             11,532       52,645         594,095      16,947       411,227
Net transfers(1)                                      (24,389)     227,672       2,549,143     109,055      (364,583)
Transfers for policy loans                               (491)     (11,035)        (24,184)     (4,178)      (17,259)
Policy charges                                         (3,471)     (17,486)       (149,212)     (7,306)      (93,058)
Contract terminations:
    Surrender benefits                                   (140)     (17,108)       (107,113)     (3,250)      (66,617)
    Death benefits                                         --           --              --          --            --
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (16,959)     234,688       2,862,729     111,268      (130,290)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        44,044      148,765       1,612,701      54,560     1,980,020
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $ 49,757     $499,883      $5,674,094    $226,770    $2,351,167
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 47,338      330,629       2,637,684      68,740     3,406,284
Contract purchase payments                             11,809      119,645         849,979      16,737       697,808
Net transfers(1)                                      (17,202)     531,675       3,849,789     111,805      (633,895)
Transfers for policy loans                               (476)     (21,151)        (34,498)     (3,718)      (27,094)
Policy charges                                         (3,433)     (37,950)       (213,384)     (7,145)     (156,438)
Contract terminations:
    Surrender benefits                                   (154)     (43,382)       (148,045)     (3,331)     (108,342)
    Death benefits                                         --           --              --          --            --
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       37,882      879,466       6,941,525     183,088     3,178,323
---------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.



See accompanying notes to financial statements.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    53

STATEMENTS OF CHANGES IN NET ASSETS




                                               JANUS ASPEN    JANUS ASPEN   JANUS ASPEN   JANUS ASPEN     MFS INV
                                               ENTERPRISE,   GLOBAL TECH,      JANUS,      OVERSEAS,     GRO STOCK,
YEAR ENDED DEC. 31, 2009 (CONTINUED)               SERV          SERV           SERV          SERV        SERV CL
 OPERATIONS
Investment income (loss) -- net                 $  (3,810)    $   (6,791)    $  (22,881)   $  (23,132)  $   (33,341)
Net realized gain (loss) on sales of
  investments                                     (18,612)       (30,431)       (89,038)     (137,490)      (11,739)
Distributions from capital gains                       --             --             --       130,882            --
Net change in unrealized appreciation or
  depreciation of investments                     176,737        349,909      1,528,883     2,600,214     1,789,219
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       154,315        312,687      1,416,964     2,570,474     1,744,139
-------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         44,210         81,880        833,616       437,921       680,621
Net transfers(1)                                  (82,319)       251,756        464,999      (356,766)    5,268,321
Transfers for policy loans                         (9,880)       (12,399)       (31,813)       (9,401)      (36,930)
Policy charges                                    (18,261)       (45,790)      (200,747)     (187,092)     (176,349)
Contract terminations:
    Surrender benefits                            (16,884)       (21,742)      (138,345)     (255,606)     (143,576)
    Death benefits                                     --             --             --        (2,484)       (2,751)
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                    (83,134)       253,705        927,710      (373,428)    5,589,336
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   390,820        535,872      3,506,648     3,544,290     1,132,729
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $ 462,001     $1,102,264     $5,851,322    $5,741,336   $ 8,466,204
-------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            805,063      1,520,520      5,661,867     3,778,998     2,247,972
Contract purchase payments                         81,916        188,233      1,211,803       362,875     1,108,346
Net transfers(1)                                 (142,312)       480,240        665,812      (330,840)    9,414,668
Transfers for policy loans                        (16,788)       (24,849)       (45,094)      (17,046)      (60,496)
Policy charges                                    (33,620)      (107,329)      (291,728)     (149,812)     (288,322)
Contract terminations:
    Surrender benefits                            (29,666)       (45,663)      (193,867)     (192,217)     (228,479)
    Death benefits                                     --             --             --        (2,698)       (5,566)
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  664,593      2,011,152      7,008,793     3,449,260    12,188,123
-------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.



See accompanying notes to financial statements.



 54    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS




                                                    MFS          MFS           MS UIF           MS UIF      OPPEN GLOBAL
                                                 NEW DIS,    UTILITIES,   GLOBAL REAL EST,   MID CAP GRO,      SEC VA,
YEAR ENDED DEC. 31, 2009 (CONTINUED)              SERV CL      SERV CL          CL II            CL II          SERV
 OPERATIONS
Investment income (loss) -- net                 $   (8,154)  $   29,790      $   (8,692)       $  (1,125)     $  1,825
Net realized gain (loss) on sales of
  investments                                      (45,470)     (40,522)       (174,271)         (59,903)      (16,344)
Distributions from capital gains                        --           --              --               --         3,902
Net change in unrealized appreciation or
  depreciation of investments                      493,840      267,989         521,866          113,652        72,278
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        440,216      257,257         338,903           52,624        61,661
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          99,027      124,970         186,098           21,761        40,771
Net transfers(1)                                    76,749      114,120        (287,406)         (63,900)       66,083
Transfers for policy loans                         (24,028)     (11,453)         (7,379)          (1,037)        1,601
Policy charges                                     (44,540)     (49,181)        (46,392)          (7,225)       (5,731)
Contract terminations:
    Surrender benefits                             (62,337)     (18,135)        (28,461)            (795)       (9,447)
    Death benefits                                      --           --              --               --            --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      44,871      160,321        (183,540)         (51,196)       93,277
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    668,259      677,063         934,486          134,640       153,365
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $1,153,346   $1,094,641      $1,089,849        $ 136,068      $308,303
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           1,093,802      394,229       1,949,626          235,395       231,407
Contract purchase payments                         136,651       68,030         373,215           31,989        52,080
Net transfers(1)                                   110,411       63,308        (539,572)        (101,719)       71,507
Transfers for policy loans                         (32,001)      (5,585)        (15,043)          (1,354)        2,147
Policy charges                                     (60,942)     (26,444)        (92,531)         (10,739)       (7,804)
Contract terminations:
    Surrender benefits                             (78,867)      (9,687)        (53,287)          (1,106)      (12,627)
    Death benefits                                      --           --              --               --            --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 1,169,054      483,851       1,622,408          152,466       336,710
------------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.



See accompanying notes to financial statements.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    55

STATEMENTS OF CHANGES IN NET ASSETS




                                               OPPEN GLOBAL      OPPEN MAIN ST        PIMCO       PUT VT GLOBAL     PUT VT
                                            STRATEGIC INC VA,   SM MID CAP VA,   VIT ALL ASSET,     HLTH CARE,    HI YIELD,
YEAR ENDED DEC. 31, 2009 (CONTINUED)               SRV               SERV          ADVISOR CL         CL IB         CL IB
 OPERATIONS
Investment income (loss) -- net                 $  (45,314)        $   (396)       $  276,883        $ 20,254     $  73,444
Net realized gain (loss) on sales of
  investments                                      (49,060)         (22,871)         (179,390)         (8,090)      (40,811)
Distributions from capital gains                     4,666               --                --              --            --
Net change in unrealized appreciation or
  depreciation of investments                    1,196,820           69,057           716,280          33,807       267,673
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      1,107,112           45,790           813,773          45,971       300,306
---------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         986,000           46,534           737,486          42,215        50,946
Net transfers(1)                                   966,669           26,025           139,648         (22,215)      (89,453)
Transfers for policy loans                         (23,608)          (3,265)          (15,906)         (3,425)       (3,561)
Policy charges                                    (312,830)          (7,921)         (197,661)        (14,270)      (34,089)
Contract terminations:
    Surrender benefits                            (202,480)          (1,124)         (133,582)        (10,483)      (24,307)
    Death benefits                                      --               --                --              --            --
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   1,413,751           60,249           529,985          (8,178)     (100,464)
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  5,455,031          135,541         3,849,506         168,879       644,941
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $7,975,894         $241,580        $5,193,264        $206,672     $ 844,783
---------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           5,685,819          225,555         4,390,178         158,840       567,407
Contract purchase payments                         969,918           73,376           785,324          37,282        36,591
Net transfers(1)                                   955,444           15,489           111,972         (15,800)      (61,511)
Transfers for policy loans                         (23,413)          (4,220)          (17,171)         (3,190)       (2,361)
Policy charges                                    (308,343)         (12,399)         (210,559)        (12,556)      (24,590)
Contract terminations:
    Surrender benefits                            (194,876)          (1,583)         (138,258)         (8,990)      (16,251)
    Death benefits                                      --               --                --              --            --
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 7,084,549          296,218         4,921,486         155,586       499,285
---------------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.



See accompanying notes to financial statements.



 56    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS




                                                   PUT VT        PUT VT          ROYCE         DISC           DISC
                                                  INTL EQ,   MULTI-CAP GRO,   MICRO-CAP,   ASSET ALLOC,   ASSET ALLOC,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                CL IB         CL IA        INVEST CL       AGGR          CONSERV
 OPERATIONS
Investment income (loss) -- net                   $ (1,052)    $  (14,460)    $  (28,752)    $ (1,975)      $   (768)
Net realized gain (loss) on sales of investments   (32,665)      (696,157)      (237,513)        (709)         2,578
Distributions from capital gains                        --             --             --           --             --
Net change in unrealized appreciation or
  depreciation of investments                       60,704      2,514,386      1,722,548       51,030         13,569
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   26,987      1,803,769      1,456,283       48,346         15,379
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          12,765        747,490        292,781       27,868          3,902
Net transfers(1)                                    21,215       (576,840)      (363,186)     107,474        119,765
Transfers for policy loans                           1,601        (31,399)       (16,084)          94         (2,097)
Policy charges                                      (4,295)      (441,406)      (168,664)      (2,952)        (4,023)
Contract terminations:
    Surrender benefits                                (561)      (552,249)      (192,945)        (287)        (5,041)
    Death benefits                                      --             --             --           --             --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      30,725       (854,404)      (448,098)     132,197        112,506
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     97,128      6,275,573      2,811,472      150,319         11,482
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $154,840     $7,224,938     $3,819,657     $330,862       $139,367
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              86,531      6,663,324      1,946,984      212,167         13,670
Contract purchase payments                          10,958        735,616        176,497       36,008          4,282
Net transfers(1)                                    16,864       (571,009)      (215,329)     136,474        137,626
Transfers for policy loans                           1,521        (27,478)        (9,379)         112         (2,237)
Policy charges                                      (3,771)      (432,170)      (100,486)      (3,916)        (4,411)
Contract terminations:
    Surrender benefits                                (496)      (525,607)      (109,605)        (350)        (5,749)
    Death benefits                                      --             --             --           --             --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   111,607      5,842,676      1,688,682      380,495        143,181
----------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.



See accompanying notes to financial statements.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    57

STATEMENTS OF CHANGES IN NET ASSETS




                                                     DISC           DISC           DISC          COL VP        COL VP
                                                 ASSET ALLOC,   ASSET ALLOC,   ASSET ALLOC,       BAL,       CASH MGMT,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                  MOD         MOD AGGR      MOD CONSERV       CL 3          CL 3
 OPERATIONS
Investment income (loss) -- net                    $ (3,768)      $ (1,462)      $   (745)    $  (129,315)  $   (63,592)
Net realized gain (loss) on sales of
  investments                                       (12,377)          (413)           276        (926,048)        1,264
Distributions from capital gains                         --             --             --              --            --
Net change in unrealized appreciation or
  depreciation of investments                        99,012         38,300         12,303       4,048,531         6,670
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    82,867         36,425         11,834       2,993,168       (55,658)
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          155,058         55,514          1,448       1,538,036     1,107,654
Net transfers(1)                                     84,161        100,950        140,380      (1,225,095)   (1,994,122)
Transfers for policy loans                               20        (12,160)            95         (26,842)      (39,473)
Policy charges                                      (14,945)        (8,519)        (2,826)     (1,417,125)     (622,286)
Contract terminations:
    Surrender benefits                              (40,860)        (6,133)            --      (1,179,369)   (1,389,956)
    Death benefits                                       --             --             --          (8,237)       (3,909)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      183,434        129,652        139,097      (2,318,632)   (2,942,092)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     299,829         75,421         24,929      14,467,479     9,023,958
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $566,130       $241,498       $175,860     $15,142,015   $ 6,026,208
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              395,198        102,653         31,384      19,230,303     7,983,153
Contract purchase payments                          199,078         72,699          1,571       1,936,963       981,118
Net transfers(1)                                    102,146        130,298        158,026      (1,536,244)   (1,771,584)
Transfers for policy loans                               22        (15,603)           101         (35,877)      (35,017)
Policy charges                                      (18,674)       (11,227)        (3,325)     (1,785,326)     (552,798)
Contract terminations:
    Surrender benefits                              (54,143)        (7,501)            --      (1,450,819)   (1,232,213)
    Death benefits                                       --             --             --         (10,907)       (3,474)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    623,627        271,319        187,757      16,348,093     5,369,185
-----------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.



See accompanying notes to financial statements.



 58    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS




                                                  COL VP        COL VP        COL VP        COL VP         COL VP GLOBAL
                                                DIV BOND,    DIV EQ INC,     DYN EQ,     GLOBAL BOND,   INFLATION PROT SEC,
YEAR ENDED DEC. 31, 2009 (CONTINUED)               CL 3          CL 3          CL 3          CL 3               CL 3
 OPERATIONS
Investment income (loss) -- net                $   643,903   $  (155,806)  $  (162,123)   $   53,239         $  398,158
Net realized gain (loss) on sales of
  investments                                       (9,348)     (922,487)   (1,500,556)       (4,752)           (10,646)
Distributions from capital gains                        --            --            --            --                218
Net change in unrealized appreciation or
  depreciation of investments                    1,927,259     5,417,764     5,483,749       538,917           (122,176)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      2,561,814     4,339,471     3,821,070       587,404            265,554
---------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                       2,600,935     2,624,872     2,500,021       712,409            694,427
Net transfers(1)                                 2,658,214    (1,369,269)   (1,776,657)      392,764          3,156,860
Transfers for policy loans                         (92,183)      (60,672)      (41,495)      (29,222)           (20,285)
Policy charges                                  (1,216,761)     (889,702)   (1,716,241)     (286,476)          (199,217)
Contract terminations:
    Surrender benefits                          (1,022,519)     (880,893)   (1,250,248)     (295,801)          (189,980)
    Death benefits                                  (2,131)           --        (8,417)           --                 --
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   2,925,555      (575,664)   (2,293,037)      493,674          3,441,805
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 17,829,787    16,278,506    18,558,379     5,395,752          2,696,943
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $23,317,156   $20,042,313   $20,086,412    $6,476,830         $6,404,302
---------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          14,554,109    14,275,784    36,252,292     3,493,132          2,465,962
Contract purchase payments                       1,980,550     2,244,109     4,857,950       442,776            616,184
Net transfers(1)                                 2,020,878    (1,075,037)   (3,462,024)      237,767          2,810,102
Transfers for policy loans                         (70,724)      (45,859)      (70,171)      (18,248)           (18,307)
Policy charges                                    (927,208)     (759,355)   (3,330,885)     (177,910)          (176,930)
Contract terminations:
    Surrender benefits                            (770,964)     (725,031)   (2,337,070)     (178,889)          (166,401)
    Death benefits                                  (1,713)           --       (20,486)           --                 --
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                16,784,928    13,914,611    31,889,606     3,798,628          5,530,610
---------------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.



See accompanying notes to financial statements.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    59

STATEMENTS OF CHANGES IN NET ASSETS




                                                   COL VP HI      COL VP      COL VP MID     COL VP MID      COL VP
                                                  YIELD BOND,    INC OPP,    CAP GRO OPP,   CAP VAL OPP,    S&P 500,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                  CL 3         CL 3          CL 3           CL 3          CL 3
 OPERATIONS
Investment income (loss) -- net                    $  311,896   $  133,361     $ (4,500)      $ (1,989)    $  (34,079)
Net realized gain (loss) on sales of investments      (48,484)      (8,127)     (27,553)       (48,084)      (154,443)
Distributions from capital gains                           --           --           --             --             --
Net change in unrealized appreciation or
  depreciation of investments                       1,088,328      892,536      249,647        129,521      1,079,995
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   1,351,740    1,017,770      217,594         79,448        891,473
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            336,453      568,486       96,361         47,742        540,534
Net transfers(1)                                     (139,852)   1,775,731      186,011        (49,606)      (156,179)
Transfers for policy loans                                853      (18,436)      (7,148)        (3,257)       (16,021)
Policy charges                                       (175,959)    (144,548)     (27,451)       (10,807)      (211,091)
Contract terminations:
    Surrender benefits                               (138,977)    (107,086)     (17,933)        (5,511)      (132,317)
    Death benefits                                         --           --           --             --             --
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (117,482)   2,074,147      229,840        (21,439)        24,926
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     2,534,508    1,836,950      306,891        197,355      3,586,299
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $3,768,766   $4,928,867     $754,325       $255,364     $4,502,698
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              2,371,107    2,138,083      384,923        321,815      5,257,159
Contract purchase payments                            255,349      532,594       95,753         75,346        764,653
Net transfers(1)                                      (84,691)   1,645,287      153,330        (70,829)      (231,177)
Transfers for policy loans                                391      (17,159)      (5,652)        (4,545)       (24,597)
Policy charges                                       (130,632)    (135,765)     (26,314)       (16,319)      (299,637)
Contract terminations:
    Surrender benefits                                (99,207)     (97,947)     (17,929)        (7,477)      (180,621)
    Death benefits                                         --           --           --             --             --
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    2,312,317    4,065,093      584,111        297,991      5,285,780
---------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.



See accompanying notes to financial statements.



 60    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS




                                                  COL VP          COL VP     COL VP SELECT   COL VP SELECT   COL VP EMER
                                             SHORT DURATION,   LG CAP GRO,    LG CAP VAL,     SM CAP VAL,     MKTS OPP,
YEAR ENDED DEC. 31, 2009 (CONTINUED)               CL 3            CL 3           CL 3            CL 3           CL 3
 OPERATIONS
Investment income (loss) -- net                 $   73,503     $   (25,568)     $   (479)      $  (6,488)     $  (21,998)
Net realized gain (loss) on sales of
  investments                                      (11,996)     (1,238,637)        1,670        (143,148)       (403,762)
Distributions from capital gains                        --              --            --              --              --
Net change in unrealized appreciation or
  depreciation of investments                       92,586       1,963,762        14,074         396,609       2,593,389
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        154,093         699,557        15,265         246,973       2,167,629
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         349,356         557,345        11,512          96,071         572,578
Net transfers(1)                                   872,554      (3,386,557)      (20,029)       (181,324)       (424,467)
Transfers for policy loans                         (14,564)        (10,464)       (2,405)          1,132         (38,718)
Policy charges                                    (239,032)       (152,219)       (3,450)        (34,624)       (181,749)
Contract terminations:
    Surrender benefits                            (158,147)        (91,172)       (1,345)        (33,009)       (161,644)
    Death benefits                                      --              --            --              --              --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                     810,167      (3,083,067)      (15,717)       (151,754)       (234,000)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  3,168,059       3,917,179        43,936         687,553       3,230,698
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $4,132,319     $ 1,533,669      $ 43,484       $ 782,772      $5,164,327
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           2,709,723      10,134,848        67,375         807,140       2,006,115
Contract purchase payments                         290,599       1,387,419        17,781         105,548         283,540
Net transfers(1)                                   721,066      (7,979,135)      (21,287)       (180,589)       (243,032)
Transfers for policy loans                         (11,959)        (22,450)       (3,633)          1,747         (18,561)
Policy charges                                    (199,367)       (374,870)       (5,259)        (37,540)        (89,732)
Contract terminations:
    Surrender benefits                            (130,609)       (223,226)       (1,753)        (33,222)        (79,577)
    Death benefits                                      --              --            --              --              --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 3,379,453       2,922,586        53,224         663,084       1,858,753
------------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.



See accompanying notes to financial statements.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    61

STATEMENTS OF CHANGES IN NET ASSETS




                                                     COL VP       VP DAVIS        VP GS        VP PTNRS
                                                   INTL OPP,    NY VENTURE,   MID CAP VAL,   SM CAP VAL,      THIRD
YEAR ENDED DEC. 31, 2009 (CONTINUED)                  CL 3          CL 3          CL 3           CL 3        AVE VAL
 OPERATIONS
Investment income (loss) -- net                   $    51,863    $  (38,343)    $   (464)     $  (31,300)  $  (31,012)
Net realized gain (loss) on sales of investments       20,533       (68,321)     (14,922)        (78,857)    (418,068)
Distributions from capital gains                           --            --           --              --      804,528
Net change in unrealized appreciation or
  depreciation of investments                       1,806,564     1,531,695       27,227       1,253,121      910,787
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   1,878,960     1,425,031       11,841       1,142,964    1,266,235
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            722,474       779,031       15,194         672,017      349,759
Net transfers(1)                                     (804,021)    2,258,375      (24,224)        150,184     (467,836)
Transfers for policy loans                            (77,908)      (32,969)       1,161         (25,931)     (20,175)
Policy charges                                       (516,597)     (180,895)      (2,192)       (155,213)    (153,984)
Contract terminations:
    Surrender benefits                               (667,271)     (134,239)        (394)       (109,591)    (241,922)
    Death benefits                                     (2,646)           --           --              --           --
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (1,345,969)    2,689,303      (10,455)        531,466     (534,158)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     7,979,690     2,435,358       71,200       2,846,741    3,126,371
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $ 8,512,681    $6,549,692     $ 72,586      $4,521,171   $3,858,448
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             13,515,412     4,123,035      102,461       2,548,806    2,481,223
Contract purchase payments                          1,177,573     1,210,456       21,920         558,826      246,631
Net transfers(1)                                   (1,285,311)    3,715,621      (44,956)        120,770     (322,739)
Transfers for policy loans                           (110,772)      (49,894)       1,504         (20,459)     (11,644)
Policy charges                                       (842,590)     (279,622)      (3,164)       (128,041)    (107,400)
Contract terminations:
    Surrender benefits                             (1,041,466)     (199,884)        (735)        (88,686)    (160,279)
    Death benefits                                     (5,755)           --           --              --           --
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   11,407,091     8,519,712       77,030       2,991,216    2,125,792
---------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.



See accompanying notes to financial statements.



 62    RIVERSOURCE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS




                                                                           WF ADV VT        WF ADV VT        WF ADV VT
                                                   WANGER       WANGER      CORE EQ,   INDEX ASSET ALLOC,    INTL EQ,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                INTL          USA         CL 2            CL 2             CL 2
 OPERATIONS
Investment income (loss) -- net                 $   176,656   $  (51,280)   $  1,342        $  2,548        $   35,496
Net realized gain (loss) on sales of
  investments                                      (415,722)    (200,480)    (27,258)        (34,303)           32,053
Distributions from capital gains                         --           --          --              --                --
Net change in unrealized appreciation or
  depreciation of investments                     2,693,638    2,320,730     124,375          61,092           291,658
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       2,454,572    2,068,970      98,459          29,337           359,207
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          941,416      904,784      88,050          46,707           118,205
Net transfers(1)                                 (1,598,234)    (512,939)    117,093         (81,092)        1,080,569
Transfers for policy loans                          (38,064)     (33,156)     (3,889)           (121)           (7,378)
Policy charges                                     (290,887)    (309,738)    (15,368)        (22,927)          (50,794)
Contract terminations:
    Surrender benefits                             (257,372)    (237,252)     (4,625)         (7,257)          (79,450)
    Death benefits                                       --       (1,623)         --              --                --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions   (1,243,141)    (189,924)    181,261         (64,690)        1,061,152
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   5,789,063    5,019,421     226,993         256,549                --
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $ 7,000,494   $6,898,467    $506,713        $221,196        $1,420,359
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            4,995,220    4,307,695     220,727         247,119                --
Contract purchase payments                          720,509      717,975      75,879          44,680           107,333
Net transfers(1)                                 (1,211,615)    (380,827)     89,488         (75,537)        1,112,510
Transfers for policy loans                          (28,353)     (24,949)     (2,707)           (116)           (6,497)
Policy charges                                     (220,738)    (242,986)    (13,428)        (22,402)          (45,972)
Contract terminations:
    Surrender benefits                             (185,807)    (175,761)     (3,773)         (7,533)          (66,633)
    Death benefits                                       --       (1,042)         --              --                --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  4,069,216    4,200,105     366,186         186,211         1,100,741
----------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.



See accompanying notes to financial statements.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    63

STATEMENTS OF CHANGES IN NET ASSETS




                                                                        WF ADV VT    WF ADV VT
                                                                           OPP,     SM CAP GRO,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                                       CL 2         CL 2
 OPERATIONS
Investment income (loss) -- net                                          $ (1,064)   $  (3,973)
Net realized gain (loss) on sales of investments                          (16,077)    (165,838)
Distributions from capital gains                                               --           --
Net change in unrealized appreciation or depreciation of investments       63,192      324,026
-----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations            46,051      154,215
-----------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                                 23,629       75,960
Net transfers(1)                                                           32,115      (23,480)
Transfers for policy loans                                                   (236)      (3,419)
Policy charges                                                             (5,500)     (20,215)
Contract terminations:
    Surrender benefits                                                     (5,393)      (8,451)
    Death benefits                                                             --           --
-----------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                             44,615       20,395
-----------------------------------------------------------------------------------------------
Net assets at beginning of year                                            83,967      412,221
-----------------------------------------------------------------------------------------------
Net assets at end of year                                                $174,633    $ 586,831
-----------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                     85,054      370,847
Contract purchase payments                                                 21,064       58,771
Net transfers(1)                                                           24,106      (55,108)
Transfers for policy loans                                                   (102)      (3,500)
Policy charges                                                             (4,789)     (15,385)
Contract terminations:
    Surrender benefits                                                     (4,593)      (6,724)
    Death benefits                                                             --           --
-----------------------------------------------------------------------------------------------
Units outstanding at end of year                                          120,740      348,901
-----------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.



See accompanying notes to financial statements.





 64    RIVERSOURCE OF NEW YORK ACCOUNT 8

NOTES TO FINANCIAL STATEMENTS



1. ORGANIZATION

RiverSource of New York Account 8 (the Account) was established under New York law as a segregated asset account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the New York State Insurance Department.

The Account is used as a funding vehicle for individual variable life insurance policies issued by RiverSource Life of NY. The following is a list of each variable life insurance product funded through the Account.

RiverSource Succession Select(R) Variable Life Insurance
RiverSource(R) Variable Second-To-Die Life Insurance*
RiverSource(R) Variable Universal Life
RiverSource(R) Variable Universal Life III*
RiverSource(R) Variable Universal Life IV

RiverSource(R) Variable Universal Life IV - Estate Series





   * New contracts are no longer being issued for this product. As a result, an annual contract prospectus and statement of additional information are no longer distributed. An annual report for this product is distributed to all current contract holders.



The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding division name are provided below. Each division is comprised of subaccounts. Individual variable life insurance policies invest in subaccounts.



DIVISION                           FUND
--------------------------------------------------------------------------------------------------------------
AB VPS Gro & Inc, Cl B             AllianceBernstein VPS Growth and Income Portfolio (Class B)
AB VPS Intl Val, Cl B              AllianceBernstein VPS International Value Portfolio (Class B)
AB VPS Lg Cap Gro, Cl B            AllianceBernstein VPS Large Cap Growth Portfolio (Class B)
AC VP Intl, Cl I                   American Century VP International, Class I
AC VP Intl, Cl II                  American Century VP International, Class II
AC VP Val, Cl I                    American Century VP Value, Class I
AC VP Val, Cl II                   American Century VP Value, Class II
Calvert VP SRI Bal                 Calvert Variable Series, Inc. VP SRI Balanced Portfolio
                                     (previously Calvert Variable Series, Inc. VP SRI Social Balanced
                                     Portfolio)
Col VP Hi Inc, Cl 2                Columbia Variable Portfolio - High Income Fund, Class 2
                                     (previously Columbia High Yield Fund, Variable Series, Class B)
CS Commodity Return                Credit Suisse Trust - Commodity Return Strategy Portfolio
CS U.S. Eq Flex I                  Credit Suisse Trust - U.S. Equity Flex I Portfolio(1)
EV VT Floating-Rate Inc            Eaton Vance VT Floating-Rate Income Fund
Fid VIP Contrafund, Serv Cl 2      Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl         Fidelity(R) VIP Growth & Income Portfolio Service Class
Fid VIP Gro & Inc, Serv Cl 2       Fidelity(R) VIP Growth & Income Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl           Fidelity(R) VIP Mid Cap Portfolio Service Class
Fid VIP Mid Cap, Serv Cl 2         Fidelity(R) VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl          Fidelity(R) VIP Overseas Portfolio Service Class
Fid VIP Overseas, Serv Cl 2        Fidelity(R) VIP Overseas Portfolio Service Class 2
FTVIPT Frank Global Real Est,      FTVIPT Franklin Global Real Estate Securities Fund - Class 2
  Cl 2
FTVIPT Frank Sm Cap Val, Cl 2      FTVIPT Franklin Small Cap Value Securities Fund - Class 2
FTVIPT Mutual Shares Sec, Cl 2     FTVIPT Mutual Shares Securities Fund - Class 2
GS VIT Mid Cap Val, Inst           Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares
GS VIT Structd Sm Cap Eq, Inst     Goldman Sachs VIT Structured Small Cap Equity Fund - Institutional Shares
GS VIT Structd U.S. Eq, Inst       Goldman Sachs VIT Structured U.S. Equity Fund - Institutional Shares
Invesco VI Cap Appr, Ser I         Invesco V.I. Capital Appreciation Fund, Series I Shares
Invesco VI Cap Appr, Ser II        Invesco V.I. Capital Appreciation Fund, Series II Shares
Invesco VI Cap Dev, Ser I          Invesco V.I. Capital Development Fund, Series I Shares(2)
Invesco VI Cap Dev, Ser II         Invesco V.I. Capital Development Fund, Series II Shares
Invesco VI Core Eq, Ser I          Invesco V.I. Core Equity Fund, Series I Shares
Invesco VI Dyn, Ser I              Invesco V.I. Dynamics Fund, Series I Shares(2)
Invesco VI Fin Serv, Ser I         Invesco V.I. Financial Services Fund, Series I Shares(3)
Invesco VI Intl Gro, Ser II        Invesco V.I. International Growth Fund, Series II Shares
Invesco VI Tech, Ser I             Invesco V.I. Technology Fund, Series I Shares
Invesco VanK VI Comstock, Ser II   Invesco Van Kampen V.I. Comstock Fund, Series II Shares
                                     (previously Van Kampen Life Investment Trust Comstock Portfolio, Series
                                     II Shares)
Janus Aspen Enterprise, Serv       Janus Aspen Series Enterprise Portfolio: Service Shares

-






                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    65

DIVISION                           FUND
--------------------------------------------------------------------------------------------------------------
Janus Aspen Global Tech, Serv      Janus Aspen Series Global Technology Portfolio: Service Shares
Janus Aspen Janus, Serv            Janus Aspen Series Janus Portfolio: Service Shares
Janus Aspen Overseas, Serv         Janus Aspen Series Overseas Portfolio: Service Shares
MFS Inv Gro Stock, Serv Cl         MFS(R) Investors Growth Stock Series - Service Class
MFS New Dis, Serv Cl               MFS(R) New Discovery Series - Service Class
MFS Utilities, Serv Cl             MFS(R) Utilities Series - Service Class
MS UIF Global Real Est, Cl II      Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares
                                     (previously Van Kampen's UIF Global Real Estate Portfolio, Class II
                                     Shares)
MS UIF Mid Cap Gro, Cl II          Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares
                                     (previously Van Kampen's UIF Mid Cap Growth Portfolio, Class II Shares)
Oppen Global Sec VA, Serv          Oppenheimer Global Securities Fund/VA, Service Shares
Oppen Global Strategic Inc VA,     Oppenheimer Global Strategic Income Fund/VA, Service Shares
  Srv
Oppen Main St Sm Mid Cap VA, Serv  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA, Service Shares
                                     (previously Oppenheimer Main Street Small Cap Fund/VA, Service Shares)
PIMCO VIT All Asset, Advisor Cl    PIMCO VIT All Asset Portfolio, Advisor Share Class
Put VT Global Hlth Care, Cl IB     Putnam VT Global Health Care Fund - Class IB Shares
Put VT Hi Yield, Cl IB             Putnam VT High Yield Fund - Class IB Shares
Put VT Intl Eq, Cl IB              Putnam VT International Equity Fund - Class IB Shares
Put VT Multi-Cap Gro, Cl IA        Putnam VT Multi-Cap Growth Fund - Class IA Shares
                                     (previously Putnam VT New Opportunities Fund - Class IA Shares)
Put VT Multi-Cap Gro, Cl IB        Putnam VT Multi-Cap Growth Fund - Class IB Shares(4)
Royce Micro-Cap, Invest Cl         Royce Capital Fund - Micro-Cap Portfolio, Investment Class
Disc Asset Alloc, Aggr             Disciplined Asset Allocation Portfolios - Aggressive(5)
Disc Asset Alloc, Conserv          Disciplined Asset Allocation Portfolios - Conservative(6)
Disc Asset Alloc, Mod              Disciplined Asset Allocation Portfolios - Moderate(7)
Disc Asset Alloc, Mod Aggr         Disciplined Asset Allocation Portfolios - Moderately Aggressive(8)
Disc Asset Alloc, Mod Conserv      Disciplined Asset Allocation Portfolios - Moderately Conservative(9)
Col VP Bal, Cl 3                   Columbia Variable Portfolio - Balanced Fund (Class 3)
                                     (previously RVST RiverSource Variable Portfolio - Balanced Fund
                                     (Class 3))
Col VP Cash Mgmt, Cl 3             Columbia Variable Portfolio - Cash Management Fund (Class 3)
                                     (previously RVST RiverSource Variable Portfolio - Cash Management Fund
                                     (Class 3))
Col VP Div Bond, Cl 3              Columbia Variable Portfolio - Diversified Bond Fund (Class 3)
                                     (previously RVST RiverSource Variable Portfolio - Diversified Bond Fund
                                     (Class 3))
Col VP Div Eq Inc, Cl 3            Columbia Variable Portfolio - Diversified Equity Income Fund (Class 3)
                                     (previously RVST RiverSource Variable Portfolio - Diversified Equity
                                     Income Fund (Class 3))
Col VP Dyn Eq, Cl 3                Columbia Variable Portfolio - Dynamic Equity Fund (Class 3)
                                     (previously RVST RiverSource Variable Portfolio - Dynamic Equity Fund
                                     (Class 3))
Col VP Global Bond, Cl 3           Columbia Variable Portfolio - Global Bond Fund (Class 3)
                                     (previously RVST RiverSource Variable Portfolio - Global Bond Fund
                                     (Class 3))
Col VP Global Inflation Prot Sec,  Columbia Variable Portfolio - Global Inflation Protected Securities Fund
  Cl 3                               (Class 3)
                                     (previously RVST RiverSource Variable Portfolio - Global Inflation
                                     Protected Securities Fund (Class 3))
Col VP Hi Yield Bond, Cl 3         Columbia Variable Portfolio - High Yield Bond Fund (Class 3)
                                     (previously RVST RiverSource Variable Portfolio - High Yield Bond Fund
                                     (Class 3))
Col VP Inc Opp, Cl 3               Columbia Variable Portfolio - Income Opportunities Fund (Class 3)
                                     (previously RVST RiverSource Variable Portfolio - Income Opportunities
                                     Fund (Class 3))
Col VP Mid Cap Gro Opp, Cl 3       Columbia Variable Portfolio - Mid Cap Growth Opportunity Fund (Class 3)
                                     (previously RVST RiverSource Variable Portfolio - Mid Cap Growth Fund
                                     (Class 3))
Col VP Mid Cap Val Opp, Cl 3       Columbia Variable Portfolio - Mid Cap Value Opportunity Fund (Class 3)
                                     (previously RVST RiverSource Variable Portfolio - Mid Cap Value Fund
                                     (Class 3))
Col VP S&P 500, Cl 3               Columbia Variable Portfolio - S&P 500 Index Fund (Class 3)
                                     (previously RVST RiverSource Variable Portfolio - S&P 500 Index Fund
                                     (Class 3))
Col VP Short Duration, Cl 3        Columbia Variable Portfolio - Short Duration U.S. Government Fund (Class 3)
                                     (previously RVST RiverSource Variable Portfolio - Short Duration U.S.
                                     Government Fund (Class 3))
Col VP Lg Cap Gro, Cl 3            Columbia Variable Portfolio - Large Cap Growth Fund (Class 3)
                                     (previously RVST Seligman Variable Portfolio - Growth Fund (Class 3))
Col VP Select Lg Cap Val, Cl 3     Columbia Variable Portfolio - Select Large-Cap Value Fund (Class 3)
                                     (previously RVST Seligman Variable Portfolio - Larger-Cap Value Fund
                                     (Class 3))
Col VP Select Sm Cap Val, Cl 3     Columbia Variable Portfolio - Select Smaller-Cap Value Fund (Class 3)
                                     (previously RVST Seligman Variable Portfolio - Smaller-Cap Value Fund
                                     (Class 3))
Col VP Emer Mkts Opp, Cl 3         Columbia Variable Portfolio - Emerging Markets Opportunity Fund (Class 3)
                                     (previously RVST Threadneedle Variable Portfolio - Emerging Markets Fund
                                     (Class 3))
Col VP Intl Opp, Cl 3              Columbia Variable Portfolio - International Opportunity Fund (Class 3)
                                     (previously RVST Threadneedle Variable Portfolio - International
                                     Opportunity Fund (Class 3))
VP Aggr, Cl 2                      Variable Portfolio - Aggressive Portfolio (Class 2)(5)
VP Aggr, Cl 4                      Variable Portfolio - Aggressive Portfolio (Class 4)
VP Conserv, Cl 2                   Variable Portfolio - Conservative Portfolio (Class 2)(6)
VP Conserv, Cl 4                   Variable Portfolio - Conservative Portfolio (Class 4)
VP Davis NY Venture, Cl 3          Variable Portfolio - Davis New York Venture Fund (Class 3)

-






 66    RIVERSOURCE OF NEW YORK ACCOUNT 8

DIVISION                           FUND
--------------------------------------------------------------------------------------------------------------
VP GS Mid Cap Val, Cl 3            Variable Portfolio - Goldman Sachs Mid Cap Value Fund (Class 3)
VP Mod, Cl 2                       Variable Portfolio - Moderate Portfolio (Class 2)(7)
VP Mod, Cl 4                       Variable Portfolio - Moderate Portfolio (Class 4)
VP Mod Aggr, Cl 2                  Variable Portfolio - Moderately Aggressive Portfolio (Class 2)(8)
VP Mod Aggr, Cl 4                  Variable Portfolio - Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 2               Variable Portfolio - Moderately Conservative Portfolio (Class 2)(9)
VP Mod Conserv, Cl 4               Variable Portfolio - Moderately Conservative Portfolio (Class 4)
VP Ptnrs Sm Cap Val, Cl 3          Variable Portfolio - Partners Small Cap Value Fund (Class 3)
Third Ave Val                      Third Avenue Value Portfolio
Wanger Intl                        Wanger International
Wanger USA                         Wanger USA
WF Adv VT Core Eq, Cl 2            Wells Fargo Advantage VT Core Equity Fund - Class 2
WF Adv VT Index Asset Alloc, Cl 2  Wells Fargo Advantage VT Index Asset Allocation Fund - Class 2
WF Adv VT Intl Eq, Cl 2            Wells Fargo Advantage VT International Equity Fund - Class 2(10)
WF Adv VT Opp, Cl 2                Wells Fargo Advantage VT Opportunity Fund - Class 2
WF Adv VT Sm Cap Gro, Cl 2         Wells Fargo Advantage VT Small Cap Growth Fund - Class 2
--------------------------------------------------------------------------------------------------------------






   (1) Credit Suisse Trust - U.S. Equity Flex III Portfolio reorganized into Credit Suisse Trust - U.S. Equity Flex I Portfolio on Oct. 2, 2009.



   (2) Invesco V.I. Dynamics Fund, Series I Shares is scheduled to be merged into Invesco V.I. Capital Development Fund, Series I Shares on April 29, 2011.


   (3) Invesco V.I. Financial Services Fund, Series I Shares is scheduled to be merged into Invesco V.I. Dividend Growth Fund, Series I Shares on April 29, 2011.



   (4) Putnam VT Vista Fund - Class IB Shares merged into Putnam VT Multi-Cap Growth Fund - Class IB Shares on Sept. 24, 2010.




   (5) Disciplined Asset Allocation Portfolios - Aggressive is scheduled to be merged into Variable Portfolio - Aggressive Portfolio (Class 2) on April 29, 2011.




   (6) Disciplined Asset Allocation Portfolios - Conservative is scheduled to be merged into Variable Portfolio - Conservative Portfolio (Class 2) on April 29, 2011.




   (7) Disciplined Asset Allocation Portfolios - Moderate is scheduled to be merged into Variable Portfolio - Moderate Portfolio (Class 2) on April 29, 2011.




   (8) Disciplined Asset Allocation Portfolios - Moderately Aggressive is scheduled to be merged into Variable Portfolio - Moderately Aggressive Portfolio (Class 2) on April 29, 2011.




   (9) Disciplined Asset Allocation Portfolios - Moderately Conservative is scheduled to be merged into Variable Portfolio - Moderately Conservative Portfolio (Class 2) on April 29, 2011.




  (10) Evergreen VA International Equity Fund - Class 2 merged into Wells Fargo Advantage VT International Core Fund on July 16, 2010. In addition, Wells Fargo Advantage VT International Core Fund changed its name to Wells Fargo Advantage VT International Equity Fund - Class 2. The historical financial information for Evergreen VA International Equity Fund - Class 2 was retained from the inception date to the date of the merger.



The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life of NY.



Ameriprise Financial Services, Inc., an affiliate of RiverSource Life of NY, serves as distributor of the variable life insurance policies.



2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS
Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division's share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

The Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:


     Level 1 - Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.



     Level 2 - Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.



     Level 3 - Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.


The Funds in the Accounts have been assigned a Level 2 hierarchy, which indicates that the Funds are not considered to be active as there are few daily net asset values released publicly. Investments in shares of the Funds are stated at fair value which is the net asset value per share as determined by the respective Funds. There were no transfers between levels as of Dec. 31, 2010.



                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    67

FEDERAL INCOME TAXES
RiverSource Life of NY is taxed as a life insurance company. The Account is treated as part of RiverSource Life of NY for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the policies. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life of NY will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the policies.

SUBSEQUENT EVENTS
Management has evaluated Account related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through the date of issuance of the Account's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Account's financial statements.

USE OF ESTIMATES
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.


3. VARIABLE ACCOUNT EXPENSES

RiverSource Life of NY deducts a daily mortality and expense risk fee equal, on an annual basis, to 0.45% or 0.90% of the average daily net assets of each subaccount depending on the product selected.


4. POLICY CHARGES

A monthly deduction is made for the cost of insurance and the policy fee. The cost of insurance for the policy month is determined on the monthly date by determining the net amount at risk, as of that day, and by then applying the cost of insurance rates to the net amount at risk which RiverSource Life of NY is assuming for the succeeding month. The monthly deduction will be taken from the subaccounts as specified in the application for the policy.

A policy fee is deducted each month to reimburse RiverSource Life of NY for expenses incurred in administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners of policies.


RiverSource Life of NY deducts a premium expense charge from each premium payment. It partially compensates RiverSource Life of NY for expenses associated with administering and distributing the policy, including the agents' compensation, advertising and printing the prospectus and sales literature. It also compensates RiverSource Life of NY for paying premium taxes imposed by the state of New York.


Each month RiverSource Life of NY deducts charges for any optional insurance benefits added to the policy by rider.

Some products may also charge a death benefit guarantee charge.

Additional information can be found in the applicable product's prospectus.


5. SURRENDER CHARGES

RiverSource Life of NY will use a surrender charge to help it recover certain expenses related to the issuance of the policy. Additional information regarding how the surrender charge is determined can be found in the applicable product's prospectus. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from surrender benefits paid by RiverSource Life of NY. Charges by RiverSource Life of NY for surrenders are not identified on an individual division basis.


6. RELATED PARTY TRANSACTIONS

RiverSource Life of NY is a wholly-owned subsidiary of RiverSource Life, which is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

On May 1, 2010, Ameriprise Financial announced the closing of its acquisition of the long-term asset management business of Columbia Management Group, LLC and certain of its affiliated companies from Bank of America (the Columbia Transaction). In connection with the Columbia Transaction, effective May 1, 2010, certain Fund's investment manager, RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, changed its name to Columbia Management Investment Advisers, LLC. Certain divisions invest in Funds managed by Columbia Management Investment Advisers, LLC and Columbia Wanger Asset Management, LLC, both affiliates of Ameriprise Financial.



 68    RIVERSOURCE OF NEW YORK ACCOUNT 8

The following table reflects fees paid by certain funds to Ameriprise Financial and its affiliates. Additional details about these asset based charges can be found in the respective Fund's Annual Report.



FEE AGREEMENT:                     FEES PAID TO:
---------------------------------------------------------------------------------------------
Investment Management Services     Columbia Management Investment Advisers, LLC
  Agreement
---------------------------------------------------------------------------------------------
Administrative Services Agreement  Ameriprise Financial
---------------------------------------------------------------------------------------------
Transfer Agency and Servicing      Columbia Management Investment Services Corp. (previously
  Agreement                        RiverSource Service Corporation)
---------------------------------------------------------------------------------------------
Plan and Agreement of              Columbia Management Investment Distributors, Inc.
  Distribution Pursuant to Rule    (previously RiverSource Distributors, Inc.)
  12b-1
---------------------------------------------------------------------------------------------




During the second quarter of 2010, assets of policyholders participating in the Portfolio Navigator program were reallocated to affiliated fund of funds investment options that corresponded to their model portfolio, pursuant to their consent. This reallocation in part resulted in a movement of assets from non-affiliated funds and RiverSource Life of NY's general account to affiliated funds.



7. INVESTMENT TRANSACTIONS


The divisions' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2010 were as follows:



DIVISION                                PURCHASES
---------------------------------------------------
AB VPS Gro & Inc, Cl B                  $   134,250
AB VPS Intl Val, Cl B                       536,716
AB VPS Lg Cap Gro, Cl B                      44,327
AC VP Intl, Cl I                            114,001
AC VP Intl, Cl II                            72,638
AC VP Val, Cl I                             349,587
AC VP Val, Cl II                            253,048
Calvert VP SRI Bal                          102,357
Col VP Hi Inc, Cl 2                          91,947
CS Commodity Return                         226,642
CS U.S. Eq Flex I                            39,994
EV VT Floating-Rate Inc                     617,689
Fid VIP Contrafund, Serv Cl 2               582,990
Fid VIP Gro & Inc, Serv Cl                  208,657
Fid VIP Gro & Inc, Serv Cl 2                174,081
Fid VIP Mid Cap, Serv Cl                    285,653
Fid VIP Mid Cap, Serv Cl 2                  761,363
Fid VIP Overseas, Serv Cl                   154,922
Fid VIP Overseas, Serv Cl 2                 167,053
FTVIPT Frank Global Real Est, Cl 2          313,793
FTVIPT Frank Sm Cap Val, Cl 2               239,266
FTVIPT Mutual Shares Sec, Cl 2              294,523
GS VIT Mid Cap Val, Inst                    360,906
GS VIT Structd Sm Cap Eq, Inst              119,926
GS VIT Structd U.S. Eq, Inst                200,138
Invesco VI Cap Appr, Ser I                   78,651
Invesco VI Cap Appr, Ser II                  82,654
Invesco VI Cap Dev, Ser I                    83,353
Invesco VI Cap Dev, Ser II                   66,523
Invesco VI Core Eq, Ser I                   400,313
Invesco VI Dyn, Ser I                         5,038
Invesco VI Fin Serv, Ser I                  114,129
Invesco VI Intl Gro, Ser II                 553,089
Invesco VI Tech, Ser I                       76,842
Invesco VanK VI Comstock, Ser II            253,553
Janus Aspen Enterprise, Serv                 28,376
Janus Aspen Global Tech, Serv               160,127
Janus Aspen Janus, Serv                     568,523
Janus Aspen Overseas, Serv                  593,358
MFS Inv Gro Stock, Serv Cl                  645,698
MFS New Dis, Serv Cl                        266,620
MFS Utilities, Serv Cl                      185,957
MS UIF Global Real Est, Cl II               146,469
MS UIF Mid Cap Gro, Cl II                    97,179
Oppen Global Sec VA, Serv                   247,424
Oppen Global Strategic Inc VA, Srv        1,667,982
Oppen Main St Sm Mid Cap VA, Serv            74,489
PIMCO VIT All Asset, Advisor Cl           1,584,998
Put VT Global Hlth Care, Cl IB               41,270
Put VT Hi Yield, Cl IB                       80,208
Put VT Intl Eq, Cl IB                        16,590
Put VT Multi-Cap Gro, Cl IA                 273,975
Put VT Multi-Cap Gro, Cl IB                 322,373
Royce Micro-Cap, Invest Cl                  208,101
Disc Asset Alloc, Aggr                      415,210
Disc Asset Alloc, Conserv                   432,074
Disc Asset Alloc, Mod                       799,784
Disc Asset Alloc, Mod Aggr                  335,378
Disc Asset Alloc, Mod Conserv               202,046
Col VP Bal, Cl 3                         16,989,160
Col VP Cash Mgmt, Cl 3                    7,543,970
Col VP Div Bond, Cl 3                    25,743,010
Col VP Div Eq Inc, Cl 3                  23,361,802
Col VP Dyn Eq, Cl 3                      24,248,190
Col VP Global Bond, Cl 3                  7,304,559
Col VP Global Inflation Prot Sec, Cl 3    8,106,115
Col VP Hi Yield Bond, Cl 3                4,027,398
Col VP Inc Opp, Cl 3                      5,207,589
Col VP Mid Cap Gro Opp, Cl 3                786,882
Col VP Mid Cap Val Opp, Cl 3                393,167
Col VP S&P 500, Cl 3                      4,927,227
Col VP Short Duration, Cl 3               5,322,022
Col VP Lg Cap Gro, Cl 3                   1,804,843
Col VP Select Lg Cap Val, Cl 3               50,496
Col VP Select Sm Cap Val, Cl 3            1,149,064
Col VP Emer Mkts Opp, Cl 3                5,542,180
Col VP Intl Opp, Cl 3                     7,153,137
VP Aggr, Cl 2                             1,350,868
VP Aggr, Cl 4                            13,895,657
VP Conserv, Cl 2                            189,255
VP Conserv, Cl 4                          3,021,768
VP Davis NY Venture, Cl 3                 7,141,633
VP GS Mid Cap Val, Cl 3                     147,840
VP Mod, Cl 2                              4,127,576
VP Mod, Cl 4                             38,029,616
VP Mod Aggr, Cl 2                         4,156,845
VP Mod Aggr, Cl 4                        41,350,351
VP Mod Conserv, Cl 2                        603,994
VP Mod Conserv, Cl 4                      8,735,976
VP Ptnrs Sm Cap Val, Cl 3                 4,930,712
Third Ave Val                               284,836
Wanger Intl                                 656,880
Wanger USA                                  290,603
WF Adv VT Core Eq, Cl 2                     214,237
WF Adv VT Index Asset Alloc, Cl 2            30,912
WF Adv VT Intl Eq, Cl 2                     166,519
WF Adv VT Opp, Cl 2                          76,080
WF Adv VT Sm Cap Gro, Cl 2                  107,893
---------------------------------------------------






                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    69

8. ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS


The following is a summary of accumulation unit values at Dec. 31, 2010:



                                                AB VPS            AB VPS            AB VPS             AC VP             AC VP
                                              GRO & INC,         INTL VAL,        LG CAP GRO,          INTL,             INTL,
SUBACCOUNT                                       CL B              CL B              CL B              CL I              CL II
                                           ----------------------------------------------------------------------------------------
0.45%                                            $1.41             $1.61             $1.58             $1.66             $  --
0.90%                                             1.21              1.49              0.94              1.04              1.70
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                    CALVERT           COL VP              CS
                                              AC VP VAL,        AC VP VAL,          VP SRI            HI INC,          COMMODITY
SUBACCOUNT                                       CL I              CL II              BAL              CL 2             RETURN
                                           ----------------------------------------------------------------------------------------
0.45%                                            $1.47             $  --             $1.43             $1.54             $1.47
0.90%                                             1.68              1.42              1.02              1.27              1.01
-----------------------------------------------------------------------------------------------------------------------------------

                                                  CS               EV VT            FID VIP           FID VIP           FID VIP
                                                U.S. EQ        FLOATING-RATE      CONTRAFUND,       GRO & INC,        GRO & INC,
SUBACCOUNT                                      FLEX I              INC            SERV CL 2          SERV CL          SERV CL 2
                                           ----------------------------------------------------------------------------------------
0.45%                                            $1.60             $1.48             $1.71             $1.59             $  --
0.90%                                             0.60              1.10              0.96              1.04              1.22
-----------------------------------------------------------------------------------------------------------------------------------

                                                FID VIP           FID VIP           FID VIP           FID VIP        FTVIPT FRANK
                                               MID CAP,          MID CAP,          OVERSEAS,         OVERSEAS,     GLOBAL REAL EST,
SUBACCOUNT                                      SERV CL          SERV CL 2          SERV CL          SERV CL 2           CL 2
                                           ----------------------------------------------------------------------------------------
0.45%                                            $1.89             $  --             $1.62             $  --             $1.65
0.90%                                             2.39              2.30              1.18              1.68              1.75
-----------------------------------------------------------------------------------------------------------------------------------

                                             FTVIPT FRANK                           GS VIT        GS VIT STRUCTD    GS VIT STRUCTD
                                              SM CAP VAL,      FTVIPT MUTUAL     MID CAP VAL,       SM CAP EQ,         U.S. EQ,
SUBACCOUNT                                       CL 2        SHARES SEC, CL 2        INST              INST              INST
                                           ----------------------------------------------------------------------------------------
0.45%                                            $1.85             $1.47             $1.76             $1.86             $1.48
0.90%                                             2.30              1.41              2.40              1.49              0.91
-----------------------------------------------------------------------------------------------------------------------------------

                                                INVESCO           INVESCO           INVESCO           INVESCO           INVESCO
                                             VI CAP APPR,      VI CAP APPR,       VI CAP DEV,       VI CAP DEV,       VI CORE EQ,
SUBACCOUNT                                       SER I            SER II             SER I            SER II             SER I
                                           ----------------------------------------------------------------------------------------
0.45%                                            $1.44             $  --             $1.75             $  --             $1.51
0.90%                                             0.68              1.15              1.32              1.55              1.87
-----------------------------------------------------------------------------------------------------------------------------------

                                                INVESCO           INVESCO           INVESCO           INVESCO        INVESCO VANK
                                                VI DYN,        VI FIN SERV,      VI INTL GRO,        VI TECH,        VI COMSTOCK,
SUBACCOUNT                                       SER I             SER I            SER II             SER I            SER II
                                           ----------------------------------------------------------------------------------------
0.45%                                            $  --             $1.86             $1.62             $1.99             $1.66
0.90%                                             1.61              0.62              0.91              1.49              0.85
-----------------------------------------------------------------------------------------------------------------------------------

                                              JANUS ASPEN       JANUS ASPEN       JANUS ASPEN       JANUS ASPEN         MFS INV
                                              ENTERPRISE,      GLOBAL TECH,         JANUS,           OVERSEAS,        GRO STOCK,
SUBACCOUNT                                       SERV              SERV              SERV              SERV             SERV CL
                                           ----------------------------------------------------------------------------------------
0.45%                                            $1.92             $2.03             $1.62             $2.34             $1.64
0.90%                                             0.86              0.68              0.95              2.06              0.77
-----------------------------------------------------------------------------------------------------------------------------------

                                                  MFS               MFS             MS UIF            MS UIF         OPPEN GLOBAL
                                               NEW DIS,         UTILITIES,     GLOBAL REAL EST,    MID CAP GRO,         SEC VA,
SUBACCOUNT                                      SERV CL           SERV CL            CL II             CL II             SERV
                                           ----------------------------------------------------------------------------------------
0.45%                                            $2.40             $1.55             $2.00             $2.20             $1.75
0.90%                                             1.33              2.54              0.81              1.17              1.05
-----------------------------------------------------------------------------------------------------------------------------------






                                             OPPEN GLOBAL
                                             STRATEGIC INC     OPPEN MAIN ST         PIMCO         PUT VT GLOBAL        PUT VT
                                                  VA,         SM MID CAP VA,    VIT ALL ASSET,      HLTH CARE,         HI YIELD,
SUBACCOUNT                                        SRV              SERV           ADVISOR CL           CL IB             CL IB
                                           ----------------------------------------------------------------------------------------
0.45%                                            $1.36             $1.88             $1.42             $1.29             $1.63
0.90%                                             1.28              0.99              1.18              1.35              1.91
-----------------------------------------------------------------------------------------------------------------------------------

                                                PUT VT            PUT VT            PUT VT             ROYCE             DISC
                                               INTL EQ,       MULTI-CAP GRO,    MULTI-CAP GRO,      MICRO-CAP,       ASSET ALLOC,
SUBACCOUNT                                       CL IB             CL IA             CL IB           INVEST CL           AGGR
                                           ----------------------------------------------------------------------------------------
0.45%                                            $1.55             $1.65             $1.13             $2.20             $1.48
0.90%                                             1.51              1.47              1.13              2.91              0.97
-----------------------------------------------------------------------------------------------------------------------------------






 70    RIVERSOURCE OF NEW YORK ACCOUNT 8

                                                 DISC              DISC              DISC              DISC
                                             ASSET ALLOC,      ASSET ALLOC,      ASSET ALLOC,      ASSET ALLOC,       COL VP BAL,
SUBACCOUNT                                      CONSERV             MOD            MOD AGGR         MOD CONSERV          CL 3
                                           ----------------------------------------------------------------------------------------

0.45%                                            $1.30             $1.39             $1.44             $1.34             $1.47
0.90%                                             1.05              0.99              0.98              1.02              1.03
-----------------------------------------------------------------------------------------------------------------------------------

                                                COL VP            COL VP            COL VP            COL VP            COL VP
                                              CASH MGMT,         DIV BOND,        DIV EQ INC,         DYN EQ,        GLOBAL BOND,
SUBACCOUNT                                       CL 3              CL 3              CL 3              CL 3              CL 3
                                           ----------------------------------------------------------------------------------------
0.45%                                            $0.99             $1.22             $1.63             $1.61             $1.21
0.90%                                             1.11              1.49              1.67              0.73              1.80
-----------------------------------------------------------------------------------------------------------------------------------

                                             COL VP GLOBAL
                                            INFLATION PROT       COL VP HI          COL VP          COL VP MID        COL VP MID
                                                 SEC,           YIELD BOND,        INC OPP,        CAP GRO OPP,      CAP VAL OPP,
SUBACCOUNT                                       CL 3              CL 3              CL 3              CL 3              CL 3
                                           ----------------------------------------------------------------------------------------

0.45%                                            $1.12             $1.66             $1.52             $2.18             $1.85
0.90%                                             1.19              1.84              1.36              1.62              1.04
-----------------------------------------------------------------------------------------------------------------------------------

                                                COL VP            COL VP            COL VP         COL VP SELECT     COL VP SELECT
                                               S&P 500,       SHORT DURATION,     LG CAP GRO,       LG CAP VAL,       SM CAP VAL,
SUBACCOUNT                                       CL 3              CL 3              CL 3              CL 3              CL 3
                                           ----------------------------------------------------------------------------------------
0.45%                                            $1.56             $1.07             $1.68             $1.67             $1.93
0.90%                                             0.97              1.25              0.61              0.97              1.48
-----------------------------------------------------------------------------------------------------------------------------------

                                              COL VP EMER         COL VP
                                               MKTS OPP,         INTL OPP,         VP AGGR,          VP AGGR,         VP CONSERV,
SUBACCOUNT                                       CL 3              CL 3              CL 2              CL 4              CL 2
                                           ----------------------------------------------------------------------------------------
0.45%                                            $2.31             $1.62             $1.13             $1.13             $1.05
0.90%                                             3.30              0.84              1.12              1.12              1.05
-----------------------------------------------------------------------------------------------------------------------------------

                                                                 VP DAVIS            VP GS
                                              VP CONSERV,       NY VENTURE,      MID CAP VAL,         VP MOD,           VP MOD,
SUBACCOUNT                                       CL 4              CL 3              CL 3              CL 2              CL 4
                                           ----------------------------------------------------------------------------------------
0.45%                                            $1.05             $1.62             $1.78             $1.10             $1.10
0.90%                                             1.05              0.85              1.14              1.09              1.09
-----------------------------------------------------------------------------------------------------------------------------------

                                                VP MOD            VP MOD            VP MOD            VP MOD           VP PTNRS
                                                 AGGR,             AGGR,           CONSERV,          CONSERV,         SM CAP VAL,
SUBACCOUNT                                       CL 2              CL 4              CL 2              CL 4              CL 3
                                           ----------------------------------------------------------------------------------------
0.45%                                            $1.12             $1.12             $1.07             $1.07             $1.85
0.90%                                             1.11              1.11              1.07              1.07              1.86
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                       WF ADV VT
                                                                                                     WF ADV VT        INDEX ASSET
                                                 THIRD            WANGER            WANGER           CORE EQ,           ALLOC,
SUBACCOUNT                                      AVE VAL            INTL               USA              CL 2              CL 2
                                           ----------------------------------------------------------------------------------------
0.45%                                            $1.79             $2.01             $1.87             $1.73             $  --
0.90%                                             2.05              2.13              2.01              1.59              1.33
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                   WF ADV VT         WF ADV VT         WF ADV VT
                                                                                   INTL EQ,            OPP,           SM CAP GRO,
SUBACCOUNT                                                                           CL 2              CL 2              CL 2
                                                                               ----------------------------------------------------
0.45%                                                                                $1.50             $1.93             $2.16
0.90%                                                                                 1.49              1.77              2.11
-----------------------------------------------------------------------------------------------------------------------------------




The following is a summary of units outstanding at Dec. 31, 2010:



                                                AB VPS            AB VPS            AB VPS             AC VP             AC VP
                                              GRO & INC,         INTL VAL,        LG CAP GRO,          INTL,             INTL,
SUBACCOUNT                                       CL B              CL B              CL B              CL I              CL II
                                           ----------------------------------------------------------------------------------------
0.45%                                                 --                --               --             5,658                --
0.90%                                            968,888         2,393,446           88,242           920,105           293,626
-----------------------------------------------------------------------------------------------------------------------------------
Total                                            968,888         2,393,446           88,242           925,763           293,626
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                    CALVERT           COL VP              CS
                                              AC VP VAL,        AC VP VAL,          VP SRI            HI INC,          COMMODITY
SUBACCOUNT                                       CL I              CL II              BAL              CL 2             RETURN
                                           ----------------------------------------------------------------------------------------
0.45%                                              2,692                --           27,056                --               662
0.90%                                          2,281,187           949,192          336,880           323,154           771,468
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          2,283,879           949,192          363,936           323,154           772,130
-----------------------------------------------------------------------------------------------------------------------------------






                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    71

                                                  CS               EV VT            FID VIP           FID VIP           FID VIP
                                                U.S. EQ        FLOATING-RATE      CONTRAFUND,       GRO & INC,        GRO & INC,
SUBACCOUNT                                      FLEX I              INC            SERV CL 2          SERV CL          SERV CL 2
                                           ----------------------------------------------------------------------------------------
0.45%                                                987                --               619             2,271                --
0.90%                                            784,859           475,240         2,811,782         4,258,029         1,116,867
-----------------------------------------------------------------------------------------------------------------------------------
Total                                            785,846           475,240         2,812,401         4,260,300         1,116,867
-----------------------------------------------------------------------------------------------------------------------------------

                                                FID VIP           FID VIP           FID VIP           FID VIP        FTVIPT FRANK
                                               MID CAP,          MID CAP,          OVERSEAS,         OVERSEAS,     GLOBAL REAL EST,
SUBACCOUNT                                      SERV CL          SERV CL 2          SERV CL          SERV CL 2           CL 2
                                           ----------------------------------------------------------------------------------------
0.45%                                              5,418                --             2,707                --             5,746
0.90%                                          3,479,312         1,833,415         1,675,943           484,303         1,473,376
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          3,484,730         1,833,415         1,678,650           484,303         1,479,122
-----------------------------------------------------------------------------------------------------------------------------------

                                             FTVIPT FRANK      FTVIPT MUTUAL        GS VIT        GS VIT STRUCTD    GS VIT STRUCTD
                                              SM CAP VAL,       SHARES SEC,      MID CAP VAL,       SM CAP EQ,         U.S. EQ,
SUBACCOUNT                                       CL 2              CL 2              INST              INST              INST
                                           ----------------------------------------------------------------------------------------
0.45%                                                 --                --             1,162               435             7,218
0.90%                                            991,867         1,126,693         2,479,499           362,871         1,939,884
-----------------------------------------------------------------------------------------------------------------------------------
Total                                            991,867         1,126,693         2,480,661           363,306         1,947,102
-----------------------------------------------------------------------------------------------------------------------------------

                                                INVESCO           INVESCO           INVESCO           INVESCO           INVESCO
                                             VI CAP APPR,      VI CAP APPR,       VI CAP DEV,       VI CAP DEV,       VI CORE EQ,
SUBACCOUNT                                       SER I            SER II             SER I            SER II             SER I
                                           ----------------------------------------------------------------------------------------
0.45%                                             12,328                --            12,558                --            13,532
0.90%                                            665,992           360,375           263,385           191,256         6,237,108
-----------------------------------------------------------------------------------------------------------------------------------
Total                                            678,320           360,375           275,943           191,256         6,250,640
-----------------------------------------------------------------------------------------------------------------------------------

                                                INVESCO           INVESCO           INVESCO           INVESCO        INVESCO VANK
SUBACCOUNT                                      VI DYN,        VI FIN SERV,      VI INTL GRO,        VI TECH,      VI COMSTOCK, SER
                                                 SER I             SER I            SER II             SER I              II
                                           ----------------------------------------------------------------------------------------
0.45%                                                 --                --             2,623                --                --
0.90%                                             24,284           641,939         1,052,674           168,410           286,911
-----------------------------------------------------------------------------------------------------------------------------------
Total                                             24,284           641,939         1,055,297           168,410           286,911
-----------------------------------------------------------------------------------------------------------------------------------

                                              JANUS ASPEN       JANUS ASPEN       JANUS ASPEN       JANUS ASPEN         MFS INV
                                              ENTERPRISE,      GLOBAL TECH,         JANUS,           OVERSEAS,        GRO STOCK,
SUBACCOUNT                                       SERV              SERV              SERV              SERV             SERV CL
                                           ----------------------------------------------------------------------------------------

0.45%                                              1,227                --                --            11,330                --
0.90%                                            608,537         1,878,703           547,606         2,876,473         2,474,772
-----------------------------------------------------------------------------------------------------------------------------------
Total                                            609,764         1,878,703           547,606         2,887,803         2,474,772
-----------------------------------------------------------------------------------------------------------------------------------

                                                  MFS               MFS             MS UIF            MS UIF         OPPEN GLOBAL
                                               NEW DIS,         UTILITIES,     GLOBAL REAL EST,    MID CAP GRO,         SEC VA,
SUBACCOUNT                                      SERV CL           SERV CL            CL II             CL II             SERV
                                           ----------------------------------------------------------------------------------------
0.45%                                              1,223                --                --                --                --
0.90%                                          1,285,017           474,699           250,216           209,903           562,224
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          1,286,240           474,699           250,216           209,903           562,224
-----------------------------------------------------------------------------------------------------------------------------------







                                             OPPEN GLOBAL
                                             STRATEGIC INC     OPPEN MAIN ST         PIMCO         PUT VT GLOBAL        PUT VT
                                                  VA,         SM MID CAP VA,    VIT ALL ASSET,      HLTH CARE,         HI YIELD,
SUBACCOUNT                                        SRV              SERV           ADVISOR CL           CL IB             CL IB
                                           ----------------------------------------------------------------------------------------
0.45%                                                 --                --             3,022                --               --
0.90%                                          2,444,572           274,894         2,185,469           146,194          394,847
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          2,444,572           274,894         2,188,491           146,194          394,847
-----------------------------------------------------------------------------------------------------------------------------------

                                                PUT VT            PUT VT            PUT VT             ROYCE             DISC
                                               INTL EQ,       MULTI-CAP GRO,    MULTI-CAP GRO,      MICRO-CAP,       ASSET ALLOC,
SUBACCOUNT                                       CL IB             CL IA             CL IB           INVEST CL           AGGR
                                           ----------------------------------------------------------------------------------------

0.45%                                                 --             9,277                --             6,052               --
0.90%                                             84,572         5,145,590           311,031         1,452,209          432,890
-----------------------------------------------------------------------------------------------------------------------------------
Total                                             84,572         5,154,867           311,031         1,458,261          432,890
-----------------------------------------------------------------------------------------------------------------------------------








 72    RIVERSOURCE OF NEW YORK ACCOUNT 8

                                                 DISC              DISC              DISC              DISC             COL VP
                                             ASSET ALLOC,      ASSET ALLOC,      ASSET ALLOC,      ASSET ALLOC,          BAL,
SUBACCOUNT                                      CONSERV             MOD            MOD AGGR         MOD CONSERV          CL 3
                                           ----------------------------------------------------------------------------------------
0.45%                                                 --               655                --                --             7,142
0.90%                                            302,179           786,563           272,757           198,320        14,239,576
-----------------------------------------------------------------------------------------------------------------------------------
Total                                            302,179           787,218           272,757           198,320        14,246,718
-----------------------------------------------------------------------------------------------------------------------------------

                                                COL VP            COL VP            COL VP            COL VP            COL VP
                                              CASH MGMT,         DIV BOND,        DIV EQ INC,         DYN EQ,        GLOBAL BOND,
SUBACCOUNT                                       CL 3              CL 3              CL 3              CL 3              CL 3
                                           ----------------------------------------------------------------------------------------

0.45%                                                 --             5,878             6,794            23,872             5,481
0.90%                                          4,117,938         7,554,000         8,124,555        28,208,757         1,653,444
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          4,117,938         7,559,878         8,131,349        28,232,629         1,658,925
-----------------------------------------------------------------------------------------------------------------------------------

                                             COL VP GLOBAL
                                            INFLATION PROT       COL VP HI          COL VP          COL VP MID        COL VP MID
                                                 SEC,           YIELD BOND,        INC OPP,        CAP GRO OPP,      CAP VAL OPP,
SUBACCOUNT                                       CL 3              CL 3              CL 3              CL 3              CL 3
                                           ----------------------------------------------------------------------------------------
0.45%                                                 --             2,336                --               940                --
0.90%                                            819,428         1,924,271           482,956           404,101           273,042
-----------------------------------------------------------------------------------------------------------------------------------
Total                                            819,428         1,926,607           482,956           405,041           273,042
-----------------------------------------------------------------------------------------------------------------------------------

                                                COL VP            COL VP            COL VP         COL VP SELECT     COL VP SELECT
                                               S&P 500,       SHORT DURATION,     LG CAP GRO,       LG CAP VAL,       SM CAP VAL,
SUBACCOUNT                                       CL 3              CL 3              CL 3              CL 3              CL 3
                                           ----------------------------------------------------------------------------------------
0.45%                                              1,524             4,620             1,280                --                --
0.90%                                          4,860,120         2,758,234         2,791,110            52,636           659,579
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          4,861,644         2,762,854         2,792,390            52,636           659,579
-----------------------------------------------------------------------------------------------------------------------------------

                                              COL VP EMER         COL VP
                                               MKTS OPP,         INTL OPP,         VP AGGR,          VP AGGR,         VP CONSERV,
SUBACCOUNT                                       CL 3              CL 3              CL 2              CL 4              CL 2
                                           ----------------------------------------------------------------------------------------
0.45%                                              1,172            18,420                --                --                --
0.90%                                          1,084,990         9,982,427         1,261,807        13,081,226           150,977
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          1,086,162        10,000,847         1,261,807        13,081,226           150,977
-----------------------------------------------------------------------------------------------------------------------------------


                                                                 VP DAVIS            VP GS
                                              VP CONSERV,       NY VENTURE,      MID CAP VAL,         VP MOD,           VP MOD,
SUBACCOUNT                                       CL 4              CL 3              CL 3              CL 2              CL 4
                                           ----------------------------------------------------------------------------------------
0.45%                                                 --                --                --                --            64,184
0.90%                                          1,937,189           410,075           120,370         3,772,456        34,698,608
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          1,937,189           410,075           120,370         3,772,456        34,762,792
-----------------------------------------------------------------------------------------------------------------------------------


                                                VP MOD            VP MOD            VP MOD            VP MOD           VP PTNRS
                                                 AGGR,             AGGR,           CONSERV,          CONSERV,         SM CAP VAL,
SUBACCOUNT                                       CL 2              CL 4              CL 2              CL 4              CL 3
                                           ----------------------------------------------------------------------------------------
0.45%                                             19,069            29,279                --                --                --
0.90%                                          3,088,175        39,709,708           558,191         6,731,314           357,963
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          3,107,244        39,738,987           558,191         6,731,314           357,963
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                                                       WF ADV VT
                                                                                                  WF ADV VT CORE      INDEX ASSET
                                                 THIRD            WANGER            WANGER              EQ,             ALLOC,
SUBACCOUNT                                      AVE VAL            INTL               USA              CL 2              CL 2
                                           ----------------------------------------------------------------------------------------
0.45%                                             10,220             1,506             1,049                --                --
0.90%                                          1,751,527         2,610,422         2,813,993           473,792           162,959
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          1,761,747         2,611,928         2,815,042           473,792           162,959
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                   WF ADV VT         WF ADV VT         WF ADV VT
                                                                                   INTL EQ,            OPP,           SM CAP GRO,
SUBACCOUNT                                                                           CL 2              CL 2              CL 2
                                           ----------------------------------------------------------------------------------------
0.45%                                                                                     --                --                --
0.90%                                                                                924,031           139,525           322,069
-----------------------------------------------------------------------------------------------------------------------------------
Total                                                                                924,031           139,525           322,069
-----------------------------------------------------------------------------------------------------------------------------------






                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    73

The following is a summary of net assets at Dec. 31, 2010:





                                                AB VPS            AB VPS            AB VPS             AC VP             AC VP
                                              GRO & INC,         INTL VAL,        LG CAP GRO,          INTL,             INTL,
SUBACCOUNT                                       CL B              CL B              CL B              CL I              CL II
                                           ----------------------------------------------------------------------------------------
0.45%                                         $      103        $       117       $       116       $     9,403       $        --
0.90%                                          1,169,289          3,562,818            82,830           952,405           499,317
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $1,169,392        $ 3,562,935       $    82,946       $   961,808       $   499,317
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                    CALVERT           COL VP              CS
                                              AC VP VAL,        AC VP VAL,          VP SRI            HI INC,          COMMODITY
SUBACCOUNT                                       CL I              CL II              BAL              CL 2             RETURN
                                           ----------------------------------------------------------------------------------------
0.45%                                         $    4,058        $        --       $    38,725       $       116       $     1,084
0.90%                                          3,828,549          1,349,716           344,386           411,433           779,013
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $3,832,607        $ 1,349,716       $   383,111       $   411,549       $   780,097
-----------------------------------------------------------------------------------------------------------------------------------

                                                  CS               EV VT            FID VIP           FID VIP           FID VIP
                                                U.S. EQ        FLOATING-RATE      CONTRAFUND,       GRO & INC,        GRO & INC,
SUBACCOUNT                                      FLEX I              INC            SERV CL 2          SERV CL          SERV CL 2
                                           ----------------------------------------------------------------------------------------
0.45%                                         $    1,700        $     2,936       $     1,183       $     3,717       $        --
0.90%                                            469,462            520,936         2,687,567         4,407,815         1,357,337
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $  471,162        $   523,872       $ 2,688,750       $ 4,411,532       $ 1,357,337
-----------------------------------------------------------------------------------------------------------------------------------

                                                FID VIP           FID VIP           FID VIP           FID VIP        FTVIPT FRANK
                                               MID CAP,          MID CAP,          OVERSEAS,         OVERSEAS,     GLOBAL REAL EST,
SUBACCOUNT                                      SERV CL          SERV CL 2          SERV CL          SERV CL 2           CL 2
                                           ----------------------------------------------------------------------------------------
0.45%                                         $   10,227        $        --       $     4,494       $        --       $     9,484
0.90%                                          8,299,166          4,215,376         1,985,488           815,152         2,578,611
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $8,309,393        $ 4,215,376       $ 1,989,982       $   815,152       $ 2,588,095
-----------------------------------------------------------------------------------------------------------------------------------

                                             FTVIPT FRANK      FTVIPT MUTUAL        GS VIT        GS VIT STRUCTD    GS VIT STRUCTD
                                              SM CAP VAL,       SHARES SEC,      MID CAP VAL,       SM CAP EQ,         U.S. EQ,
SUBACCOUNT                                       CL 2              CL 2              INST              INST              INST
                                           ----------------------------------------------------------------------------------------
0.45%                                         $      135        $       108       $     2,175       $       947       $    10,678
0.90%                                          2,277,378          1,587,108         5,955,458           539,968         1,757,470
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $2,277,513        $ 1,587,216       $ 5,957,633       $   540,915       $ 1,768,148
-----------------------------------------------------------------------------------------------------------------------------------

                                                INVESCO           INVESCO           INVESCO           INVESCO           INVESCO
                                             VI CAP APPR,      VI CAP APPR,       VI CAP DEV,       VI CAP DEV,       VI CORE EQ,
SUBACCOUNT                                       SER I            SER II             SER I            SER II             SER I
                                           ----------------------------------------------------------------------------------------
0.45%                                         $   17,751        $        --       $    21,996       $        --       $    20,384
0.90%                                            453,880            414,136           347,019           296,008        11,688,686
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $  471,631        $   414,136       $   369,015       $   296,008       $11,709,070
-----------------------------------------------------------------------------------------------------------------------------------


                                                INVESCO           INVESCO           INVESCO           INVESCO        INVESCO VANK
                                                VI DYN,        VI FIN SERV,      VI INTL GRO,        VI TECH,        VI COMSTOCK,
SUBACCOUNT                                       SER I             SER I            SER II             SER I            SER II
                                           ----------------------------------------------------------------------------------------
0.45%                                         $       --        $       135       $     4,376       $       144       $       121
0.90%                                             39,142            398,794           960,321           250,629           243,475
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $   39,142        $   398,929       $   964,697       $   250,773       $   243,596
-----------------------------------------------------------------------------------------------------------------------------------


                                              JANUS ASPEN       JANUS ASPEN       JANUS ASPEN       JANUS ASPEN         MFS INV
                                              ENTERPRISE,      GLOBAL TECH,         JANUS,           OVERSEAS,        GRO STOCK,
SUBACCOUNT                                       SERV              SERV              SERV              SERV             SERV CL
                                           ----------------------------------------------------------------------------------------
0.45%                                         $    2,539        $       148       $       118       $    26,468       $       120
0.90%                                            526,063          1,269,165           517,661         5,931,891         1,910,661
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $  528,602        $ 1,269,313       $   517,779       $ 5,958,359       $ 1,910,781
-----------------------------------------------------------------------------------------------------------------------------------


                                                  MFS               MFS             MS UIF            MS UIF         OPPEN GLOBAL
                                               NEW DIS,         UTILITIES,     GLOBAL REAL EST,    MID CAP GRO,         SEC VA,
SUBACCOUNT                                      SERV CL           SERV CL            CL II             CL II             SERV
                                           ----------------------------------------------------------------------------------------
0.45%                                         $    3,104        $       113       $       148       $       163       $       128
0.90%                                          1,707,394          1,207,995           203,735           245,419           590,083
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $1,710,498        $ 1,208,108       $   203,883       $   245,582       $   590,211
-----------------------------------------------------------------------------------------------------------------------------------






 74    RIVERSOURCE OF NEW YORK ACCOUNT 8

                                             OPPEN GLOBAL
                                             STRATEGIC INC     OPPEN MAIN ST         PIMCO         PUT VT GLOBAL        PUT VT
                                                  VA,         SM MID CAP VA,    VIT ALL ASSET,      HLTH CARE,         HI YIELD,
SUBACCOUNT                                        SRV              SERV           ADVISOR CL           CL IB             CL IB
                                           ----------------------------------------------------------------------------------------
0.45%                                         $      103        $       136       $     4,394       $        95       $       122
0.90%                                          3,130,420            273,283         2,582,706           197,115           754,972
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $3,130,523        $   273,419       $ 2,587,100       $   197,210       $   755,094
-----------------------------------------------------------------------------------------------------------------------------------


                                                PUT VT            PUT VT            PUT VT             ROYCE             DISC
                                               INTL EQ,       MULTI-CAP GRO,    MULTI-CAP GRO,      MICRO-CAP,       ASSET ALLOC,
SUBACCOUNT                                       CL IB             CL IA             CL IB           INVEST CL           AGGR
                                           ----------------------------------------------------------------------------------------
0.45%                                         $      113        $    15,400       $        81       $    13,293       $       110
0.90%                                            127,853          7,558,919           351,597         4,230,590           419,651
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $  127,966        $ 7,574,319       $   351,678       $ 4,243,883       $   419,761
-----------------------------------------------------------------------------------------------------------------------------------

                                                 DISC              DISC              DISC              DISC             COL VP
                                             ASSET ALLOC,      ASSET ALLOC,      ASSET ALLOC,      ASSET ALLOC,          BAL,
SUBACCOUNT                                      CONSERV             MOD            MOD AGGR         MOD CONSERV          CL 3
                                           ----------------------------------------------------------------------------------------
0.45%                                         $       97        $     1,015       $       107       $       100       $    10,500
0.90%                                            316,860            780,952           267,838           201,764        14,707,815
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $  316,957        $   781,967       $   267,945       $   201,864       $14,718,315
-----------------------------------------------------------------------------------------------------------------------------------

                                                COL VP            COL VP            COL VP            COL VP            COL VP
                                              CASH MGMT,         DIV BOND,        DIV EQ INC,         DYN EQ,        GLOBAL BOND,
SUBACCOUNT                                       CL 3              CL 3              CL 3              CL 3              CL 3
                                           ----------------------------------------------------------------------------------------
0.45%                                         $    2,062        $     7,188       $    11,082       $    38,458       $     6,616
0.90%                                          4,579,306         11,265,006        13,549,559        20,660,801         2,977,878
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $4,581,368        $11,272,194       $13,560,641       $20,699,259       $ 2,984,494
-----------------------------------------------------------------------------------------------------------------------------------

                                             COL VP GLOBAL
                                            INFLATION PROT       COL VP HI          COL VP          COL VP MID        COL VP MID
                                                 SEC,           YIELD BOND,        INC OPP,        CAP GRO OPP,      CAP VAL OPP,
SUBACCOUNT                                       CL 3              CL 3              CL 3              CL 3              CL 3
                                           ----------------------------------------------------------------------------------------
0.45%                                         $       83        $     4,010       $       114       $     2,207       $       137
0.90%                                            979,177          3,542,047           656,112           652,959           283,966
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $  979,260        $ 3,546,057       $   656,226       $   655,166       $   284,103
-----------------------------------------------------------------------------------------------------------------------------------

                                                COL VP            COL VP            COL VP         COL VP SELECT     COL VP SELECT
                                               S&P 500,       SHORT DURATION,     LG CAP GRO,       LG CAP VAL,       SM CAP VAL,
SUBACCOUNT                                       CL 3              CL 3              CL 3              CL 3              CL 3
                                           ----------------------------------------------------------------------------------------
0.45%                                         $    2,496        $     4,960       $     2,281       $       122       $       144
0.90%                                          4,706,086          3,442,759         1,700,698            51,244           978,284
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $4,708,582        $ 3,447,719       $ 1,702,979       $    51,366       $   978,428
-----------------------------------------------------------------------------------------------------------------------------------


                                              COL VP EMER         COL VP
                                               MKTS OPP,         INTL OPP,         VP AGGR,          VP AGGR,         VP CONSERV,
SUBACCOUNT                                       CL 3              CL 3              CL 2              CL 4              CL 2
                                           ----------------------------------------------------------------------------------------
0.45%                                         $    2,880        $    29,888       $        12       $        11       $        10
0.90%                                          3,577,588          8,408,137         1,415,593        14,675,346           157,824
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $3,580,468        $ 8,438,025       $ 1,415,605       $14,675,357       $   157,834
-----------------------------------------------------------------------------------------------------------------------------------


                                                                 VP DAVIS            VP GS
                                              VP CONSERV,       NY VENTURE,      MID CAP VAL,         VP MOD,           VP MOD,
SUBACCOUNT                                       CL 4              CL 3              CL 3              CL 2              CL 4
                                           ----------------------------------------------------------------------------------------
0.45%                                         $       11        $       120       $       130       $        11       $    70,446
0.90%                                          2,025,142            348,335           136,754         4,127,065        37,961,144
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $2,025,153        $   348,455       $   136,884       $ 4,127,076       $38,031,590
-----------------------------------------------------------------------------------------------------------------------------------


                                                VP MOD            VP MOD            VP MOD            VP MOD           VP PTNRS
                                                 AGGR,             AGGR,           CONSERV,          CONSERV,         SM CAP VAL,
SUBACCOUNT                                       CL 2              CL 4              CL 2              CL 4              CL 3
                                           ----------------------------------------------------------------------------------------
0.45%                                         $   21,271        $    32,690       $        11       $        11       $       136
0.90%                                          3,433,839         44,193,541           597,281         7,210,739           667,154
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $3,455,110        $44,226,231       $   597,292       $ 7,210,750       $   667,290
-----------------------------------------------------------------------------------------------------------------------------------






                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    75

                                                                                                                       WF ADV VT
                                                                                                     WF ADV VT        INDEX ASSET
                                                 THIRD            WANGER            WANGER           CORE EQ,           ALLOC,
SUBACCOUNT                                      AVE VAL            INTL               USA              CL 2              CL 2
                                           ----------------------------------------------------------------------------------------
0.45%                                         $   18,340        $     3,220       $     2,096       $       127       $        --
0.90%                                          3,593,724          5,559,584         5,649,968           754,627           217,328
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $3,612,064        $ 5,562,804       $ 5,652,064       $   754,754       $   217,328
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                   WF ADV VT         WF ADV VT         WF ADV VT
                                                                                   INTL EQ,            OPP,           SM CAP GRO,
SUBACCOUNT                                                                           CL 2              CL 2              CL 2
                                                                               ----------------------------------------------------
0.45%                                                                             $       247       $       141       $       156
0.90%                                                                               1,376,423           247,341           680,406
-----------------------------------------------------------------------------------------------------------------------------------
Total                                                                             $ 1,376,670       $   247,482       $   680,562
-----------------------------------------------------------------------------------------------------------------------------------






9. FINANCIAL HIGHLIGHTS

The following is a summary for each period in the five year period ended Dec. 31, 2010 of units, net assets and investment income ratios. The accumulation unit values and total returns are based on the life insurance policies with the lowest and highest expense ratios.


                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                     EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

AB VPS GRO & INC, CL B
2010                   969          $1.41  to  $1.21        $1,169            --      0.45%   to  0.90%   12.29%    to   11.79%
2009                   1,121        $1.25  to  $1.08        $1,210         3.63%      0.45%   to  0.90%   23.96%(7) to   19.27%
2008                   1,051        $0.91  to  $0.91          $951         1.79%      0.90%   to  0.90%  (41.23%)   to  (41.23%)
2007                   1,066        $1.54  to  $1.54        $1,642         1.21%      0.90%   to  0.90%    3.92%    to    3.92%
2006                   833          $1.48  to  $1.48        $1,235         1.17%      0.90%   to  0.90%   15.94%    to   15.94%
------------------------------------------------------------------------------------------------------------------------------

AB VPS INTL VAL, CL B
2010                   2,393        $1.61  to  $1.49        $3,563         2.45%      0.45%   to  0.90%    3.83%    to    3.37%
2009                   4,117        $1.55  to  $1.44        $5,929         1.14%      0.45%   to  0.90%   56.91%(7) to   33.15%
2008                   3,148        $1.08  to  $1.08        $3,404         0.82%      0.90%   to  0.90%  (53.70%)   to  (53.70%)
2007                   1,531        $2.34  to  $2.34        $3,576         1.00%      0.90%   to  0.90%    4.63%    to    4.63%
2006                   1,009        $2.23  to  $2.23        $2,253         1.21%      0.90%   to  0.90%   33.91%    to   33.91%
------------------------------------------------------------------------------------------------------------------------------

AB VPS LG CAP GRO, CL B
2010                   88           $1.58  to  $0.94           $83         0.35%      0.45%   to  0.90%    9.34%    to    8.85%
2009                   142          $1.44  to  $0.86          $123            --      0.45%   to  0.90%   42.62%(7) to   35.88%
2008                   101          $0.63  to  $0.63           $64            --      0.90%   to  0.90%  (40.36%)   to  (40.36%)
2007                   25           $1.06  to  $1.06           $27            --      0.90%   to  0.90%    6.50%(5) to    6.50%(5)
2006                   --              --         --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

AC VP INTL, CL I
2010                   926          $1.66  to  $1.04          $962         2.57%      0.45%   to  0.90%   12.79%    to   12.28%
2009                   1,254        $1.47  to  $0.92        $1,156         2.08%      0.45%   to  0.90%   48.72%(7) to   32.57%
2008                   1,452        $0.70  to  $0.70        $1,010         0.92%      0.90%   to  0.90%  (45.32%)   to  (45.32%)
2007                   2,304        $1.27  to  $1.27        $2,930         0.66%      0.90%   to  0.90%   16.99%    to   16.99%
2006                   2,347        $1.09  to  $1.09        $2,551         1.52%      0.90%   to  0.90%   23.91%    to   23.91%
------------------------------------------------------------------------------------------------------------------------------

AC VP INTL, CL II
2010                   294          $1.70  to  $1.70          $499         2.14%      0.90%   to  0.90%   12.13%    to   12.13%
2009                   299          $1.52  to  $1.52          $453         1.89%      0.90%   to  0.90%   32.44%    to   32.44%
2008                   288          $1.15  to  $1.15          $330         0.64%      0.90%   to  0.90%  (45.39%)   to  (45.39%)
2007                   268          $2.10  to  $2.10          $563         0.51%      0.90%   to  0.90%   16.86%    to   16.86%
2006                   231          $1.79  to  $1.79          $415         1.19%      0.90%   to  0.90%   23.63%    to   23.63%
------------------------------------------------------------------------------------------------------------------------------




 76    RIVERSOURCE OF NEW YORK ACCOUNT 8

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                     EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

AC VP VAL, CL I
2010                   2,284        $1.47  to  $1.68        $3,833         2.19%      0.45%   to  0.90%   12.92%    to   12.41%
2009                   2,628        $1.30  to  $1.49        $3,924         5.75%      0.45%   to  0.90%   29.91%(7) to   18.79%
2008                   2,985        $1.26  to  $1.26        $3,752         2.65%      0.90%   to  0.90%  (27.43%)   to  (27.43%)
2007                   4,434        $1.73  to  $1.73        $7,681         1.57%      0.90%   to  0.90%   (5.99%)   to   (5.99%)
2006                   4,503        $1.84  to  $1.84        $8,297         1.34%      0.90%   to  0.90%   17.59%    to   17.59%
------------------------------------------------------------------------------------------------------------------------------

AC VP VAL, CL II
2010                   949          $1.42  to  $1.42        $1,350         2.10%      0.90%   to  0.90%   12.02%    to   12.02%
2009                   881          $1.27  to  $1.27        $1,118         5.30%      0.90%   to  0.90%   18.65%    to   18.65%
2008                   836          $1.07  to  $1.07          $895         2.43%      0.90%   to  0.90%  (27.46%)   to  (27.46%)
2007                   951          $1.47  to  $1.47        $1,402         1.33%      0.90%   to  0.90%   (6.16%)   to   (6.16%)
2006                   903          $1.57  to  $1.57        $1,419         1.35%      0.90%   to  0.90%   17.40%    to   17.40%
------------------------------------------------------------------------------------------------------------------------------

CALVERT VP SRI BAL
2010                   364          $1.43  to  $1.02          $383         1.32%      0.45%   to  0.90%   11.60%    to   11.09%
2009                   418          $1.28  to  $0.92          $384         1.85%      0.45%   to  0.90%   27.63%(7) to   24.17%
2008                   540          $0.74  to  $0.74          $400         2.38%      0.90%   to  0.90%  (31.94%)   to  (31.94%)
2007                   606          $1.09  to  $1.09          $660         2.33%      0.90%   to  0.90%    1.83%    to    1.83%
2006                   640          $1.07  to  $1.07          $684         2.45%      0.90%   to  0.90%    7.80%    to    7.80%
------------------------------------------------------------------------------------------------------------------------------

COL VP HI INC, CL 2
2010                   323          $1.54  to  $1.27          $412         7.87%      0.45%   to  0.90%   11.40%    to   10.90%
2009                   355          $1.38  to  $1.15          $407        10.80%      0.45%   to  0.90%   38.00%(7) to   42.62%
2008                   219          $0.80  to  $0.80          $176        10.58%      0.90%   to  0.90%  (25.43%)   to  (25.43%)
2007                   104          $1.08  to  $1.08          $112         5.45%      0.90%   to  0.90%    0.78%    to    0.78%
2006                   26           $1.07  to  $1.07           $28         3.34%      0.90%   to  0.90%    7.11%(4) to    7.11%(4)
------------------------------------------------------------------------------------------------------------------------------

CS COMMODITY RETURN
2010                   772          $1.47  to  $1.01          $780         6.78%      0.45%   to  0.90%   16.14%    to   15.62%
2009                   771          $1.27  to  $0.87          $674        12.83%      0.45%   to  0.90%   23.31%(7) to   18.40%
2008                   526          $0.74  to  $0.74          $388         1.49%      0.90%   to  0.90%  (34.33%)   to  (34.33%)
2007                   16           $1.12  to  $1.12           $18         9.07%      0.90%   to  0.90%   10.67%(5) to   10.67%(5)
2006                   --              --         --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

CS U.S. EQ FLEX I
2010                   786          $1.60  to  $0.60          $471         0.15%      0.45%   to  0.90%   13.95%    to   13.44%
2009                   842          $1.41  to  $0.53          $444         0.99%      0.45%   to  0.90%   39.77%(7) to   23.55%
2008                   543          $0.43  to  $0.43          $232         0.08%      0.90%   to  0.90%  (35.19%)   to  (35.19%)
2007                   641          $0.66  to  $0.66          $422            --      0.90%   to  0.90%   (1.73%)   to   (1.73%)
2006                   735          $0.67  to  $0.67          $492            --      0.90%   to  0.90%    3.83%    to    3.83%
------------------------------------------------------------------------------------------------------------------------------

EV VT FLOATING-RATE INC
2010                   475          $1.48  to  $1.10          $524         4.17%      0.45%   to  0.90%    8.63%    to    8.15%
2009                   2,701        $1.36  to  $1.01        $2,740         4.76%      0.45%   to  0.90%   35.91%(7) to   43.02%
2008                   1,484        $0.71  to  $0.71        $1,052         5.81%      0.90%   to  0.90%  (27.80%)   to  (27.80%)
2007                   240          $0.98  to  $0.98          $236         6.32%      0.90%   to  0.90%   (1.83%)(5)to   (1.83%)(5)
2006                   --              --         --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

FID VIP CONTRAFUND, SERV CL 2
2010                   2,812        $1.71  to  $0.96        $2,689         0.90%      0.45%   to  0.90%   16.39%    to   15.88%
2009                   4,392        $1.47  to  $0.82        $3,623         0.98%      0.45%   to  0.90%   45.16%(7) to   34.25%
2008                   6,712        $0.61  to  $0.61        $4,124         1.26%      0.90%   to  0.90%  (43.21%)   to  (43.21%)
2007                   1,117        $1.08  to  $1.08        $1,209         2.76%      0.90%   to  0.90%    8.02%(5) to    8.02%(5)
2006                   --              --         --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------




                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    77

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                     EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

FID VIP GRO & INC, SERV CL
2010                   4,260        $1.59  to  $1.04        $4,412         0.59%      0.45%   to  0.90%   14.15%    to   13.64%
2009                   5,008        $1.39  to  $0.91        $4,562         0.98%      0.45%   to  0.90%   37.33%(7) to   26.02%
2008                   5,789        $0.72  to  $0.72        $4,185         1.02%      0.90%   to  0.90%  (42.30%)   to  (42.30%)
2007                   7,297        $1.25  to  $1.25        $9,142         1.68%      0.90%   to  0.90%   10.99%    to   10.99%
2006                   7,707        $1.13  to  $1.13        $8,698         0.79%      0.90%   to  0.90%   12.00%    to   12.00%
------------------------------------------------------------------------------------------------------------------------------

FID VIP GRO & INC, SERV CL 2
2010                   1,117        $1.22  to  $1.22        $1,357         0.47%      0.90%   to  0.90%   13.52%    to   13.52%
2009                   1,164        $1.07  to  $1.07        $1,246         0.84%      0.90%   to  0.90%   25.88%    to   25.88%
2008                   1,237        $0.85  to  $0.85        $1,052         0.96%      0.90%   to  0.90%  (42.42%)   to  (42.42%)
2007                   1,363        $1.48  to  $1.48        $2,013         1.32%      0.90%   to  0.90%   10.85%    to   10.85%
2006                   1,190        $1.33  to  $1.33        $1,586         0.60%      0.90%   to  0.90%   11.85%    to   11.85%
------------------------------------------------------------------------------------------------------------------------------

FID VIP MID CAP, SERV CL
2010                   3,485        $1.89  to  $2.39        $8,309         0.24%      0.45%   to  0.90%   28.12%    to   27.55%
2009                   4,605        $1.47  to  $1.87        $8,613         0.57%      0.45%   to  0.90%   47.48%(7) to   38.76%
2008                   5,539        $1.35  to  $1.35        $7,464         0.35%      0.90%   to  0.90%  (40.05%)   to  (40.05%)
2007                   6,598        $2.25  to  $2.25       $14,834         0.71%      0.90%   to  0.90%   14.45%    to   14.45%
2006                   7,031        $1.96  to  $1.96       $13,811         0.25%      0.90%   to  0.90%   11.58%    to   11.58%
------------------------------------------------------------------------------------------------------------------------------

FID VIP MID CAP, SERV CL 2
2010                   1,833        $2.30  to  $2.30        $4,215         0.12%      0.90%   to  0.90%   27.42%    to   27.42%
2009                   2,284        $1.80  to  $1.80        $4,121         0.46%      0.90%   to  0.90%   38.50%    to   38.50%
2008                   2,382        $1.30  to  $1.30        $3,103         0.25%      0.90%   to  0.90%  (40.15%)   to  (40.15%)
2007                   2,089        $2.18  to  $2.18        $4,548         0.48%      0.90%   to  0.90%   14.30%    to   14.30%
2006                   1,705        $1.90  to  $1.90        $3,247         0.15%      0.90%   to  0.90%   11.40%    to   11.40%
------------------------------------------------------------------------------------------------------------------------------

FID VIP OVERSEAS, SERV CL
2010                   1,679        $1.62  to  $1.18        $1,990         1.29%      0.45%   to  0.90%   12.48%    to   11.98%
2009                   1,860        $1.44  to  $1.06        $1,968         2.03%      0.45%   to  0.90%   45.20%(7) to   25.31%
2008                   2,176        $0.84  to  $0.84        $1,837         2.25%      0.90%   to  0.90%  (44.37%)   to  (44.37%)
2007                   2,869        $1.52  to  $1.52        $4,355         3.16%      0.90%   to  0.90%   16.15%    to   16.15%
2006                   2,610        $1.31  to  $1.31        $3,410         0.72%      0.90%   to  0.90%   16.89%    to   16.89%
------------------------------------------------------------------------------------------------------------------------------

FID VIP OVERSEAS, SERV CL 2
2010                   484          $1.68  to  $1.68          $815         1.14%      0.90%   to  0.90%   11.82%    to   11.82%
2009                   519          $1.51  to  $1.51          $782         1.99%      0.90%   to  0.90%   25.09%    to   25.09%
2008                   486          $1.20  to  $1.20          $585         2.39%      0.90%   to  0.90%  (44.46%)   to  (44.46%)
2007                   542          $2.17  to  $2.17        $1,175         2.72%      0.90%   to  0.90%   16.00%    to   16.00%
2006                   478          $1.87  to  $1.87          $892         0.57%      0.90%   to  0.90%   16.72%    to   16.72%
------------------------------------------------------------------------------------------------------------------------------

FTVIPT FRANK GLOBAL REAL EST, CL 2
2010                   1,479        $1.65  to  $1.75        $2,588         2.84%      0.45%   to  0.90%   20.42%    to   19.89%
2009                   1,630        $1.37  to  $1.46        $2,379        13.01%      0.45%   to  0.90%   36.46%(7) to   18.02%
2008                   1,727        $1.24  to  $1.24        $2,137         1.02%      0.90%   to  0.90%  (42.91%)   to  (42.91%)
2007                   2,195        $2.17  to  $2.17        $4,756         2.41%      0.90%   to  0.90%  (21.58%)   to  (21.58%)
2006                   2,353        $2.76  to  $2.76        $6,502         1.98%      0.90%   to  0.90%   19.51%    to   19.51%
------------------------------------------------------------------------------------------------------------------------------

FTVIPT FRANK SM CAP VAL, CL 2
2010                   992          $1.85  to  $2.30        $2,278         0.75%      0.45%   to  0.90%   27.65%    to   27.07%
2009                   1,039        $1.45  to  $1.81        $1,878         1.65%      0.45%   to  0.90%   44.49%(7) to   28.00%
2008                   1,135        $1.41  to  $1.41        $1,602         1.11%      0.90%   to  0.90%  (33.62%)   to  (33.62%)
2007                   1,622        $2.13  to  $2.13        $3,449         0.66%      0.90%   to  0.90%   (3.26%)   to   (3.26%)
2006                   1,584        $2.20  to  $2.20        $3,481         0.62%      0.90%   to  0.90%   15.93%    to   15.93%
------------------------------------------------------------------------------------------------------------------------------



 78    RIVERSOURCE OF NEW YORK ACCOUNT 8

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                     EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

FTVIPT MUTUAL SHARES SEC, CL 2
2010                   1,127        $1.47  to  $1.41        $1,587         1.60%      0.45%   to  0.90%   10.70%    to   10.20%
2009                   1,056        $1.33  to  $1.28        $1,350         2.05%      0.45%   to  0.90%   32.61%(7) to   24.92%
2008                   996          $1.02  to  $1.02        $1,019         3.08%      0.90%   to  0.90%  (37.67%)   to  (37.67%)
2007                   901          $1.64  to  $1.64        $1,479         1.46%      0.90%   to  0.90%    2.55%    to    2.55%
2006                   527          $1.60  to  $1.60          $844         1.28%      0.90%   to  0.90%   17.32%    to   17.32%
------------------------------------------------------------------------------------------------------------------------------

GS VIT MID CAP VAL, INST
2010                   2,481        $1.76  to  $2.40        $5,958         0.60%      0.45%   to  0.90%   24.44%    to   23.88%
2009                   3,665        $1.41  to  $1.94        $7,107         1.84%      0.45%   to  0.90%   40.54%(7) to   31.96%
2008                   3,997        $1.47  to  $1.47        $5,873         1.02%      0.90%   to  0.90%  (37.62%)   to  (37.62%)
2007                   4,623        $2.36  to  $2.36       $10,889         0.78%      0.90%   to  0.90%    2.27%    to    2.27%
2006                   4,422        $2.30  to  $2.30       $10,183         1.03%      0.90%   to  0.90%   15.13%    to   15.13%
------------------------------------------------------------------------------------------------------------------------------

GS VIT STRUCTD SM CAP EQ, INST
2010                   363          $1.86  to  $1.49          $541         0.56%      0.45%   to  0.90%   29.53%    to   28.95%
2009                   409          $1.44  to  $1.15          $472         1.19%      0.45%   to  0.90%   43.14%(7) to   26.53%
2008                   425          $0.91  to  $0.91          $387         0.64%      0.90%   to  0.90%  (34.62%)   to  (34.62%)
2007                   537          $1.39  to  $1.39          $748         0.36%      0.90%   to  0.90%  (17.24%)   to  (17.24%)
2006                   531          $1.68  to  $1.68          $894         0.72%      0.90%   to  0.90%   11.27%    to   11.27%
------------------------------------------------------------------------------------------------------------------------------

GS VIT STRUCTD U.S. EQ, INST
2010                   1,947        $1.48  to  $0.91        $1,768         1.41%      0.45%   to  0.90%   12.34%    to   11.83%
2009                   2,341        $1.32  to  $0.81        $1,896         1.99%      0.45%   to  0.90%   30.79%(7) to   20.06%
2008                   2,797        $0.67  to  $0.67        $1,887         1.42%      0.90%   to  0.90%  (37.56%)   to  (37.56%)
2007                   3,964        $1.08  to  $1.08        $4,284         1.01%      0.90%   to  0.90%   (2.51%)   to   (2.51%)
2006                   4,106        $1.11  to  $1.11        $4,552         1.19%      0.90%   to  0.90%   11.88%    to   11.88%
------------------------------------------------------------------------------------------------------------------------------

INVESCO VI CAP APPR, SER I
2010                   678          $1.44  to  $0.68          $472         0.76%      0.45%   to  0.90%   14.97%    to   14.45%
2009                   715          $1.25  to  $0.60          $426         0.61%      0.45%   to  0.90%   25.94%(7) to   19.99%
2008                   814          $0.50  to  $0.50          $404            --      0.90%   to  0.90%  (43.01%)   to  (43.01%)
2007                   1,254        $0.87  to  $0.87        $1,092            --      0.90%   to  0.90%   11.00%    to   11.00%
2006                   1,077        $0.78  to  $0.78          $845         0.06%      0.90%   to  0.90%    5.35%    to    5.35%
------------------------------------------------------------------------------------------------------------------------------

INVESCO VI CAP APPR, SER II
2010                   360          $1.15  to  $1.15          $414         0.50%      0.90%   to  0.90%   14.17%    to   14.17%
2009                   378          $1.01  to  $1.01          $381         0.29%      0.90%   to  0.90%   19.64%    to   19.64%
2008                   359          $0.84  to  $0.84          $302            --      0.90%   to  0.90%  (43.14%)   to  (43.14%)
2007                   441          $1.48  to  $1.48          $652            --      0.90%   to  0.90%   10.73%    to   10.73%
2006                   363          $1.34  to  $1.34          $485            --      0.90%   to  0.90%    5.11%    to    5.11%
------------------------------------------------------------------------------------------------------------------------------

INVESCO VI CAP DEV, SER I
2010                   276          $1.75  to  $1.32          $369            --      0.45%   to  0.90%   18.25%    to   17.71%
2009                   369          $1.48  to  $1.12          $413            --      0.45%   to  0.90%   46.96%(7) to   41.10%
2008                   450          $0.79  to  $0.79          $357            --      0.90%   to  0.90%  (47.50%)   to  (47.50%)
2007                   639          $1.51  to  $1.51          $966            --      0.90%   to  0.90%    9.85%    to    9.85%
2006                   598          $1.38  to  $1.38          $823            --      0.90%   to  0.90%   15.48%    to   15.48%
------------------------------------------------------------------------------------------------------------------------------

INVESCO VI CAP DEV, SER II
2010                   191          $1.55  to  $1.55          $296            --      0.90%   to  0.90%   17.41%    to   17.41%
2009                   176          $1.32  to  $1.32          $232            --      0.90%   to  0.90%   40.72%    to   40.72%
2008                   126          $0.94  to  $0.94          $118            --      0.90%   to  0.90%  (47.60%)   to  (47.60%)
2007                   149          $1.79  to  $1.79          $267            --      0.90%   to  0.90%    9.55%    to    9.55%
2006                   115          $1.63  to  $1.63          $187            --      0.90%   to  0.90%   15.22%    to   15.22%
------------------------------------------------------------------------------------------------------------------------------




                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    79

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                     EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

INVESCO VI CORE EQ, SER I
2010                   6,251        $1.51  to  $1.87       $11,709         0.96%      0.45%   to  0.90%    9.07%    to    8.57%
2009                   7,110        $1.38  to  $1.73       $12,272         1.81%      0.45%   to  0.90%   37.80%(7) to   27.15%
2008                   8,084        $1.36  to  $1.36       $10,975         2.04%      0.90%   to  0.90%  (30.77%)   to  (30.77%)
2007                   9,894        $1.96  to  $1.96       $19,400         1.09%      0.90%   to  0.90%    7.14%    to    7.14%
2006                   10,839       $1.83  to  $1.83       $19,836         0.55%      0.90%   to  0.90%   15.66%    to   15.66%
------------------------------------------------------------------------------------------------------------------------------

INVESCO VI DYN, SER I
2010                   24           $1.61  to  $1.61           $39            --      0.90%   to  0.90%   22.71%    to   22.71%
2009                   38           $1.31  to  $1.31           $50            --      0.90%   to  0.90%   41.17%    to   41.17%
2008                   47           $0.93  to  $0.93           $44            --      0.90%   to  0.90%  (48.54%)   to  (48.54%)
2007                   52           $1.81  to  $1.81           $95            --      0.90%   to  0.90%   11.18%    to   11.18%
2006                   34           $1.63  to  $1.63           $55            --      0.90%   to  0.90%   15.08%    to   15.08%
------------------------------------------------------------------------------------------------------------------------------

INVESCO VI FIN SERV, SER I
2010                   642          $1.86  to  $0.62          $399         0.09%      0.45%   to  0.90%    9.82%    to    9.33%
2009                   879          $1.69  to  $0.57          $500         4.14%      0.45%   to  0.90%   64.92%(7) to   26.29%
2008                   331          $0.45  to  $0.45          $149         7.23%      0.90%   to  0.90%  (59.81%)   to  (59.81%)
2007                   28           $1.12  to  $1.12           $31         1.85%      0.90%   to  0.90%  (22.92%)   to  (22.92%)
2006                   17           $1.45  to  $1.45           $25         2.61%      0.90%   to  0.90%   15.40%    to   15.40%
------------------------------------------------------------------------------------------------------------------------------

INVESCO VI INTL GRO, SER II
2010                   1,055        $1.62  to  $0.91          $965         0.64%      0.45%   to  0.90%   12.10%    to   11.60%
2009                   6,942        $1.45  to  $0.82        $5,674         1.91%      0.45%   to  0.90%   44.73%(7) to   33.70%
2008                   2,638        $0.61  to  $0.61        $1,613         0.90%      0.90%   to  0.90%  (41.08%)   to  (41.08%)
2007                   310          $1.04  to  $1.04          $321         1.20%      0.90%   to  0.90%    3.35%(5) to    3.35%(5)
2006                   --              --         --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

INVESCO VI TECH, SER I
2010                   168          $1.99  to  $1.49          $251            --      0.45%   to  0.90%   20.76%    to   20.22%
2009                   183          $1.65  to  $1.24          $227            --      0.45%   to  0.90%   61.95%(7) to   55.99%
2008                   69           $0.79  to  $0.79           $55            --      0.90%   to  0.90%  (45.00%)   to  (45.00%)
2007                   59           $1.44  to  $1.44           $86            --      0.90%   to  0.90%    6.73%    to    6.73%
2006                   54           $1.35  to  $1.35           $73            --      0.90%   to  0.90%    9.49%    to    9.49%
------------------------------------------------------------------------------------------------------------------------------

INVESCO VANK VI COMSTOCK, SER II
2010                   287          $1.66  to  $0.85          $244         0.33%      0.45%   to  0.90%   15.17%    to   14.66%
2009                   3,178        $1.44  to  $0.74        $2,351         4.54%      0.45%   to  0.90%   43.01%(7) to   27.26%
2008                   3,406        $0.58  to  $0.58        $1,980         1.33%      0.90%   to  0.90%  (36.38%)   to  (36.38%)
2007                   502          $0.91  to  $0.91          $459            --      0.90%   to  0.90%   (8.81%)(5)to   (8.81%)(5)
2006                   --              --         --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN ENTERPRISE, SERV
2010                   610          $1.92  to  $0.86          $529            --      0.45%   to  0.90%   24.96%    to   24.40%
2009                   665          $1.53  to  $0.69          $462            --      0.45%   to  0.90%   52.61%(7) to   43.15%
2008                   805          $0.49  to  $0.49          $391         0.06%      0.90%   to  0.90%  (44.36%)   to  (44.36%)
2007                   811          $0.87  to  $0.87          $707         0.07%      0.90%   to  0.90%   20.64%    to   20.64%
2006                   707          $0.72  to  $0.72          $511            --      0.90%   to  0.90%   12.29%    to   12.29%
------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN GLOBAL TECH, SERV
2010                   1,879        $2.03  to  $0.68        $1,269            --      0.45%   to  0.90%   23.84%    to   23.28%
2009                   2,011        $1.64  to  $0.55        $1,102            --      0.45%   to  0.90%   62.40%(7) to   55.49%
2008                   1,521        $0.35  to  $0.35          $536         0.09%      0.90%   to  0.90%  (44.47%)   to  (44.47%)
2007                   1,646        $0.63  to  $0.63        $1,045         0.38%      0.90%   to  0.90%   20.60%    to   20.60%
2006                   1,155        $0.53  to  $0.53          $608            --      0.90%   to  0.90%    6.86%    to    6.86%
------------------------------------------------------------------------------------------------------------------------------




 80    RIVERSOURCE OF NEW YORK ACCOUNT 8

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                     EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

JANUS ASPEN JANUS, SERV
2010                   548          $1.62  to  $0.95          $518         0.07%      0.45%   to  0.90%   13.74%    to   13.23%
2009                   7,009        $1.42  to  $0.83        $5,851         0.40%      0.45%   to  0.90%   40.48%(7) to   34.79%
2008                   5,662        $0.62  to  $0.62        $3,507         0.72%      0.90%   to  0.90%  (40.41%)   to  (40.41%)
2007                   769          $1.04  to  $1.04          $799         1.05%      0.90%   to  0.90%    3.81%(5) to    3.81%(5)
2006                   --              --         --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN OVERSEAS, SERV
2010                   2,888        $2.34  to  $2.06        $5,958         0.54%      0.45%   to  0.90%   24.46%    to   23.90%
2009                   3,449        $1.88  to  $1.66        $5,741         0.41%      0.45%   to  0.90%   85.74%(7) to   77.47%
2008                   3,779        $0.94  to  $0.94        $3,544         1.09%      0.90%   to  0.90%  (52.66%)   to  (52.66%)
2007                   4,242        $1.98  to  $1.98        $8,404         0.46%      0.90%   to  0.90%   26.86%    to   26.86%
2006                   3,208        $1.56  to  $1.56        $5,009         1.94%      0.90%   to  0.90%   45.32%    to   45.32%
------------------------------------------------------------------------------------------------------------------------------

MFS INV GRO STOCK, SERV CL
2010                   2,475        $1.64  to  $0.77        $1,911         0.60%      0.45%   to  0.90%   11.65%    to   11.15%
2009                   12,188       $1.47  to  $0.69        $8,466         0.13%      0.45%   to  0.90%   46.08%(7) to   37.85%
2008                   2,248        $0.50  to  $0.50        $1,133         0.30%      0.90%   to  0.90%  (37.55%)   to  (37.55%)
2007                   2,642        $0.81  to  $0.81        $2,132         0.08%      0.90%   to  0.90%   10.02%    to   10.02%
2006                   2,585        $0.73  to  $0.73        $1,895            --      0.90%   to  0.90%    6.34%    to    6.34%
------------------------------------------------------------------------------------------------------------------------------

MFS NEW DIS, SERV CL
2010                   1,286        $2.40  to  $1.33        $1,710            --      0.45%   to  0.90%   35.33%    to   34.72%
2009                   1,169        $1.77  to  $0.99        $1,153            --      0.45%   to  0.90%   75.37%(7) to   61.46%
2008                   1,094        $0.61  to  $0.61          $668            --      0.90%   to  0.90%  (40.06%)   to  (40.06%)
2007                   1,358        $1.02  to  $1.02        $1,384            --      0.90%   to  0.90%    1.33%    to    1.33%
2006                   1,521        $1.01  to  $1.01        $1,530            --      0.90%   to  0.90%   11.92%    to   11.92%
------------------------------------------------------------------------------------------------------------------------------

MFS UTILITIES, SERV CL
2010                   475          $1.55  to  $2.54        $1,208         3.02%      0.45%   to  0.90%   13.00%    to   12.49%
2009                   484          $1.37  to  $2.26        $1,095         4.36%      0.45%   to  0.90%   35.47%(7) to   31.68%
2008                   394          $1.72  to  $1.72          $677         1.25%      0.90%   to  0.90%  (38.37%)   to  (38.37%)
2007                   286          $2.79  to  $2.79          $796         0.77%      0.90%   to  0.90%   26.41%    to   26.41%
2006                   227          $2.21  to  $2.21          $500         1.70%      0.90%   to  0.90%   29.79%    to   29.79%
------------------------------------------------------------------------------------------------------------------------------

MS UIF GLOBAL REAL EST, CL II
2010                   250          $2.00  to  $0.81          $204         3.47%      0.45%   to  0.90%   21.77%    to   21.22%
2009                   1,622        $1.65  to  $0.67        $1,090         0.02%      0.45%   to  0.90%   63.95%(7) to   40.15%
2008                   1,950        $0.48  to  $0.48          $934         2.99%      0.90%   to  0.90%  (44.84%)   to  (44.84%)
2007                   157          $0.87  to  $0.87          $136         0.40%      0.90%   to  0.90%  (12.27%)(5)to  (12.27%)(5)
2006                   --              --         --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

MS UIF MID CAP GRO, CL II
2010                   210          $2.20  to  $1.17          $246            --      0.45%   to  0.90%   31.68%    to   31.09%
2009                   152          $1.67  to  $0.89          $136            --      0.45%   to  0.90%   65.91%(7) to   55.95%
2008                   235          $0.57  to  $0.57          $135         0.83%      0.90%   to  0.90%  (47.29%)   to  (47.29%)
2007                   80           $1.09  to  $1.09           $87            --      0.90%   to  0.90%    8.39%(5) to    8.39%(5)
2006                   --              --         --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

OPPEN GLOBAL SEC VA, SERV
2010                   562          $1.75  to  $1.05          $590         0.93%      0.45%   to  0.90%   15.19%    to   14.67%
2009                   337          $1.52  to  $0.92          $308         1.88%      0.45%   to  0.90%   52.47%(7) to   38.10%
2008                   231          $0.66  to  $0.66          $153         1.08%      0.90%   to  0.90%  (40.87%)   to  (40.87%)
2007                   101          $1.12  to  $1.12          $113         0.66%      0.90%   to  0.90%    5.13%    to    5.13%
2006                   30           $1.07  to  $1.07           $32            --      0.90%   to  0.90%    6.62%(4) to    6.62%(4)
------------------------------------------------------------------------------------------------------------------------------




                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    81

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                     EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

OPPEN GLOBAL STRATEGIC INC VA, SRV
2010                   2,445        $1.36  to  $1.28        $3,131        14.27%      0.45%   to  0.90%   14.26%    to   13.74%
2009                   7,085        $1.19  to  $1.13        $7,976         0.22%      0.45%   to  0.90%   19.74%(7) to   17.35%
2008                   5,686        $0.96  to  $0.96        $5,455         2.99%      0.90%   to  0.90%  (15.25%)   to  (15.25%)
2007                   1,171        $1.13  to  $1.13        $1,325         1.01%      0.90%   to  0.90%    8.56%    to    8.56%
2006                   56           $1.04  to  $1.04           $58            --      0.90%   to  0.90%    4.28%(4) to    4.28%(4)
------------------------------------------------------------------------------------------------------------------------------

OPPEN MAIN ST SM MID CAP VA, SERV
2010                   275          $1.88  to  $0.99          $273         0.44%      0.45%   to  0.90%   22.50%    to   21.95%
2009                   296          $1.53  to  $0.82          $242         0.64%      0.45%   to  0.90%   52.02%(7) to   35.65%
2008                   226          $0.60  to  $0.60          $136         0.27%      0.90%   to  0.90%  (38.56%)   to  (38.56%)
2007                   134          $0.98  to  $0.98          $131         0.07%      0.90%   to  0.90%   (2.28%)   to   (2.28%)
2006                   25           $1.00  to  $1.00           $25            --      0.90%   to  0.90%    0.14%(4) to    0.14%(4)
------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT ALL ASSET, ADVISOR CL
2010                   2,188        $1.42  to  $1.18        $2,587         5.98%      0.45%   to  0.90%   12.50%    to   11.99%
2009                   4,921        $1.26  to  $1.06        $5,193         7.35%      0.45%   to  0.90%   25.97%(7) to   20.34%
2008                   4,390        $0.88  to  $0.88        $3,850         7.52%      0.90%   to  0.90%  (16.67%)   to  (16.67%)
2007                   647          $1.05  to  $1.05          $681        16.79%      0.90%   to  0.90%    4.96%(5) to    4.96%(5)
2006                   --              --         --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

PUT VT GLOBAL HLTH CARE, CL IB
2010                   146          $1.29  to  $1.35          $197         1.96%      0.45%   to  0.90%    2.01%    to    1.55%
2009                   156          $1.26  to  $1.33          $207        10.90%      0.45%   to  0.90%   26.74%(7) to   24.87%
2008                   159          $1.06  to  $1.06          $169            --      0.90%   to  0.90%  (17.81%)   to  (17.81%)
2007                   68           $1.29  to  $1.29           $88         0.76%      0.90%   to  0.90%   (1.50%)   to   (1.50%)
2006                   49           $1.31  to  $1.31           $64         0.25%      0.90%   to  0.90%    1.87%    to    1.87%
------------------------------------------------------------------------------------------------------------------------------

PUT VT HI YIELD, CL IB
2010                   395          $1.63  to  $1.91          $755         7.93%      0.45%   to  0.90%   13.53%    to   13.02%
2009                   499          $1.43  to  $1.69          $845        10.55%      0.45%   to  0.90%   43.77%(7) to   48.84%
2008                   567          $1.14  to  $1.14          $645        10.03%      0.90%   to  0.90%  (26.73%)   to  (26.73%)
2007                   764          $1.55  to  $1.55        $1,186         7.62%      0.90%   to  0.90%    1.87%    to    1.87%
2006                   715          $1.52  to  $1.52        $1,088         7.13%      0.90%   to  0.90%    9.53%    to    9.53%
------------------------------------------------------------------------------------------------------------------------------

PUT VT INTL EQ, CL IB
2010                   85           $1.55  to  $1.51          $128         3.62%      0.45%   to  0.90%    9.53%    to    9.04%
2009                   112          $1.42  to  $1.39          $155            --      0.45%   to  0.90%   42.55%(7) to   23.52%
2008                   87           $1.12  to  $1.12           $97         2.21%      0.90%   to  0.90%  (44.45%)   to  (44.45%)
2007                   117          $2.02  to  $2.02          $237         2.52%      0.90%   to  0.90%    7.39%    to    7.39%
2006                   88           $1.88  to  $1.88          $165         0.56%      0.90%   to  0.90%   26.58%    to   26.58%
------------------------------------------------------------------------------------------------------------------------------

PUT VT MULTI-CAP GRO, CL IA
2010                   5,155        $1.65  to  $1.47        $7,574         0.59%      0.45%   to  0.90%   19.34%    to   18.80%
2009                   5,843        $1.38  to  $1.24        $7,225         0.68%      0.45%   to  0.90%   37.02%(7) to   31.30%
2008                   6,663        $0.94  to  $0.94        $6,276         0.31%      0.90%   to  0.90%  (39.17%)   to  (39.17%)
2007                   8,022        $1.55  to  $1.55       $12,420         0.16%      0.90%   to  0.90%    5.06%    to    5.06%
2006                   8,907        $1.47  to  $1.47       $13,126         0.18%      0.90%   to  0.90%    7.85%    to    7.85%
------------------------------------------------------------------------------------------------------------------------------

PUT VT MULTI-CAP GRO, CL IB
2010                   311          $1.13  to  $1.13          $352            --      0.45%   to  0.90%   13.18%(10)to   13.04%(10)
2009                   485          $1.46  to  $0.57          $277            --      0.45%   to  0.90%   44.60%(7) to   37.50%
2008                   542          $0.42  to  $0.42          $225            --      0.90%   to  0.90%  (46.03%)   to  (46.03%)
2007                   618          $0.77  to  $0.77          $476            --      0.90%   to  0.90%    2.87%    to    2.87%
2006                   675          $0.75  to  $0.75          $505            --      0.90%   to  0.90%    4.51%    to    4.51%
------------------------------------------------------------------------------------------------------------------------------




 82    RIVERSOURCE OF NEW YORK ACCOUNT 8

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                     EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

ROYCE MICRO-CAP, INVEST CL
2010                   1,458        $2.20  to  $2.91        $4,244         1.83%      0.45%   to  0.90%   29.38%    to   28.80%
2009                   1,689        $1.70  to  $2.26        $3,820            --      0.45%   to  0.90%   69.16%(7) to   56.63%
2008                   1,947        $1.44  to  $1.44        $2,811         2.29%      0.90%   to  0.90%  (43.78%)   to  (43.78%)
2007                   2,726        $2.57  to  $2.57        $7,002         1.42%      0.90%   to  0.90%    3.04%    to    3.04%
2006                   2,857        $2.49  to  $2.49        $7,122         0.19%      0.90%   to  0.90%   19.99%    to   19.99%
------------------------------------------------------------------------------------------------------------------------------

DISC ASSET ALLOC, AGGR
2010                   433          $1.48  to  $0.97          $420            --      0.45%   to  0.90%   12.02%    to   11.51%
2009                   380          $1.32  to  $0.87          $331            --      0.45%   to  0.90%   31.70%(7) to   22.70%
2008                   212          $0.71  to  $0.71          $150            --      0.90%   to  0.90%  (29.86%)(6)to  (29.86%)(6)
2007                   --              --         --            --            --      --             --      --             --
2006                   --              --         --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

DISC ASSET ALLOC, CONSERV
2010                   302          $1.30  to  $1.05          $317            --      0.45%   to  0.90%    8.29%    to    7.79%
2009                   143          $1.20  to  $0.97          $139            --      0.45%   to  0.90%   19.42%(7) to   15.82%
2008                   14           $0.84  to  $0.84           $11            --      0.90%   to  0.90%  (16.44%)(6)to  (16.44%)(6)
2007                   --              --         --            --            --      --             --      --             --
2006                   --              --         --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

DISC ASSET ALLOC, MOD
2010                   787          $1.39  to  $0.99          $782            --      0.45%   to  0.90%    9.89%    to    9.38%
2009                   624          $1.27  to  $0.91          $566            --      0.45%   to  0.90%   26.32%(7) to   19.64%
2008                   395          $0.76  to  $0.76          $300            --      0.90%   to  0.90%  (24.75%)(6)to  (24.75%)(6)
2007                   --              --         --            --            --      --             --      --             --
2006                   --              --         --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

DISC ASSET ALLOC, MOD AGGR
2010                   273          $1.44  to  $0.98          $268            --      0.45%   to  0.90%   10.88%    to   10.37%
2009                   271          $1.30  to  $0.89          $241            --      0.45%   to  0.90%   29.15%(7) to   21.10%
2008                   103          $0.73  to  $0.73           $75            --      0.90%   to  0.90%  (27.20%)(6)to  (27.20%)(6)
2007                   --              --         --            --            --      --             --      --             --
2006                   --              --         --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

DISC ASSET ALLOC, MOD CONSERV
2010                   198          $1.34  to  $1.02          $202            --      0.45%   to  0.90%    9.17%    to    8.67%
2009                   188          $1.23  to  $0.94          $176            --      0.45%   to  0.90%   22.60%(7) to   17.86%
2008                   31           $0.79  to  $0.79           $25            --      0.90%   to  0.90%  (21.14%)(6)to  (21.14%)(6)
2007                   --              --         --            --            --      --             --      --             --
2006                   --              --         --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

COL VP BAL, CL 3
2010                   14,247       $1.47  to  $1.03       $14,718            --      0.45%   to  0.90%   12.03%    to   11.52%
2009                   16,348       $1.31  to  $0.93       $15,142            --      0.45%   to  0.90%   30.33%(7) to   23.11%
2008                   19,230       $0.75  to  $0.75       $14,467         0.25%      0.90%   to  0.90%  (30.54%)   to  (30.54%)
2007                   24,520       $1.08  to  $1.08       $26,559         2.87%      0.90%   to  0.90%    0.82%    to    0.82%
2006                   26,606       $1.07  to  $1.07       $28,583         2.48%      0.90%   to  0.90%   13.36%    to   13.36%
------------------------------------------------------------------------------------------------------------------------------

COL VP CASH MGMT, CL 3
2010                   4,118        $0.99  to  $1.11        $4,581         0.01%      0.45%   to  0.90%   (0.44%)   to   (0.89%)
2009                   5,369        $1.00  to  $1.12        $6,026         0.07%      0.45%   to  0.90%   (0.30%)(7)to   (0.74%)
2008                   7,983        $1.13  to  $1.13        $9,024         2.26%      0.90%   to  0.90%    1.35%    to    1.35%
2007                   7,117        $1.12  to  $1.12        $7,938         4.72%      0.90%   to  0.90%    3.89%    to    3.89%
2006                   5,993        $1.07  to  $1.07        $6,434         4.43%      0.90%   to  0.90%    3.55%    to    3.55%
------------------------------------------------------------------------------------------------------------------------------




                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    83

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                     EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

COL VP DIV BOND, CL 3
2010                   7,560        $1.22  to  $1.49       $11,272         4.02%      0.45%   to  0.90%    7.84%    to    7.35%
2009                   16,785       $1.13  to  $1.39       $23,317         4.01%      0.45%   to  0.90%   13.38%(7) to   13.40%
2008                   14,554       $1.23  to  $1.23       $17,830         0.41%      0.90%   to  0.90%   (7.15%)   to   (7.15%)
2007                   11,883       $1.32  to  $1.32       $15,679         4.75%      0.90%   to  0.90%    4.25%    to    4.25%
2006                   9,617        $1.27  to  $1.27       $12,171         4.37%      0.90%   to  0.90%    3.48%    to    3.48%
------------------------------------------------------------------------------------------------------------------------------

COL VP DIV EQ INC, CL 3
2010                   8,131        $1.63  to  $1.67       $13,561            --      0.45%   to  0.90%   16.31%    to   15.78%
2009                   13,915       $1.40  to  $1.44       $20,042            --      0.45%   to  0.90%   39.18%(7) to   26.32%
2008                   14,276       $1.14  to  $1.14       $16,279         0.08%      0.90%   to  0.90%  (41.00%)   to  (41.00%)
2007                   13,179       $1.93  to  $1.93       $25,471         1.57%      0.90%   to  0.90%    7.05%    to    7.05%
2006                   11,103       $1.81  to  $1.81       $20,045         1.41%      0.90%   to  0.90%   18.67%    to   18.67%
------------------------------------------------------------------------------------------------------------------------------

COL VP DYN EQ, CL 3
2010                   28,233       $1.61  to  $0.73       $20,699            --      0.45%   to  0.90%   16.81%    to   16.28%
2009                   31,890       $1.38  to  $0.63       $20,086            --      0.45%   to  0.90%   36.80%(7) to   23.04%
2008                   36,252       $0.51  to  $0.51       $18,558         0.23%      0.90%   to  0.90%  (42.68%)   to  (42.68%)
2007                   44,581       $0.89  to  $0.89       $39,816         1.31%      0.90%   to  0.90%    2.01%    to    2.01%
2006                   49,649       $0.88  to  $0.88       $43,470         1.19%      0.90%   to  0.90%   14.25%    to   14.25%
------------------------------------------------------------------------------------------------------------------------------

COL VP GLOBAL BOND, CL 3
2010                   1,659        $1.21  to  $1.80        $2,984         3.94%      0.45%   to  0.90%    6.11%    to    5.63%
2009                   3,799        $1.14  to  $1.71        $6,477         1.81%      0.45%   to  0.90%   13.99%(7) to   10.38%
2008                   3,493        $1.54  to  $1.54        $5,396         7.32%      0.90%   to  0.90%   (1.33%)   to   (1.33%)
2007                   2,335        $1.57  to  $1.57        $3,655         3.64%      0.90%   to  0.90%    6.68%    to    6.68%
2006                   1,646        $1.47  to  $1.47        $2,416         3.27%      0.90%   to  0.90%    5.78%    to    5.78%
------------------------------------------------------------------------------------------------------------------------------

COL VP GLOBAL INFLATION PROT SEC, CL 3
2010                   819          $1.12  to  $1.19          $979         0.78%      0.45%   to  0.90%    3.65%    to    3.19%
2009                   5,531        $1.08  to  $1.16        $6,404        10.00%      0.45%   to  0.90%    8.15%(7) to    5.88%
2008                   2,466        $1.09  to  $1.09        $2,697         2.58%      0.90%   to  0.90%   (0.76%)   to   (0.76%)
2007                   424          $1.10  to  $1.10          $467         2.62%      0.90%   to  0.90%    6.97%    to    6.97%
2006                   10           $1.03  to  $1.03           $12         7.51%      0.90%   to  0.90%    3.09%(4) to    3.09%(4)
------------------------------------------------------------------------------------------------------------------------------

COL VP HI YIELD BOND, CL 3
2010                   1,927        $1.66  to  $1.84        $3,546         9.15%      0.45%   to  0.90%   13.45%    to   12.94%
2009                   2,312        $1.47  to  $1.63        $3,769        10.39%      0.45%   to  0.90%   48.29%(7) to   52.47%
2008                   2,371        $1.07  to  $1.07        $2,535         0.32%      0.90%   to  0.90%  (25.85%)   to  (25.85%)
2007                   3,544        $1.44  to  $1.44        $5,108         7.42%      0.90%   to  0.90%    0.94%    to    0.94%
2006                   3,372        $1.43  to  $1.43        $4,815         7.44%      0.90%   to  0.90%    9.83%    to    9.83%
------------------------------------------------------------------------------------------------------------------------------

COL VP INC OPP, CL 3
2010                   483          $1.52  to  $1.36          $656         3.11%      0.45%   to  0.90%   12.55%    to   12.03%
2009                   4,065        $1.35  to  $1.21        $4,929         4.99%      0.45%   to  0.90%   34.82%(7) to   41.12%
2008                   2,138        $0.86  to  $0.86        $1,837         0.06%      0.90%   to  0.90%  (19.54%)   to  (19.54%)
2007                   379          $1.07  to  $1.07          $405         6.99%      0.90%   to  0.90%    1.71%    to    1.71%
2006                   6            $1.05  to  $1.05            $8         6.43%      0.90%   to  0.90%    5.07%(4) to    5.07%(4)
------------------------------------------------------------------------------------------------------------------------------

COL VP MID CAP GRO OPP, CL 3
2010                   405          $2.18  to  $1.62          $655            --      0.45%   to  0.90%   25.72%    to   25.15%
2009                   584          $1.73  to  $1.29          $754            --      0.45%   to  0.90%   70.03%(7) to   61.94%
2008                   385          $0.80  to  $0.80          $307         0.02%      0.90%   to  0.90%  (45.34%)   to  (45.34%)
2007                   386          $1.46  to  $1.46          $563         0.05%      0.90%   to  0.90%   12.72%    to   12.72%
2006                   319          $1.29  to  $1.29          $412         0.30%      0.90%   to  0.90%   (0.96%)   to   (0.96%)
------------------------------------------------------------------------------------------------------------------------------




 84    RIVERSOURCE OF NEW YORK ACCOUNT 8

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                     EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

COL VP MID CAP VAL OPP, CL 3
2010                   273          $1.85  to  $1.04          $284            --      0.45%   to  0.90%   21.97%    to   21.41%
2009                   298          $1.52  to  $0.86          $255            --      0.45%   to  0.90%   49.83%(7) to   39.68%
2008                   322          $0.61  to  $0.61          $197            --      0.90%   to  0.90%  (45.60%)   to  (45.60%)
2007                   201          $1.13  to  $1.13          $226         0.81%      0.90%   to  0.90%    9.36%    to    9.36%
2006                   17           $1.03  to  $1.03           $18         1.18%      0.90%   to  0.90%    2.40%(4) to    2.40%(4)
------------------------------------------------------------------------------------------------------------------------------

COL VP S&P 500, CL 3
2010                   4,862        $1.56  to  $0.97        $4,709            --      0.45%   to  0.90%   14.19%    to   13.67%
2009                   5,286        $1.37  to  $0.85        $4,503            --      0.45%   to  0.90%   36.77%(7) to   24.87%
2008                   5,257        $0.68  to  $0.68        $3,586         0.08%      0.90%   to  0.90%  (37.66%)   to  (37.66%)
2007                   7,112        $1.09  to  $1.09        $7,783         1.65%      0.90%   to  0.90%    4.07%    to    4.07%
2006                   6,777        $1.05  to  $1.05        $7,126         1.46%      0.90%   to  0.90%   14.23%    to   14.23%
------------------------------------------------------------------------------------------------------------------------------

COL VP SHORT DURATION, CL 3
2010                   2,763        $1.07  to  $1.25        $3,448         0.90%      0.45%   to  0.90%    2.55%    to    2.08%
2009                   3,379        $1.05  to  $1.22        $4,132         2.98%      0.45%   to  0.90%    4.67%(7) to    4.58%
2008                   2,710        $1.17  to  $1.17        $3,168         0.15%      0.90%   to  0.90%   (3.51%)   to   (3.51%)
2007                   3,152        $1.21  to  $1.21        $3,819         4.18%      0.90%   to  0.90%    4.38%    to    4.38%
2006                   2,978        $1.16  to  $1.16        $3,457         3.81%      0.90%   to  0.90%    2.92%    to    2.92%
------------------------------------------------------------------------------------------------------------------------------

COL VP LG CAP GRO, CL 3
2010                   2,792        $1.68  to  $0.61        $1,703            --      0.45%   to  0.90%   16.64%    to   16.11%
2009                   2,923        $1.44  to  $0.52        $1,534            --      0.45%   to  0.90%   42.81%(7) to   35.76%
2008                   10,135       $0.39  to  $0.39        $3,917         0.20%      0.90%   to  0.90%  (44.84%)   to  (44.84%)
2007                   5,980        $0.70  to  $0.70        $4,191         1.00%      0.90%   to  0.90%    2.14%    to    2.14%
2006                   4,510        $0.69  to  $0.69        $3,094         0.88%      0.90%   to  0.90%   10.09%    to   10.09%
------------------------------------------------------------------------------------------------------------------------------

COL VP SELECT LG CAP VAL, CL 3
2010                   53           $1.67  to  $0.97           $51            --      0.45%   to  0.90%   19.99%    to   19.44%
2009                   53           $1.39  to  $0.82           $43            --      0.45%   to  0.90%   37.30%(7) to   25.00%
2008                   67           $0.65  to  $0.65           $44         0.05%      0.90%   to  0.90%  (40.00%)   to  (40.00%)
2007                   13           $1.09  to  $1.09           $14         1.63%      0.90%   to  0.90%   (1.35%)   to   (1.35%)
2006                   1            $1.10  to  $1.10            $2         2.06%      0.90%   to  0.90%   10.59%(4) to   10.59%(4)
------------------------------------------------------------------------------------------------------------------------------

COL VP SELECT SM CAP VAL, CL 3
2010                   660          $1.93  to  $1.48          $978            --      0.45%   to  0.90%   26.23%    to   25.66%
2009                   663          $1.53  to  $1.18          $783            --      0.45%   to  0.90%   52.13%(7) to   38.56%
2008                   807          $0.85  to  $0.85          $688            --      0.90%   to  0.90%  (39.15%)   to  (39.15%)
2007                   988          $1.40  to  $1.40        $1,382         0.16%      0.90%   to  0.90%   (5.05%)   to   (5.05%)
2006                   1,095        $1.47  to  $1.47        $1,615         0.04%      0.90%   to  0.90%   10.69%    to   10.69%
------------------------------------------------------------------------------------------------------------------------------

COL VP EMER MKTS OPP, CL 3
2010                   1,086        $2.31  to  $3.30        $3,580         1.54%      0.45%   to  0.90%   19.22%    to   18.68%
2009                   1,859        $1.94  to  $2.78        $5,164         0.36%      0.45%   to  0.90%   93.74%(7) to   72.52%
2008                   2,006        $1.61  to  $1.61        $3,231         0.70%      0.90%   to  0.90%  (54.12%)   to  (54.12%)
2007                   1,167        $3.51  to  $3.51        $4,098         0.58%      0.90%   to  0.90%   36.87%    to   36.87%
2006                   958          $2.56  to  $2.56        $2,458         0.34%      0.90%   to  0.90%   32.71%    to   32.71%
------------------------------------------------------------------------------------------------------------------------------

COL VP INTL OPP, CL 3
2010                   10,001       $1.62  to  $0.84        $8,438         1.42%      0.45%   to  0.90%   13.39%    to   12.87%
2009                   11,407       $1.43  to  $0.75        $8,513         1.57%      0.45%   to  0.90%   44.19%(7) to   26.40%
2008                   13,515       $0.59  to  $0.59        $7,980         2.34%      0.90%   to  0.90%  (40.97%)   to  (40.97%)
2007                   16,842       $1.00  to  $1.00       $16,846         0.99%      0.90%   to  0.90%   11.67%    to   11.67%
2006                   18,415       $0.90  to  $0.90       $16,493         1.94%      0.90%   to  0.90%   23.06%    to   23.06%
------------------------------------------------------------------------------------------------------------------------------




                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    85

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                     EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

VP AGGR, CL 2
2010                   1,262        $1.13  to  $1.12        $1,416            --      0.45%   to  0.90%   13.71%(9) to   13.37%(9)
2009                   --              --         --            --            --      --             --      --             --
2008                   --              --         --            --            --      --             --      --             --
2007                   --              --         --            --            --      --             --      --             --
2006                   --              --         --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

VP AGGR, CL 4
2010                   13,081       $1.13  to  $1.12       $14,675            --      0.45%   to  0.90%   13.71%(9) to   13.37%(9)
2009                   --              --         --            --            --      --             --      --             --
2008                   --              --         --            --            --      --             --      --             --
2007                   --              --         --            --            --      --             --      --             --
2006                   --              --         --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

VP CONSERV, CL 2
2010                   151          $1.05  to  $1.05          $158            --      0.45%   to  0.90%    5.63%(9) to    5.32%(9)
2009                   --              --         --            --            --      --             --      --             --
2008                   --              --         --            --            --      --             --      --             --
2007                   --              --         --            --            --      --             --      --             --
2006                   --              --         --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

VP CONSERV, CL 4
2010                   1,937        $1.05  to  $1.05        $2,025            --      0.45%   to  0.90%    5.63%(9) to    5.32%(9)
2009                   --              --         --            --            --      --             --      --             --
2008                   --              --         --            --            --      --             --      --             --
2007                   --              --         --            --            --      --             --      --             --
2006                   --              --         --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

VP DAVIS NY VENTURE, CL 3
2010                   410          $1.62  to  $0.85          $348            --      0.45%   to  0.90%   11.03%    to   10.52%
2009                   8,520        $1.46  to  $0.77        $6,550            --      0.45%   to  0.90%   44.68%(7) to   30.15%
2008                   4,123        $0.59  to  $0.59        $2,435         0.01%      0.90%   to  0.90%  (39.13%)   to  (39.13%)
2007                   567          $0.97  to  $0.97          $550         1.20%      0.90%   to  0.90%   (3.23%)(5)to   (3.23%)(5)
2006                   --              --         --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

VP GS MID CAP VAL, CL 3
2010                   120          $1.78  to  $1.14          $137            --      0.45%   to  0.90%   21.32%    to   20.77%
2009                   77           $1.47  to  $0.94           $73            --      0.45%   to  0.90%   45.45%(7) to   35.40%
2008                   102          $0.69  to  $0.69           $71            --      0.90%   to  0.90%  (37.25%)   to  (37.25%)
2007                   7            $1.11  to  $1.11            $8         1.33%      0.90%   to  0.90%    5.08%    to    5.08%
2006                    --          $1.05  to  $1.05            $1         1.84%      0.90%   to  0.90%    5.32%(4) to    5.32%(4)
------------------------------------------------------------------------------------------------------------------------------

VP MOD, CL 2
2010                   3,772        $1.10  to  $1.09        $4,127            --      0.45%   to  0.90%    9.89%(9) to    9.56%(9)
2009                   --              --         --            --            --      --             --      --             --
2008                   --              --         --            --            --      --             --      --             --
2007                   --              --         --            --            --      --             --      --             --
2006                   --              --         --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

VP MOD, CL 4
2010                   34,763       $1.10  to  $1.09       $38,032            --      0.45%   to  0.90%    9.89%(9) to    9.56%(9)
2009                   --              --         --            --            --      --             --      --             --
2008                   --              --         --            --            --      --             --      --             --
2007                   --              --         --            --            --      --             --      --             --
2006                   --              --         --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------




 86    RIVERSOURCE OF NEW YORK ACCOUNT 8

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                     EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

VP MOD AGGR, CL 2
2010                   3,107        $1.12  to  $1.11        $3,455            --      0.45%   to  0.90%   11.69%(9) to   11.35%(9)
2009                   --              --         --            --            --      --             --      --             --
2008                   --              --         --            --            --      --             --      --             --
2007                   --              --         --            --            --      --             --      --             --
2006                   --              --         --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

VP MOD AGGR, CL 4
2010                   39,739       $1.12  to  $1.11       $44,226            --      0.45%   to  0.90%   11.79%(9) to   11.45%(9)
2009                   --              --         --            --            --      --             --      --             --
2008                   --              --         --            --            --      --             --      --             --
2007                   --              --         --            --            --      --             --      --             --
2006                   --              --         --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

VP MOD CONSERV, CL 2
2010                   558          $1.07  to  $1.07          $597            --      0.45%   to  0.90%    7.50%(9) to    7.17%(9)
2009                   --              --         --            --            --      --             --      --             --
2008                   --              --         --            --            --      --             --      --             --
2007                   --              --         --            --            --      --             --      --             --
2006                   --              --         --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

VP MOD CONSERV, CL 4
2010                   6,731        $1.07  to  $1.07        $7,211            --      0.45%   to  0.90%    7.60%(9) to    7.27%(9)
2009                   --              --         --            --            --      --             --      --             --
2008                   --              --         --            --            --      --             --      --             --
2007                   --              --         --            --            --      --             --      --             --
2006                   --              --         --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

VP PTNRS SM CAP VAL, CL 3
2010                   358          $1.85  to  $1.86          $667            --      0.45%   to  0.90%   23.87%    to   23.31%
2009                   2,991        $1.49  to  $1.51        $4,521            --      0.45%   to  0.90%   48.03%(7) to   35.33%
2008                   2,549        $1.12  to  $1.12        $2,847         0.06%      0.90%   to  0.90%  (32.19%)   to  (32.19%)
2007                   723          $1.65  to  $1.65        $1,191         0.90%      0.90%   to  0.90%   (5.75%)   to   (5.75%)
2006                   401          $1.75  to  $1.75          $700         0.43%      0.90%   to  0.90%   19.18%    to   19.18%
------------------------------------------------------------------------------------------------------------------------------

THIRD AVE VAL
2010                   1,762        $1.79  to  $2.05        $3,612         3.85%      0.45%   to  0.90%   13.55%    to   13.04%
2009                   2,126        $1.58  to  $1.82        $3,858            --      0.45%   to  0.90%   55.77%(7) to   44.05%
2008                   2,481        $1.26  to  $1.26        $3,126         0.78%      0.90%   to  0.90%  (44.16%)   to  (44.16%)
2007                   3,760        $2.26  to  $2.26        $8,486         2.17%      0.90%   to  0.90%   (5.66%)   to   (5.66%)
2006                   3,994        $2.39  to  $2.39        $9,554         1.31%      0.90%   to  0.90%   14.74%    to   14.74%
------------------------------------------------------------------------------------------------------------------------------

WANGER INTL
2010                   2,612        $2.01  to  $2.13        $5,563         2.16%      0.45%   to  0.90%   24.36%    to   23.80%
2009                   4,069        $1.61  to  $1.72        $7,000         3.77%      0.45%   to  0.90%   62.35%(7) to   48.44%
2008                   4,995        $1.16  to  $1.16        $5,789         0.94%      0.90%   to  0.90%  (46.09%)   to  (46.09%)
2007                   4,438        $2.15  to  $2.15        $9,540         0.81%      0.90%   to  0.90%   15.26%    to   15.26%
2006                   4,080        $1.87  to  $1.87        $7,610         0.49%      0.90%   to  0.90%   35.94%    to   35.94%
------------------------------------------------------------------------------------------------------------------------------

WANGER USA
2010                   2,815        $1.87  to  $2.01        $5,652            --      0.45%   to  0.90%   22.80%    to   22.25%
2009                   4,200        $1.52  to  $1.64        $6,898            --      0.45%   to  0.90%   51.36%(7) to   40.95%
2008                   4,308        $1.17  to  $1.17        $5,019            --      0.90%   to  0.90%  (40.23%)   to  (40.23%)
2007                   4,763        $1.95  to  $1.95        $9,284            --      0.90%   to  0.90%    4.44%    to    4.44%
2006                   4,653        $1.87  to  $1.87        $8,684         0.22%      0.90%   to  0.90%    6.91%    to    6.91%
------------------------------------------------------------------------------------------------------------------------------




                                        RIVERSOURCE OF NEW YORK ACCOUNT 8    87

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                     EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

WF ADV VT CORE EQ, CL 2
2010                   474          $1.73  to  $1.59          $755         0.44%      0.45%   to  0.90%   15.66%    to   15.14%
2009                   366          $1.49  to  $1.38          $507         1.33%      0.45%   to  0.90%   48.40%(7) to   34.53%
2008                   221          $1.03  to  $1.03          $227         1.48%      0.90%   to  0.90%  (33.61%)   to  (33.61%)
2007                   155          $1.55  to  $1.55          $241         0.88%      0.90%   to  0.90%    7.04%    to    7.04%
2006                   136          $1.45  to  $1.45          $197         1.34%      0.90%   to  0.90%   11.39%    to   11.39%
------------------------------------------------------------------------------------------------------------------------------

WF ADV VT INDEX ASSET ALLOC, CL 2
2010                   163          $1.33  to  $1.33          $217         1.76%      0.90%   to  0.90%   12.27%    to   12.27%
2009                   186          $1.19  to  $1.19          $221         2.01%      0.90%   to  0.90%   14.42%    to   14.42%
2008                   247          $1.04  to  $1.04          $257         2.42%      0.90%   to  0.90%  (29.75%)   to  (29.75%)
2007                   264          $1.48  to  $1.48          $391         2.29%      0.90%   to  0.90%    6.63%    to    6.63%
2006                   236          $1.39  to  $1.39          $327         2.34%      0.90%   to  0.90%   11.14%    to   11.14%
------------------------------------------------------------------------------------------------------------------------------

WF ADV VT INTL EQ, CL 2
2010                   924          $1.50  to  $1.49        $1,377         0.74%      0.45%   to  0.90%   15.98%    to   15.46%
2009                   1,101        $1.30  to  $1.29        $1,420         3.82%      0.45%   to  0.90%   30.30%(8) to   29.79%(8)
2008                   --              --         --            --            --      --             --      --             --
2007                   --              --         --            --            --      --             --      --             --
2006                   --              --         --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

WF ADV VT OPP, CL 2
2010                   140          $1.93  to  $1.77          $247         0.77%      0.45%   to  0.90%   23.20%    to   22.65%
2009                   121          $1.56  to  $1.45          $175            --      0.45%   to  0.90%   55.37%(7) to   46.41%
2008                   85           $0.99  to  $0.99           $84         2.12%      0.90%   to  0.90%  (40.64%)   to  (40.64%)
2007                   78           $1.66  to  $1.66          $129         0.61%      0.90%   to  0.90%    5.67%    to    5.67%
2006                   68           $1.57  to  $1.57          $107            --      0.90%   to  0.90%   11.22%    to   11.22%
------------------------------------------------------------------------------------------------------------------------------

WF ADV VT SM CAP GRO, CL 2
2010                   322          $2.16  to  $2.11          $681            --      0.45%   to  0.90%   26.20%    to   25.64%
2009                   349          $1.71  to  $1.68          $587            --      0.45%   to  0.90%   70.90%(7) to   51.28%
2008                   371          $1.11  to  $1.11          $412            --      0.90%   to  0.90%  (41.95%)   to  (41.95%)
2007                   365          $1.91  to  $1.91          $699            --      0.90%   to  0.90%   12.79%    to   12.79%
2006                   279          $1.70  to  $1.70          $475            --      0.90%   to  0.90%   21.66%    to   21.66%
------------------------------------------------------------------------------------------------------------------------------





    (1) These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.




    (2) These ratios represent the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund are excluded.




    (3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of minimum to maximum values, based on the subaccounts representing the minimum and maximum expense ratio amounts, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.


    (4) New subaccount operations commenced on May 1, 2006.


    (5) New subaccount operations commenced on June 11, 2007.


    (6) New subaccount operations commenced on May 1, 2008.


    (7) New subaccount operations commenced on Jan. 23, 2009.


    (8) New subaccount operations commenced on Feb. 13, 2009.


    (9) New subaccount operations commenced on May 7, 2010.


   (10) New subaccount operations commenced on Sept. 24, 2010.




 88    RIVERSOURCE OF NEW YORK ACCOUNT 8

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS
RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK

We have audited the accompanying balance sheets of RiverSource Life Insurance Co. of New York (a wholly owned subsidiary of RiverSource Life Insurance Company) (the Company) as of December 31, 2010 and 2009, and the related statements of operations, cash flows and shareholder's equity for each of the three years in the period ended December 31, 2010. These financial statements are the responsibility of RiverSource Life Insurance Co. of New York's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of RiverSource Life Insurance Co. of New York at December 31, 2010 and 2009, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2010, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 3 to the financial statements, in 2009 the Company adopted new accounting guidance related to the recognition and presentation of other-than-temporary impairments, and in 2008 the Company adopted new accounting guidance related to the measurement of fair value.

                                             /s/ ERNST & YOUNG LLP

Minneapolis, Minnesota

April 15, 2011

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

BALANCE SHEETS
(IN THOUSANDS, EXCEPT SHARE DATA)


DECEMBER 31,                                                               2010          2009

ASSETS
Investments:
Available-for-Sale:
  Fixed maturities, at fair value (amortized cost: 2010, $1,689,097;
  2009, $1,715,064)                                                     $1,803,588    $1,770,979
Commercial mortgage loans, at cost (less allowance for loan losses:
2010, $2,538; 2009, $2,088)                                                167,851       183,986
Policy loans                                                                36,484        35,748
Trading securities                                                             233           113
-------------------------------------------------------------------------------------------------
    Total investments                                                    2,008,156     1,990,826
Cash equivalents                                                            66,199        89,502
Restricted cash                                                                 --         8,400
Reinsurance recoverables                                                    83,260        74,438
Other receivables                                                            6,172        27,753
Accrued investment income                                                   22,033        22,224
Deferred acquisition costs                                                 227,688       221,942
Deferred sales inducement costs                                             23,947        22,919
Other assets                                                                27,365        22,121
Separate account assets                                                  3,448,487     2,920,793
-------------------------------------------------------------------------------------------------
Total assets                                                            $5,913,307    $5,400,918
=================================================================================================


LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
Future policy benefits                                                  $1,900,657    $1,916,865
Policy claims and other policyholders' funds                                 7,308         6,899
Deferred income taxes, net                                                  33,902        19,632
Other liabilities                                                           52,312       103,758
Separate account liabilities                                             3,448,487     2,920,793
-------------------------------------------------------------------------------------------------
Total liabilities                                                        5,442,666     4,967,947
-------------------------------------------------------------------------------------------------
Shareholder's equity:
Common stock, $10 par value; 200,000 shares authorized, issued and
outstanding                                                                  2,000         2,000
Additional paid-in capital                                                 106,632       106,634
Retained earnings                                                          318,148       294,112
Accumulated other comprehensive income, net of tax                          43,861        30,225
-------------------------------------------------------------------------------------------------
Total shareholder's equity                                                 470,641       432,971
-------------------------------------------------------------------------------------------------
Total liabilities and shareholder's equity                              $5,913,307    $5,400,918
=================================================================================================



See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
(IN THOUSANDS)


YEARS ENDED DECEMBER 31,                                           2010          2009          2008

REVENUES
Premiums                                                         $ 26,406      $ 25,064      $ 26,063
Net investment income                                             107,072       103,079        94,421
Policy and contract charges                                        78,833        65,350        70,900
Other revenues                                                     12,976        11,985        15,389
Net realized investment gains (losses)                              1,646         2,045       (24,117)
-------------------------------------------------------------------------------------------------------
    Total revenues                                                226,933       207,523       182,656
-------------------------------------------------------------------------------------------------------


BENEFITS AND EXPENSES
Benefits, claims, losses and settlement expenses                   54,540        21,649        65,151
Interest credited to fixed accounts                                59,135        59,629        52,997
Amortization of deferred acquisition costs                          7,694        11,950        41,554
Other insurance and operating expenses                             34,631        32,045        38,268
-------------------------------------------------------------------------------------------------------
    Total benefits and expenses                                   156,000       125,273       197,970
-------------------------------------------------------------------------------------------------------
Pretax income (loss)                                               70,933        82,250       (15,314)
Income tax provision (benefit)                                     18,663        25,848        (9,350)
-------------------------------------------------------------------------------------------------------
Net income (loss)                                                $ 52,270      $ 56,402      $ (5,964)
=======================================================================================================

Supplemental Disclosures:
Net realized investment gains:
  Net realized investment gains before impairment losses on
  securities                                                     $  1,882      $  7,250
-------------------------------------------------------------------------------------------------------
  Total other-than-temporary impairment losses on securities         (275)       (4,975)
  Portion of gain (loss) recognized in other comprehensive
  income                                                               39          (230)
-------------------------------------------------------------------------------------------------------
  Net impairment losses recognized in net realized investment
  gains                                                              (236)       (5,205)
-------------------------------------------------------------------------------------------------------
Net realized investment gains                                    $  1,646      $  2,045
=======================================================================================================



See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

STATEMENTS OF CASH FLOWS
(IN THOUSANDS)


YEARS ENDED DECEMBER 31,                                           2010          2009          2008

CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)                                                $  52,270     $  56,402     $  (5,964)
Adjustments to reconcile net income (loss) to net cash
provided by (used in) operating activities:
  Capitalization of deferred acquisition and sales inducement
  costs                                                            (25,749)      (32,476)      (33,385)
  Amortization of deferred acquisition and sales inducement
  costs                                                              8,038        14,991        44,145
  Depreciation, amortization and accretion, net                     (1,006)       (1,205)        2,914
  Deferred income tax expense (benefit)                              6,789         7,335       (22,571)
  Contractholder and policyholder charges, non-cash                (16,958)      (16,537)      (16,766)
  Net realized investment gains                                     (2,332)       (8,148)         (781)
  Other-than-temporary impairments and provision for loan
  losses recognized in net realized investment (gains) losses          686         6,105        24,898
Change in operating assets and liabilities:
  Trading securities, net                                             (120)          (26)           43
  Future policy benefits for traditional life, disability
  income and long term care insurance                               19,362        17,535        20,723
  Policy claims and other policyholders' funds                         409        (1,441)        1,880
  Reinsurance recoverables                                          (8,822)       (4,815)      (15,562)
  Other receivables                                                   (442)          (71)           21
  Accrued investment income                                            191        (4,573)          762
  Derivatives collateral, net                                        8,290       (43,930)       38,980
  Other assets and liabilities, net                                 13,174       (22,123)       56,188
-------------------------------------------------------------------------------------------------------
Net cash provided by (used in) operating activities                 53,780       (32,977)       95,525
-------------------------------------------------------------------------------------------------------


CASH FLOWS FROM INVESTING ACTIVITIES
Available-for-Sale securities:
  Proceeds from sales                                               66,692       309,903        15,114
  Maturities, sinking fund payments and calls                      191,306       214,089       166,854
  Purchases                                                       (261,851)     (783,421)     (188,068)
Proceeds from repayments of commercial mortgage loans               15,685        25,944        15,695
Funding of commercial mortgage loans                                    --           (44)           --
Purchase of land, buildings, equipment and software                     --           (42)          (82)
Change in policy loans, net                                           (736)          478          (492)
-------------------------------------------------------------------------------------------------------
Net cash provided by (used in) investing activities                 11,096      (233,093)        9,021
-------------------------------------------------------------------------------------------------------


CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder and contractholder account values:
  Considerations received                                           96,826       269,006       143,543
  Net transfers (to) from separate accounts                        (74,249)       16,997           820
  Surrenders and other benefits                                    (76,215)     (124,858)     (174,838)
Deferred premium options, net                                       (6,305)       (1,447)       (7,669)
Tax adjustment on share-based incentive compensation plan               (2)          (12)            9
Cash dividend to RiverSource Life Insurance Company                (28,234)           --       (77,000)
-------------------------------------------------------------------------------------------------------
Net cash (used in) provided by financing activities                (88,179)      159,686      (115,135)
-------------------------------------------------------------------------------------------------------
Net decrease in cash equivalents                                   (23,303)     (106,384)      (10,589)
Cash equivalents at beginning of period                             89,502       195,886       206,475
-------------------------------------------------------------------------------------------------------
Cash equivalents at end of period                                $  66,199     $  89,502     $ 195,886
=======================================================================================================

Supplemental Disclosures:
  Income taxes paid, net                                         $  18,588     $     619     $  17,501
  Interest paid on borrowings under repurchase agreements               86            --            --


See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

STATEMENTS OF SHAREHOLDER'S EQUITY
FOR THE THREE YEARS ENDED DECEMBER 31, 2010
(IN THOUSANDS)


                                                                                        ACCUMULATED
                                                           ADDITIONAL                      OTHER
                                               COMMON        PAID-IN      RETAINED     COMPREHENSIVE
                                                STOCK        CAPITAL      EARNINGS     INCOME (LOSS)       TOTAL
-------------------------------------------------------------------------------------------------------------------
BALANCES AT JANUARY 1, 2008                    $2,000       $106,637      $321,909        $(10,299)      $420,247
Change in accounting principles, net of
tax                                                --             --        (1,982)             --         (1,982)
Comprehensive loss:
  Net loss                                         --             --        (5,964)             --         (5,964)
  Other comprehensive loss, net of tax:
    Change in net unrealized securities
    losses                                         --             --            --         (53,345)       (53,345)
                                                                                                       ------------
Total comprehensive loss                                                                                  (59,309)
Tax adjustment on share-based incentive
compensation plan                                  --              9            --              --              9
Cash dividend to RiverSource Life
Insurance Company                                  --             --       (77,000)             --        (77,000)
-------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2008                   2,000        106,646       236,963         (63,644)       281,965
Change in accounting principles, net of
tax                                                --             --           747            (747)            --
Comprehensive income:
  Net income                                       --             --        56,402              --         56,402
  Other comprehensive income, net of tax:
    Change in net unrealized securities
    losses                                         --             --            --          93,897         93,897
    Change in noncredit related
    impairments on securities and net
    unrealized securities losses on
    previously impaired securities                 --             --            --             719            719
                                                                                                       ------------
Total comprehensive income                                                                                151,018
Tax adjustment on share-based incentive
compensation plan                                  --            (12)           --              --            (12)
-------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2009                   2,000        106,634       294,112          30,225        432,971
Comprehensive income:
  Net income                                       --             --        52,270              --         52,270
  Other comprehensive income, net of tax:
    Change in net unrealized securities
    gains                                          --             --            --          13,919         13,919
    Change in noncredit related
    impairments on securities and net
    unrealized securities losses on
    previously impaired securities                 --             --            --            (283)          (283)
                                                                                                       ------------
Total comprehensive income                                                                                 65,906
Tax adjustment on share-based incentive
compensation plan                                  --             (2)           --              --             (2)
Cash dividend to RiverSource Life
Insurance Company                                  --             --       (28,234)             --        (28,234)
-------------------------------------------------------------------------------------------------------------------
BALANCES AT DECEMBER 31, 2010                  $2,000       $106,632      $318,148        $ 43,861       $470,641
===================================================================================================================




See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1. NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Co. of New York (the "Company") is a stock life insurance company which is domiciled and holds a Certificate of Authority in the State of New York. During 2010, the Company withdrew its Certificates of Authority from North Dakota and Delaware as it does not conduct business in these states. The Company is a wholly owned subsidiary of RiverSource Life Insurance Company ("RiverSource Life"), which is domiciled in Minnesota. RiverSource Life is a wholly owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"). The Company serves residents of the State of New York and issues insurance and annuity products.

The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles ("GAAP"), which vary in certain respects from reporting practices prescribed or permitted by the New York State Insurance Department (the Company's primary regulator) as reconciled in Note 17. Certain reclassifications of prior period amounts have been made to conform to the current presentation.

The Company's products include deferred variable annuities, fixed deferred annuities and immediate annuities which are issued primarily to individuals. With deferred annuities, assets accumulate until the contract is surrendered, the contractholder (or in some contracts, the annuitant) dies or the contractholder or annuitant begins receiving benefits under an annuity payout option. With immediate annuities, payments begin within one year of issue and continue for life or for a fixed period of time. The Company's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, the Company has the option of paying a higher rate set at its discretion. Certain riders are available offering additional benefits, including variable annuity death benefit and living benefit riders.

The Company also issues both variable and fixed universal life insurance, traditional life insurance and disability income ("DI") insurance. Universal life insurance is a form of permanent life insurance characterized by flexible premiums, flexible death benefit amounts and unbundled pricing factors (i.e., mortality, interest and expenses). Traditional life insurance refers to term life insurance policies that pay a specified sum to a beneficiary upon death of the insured for a fixed premium. Variable universal life insurance combines the premium and death benefit flexibility of universal life with underlying fund investment flexibility and the risks associated therewith. Waiver of premium and accidental death benefit riders are generally available with these life insurance products, in addition to other benefit riders. The Company issues only non-participating life insurance policies which do not pay dividends to policyholders from realized policy margins.

Under the Company's variable life insurance and variable annuity products described above, the purchaser may choose a fixed account option that is part of the Company's "general account" as well as investment options from a variety of portfolios that include common stocks, bonds, managed assets and/or short-term securities.

The Company evaluated events or transactions that may have occurred after the balance sheet date for potential recognition or disclosure through April 15, 2011, the date the financial statements were issued.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMOUNTS BASED ON ESTIMATES AND ASSUMPTIONS
Accounting estimates are an integral part of the financial statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, deferred acquisition costs ("DAC") and the corresponding recognition of DAC amortization, derivative instruments and hedging activities, claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

INVESTMENTS
Available-for-Sale Securities
Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (loss), net of impacts to DAC, deferred sales inducement costs ("DSIC"), certain benefit reserves and income taxes. Gains and losses are recognized in the Statements of Operations upon disposition of the securities.

Effective January 1, 2009, the Company early adopted an accounting standard that significantly changed the Company's accounting policy regarding the timing and amount of other-than-temporary impairments for Available-for-Sale securities as follows. When the fair value of an investment is less than its amortized cost, the Company assesses whether or not: (i) it has the intent to sell the security (made a decision to sell) or (ii) it is more likely than not that the Company will be required to sell the security before its anticipated recovery. If either of these conditions is met, an other-than-temporary impairment is considered to have occurred and the Company must recognize an other-than-temporary impairment for the difference between the investment's amortized cost basis and its fair value through earnings. For securities that do not meet the above criteria and

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------


the Company does not expect to recover a security's amortized cost basis, the security is also considered other-than-temporarily impaired. For these securities, the Company separates the total impairment into the credit loss component and the amount of the loss related to other factors. The amount of the total other-than-temporary impairments related to credit loss is recognized in earnings. The amount of the total other-than-temporary impairments related to other factors is recognized in other comprehensive income (loss), net of impacts to DAC, DSIC, certain benefit reserves and income taxes. For Available-for-Sale securities that have recognized an other-than-temporary impairment through earnings, if through subsequent evaluation there is a sustained increase in the cash flow expected, the difference between the amortized cost basis and the cash flows expected to be collected is accreted as interest income. Subsequent increases and decreases in the fair value of Available-for-Sale securities are included in other comprehensive income (loss). The Company's Statements of Shareholder's Equity present all changes in other comprehensive income (loss) associated with Available-for-Sale debt securities that have been other-than-temporarily impaired on a separate line from fair value changes recorded in other comprehensive income (loss) from all other securities.

The Company provides a supplemental disclosure on the face of its Statements of Operations that presents: (i) total other-than-temporary impairment losses recognized during the period and (ii) the portion of other-than-temporary impairment losses recognized in other comprehensive income (loss). The sum of these amounts represents the credit-related portion of other-than-temporary impairments that were recognized in earnings during the period. The portion of other-than-temporary losses recognized in other comprehensive income (loss) includes: (i) the portion of other-than-temporary impairment losses related to factors other than credit recognized during the period and (ii) reclassifications of other-than-temporary impairment losses previously determined to be related to factors other than credit that are determined to be credit-related in the current period. The amount presented on the Statements of Operations as the portion of other-than-temporary losses recognized in other comprehensive income (loss) excludes subsequent increases and decreases in the fair value of these securities.

For all securities that are considered temporarily impaired, the Company does not intend to sell these securities (has not made a decision to sell) and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis. The Company believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value that are considered only temporarily impaired.

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are other-than-temporary include: (i) the extent to which the market value is below amortized cost; (ii) the duration of time in which there has been a significant decline in value; (iii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iv) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors. In order to determine the amount of the credit loss component for corporate debt securities considered other-than-temporarily impaired, a best estimate of the present value of cash flows expected to be collected discounted at the security's effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company's position in the debtor's overall capital structure.

For structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities, asset backed securities and other structured investments), the Company also considers factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections in assessing potential other-than-temporary impairments of these investments. Based upon these factors, securities that have indicators of potential other-than-temporary impairment are subject to detailed review by management. Securities for which declines are considered temporary continue to be carefully monitored by management.

FINANCING RECEIVABLES

Commercial Mortgage Loans
Commercial mortgage loans are reflected at amortized cost less the allowance for loan losses.

Interest income is accrued on the unpaid principal balances of the loans as earned.

Policy Loans
Policy loans include life insurance policy and annuity loans and are reported at the unpaid principal balance, plus accrued interest. When originated, the loan balances do not exceed the cash surrender value of the underlying products. As there is minimal risk of loss related to policy loans, the Company does not record an allowance for loan losses for policy loans.

Nonaccrual Loans
Generally, loans are evaluated for or placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued

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interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal or in accordance with the loan agreement unless the remaining principal balance has been determined to be fully collectible.

Commercial mortgage loans are evaluated for impairment when the loan is considered for nonaccrual status or foreclosure proceedings are initiated on the property. If it is determined that the fair value is less than the current loan balance, it is written down to fair value less selling costs. Foreclosed property would be recorded as real estate owned in trading securities and other investments.

Allowance for Loan Losses
Management determines the adequacy of the allowance for loan losses by portfolio based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value ratios and occupancy rates, along with economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change.

The Company determines the amount of the allowance required for certain sectors based on management's assessment of relative risk characteristics of the loan portfolio. The allowance is recorded for homogeneous loan categories on a pool basis, based on an analysis of product mix and risk characteristics of the portfolio, including geographic concentration, bankruptcy experiences, and historical losses, adjusted for current trends and market conditions.

While the Company attributes portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses inherent in the total loan portfolio. The allowance is increased through provisions charged to net realized investment gains (losses) and reduced/increased by net charge-offs/recoveries.

Impaired Loans
The Company considers a loan to be impaired when, based on current information and events, it is probable the Company will not be able to collect all amounts due (both interest and principal) according to the contractual terms of the loan agreement. Impaired loans may also include loans that have been modified in troubled debt restructurings as a concession to borrowers experiencing financial difficulties. Management evaluates for impairment restructured loans and loans with higher impairment risk factors. The impairment recognized is measured as the excess of the loan's recorded investment over: (i) the present value of its expected principal and interest payments discounted at the loan's effective interest rate, (ii) the fair value of collateral or (iii) the loan's observable market price.

Restructured Loans
A loan is classified as a restructured loan when the Company makes certain concessionary modifications to contractual terms. Loans restructured at an interest rate equal to or greater than interest rates for new loans with comparable risk at the time the contract is modified are excluded from restructured loans. When the interest rate and/or due dates have been modified in an attempt to make the loan more affordable to the borrower, the modification is considered a troubled debt restructuring. Generally, performance prior to the restructuring or significant events that coincide with the restructuring are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the restructure or after a performance period. If the borrower's ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status. There are no material commitments to lend additional funds to borrowers whose loans have been restructured.

CASH AND CASH EQUIVALENTS
Cash equivalents include highly liquid investments with original maturities of 90 days or less.

RESTRICTED CASH
Total restricted cash at December 31, 2010 and 2009 was nil and $8.4 million, respectively, consisting of cash that has been pledged to counterparties.

REINSURANCE
The Company cedes significant amounts of insurance risk to other insurers under reinsurance agreements. Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Traditional life, long term care ("LTC") and DI reinsurance premiums, net of the change in any prepaid reinsurance asset, are reported as a reduction of premiums. Fixed and variable universal life reinsurance premiums are reported as a reduction of policy and contract charges. In addition, for fixed and variable universal life insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is recognized as an asset and amortized over the term of the reinsurance contract, in proportion to the estimated gross profits and is subject to retrospective adjustment in a manner similar to retrospective adjustment of DAC. The assumptions used to project the expected cash flows are consistent

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with those used for DAC asset valuation for the same contracts. Changes in the net cost of reinsurance are reflected as a component of policy and contract charges. Reinsurance recoveries are reported as components of benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Future policy benefits and policy claims and other policyholders' funds recoverable under reinsurance contracts are recorded as reinsurance recoverables.

The Company also assumes life insurance business from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within future policy benefits.

See Note 7 for additional information on reinsurance.

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. The Company's policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment.

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company formally documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also formally documents its risk management objectives and strategies for entering into the hedge transactions. The Company formally assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Statements of Operations based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Statements of Operations with the corresponding change in the hedged asset or liability.

Certain annuities contain guaranteed minimum accumulation benefit ("GMAB") and guaranteed minimum withdrawal benefit ("GMWB") provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are considered embedded derivatives. The fair value of these embedded derivatives is included in future policy benefits and the changes in the fair value are reflected in benefits, claims, losses and settlement expenses.

DEFERRED ACQUISITION COSTS
DAC represent the costs of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity and insurance products. These costs are deferred to the extent they are recoverable from future profits or premiums. The DAC associated with insurance or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

Direct sales commissions and other costs deferred as DAC are amortized over time. For annuity and universal life ("UL") contracts, DAC are amortized based on projections of estimated gross profits over amortization periods equal to the approximate life of the business. For other insurance products, DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium-paying period.

For annuity and UL insurance products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management's best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

For other life, DI and LTC insurance products, the assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities and, therefore, are intended to provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC are not

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recoverable. If management concludes that DAC are not recoverable, DAC are reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in the Company's Statements of Operations.

For annuity, life, DI and LTC insurance products, key assumptions underlying those long-term projections include interest rates (both earning rates on invested assets and rates credited to contractholder and policyholder accounts), equity market performance, mortality and morbidity rates and the rates at which policyholders are expected to surrender their contracts, make withdrawals from their contracts and make additional deposits to their contracts. Assumptions about earned and credited interest rates are the primary factors used to project interest margins, while assumptions about equity and bond market performance are the primary factors used to project client asset value growth rates, and assumptions about surrenders, withdrawals and deposits comprise projected persistency rates. Management must also make assumptions to project maintenance expenses associated with servicing its annuity and insurance businesses during the DAC amortization period.

The client asset value growth rates are the rates at which variable annuity and variable universal life ("VUL") insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. The Company typically uses a five-year mean reversion process as a guideline in setting near-term equity fund growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term equity fund growth rate is reviewed quarterly to ensure consistency with management's assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed management's near-term estimate will typically be less than in a period when growth rates fall short of management's near-term estimate.

The Company monitors other principal DAC amortization assumptions, such as persistency, mortality, morbidity, interest margin and maintenance expense levels each quarter and, when assessed independently, each could impact the Company's DAC balances.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless the Company's management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

DEFERRED SALES INDUCEMENT COSTS
DSIC consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. The amortization of DSIC is recorded in benefits, claims, losses and settlement expenses.

SEPARATE ACCOUNT ASSETS AND LIABILITIES
Separate account assets and liabilities are primarily funds held for the exclusive benefit of variable annuity contractholders and variable life insurance policyholders, who assume the related investment risk. Income and losses on separate account assets accrue directly to the contractholder and policyholder and are not reported in the Company's Statements of Operations. Separate account assets are recorded at fair value. Changes in the fair value of separate account assets are offset by changes in the related separate account liabilities. The Company receives mortality and expense risk and other fees, guarantee fees and cost of insurance charges from the related accounts.

FUTURE POLICY BENEFITS AND POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS

Fixed Annuities and Variable Annuity Guarantees
Future policy benefits and policy claims and other policyholders' funds related to fixed annuities and variable annuity guarantees include liabilities for fixed account values on fixed and variable deferred annuities, guaranteed benefits associated with variable annuities and fixed annuities in a payout status.

Liabilities for fixed account values on fixed and variable deferred annuities are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

The majority of the variable annuity contracts offered by the Company contain guaranteed minimum death benefit ("GMDB") provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. The Company also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as gain gross-up ("GGU") benefits. In addition, the Company offers contracts containing GMWB and GMAB provisions and, until May 2007, the Company offered contracts containing guaranteed minimum income benefit ("GMIB") provisions.


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In determining the liabilities for GMDB, GMIB and the life contingent benefits associated with GMWB, the Company projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management reviews and where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated meaningful life based on expected assessments.

The embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions are recorded at fair value. See Note 11 for information regarding the fair value measurement of embedded derivatives. The liability for the life contingent benefits associated with GMWB provisions is determined in the same way as the GMDB liability. The changes in both the fair values of the GMWB and GMAB embedded derivatives and the liability for life contingent benefits are reflected in benefits, claims, losses and settlement expenses.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates.

Life, Disability Income and Long Term Care Insurance
Future policy benefits and policy claims and other policyholders' funds related to life, DI and LTC insurance include liabilities for fixed account values on fixed and variable universal life policies, liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for fixed account values on fixed and variable universal life insurance are equal to accumulation values. Accumulation values are the cumulative gross deposits and credited interest less various contractual expense and mortality charges and less amounts withdrawn by policyholders.

A portion of the Company's fixed and variable universal life contracts have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

In determining the liability for contracts with profits followed by losses, the Company projects benefits and contract assessments using actuarial models. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management reviews, and where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The liability for these future losses is determined by estimating the death benefits in excess of account value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 8 for information regarding the liability for contracts with secondary guarantees.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies. Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These amounts are calculated based on claim continuance tables which estimate the likelihood an individual will continue to be eligible for benefits. Present values are calculated at interest rates established when claims are incurred. Anticipated claim continuance rates are based on established industry tables, adjusted as appropriate for the Company's experience.


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Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on the Company's experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors.

Where applicable, benefit amounts expected to be recoverable from reinsurance companies who share in the risk are separately recorded as reinsurance recoverables.

SOURCES OF REVENUE
The Company's principal sources of revenue include premiums, net investment income and policy and contract charges.

Premiums
Premiums include premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature. Premiums on traditional life, DI and LTC insurance are recognized as revenue when due and are presented net of reinsurance ceded.

Net Investment Income
Net investment income primarily includes interest income on fixed maturity securities classified as Available-for-Sale, commercial mortgage loans, policy loans, cash and cash equivalents and the changes in fair value of trading securities. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Policy and Contract Charges
Policy and contract charges include mortality and expense risk fees and certain other charges assessed on annuities and fixed and variable universal life insurance, which consist of cost of insurance charges, net of reinsurance premiums and cost of reinsurance for universal life insurance products, and administrative and surrender charges. Mortality and expense risk fees include risk, management and administration fees, which are generated directly and indirectly from the Company's separate account assets. Cost of insurance charges on fixed and variable universal life insurance and contract charges and surrender charges on annuities and universal and variable universal life insurance are recognized as revenue when collected.

Net Realized Investment Gains (Losses)
Realized gains and losses on the sale of securities are recognized using the specific identification method, on a trade date basis, and charges for investments determined to be other-than-temporarily impaired and related to credit losses.

OTHER INSURANCE AND OPERATING EXPENSES
Other insurance and operating expenses include expenses allocated to the Company from Ameriprise Financial and RiverSource Life for the Company's share of compensation, professional and consultant fees, and expenses associated with information technology and communications, facilities and equipment, advertising and promotion and legal and regulatory costs. Also included are commissions, sales and marketing expenses and other operating expenses. These expenses are presented net of DAC.

INCOME TAXES
Beginning in 2010, the Company's taxable income will be included in the consolidated federal income tax return of Ameriprise Financial. Ameriprise Financial provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the financial statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance

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of the business including the ability to generate capital gains. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure the Company's ability to realize its deferred tax assets and avoid the establishment of a valuation allowance with respect to such assets.

3. RECENT ACCOUNTING PRONOUNCEMENTS

ADOPTION OF NEW ACCOUNTING STANDARDS

Receivables
In July 2010, the Financial Accounting Standards Board ("FASB") updated the accounting standards for disclosures on the credit quality of financing receivables and the allowance for credit losses. The standard requires additional disclosure related to the credit quality of financing receivables, troubled debt restructurings and significant purchases or sales of financing receivables during the period. The standard requires that these disclosures and existing disclosures be presented on a disaggregated basis, similar to the manner that the entity uses to evaluate its credit losses. Disclosures of information as of the end of a reporting period are effective for interim and annual periods ending after December 15, 2010 and disclosures of activity that occurred during a reporting period are effective for interim and annual periods beginning after December 15, 2010. In January 2011, the effective date of the disclosures related to troubled debt restructurings was deferred until the FASB clarifies guidance for determining what constitutes a troubled debt restructuring. The adoption of the standard did not impact the Company's financial condition and results of operations. See Note 2 and Note 5 for the required disclosures.

Fair Value
In January 2010, the FASB updated the accounting standards related to disclosures on fair value measurements. The standard expands the current disclosure requirements to include additional detail about significant transfers between Levels 1 and 2 within the fair value hierarchy and presents activity in the rollforward of Level 3 activity on a gross basis. The standard also clarifies existing disclosure requirements related to the level of disaggregation to be used for assets and liabilities as well as disclosures on the inputs and valuation techniques used to measure fair value. The standard is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosure requirements related to the Level 3 rollforward, which are effective for interim and annual periods beginning after December 15, 2010. The Company adopted the standard in 2010, except for the additional disclosures related to the Level 3 rollforward, which the Company will adopt in 2011. The adoption did not impact the Company's financial condition and results of operations.

In September 2006, the FASB updated the accounting standards to define fair value, establish a framework for measuring fair value and expand disclosures about fair value measurements. The Company adopted the standard effective January 1, 2008 and recorded a cumulative effect reduction to the opening balance of retained earnings of $2.0 million, net of DAC and DSIC amortization and income taxes. This reduction to retained earnings was related to adjusting the fair value of certain derivatives the Company uses to hedge its exposure to market risk related to certain variable annuity riders. Prior to January 1, 2008, the Company recorded these derivatives in accordance with accounting guidance for derivative contracts held for trading purposes and contracts involved in energy trading and risk management activities. The new standard nullifies the previous guidance and requires these derivatives to be marked to the price the Company would receive to sell the derivatives to a market participant (an exit price). The adoption of the standard also resulted in adjustments to the fair value of the Company's embedded derivative liabilities associated with certain variable annuity riders. Since there is no market for these liabilities, the Company considered the assumptions participants in a hypothetical market would make to determine an exit price. As a result, the Company adjusted the valuation of these liabilities by updating certain policyholder assumptions, adding explicit margins to provide for profit, risk and expenses, and adjusting the rate used to discount expected cash flows to reflect a current market estimate of the Company's risk of nonperformance specific to these liabilities. These adjustments resulted in an adoption impact of a $0.7 million increase in earnings, net of DAC and DSIC amortization and income taxes, at January 1, 2008. The nonperformance risk component of the adjustment is specific to the risk of the Company not fulfilling these liabilities. As the Company's estimate of this credit spread widens or tightens, the liability will decrease or increase.

Consolidation of Variable Interest Entities
In June 2009, the FASB updated the accounting standards related to the consolidation of variable interest entities. The standard amends current consolidation guidance and requires additional disclosures about an enterprise's involvement in variable interest entities. The standard is effective for interim and annual reporting periods beginning after November 15, 2009, with early adoption prohibited. The adoption did not impact the Company's financial condition and results of operations.

Subsequent Events
In May 2009, the FASB updated the accounting standards on the recognition and disclosure of subsequent events. The standard also requires the disclosure of the date through which subsequent events were evaluated. The standard is effective for

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. The adoption did not impact the Company's financial condition and results of operations. See Note 1 for the required disclosure.

Recognition and Presentation of Other-Than-Temporary Impairments ("OTTI")
In April 2009, the FASB updated the accounting standards for the recognition and presentation of other-than-temporary impairments. The standard amends existing guidance on other-than-temporary impairments for debt securities and requires that the credit portion of other-than-temporary impairments be recorded in earnings and the noncredit portion of losses be recorded in other comprehensive income when the entity does not intend to sell the security and it is more likely than not that the entity will not be required to sell the security prior to recovery of its cost basis. The standard requires separate presentation of both the credit and noncredit portions of other-than-temporary impairments on the financial statements and additional disclosures. This standard is effective for interim and annual reporting periods ending after June 15, 2009, with early adoption permitted for periods ending after March 15, 2009. At the date of adoption, the portion of previously recognized other-than-temporary impairments that represent the noncredit related loss component shall be recognized as a cumulative effect of adoption with an adjustment to the opening balance of retained earnings with a corresponding adjustment to accumulated other comprehensive income (loss). The Company adopted the standard in 2009 and recorded a cumulative effect increase to the opening balance of retained earnings of $0.7 million, net of DAC and DSIC amortization, certain benefit reserves and income taxes, and a corresponding increase to accumulated other comprehensive loss, net of impacts to DAC and DSIC amortization, certain benefit reserves and income taxes. See Note 4 for the required disclosures.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts In October 2010, the FASB updated the accounting standards for DAC. Under this new standard, only the following costs incurred in the acquisition of new and renewal insurance contracts would be capitalizable as DAC: (i) incremental direct costs of a successful contract acquisition, (ii) portions of employees' salaries and benefits directly related to time spent performing specified acquisition activities (that is, underwriting, policy issuance and processing, medical and inspection, and sales force contract selling) for a contract that has actually been acquired, (iii) other costs related to the specified acquisition activities that would not have been incurred had the acquisition contract not occurred, and (iv) advertising costs that meet the capitalization criteria in other GAAP guidance for certain direct-response marketing. All other costs are to be expensed as incurred. The standard is effective for interim and annual periods beginning after December 15, 2011, with earlier adoption permitted if it is at the beginning of an entity's annual reporting period. The standard is to be applied prospectively; however, retrospective application to all prior periods presented is permitted but not required. The Company is currently evaluating the impact of the standard on its financial condition and results of operations.

How Investments Held through Separate Accounts Affect an Insurer's Consolidation Analysis of Those Investments
In April 2010, the FASB updated the accounting standards regarding accounting for investment funds determined to be variable interest entities ("VIEs"). Under this standard an insurance enterprise would not be required to consolidate a voting-interest investment fund when it holds the majority of the voting interests of the fund through its separate accounts. In addition, the enterprise would not consider the interests held through separate accounts in evaluating its economic interests in a VIE, unless the separate account contract holder is a related party. The standard is effective for financial statements issued for fiscal years and interim periods beginning after December 15, 2010. The adoption of the standard is not expected to have a material impact on the Company's financial condition and results of operations.

Receivables
In April 2011, the FASB updated the accounting standards for troubled debt restructurings. The new standard includes the indicators that a lender should consider in determining whether a borrower is experiencing financial difficulties and provides clarification for determining whether the lender has granted a concession to the borrower. The standard sets the effective dates for troubled debt restructuring disclosures required by recent guidance on credit quality disclosures. The standard is effective for interim and annual periods beginning on or after June 15, 2011, and is to be applied retrospectively to modifications occurring on or after the beginning of the annual period of adoption. For purposes of measuring impairments of receivables that are considered impaired as a result of applying the new guidance, the standard should be applied prospectively for the interim or annual period beginning on or after June 15, 2011. The Company is currently evaluating the impact of the standard on its financial condition and results of operations.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

4. INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

                                                                          DECEMBER 31, 2010
                                                --------------------------------------------------------------------
                                                                  GROSS         GROSS
                                                  AMORTIZED    UNREALIZED    UNREALIZED       FAIR        NONCREDIT
DESCRIPTION OF SECURITIES (IN THOUSANDS)            COST          GAINS        LOSSES         VALUE        OTTI(1)
--------------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                        $1,097,502     $ 90,116       $(3,924)    $1,183,694       $   1
Commercial mortgage backed securities               224,135       14,437          (117)       238,455          --
Residential mortgage backed securities              212,480       12,425        (3,284)       221,621        (150)
Asset backed securities                              63,023        4,056          (344)        66,735          --
State and municipal obligations                      78,513        1,742        (1,318)        78,937          --
U.S. government and agencies obligations              9,465          195           (20)         9,640          --
Foreign government bonds and obligations              3,979          527            --          4,506          --
--------------------------------------------------------------------------------------------------------------------
  Total                                          $1,689,097     $123,498       $(9,007)    $1,803,588       $(149)
====================================================================================================================




                                                                          DECEMBER 31, 2009
                                                --------------------------------------------------------------------
                                                                  GROSS         GROSS
                                                  AMORTIZED    UNREALIZED    UNREALIZED       FAIR        NONCREDIT
DESCRIPTION OF SECURITIES (IN THOUSANDS)            COST          GAINS        LOSSES         VALUE        OTTI(1)
--------------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                        $1,069,403      $61,621      $ (9,808)    $1,121,216       $ 238
Residential mortgage backed securities              255,998        8,231       (10,640)       253,589        (290)
Commercial mortgage backed securities               243,266        6,602        (2,619)       247,249          --
Asset backed securities                              72,131        2,630          (946)        73,815          --
State and municipal obligations                      58,253          966        (1,012)        58,207          --
U.S. government and agencies obligations             11,918          481            --         12,399          --
Foreign government bonds and obligations              4,095          479           (70)         4,504          --
--------------------------------------------------------------------------------------------------------------------
  Total                                          $1,715,064      $81,010      $(25,095)    $1,770,979       $ (52)
====================================================================================================================



(1) Represents the amount of other-than-temporary impairment losses in Accumulated Other Comprehensive Income. Amount includes unrealized gains and losses on impaired securities subsequent to the initial impairment measurement date. These amounts are included in gross unrealized gains and losses as of the end of the period.

At December 31, 2010 and 2009, fixed maturity securities comprised approximately 90% and 89%, respectively, of the Company's total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations ("NRSROs"), including Moody's Investors Service ("Moody's"), Standard & Poor's Ratings Services ("S&P") and Fitch Ratings Ltd. ("Fitch"). The Company uses the median of available ratings from Moody's, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody's, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. At December 31, 2010 and 2009, approximately $70.7 million and $57.5 million, respectively, of securities were internally rated by Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments, LLC) using criteria similar to those used by NRSROs.

A summary of fixed maturity securities by rating was as follows:

                                                    DECEMBER 31, 2010                         DECEMBER 31, 2009
                                        ----------------------------------------------------------------------------------
                                                                     PERCENT OF                                PERCENT OF
RATINGS (IN THOUSANDS, EXCEPT             AMORTIZED       FAIR       TOTAL FAIR     AMORTIZED       FAIR       TOTAL FAIR
PERCENTAGES)                                COST          VALUE         VALUE         COST          VALUE         VALUE
--------------------------------------------------------------------------------------------------------------------------
AAA                                      $  447,163    $  477,886         26%      $  521,778    $  534,990         30%
AA                                          120,768       124,707          7           94,046        92,015          5
A                                           275,272       291,515         16          315,938       326,952         19
BBB                                         738,745       805,948         45          685,358       725,094         41
Below investment grade                      107,149       103,532          6           97,944        91,928          5
--------------------------------------------------------------------------------------------------------------------------
  Total fixed maturities                 $1,689,097    $1,803,588        100%      $1,715,064    $1,770,979        100%
==========================================================================================================================



At December 31, 2010 and 2009, approximately 32% and 26%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than 10% of total equity.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

The following tables provide information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position:


                                                                DECEMBER 31, 2010
(IN THOUSANDS, EXCEPT   ------------------------------------------------------------------------------------------------
NUMBER OF SECURITIES)              LESS THAN 12 MONTHS                        12 MONTHS OR MORE                 TOTAL
------------------------------------------------------------------------------------------------------------------------
DESCRIPTION OF            NUMBER OF       FAIR       UNREALIZED     NUMBER OF       FAIR       UNREALIZED     NUMBER OF
SECURITIES:              SECURITIES       VALUE        LOSSES      SECURITIES       VALUE        LOSSES      SECURITIES
------------------------------------------------------------------------------------------------------------------------
Corporate debt
  securities                 36         $109,372       $(2,478)         5          $12,394       $(1,446)        41
Residential mortgage
  backed securities           1            6,618           (52)        12           17,528        (3,232)        13
Commercial mortgage
  backed securities           2            9,372          (117)        --               --            --          2
Asset backed
  securities                  1              961           (56)         3            3,782          (288)         4
State and municipal
  obligations                16           37,141        (1,318)        --               --            --         16
U.S. government and
  agencies
  obligations                 1            6,808           (20)        --               --            --          1
------------------------------------------------------------------------------------------------------------------------
  Total                      57         $170,272       $(4,041)        20          $33,704       $(4,966)        77
========================================================================================================================

                             DECEMBER 31, 2010
(IN THOUSANDS, EXCEPT   --------------------------
NUMBER OF SECURITIES)              TOTAL
--------------------------------------------------
DESCRIPTION OF              FAIR       UNREALIZED
SECURITIES:                 VALUE        LOSSES
--------------------------------------------------
Corporate debt
  securities              $121,766       $(3,924)
Residential mortgage
  backed securities         24,146        (3,284)
Commercial mortgage
  backed securities          9,372          (117)
Asset backed
  securities                 4,743          (344)
State and municipal
  obligations               37,141        (1,318)
U.S. government and
  agencies
  obligations                6,808           (20)
--------------------------------------------------
  Total                   $203,976       $(9,007)
==================================================






                                                                DECEMBER 31, 2009
(IN THOUSANDS, EXCEPT   ------------------------------------------------------------------------------------------------
NUMBER OF SECURITIES)              LESS THAN 12 MONTHS                        12 MONTHS OR MORE                 TOTAL
------------------------------------------------------------------------------------------------------------------------
DESCRIPTION OF            NUMBER OF       FAIR       UNREALIZED     NUMBER OF       FAIR       UNREALIZED     NUMBER OF
SECURITIES:              SECURITIES       VALUE        LOSSES      SECURITIES       VALUE        LOSSES      SECURITIES
------------------------------------------------------------------------------------------------------------------------
Corporate debt
  securities                 34         $ 80,012       $(1,759)        51         $ 88,633      $ (8,049)         85
Residential mortgage
  backed securities          11           84,372        (1,967)        14           34,229        (8,673)         25
Commercial mortgage
  backed securities           6           21,587          (342)         8           41,678        (2,277)         14
Asset backed
  securities                  1            1,488           (70)         3            5,465          (876)          4
State and municipal
  obligations                12           29,282        (1,012)        --               --            --          12
Foreign government
  bonds and
  obligations                --               --            --          1              382           (70)          1
------------------------------------------------------------------------------------------------------------------------
  Total                      64         $216,741       $(5,150)        77         $170,387      $(19,945)        141
========================================================================================================================

                             DECEMBER 31, 2009
(IN THOUSANDS, EXCEPT   --------------------------
NUMBER OF SECURITIES)              TOTAL
--------------------------------------------------
DESCRIPTION OF              FAIR       UNREALIZED
SECURITIES:                 VALUE        LOSSES
--------------------------------------------------
Corporate debt
  securities              $168,645      $ (9,808)
Residential mortgage
  backed securities        118,601       (10,640)
Commercial mortgage
  backed securities         63,265        (2,619)
Asset backed
  securities                 6,953          (946)
State and municipal
  obligations               29,282        (1,012)
Foreign government
  bonds and
  obligations                  382           (70)
--------------------------------------------------
  Total                   $387,128      $(25,095)
==================================================



As part of the Company's ongoing monitoring process, management determined that a majority of the gross unrealized losses on its Available-for-Sale securities at December 31, 2010 are attributable to credit spreads. The primary driver of lower unrealized losses at December 31, 2010 was the decline of interest rates during the period.

The following table presents a rollforward of the cumulative amounts recognized in the Statements of Operations for other-than-temporary impairments related to credit losses on securities for which a portion of the securities' total other-than-temporary impairments was recognized in other comprehensive income:

                                                                        YEARS ENDED DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2010          2009
-------------------------------------------------------------------------------------------------
Beginning balance of credit losses on securities held for which a portion of other-than-temporary impairment was recognized in other
  comprehensive income                                                    $1,894        $ 1,892
Additional amount related to credit losses for which an other-than-
  temporary impairment was not previously recognized                          --            496
Reductions for securities sold during the period (realized)                   --         (1,355)
Additional increases to the amount related to credit losses for which
  an other-than-temporary impairment was previously recognized                33            861
-------------------------------------------------------------------------------------------------
Ending balance of credit losses on securities held as of December 31 for which a portion of other-than-temporary impairment was
  recognized in other comprehensive income                                $1,927        $ 1,894
=================================================================================================



The change in net unrealized securities gains (losses) in other comprehensive income includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit other-than-temporary impairment losses to credit losses and (iii) other items primarily consisting of adjustments in asset and liability balances, such as DAC, DSIC, benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

The following table presents a rollforward of the net unrealized securities (losses) gains on Available-for-Sale securities included in accumulated other comprehensive income (loss):

                                                                                         ACCUMULATED
                                                                                            OTHER
                                                                                        COMPREHENSI-
                                                                                          VE INCOME
                                                                                           (LOSS)
                                                                                         RELATED TO
                                                                 NET                         NET
                                                             UNREALIZED                  UNREALIZED
                                                             SECURITIES                  SECURITIES
                                                              (LOSSES)      DEFERRED      (LOSSES)
(IN THOUSANDS)                                                  GAINS      INCOME TAX       GAINS
----------------------------------------------------------------------------------------------------
Balance at January 1, 2008                                    $ (15,844)    $  5,545      $(10,299)
  Net unrealized securities losses arising during the
  period                                                       (128,871)      45,105       (83,766)
  Reclassification of losses included in net income              24,112       (8,439)       15,673
  Impact on DAC, DSIC and benefit reserves                       22,688       (7,940)       14,748
----------------------------------------------------------------------------------------------------
Balance at December 31, 2008                                    (97,915)      34,271       (63,644)
  Cumulative effect of accounting change                         (1,149)         402          (747)(1)
  Net unrealized securities gains arising during the
  period(3)                                                     184,164      (64,458)      119,706
  Reclassification of gains included in net income               (2,943)       1,030        (1,913)
  Impact on DAC, DSIC, benefit reserves and reinsurance
  recoverables                                                  (35,705)      12,528       (23,177)
----------------------------------------------------------------------------------------------------
Balance at December 31, 2009                                     46,452      (16,227)       30,225(2)
  Net unrealized securities gains arising during the
  period(3)                                                      60,672      (21,235)       39,437
  Reclassification of gains included in net income               (2,096)         734        (1,362)
  Impact on DAC, DSIC, benefit reserves and reinsurance
  recoverables                                                  (37,550)      13,111       (24,439)
----------------------------------------------------------------------------------------------------
Balance at December 31, 2010                                  $  67,478     $(23,617)     $ 43,861(2)
====================================================================================================



(1) Amount represents the cumulative effect of adopting a new accounting standard on January 1, 2009. See Note 3 for additional information on the adoption impact.
(2) At December 31, 2010 and 2009, Accumulated Other Comprehensive Income Related to Net Unrealized Securities Gains included $(78) thousand and $(28) thousand, respectively, of noncredit related impairments on securities and net unrealized securities losses on previously impaired securities.
(3) In 2010 and 2009, net unrealized securities gains arising during the period include other-than-temporary impairment losses on Available-for-Sale securities related to factors other than credit that were recognized in other comprehensive income during the period.

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in net realized investment gains (losses) were as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2010          2009          2008
-------------------------------------------------------------------------------------------------------
Gross realized investment gains from sales                        $2,636        $11,098      $    933
Gross realized investment losses from sales                         (304)        (2,950)         (148)
Other-than-temporary impairments                                    (236)        (5,205)      (24,898)


The other-than-temporary impairments for the year ended December 31, 2010 primarily related to credit losses on non-agency residential mortgage backed securities as well as corporate debt securities in the gaming industry. The other-than-temporary impairments for the year ended December 31, 2009 related to credit losses on non-agency residential mortgage backed securities and corporate debt securities in the gaming industry and banking and finance industries. The other-than-temporary impairments for the year ended December 31, 2008 related to losses on non-agency residential mortgage backed securities, corporate debt securities primarily in the financial services industry and asset backed and other securities.

Available-for-Sale securities by contractual maturity at December 31, 2010 were as follows:

                                                                         AMORTIZED       FAIR
(IN THOUSANDS)                                                             COST          VALUE
-------------------------------------------------------------------------------------------------
Due within one year                                                     $   78,917    $   80,094
Due after one year through five years                                      433,162       457,130
Due after five years through 10 years                                      426,619       460,904
Due after 10 years                                                         250,761       278,649
-------------------------------------------------------------------------------------------------
                                                                         1,189,459     1,276,777
-------------------------------------------------------------------------------------------------
Commercial mortgage backed securities                                      224,135       238,455
Residential mortgage backed securities                                     212,480       221,621
Asset backed securities                                                     63,023        66,735
-------------------------------------------------------------------------------------------------
  Total                                                                 $1,689,097    $1,803,588
=================================================================================================



Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities were not included in the maturities distribution.

At both December 31, 2010 and 2009, bonds carried at $0.3 million were on deposit with various states as required by law.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

Sources of Investment Income and Net Realized Investment Gains (Losses) Net investment income is summarized as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2010          2009          2008
-------------------------------------------------------------------------------------------------------
Income on fixed maturities                                       $ 97,524      $ 91,198       $76,456
Income on commercial mortgage loans                                10,560        11,716        12,990
Trading securities                                                  2,167         3,056         6,371
-------------------------------------------------------------------------------------------------------
                                                                  110,251       105,970        95,817
Less: investment expenses                                           3,179         2,891         1,396
-------------------------------------------------------------------------------------------------------
  Total                                                          $107,072      $103,079       $94,421
=======================================================================================================



Net realized investment gains (losses) are summarized as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2010          2009          2008
-------------------------------------------------------------------------------------------------------
Fixed maturities                                                  $2,096        $2,943       $(24,113)
Commercial mortgage loans                                           (450)         (900)            --
Cash equivalents                                                      --             2             (4)
-------------------------------------------------------------------------------------------------------
  Total                                                           $1,646        $2,045       $(24,117)
=======================================================================================================



5. FINANCING RECEIVABLES


The Company's financing receivables include commercial mortgage loans and policy loans. The Company does not hold any loans acquired with deteriorated credit quality. See Note 2 for information regarding the Company's accounting policies related to loans and the allowance for loan losses.

ALLOWANCE FOR LOAN LOSSES
The following table presents a rollforward of the allowance for loan losses for the year ended December 31, 2010 and the ending balance of the allowance for loan losses as of December 31, 2010 by impairment method:

                                                                                COMMERCIAL
                                                                                 MORTGAGE
(IN THOUSANDS)                                                                     LOANS
-------------------------------------------------------------------------------------------
Beginning balance                                                                 $2,088
  Provisions                                                                         450
-------------------------------------------------------------------------------------------
Ending balance                                                                    $2,538
===========================================================================================
Ending balance: Individually evaluated for impairment                             $  500
Ending balance: Collectively evaluated for impairment                              2,038


The recorded investment in financing receivables as of December 31, 2010 by impairment method was as follows:

                                                                                COMMERCIAL
                                                                                 MORTGAGE
(IN THOUSANDS)                                                                     LOANS
-------------------------------------------------------------------------------------------
Ending balance: Individually evaluated for impairment                            $  5,398
Ending balance: Collectively evaluated for impairment                             164,991
-------------------------------------------------------------------------------------------
Ending balance                                                                   $170,389
===========================================================================================



As of December 31, 2010, the Company's recorded investment in financing receivables individually evaluated for impairment for which there was no related allowance for loan losses was $3.5 million.

CREDIT QUALITY INFORMATION
Nonperforming loans, which are generally loans 90 days or more past due, were $1.9 million as of December 31, 2010. All other loans were considered to be performing.

Commercial Mortgage Loans
The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on commercial mortgage loans. Based on this review, the commercial mortgage loans are assigned an internal risk rating, which management updates as necessary. Commercial mortgage loans which management has assigned its highest risk rating were 3% of commercial mortgage loans as of December 31, 2010. Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to become delinquent or enter into foreclosure in the next six months. In addition, the Company reviews the concentrations of credit risk by region and property type.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

Concentrations of credit risk of commercial mortgage loans by U.S. region as of December 31, 2010 were as follows:

                                                                              PERCENT OF      FUNDING
(IN THOUSANDS, EXCEPT PERCENTAGES)                                 LOANS         LOANS      COMMITMENTS
-------------------------------------------------------------------------------------------------------
South Atlantic                                                   $ 35,563          21%         $ --
East North Central                                                 29,896          18            --
Mountain                                                           25,656          15            --
Pacific                                                            24,725          14            --
Middle Atlantic                                                    18,285          11           100
New England                                                        15,795           9            --
East South Central                                                 10,955           6            --
West South Central                                                  5,073           3            --
West North Central                                                  4,441           3            --
                                                               ------------  ------------  ------------
                                                                  170,389         100%         $100
                                                                             ------------  ------------
Less: allowance for loan losses                                    (2,538)
                                                               ------------
  Total                                                          $167,851
=======================================================================================================



Concentrations of credit risk of commercial mortgage loans by property type as of December 31, 2010 were as follows:

                                                                              PERCENT OF      FUNDING
(IN THOUSANDS, EXCEPT PERCENTAGES)                                 LOANS         LOANS      COMMITMENTS
-------------------------------------------------------------------------------------------------------
Office                                                           $ 47,015          28%         $100
Industrial                                                         46,065          27            --
Retail                                                             44,079          26            --
Apartments                                                         23,714          14            --
Hotel                                                               4,274           2            --
Mixed Use                                                           3,068           2            --
Other                                                               2,174           1            --
                                                               ------------  ------------  ------------
                                                                  170,389         100%         $100
                                                                             ------------  ------------
Less: allowance for loan losses                                    (2,538)
                                                               ------------
  Total                                                          $167,851
=======================================================================================================



6. DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

During the third quarter of 2010, 2009 and 2008, management reviewed and updated the DAC and DSIC valuation assumptions for the Company's products. As part of its third quarter 2010 process, management extended the projection periods used for its annuity products and revised client asset value growth rates assumed for variable annuity and variable universal life contracts. During the third quarter of 2008, the Company converted to a new industry standard valuation system that provided enhanced modeling capabilities.

The total pretax impacts on the Company's revenues and expenses attributable to the review of the valuation assumptions for the years ended December 31, 2010, 2009 and 2008 and the valuation system conversion during the third quarter of 2008 were as follows:

                                                                      BENEFITS,                     OTHER
                                                                       CLAIMS,                    INSURANCE
                                                       POLICY AND    LOSSES AND                      AND
PRETAX                                                  CONTRACT     SETTLEMENT   AMORTIZATION    OPERATING
BENEFIT (CHARGE) (IN THOUSANDS)           PREMIUMS       CHARGES      EXPENSES       OF DAC       EXPENSES        TOTAL
--------------------------------------------------------------------------------------------------------------------------
2010 period                                 $ --         $(1,000)     $(12,500)      $17,300       $    --       $ 3,800
2009 period                                   --          (2,300)        3,400         9,600            --        10,700
2008 period                                  100           3,100         2,900        (3,000)       (1,700)        1,400


The balances of and changes in DAC were as follows:

(IN THOUSANDS)                                                     2010          2009          2008
-------------------------------------------------------------------------------------------------------
Balance at January 1                                             $221,942      $236,619      $228,826
Cumulative effect of accounting change                                 --            --         1,970
Capitalization of acquisition costs                                23,289        27,171        28,583
Amortization, excluding the impact of valuation assumptions
review and valuation system conversion                            (24,994)      (21,550)      (38,554)
Amortization impact of valuation assumptions review and
valuation system conversion                                        17,300         9,600        (3,000)
Impact of change in net unrealized securities (gains) losses       (9,849)      (29,898)       18,794
-------------------------------------------------------------------------------------------------------
Balance at December 31                                           $227,688      $221,942      $236,619
=======================================================================================================


RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

The balances of and changes in DSIC were as follows:

(IN THOUSANDS)                                                     2010          2009          2008
-------------------------------------------------------------------------------------------------------
Balance at January 1                                              $22,919       $23,808       $19,447
Cumulative effect of accounting change                                 --            --           553
Capitalization of sales inducement costs                            2,460         5,305         4,802
Amortization, excluding the impact of valuation assumptions
review and valuation system conversion                             (2,744)       (3,441)       (2,691)
Amortization impact of valuation assumptions review and
valuation system conversion                                         2,400           400           100
Impact of change in net unrealized securities (gains) losses       (1,088)       (3,153)        1,597
-------------------------------------------------------------------------------------------------------
Balance at December 31                                            $23,947       $22,919       $23,808
=======================================================================================================



As described in Note 3, the Company adopted a new accounting standard on the recognition and presentation of other-than-temporary impairments in 2009. The adoption had no net impact to DAC and DSIC.

Effective January 1, 2008, the Company adopted a new accounting standard on fair value measurements and recorded as a cumulative change in accounting principle a pretax increase of $2.0 million and $0.6 million to DAC and DSIC, respectively. See Note 3 for additional information regarding the Company's adoption of fair value accounting standards.

7. REINSURANCE

Generally, the Company currently reinsures 90% of the death benefit liability related to almost all individual fixed and variable universal life and term life insurance products. As a result, the Company typically retains and is at risk for, at most, 10% of each policy's death benefit from the first dollar of coverage for new sales of these policies, subject to the reinsurers fulfilling their obligations. The Company began reinsuring risks at this level during 2002 for term life insurance and 2003 for individual fixed and variable universal life insurance. Policies issued prior to these dates are not subject to these same reinsurance levels. Generally, the maximum amount of life insurance risk retained by the Company is $1.5 million on a single life and $1.5 million on any flexible premium survivorship life policy. Risk on fixed and variable universal life policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2002 is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

For existing LTC policies, the Company, for 1996 and later issues, retained 50% of the risk and ceded the remaining 50% of the risk on a coinsurance basis to Genworth Life Insurance Company of New York ("Genworth").

The Company also has life insurance risk previously assumed under a reinsurance arrangement with an unaffiliated insurance company.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in August 2010 and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company retains all risk for new claims on DI contracts sold on other policy forms. The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

At both December 31, 2010 and 2009, traditional life and universal life insurance in force aggregated $10.9 billion, of which $6.8 billion and $6.5 billion were reinsured at the respective year ends. Life insurance in force is reported on a statutory basis.

The effect of reinsurance on premiums was as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2010          2009          2008
-------------------------------------------------------------------------------------------------------
Direct premiums                                                   $36,261      $ 35,949      $ 36,652
Reinsurance ceded                                                  (9,855)      (10,885)      (10,589)
-------------------------------------------------------------------------------------------------------
Net premiums                                                      $26,406      $ 25,064      $ 26,063
=======================================================================================================



Policy and contract charges are presented on the Statements of Operations net of $3.2 million, $2.9 million and $2.9 million of reinsurance ceded for the years ended December 31, 2010, 2009 and 2008, respectively.

Reinsurance recovered from reinsurers was $3.2 million, $4.5 million and $4.1 million for the years ended December 31, 2010, 2009 and 2008, respectively. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

Included in reinsurance recoverables is approximately $60.8 million and $52.3 million related to LTC risk ceded to Genworth as of December 31, 2010 and 2009, respectively. Future policy benefits include $4.4 million and $4.8 million related to an assumed reinsurance arrangement as of December 31, 2010 and 2009, respectively.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

8. FUTURE POLICY BENEFITS, POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS AND SEPARATE ACCOUNT LIABILITIES

Future policy benefits and policy claims and other policyholders' funds consisted of the following:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2010          2009
-------------------------------------------------------------------------------------------------
Fixed annuities                                                         $1,183,309    $1,182,426
Variable annuity fixed sub-accounts                                        235,603       310,603
Variable annuity GMWB                                                       17,818         9,188
Variable annuity GMAB                                                        4,455         4,374
Other variable annuity guarantees                                              665           709
-------------------------------------------------------------------------------------------------
  Total annuities                                                        1,441,850     1,507,300
VUL/UL insurance                                                           159,265       155,958
VUL/UL insurance additional liabilities                                      9,214         2,830
Other life, DI and LTC insurance                                           290,328       250,777
-------------------------------------------------------------------------------------------------
  Total future policy benefits                                           1,900,657     1,916,865
Policy claims and other policyholders' funds                                 7,308         6,899
-------------------------------------------------------------------------------------------------
  Total future policy benefits and policy claims and other
  policyholders' funds                                                  $1,907,965    $1,923,764
=================================================================================================



Separate account liabilities consisted of the following:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2010          2009
-------------------------------------------------------------------------------------------------
Variable annuity variable sub-accounts                                  $3,112,417    $2,622,191
VUL insurance variable sub-accounts                                        335,073       297,602
Other insurance variable sub-accounts                                          997         1,000
-------------------------------------------------------------------------------------------------
  Total                                                                 $3,448,487    $2,920,793
=================================================================================================



Fixed Annuities
Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. The Company generally invests the proceeds from the annuity payments in fixed rate securities.

Variable Annuities
Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts issued by the Company contain one or more guaranteed benefits, including GMWB, GMAB, GMDB and GGU provisions. The Company previously offered contracts with GMIB provisions. See Note 2 and Note 9 for additional information regarding the Company's variable annuity guarantees. The Company does not currently hedge its risk under the GMDB, GGU and GMIB provisions. See Note 14 for additional information regarding derivative instruments used to hedge risks related to GMWB and GMAB provisions.

Insurance Liabilities
VUL/UL is the largest group of insurance policies written by the Company. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for VUL contracts are held in separate accounts where the assets are held for the exclusive benefit of those policyholders. The Company also offers term insurance as well as disability products. The Company no longer offers LTC products but has in force policies from prior years. Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims and obligations for anticipated future claims.

Portions of the Company's fixed and variable universal life contracts have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

9. VARIABLE ANNUITY AND INSURANCE GUARANTEES

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. The Company also offers variable annuities with GGU, GMWB and GMAB provisions. The Company previously offered contracts containing GMIB provisions. See Note 2 and Note 8 for additional information regarding the Company's variable annuity guarantees.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture and less a pro-rata portion of any rider fees or (ii) the GMDB provisions specified in the contract. The Company has three primary GMDB provisions:

- Return of premium -- provides purchase payments minus adjusted partial surrenders.

- Reset -- provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision is often provided in combination with the return of premium provision. This provision is no longer offered.

- Ratchet -- provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments, less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a "step-up") in the case of favorable market performance.

The Company has GMWB riders in force, which contain one or more of the following provisions:

- Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

- Withdrawals at a specified rate per year for the life of the contractholder ("GMWB for life").

- Withdrawals at a specified rate per year for joint contractholders while either is alive.

- Withdrawals based on performance of the contract.

- Withdrawals based on the age withdrawals begin.

- Once withdrawals begin, the contractholder's funds are moved to one of the three least aggressive asset allocation models (of the five that are available prior to withdrawal).

- Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or 80% of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10 year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Certain UL contracts offered by the Company provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

The following table provides information related to variable annuity guarantees for which the Company has established additional liabilities:

                                                        DECEMBER 31, 2010                            DECEMBER 31, 2009
                                    ---------------------------------------------------------------------------------------
                                                     CONTRACT                                                    CONTRACT
VARIABLE ANNUITY GUARANTEES BY          TOTAL        VALUE IN                      WEIGHTED         TOTAL        VALUE IN
BENEFIT TYPE(1)                       CONTRACT       SEPARATE      NET AMOUNT       AVERAGE       CONTRACT       SEPARATE
(IN THOUSANDS, EXCEPT AGE)              VALUE        ACCOUNTS      AT RISK(2)    ATTAINED AGE       VALUE        ACCOUNTS
---------------------------------------------------------------------------------------------------------------------------
GMDB:
  Return of premium                  $1,870,152     $1,804,744       $ 6,774          61         $1,517,377     $1,408,297
  Five/six-year reset                   792,424        641,143        15,804          62            830,167        665,588
  One-year ratchet                      443,530        428,059        11,344          63            378,416        351,457
  Five-year ratchet                     180,228        175,810         1,798          61            151,102        142,857
---------------------------------------------------------------------------------------------------------------------------
    Total -- GMDB                    $3,286,334     $3,049,756       $35,720          62         $2,877,062     $2,568,199
===========================================================================================================================
GGU DEATH BENEFIT                    $      142     $      127       $    --          51         $      121     $      107
GMIB                                 $   24,882     $   23,352       $ 2,797          62         $   25,245     $   23,555
GMWB:
  GMWB                               $  252,182     $  251,003       $ 5,163          64         $  240,069     $  231,008
  GMWB for life                       1,069,666      1,066,043         5,192          63            788,150        749,101
---------------------------------------------------------------------------------------------------------------------------
    Total -- GMWB                    $1,321,848     $1,317,046       $10,355          63         $1,028,219     $  980,109
===========================================================================================================================
GMAB                                 $  212,750     $  211,578       $   931          55         $  165,452     $  160,259
                                         DECEMBER 31, 2009
                                    ---------------------------
                                                     WEIGHTED
VARIABLE ANNUITY GUARANTEES BY           NET          AVERAGE
BENEFIT TYPE(1)                        AMOUNT        ATTAINED
(IN THOUSANDS, EXCEPT AGE)           AT RISK(2)         AGE
---------------------------------------------------------------
GMDB:
  Return of premium                   $ 45,453          61
  Five/six-year reset                   47,980          61
  One-year ratchet                      39,435          62
  Five-year ratchet                      6,972          60
---------------------------------------------------------------
    Total -- GMDB                     $139,840          61
===============================================================
GGU DEATH BENEFIT                     $     --          50
GMIB                                  $  4,701          62
GMWB:
  GMWB                                $ 23,872          63
  GMWB for life                         39,985          63
---------------------------------------------------------------
    Total -- GMWB                     $ 63,857          63
===============================================================
GMAB                                  $  7,419          55


(1) Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit equals the account value are not shown in this table.

(2) Represents the current guaranteed benefit amount in excess of the current contract value. GMIB, GMWB and GMAB benefits are subject to waiting periods and payment periods specified in the contract.

Changes in additional liabilities were as follows:

(IN THOUSANDS)                                   GMDB & GGU       GMIB          GMWB          GMAB           UL
--------------------------------------------------------------------------------------------------------------------
Liability balance at January 1, 2008               $ 1,152        $ 26        $  6,308      $  1,651       $  429
Incurred claims                                        156         278          69,535        17,145          516
Paid claims                                          1,180          99              --            --           (2)
--------------------------------------------------------------------------------------------------------------------
Liability balance at December 31, 2008               2,488         403          75,843        18,796          943
Incurred claims                                       (107)        (19)        (66,655)      (14,422)         719
Paid claims                                         (2,056)         --              --            --         (431)
--------------------------------------------------------------------------------------------------------------------
Liability balance at December 31, 2009                 325         384           9,188         4,374        1,231
Incurred claims                                        661          64           8,630            81        4,926
Paid claims                                           (769)         --              --            --          (81)
--------------------------------------------------------------------------------------------------------------------
Liability balance at December 31, 2010             $   217        $448        $ 17,818      $  4,455       $6,076
====================================================================================================================



The liabilities for guaranteed benefits are supported by general account assets.

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2010          2009
-------------------------------------------------------------------------------------------------
Mutual funds:
  Equity                                                                $1,715,400    $1,447,083
  Bond                                                                   1,232,129       981,657
  Other                                                                    120,187       153,839
-------------------------------------------------------------------------------------------------
Total mutual funds                                                      $3,067,716    $2,582,579
=================================================================================================



No gains or losses were recognized on assets transferred to separate accounts during 2010, 2009 or 2008.

10. LINES OF CREDIT

The Company has available a committed line of credit with Ameriprise Financial aggregating the lesser of $25 million or 5% of the Company's statutory admitted assets as of the prior year end. The interest rate for any borrowings is established by reference to LIBOR. This line of credit is renewed annually on August 1st with Ameriprise Financial and filed with the New York State Insurance Department. There were no amounts outstanding on this line of credit at December 31, 2010 and 2009.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

11. FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

VALUATION HIERARCHY
The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company's valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

DETERMINATION OF FAIR VALUE
The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company's market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company's income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

ASSETS

Cash Equivalents
Cash equivalents include highly liquid investments with original maturities of 90 days or less. Actively traded money market funds are measured at their net asset value ("NAV") and classified as Level 1. The Company's remaining cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Available-for-Sale Securities
When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from nationally-recognized pricing services, broker quotes, or other model-based valuation techniques. Level 1 securities include U.S. Treasuries. Level 2 securities include municipal and corporate bonds, agency mortgage backed securities, commercial mortgage backed securities, asset backed securities and U.S. and foreign government and agency securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from nationally-recognized pricing services. Observable inputs used to value these securities can include: reported trades, benchmark yields, issuer spreads and broker/dealer quotes. Level 3 securities primarily include corporate bonds, non-agency residential mortgage backed securities and asset backed securities. The fair value of these Level 3 securities is typically based on a single broker quote, except for the valuation of non-agency residential mortgage backed securities. Effective March 31, 2010, the Company returned to using prices from nationally-recognized pricing services to determine the fair value of non-agency residential mortgage backed securities because the difference between these prices and the results of the Company's discounted cash flows was not significant. The Company continues to classify its non-agency residential mortgage backed securities as Level 3 because the Company believes the market for these securities is still inactive and their valuation includes significant unobservable inputs.

Separate Account Assets
The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV represents the exit price for the separate account. Separate account assets are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information.

Other Assets
Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchanged-traded, are classified as Level 1 measurements. The fair value of derivatives that are traded in less active over-the-counter markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

measurements are classified as Level 2 within the fair value hierarchy and include swaps and options. Derivatives that are valued using pricing models that have significant unobservable inputs are classified as Level 3 measurements. These Level 3 derivatives expired in 2010.

LIABILITIES
Future Policy Benefits
The Company values the embedded derivative liability attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value by discounting expected cash flows from benefits plus margins for profit, risk and expenses less embedded derivative fees. The projected cash flows used by these models include observable capital market assumptions (such as, market implied equity volatility and the LIBOR swap curve) and incorporate significant unobservable inputs related to contractholder behavior assumptions (such as withdrawals and lapse rates) and margins for risk, profit and expenses that the Company believes an exit market participant would expect. The fair value of these embedded derivatives also reflects a current estimate of the Company's nonperformance risk specific to these liabilities. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivative liability attributable to these provisions is recorded in future policy benefits.

Other Liabilities
The fair value of derivatives that are traded in less active over-the-counter markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and options.

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

                                                                          DECEMBER 31, 2010
                                                       ------------------------------------------------------
(IN THOUSANDS)                                            LEVEL 1       LEVEL 2       LEVEL 3        TOTAL
-------------------------------------------------------------------------------------------------------------
Assets
  Available-for-Sale securities:
    Fixed maturities:
     Corporate debt securities                            $   --      $1,104,641     $ 79,053     $1,183,694
     Commercial mortgage backed securities                    --         236,355        2,100        238,455
     Residential mortgage backed securities                   --         113,799      107,822        221,621
     Asset backed securities                                  --          51,711       15,024         66,735
     State and municipal obligations                          --          78,937           --         78,937
     U.S. government and agencies obligations              1,432           8,208           --          9,640
     Foreign government bonds and obligations                 --           4,506           --          4,506
-------------------------------------------------------------------------------------------------------------
    Total Available-for-Sale securities: Fixed
    maturities                                             1,432       1,598,157      203,999      1,803,588
  Trading securities                                          --             233           --            233
  Cash equivalents                                            --          66,199           --         66,199
  Other assets:
    Interest rate derivatives                                 --           9,401           --          9,401
    Equity derivatives                                        --           9,963           --          9,963
-------------------------------------------------------------------------------------------------------------
  Total other assets                                          --          19,364           --         19,364
  Separate account assets                                     --       3,448,487           --      3,448,487
-------------------------------------------------------------------------------------------------------------
Total assets at fair value                                $1,432      $5,132,440     $203,999     $5,337,871
=============================================================================================================

Liabilities
  Future policy benefits:
    GMWB and GMAB embedded derivatives                    $   --      $       --     $ 21,650     $   21,650
  Other liabilities:
    Interest rate derivatives                                 --           1,101           --          1,101
    Equity derivatives                                        --          17,921           --         17,921
-------------------------------------------------------------------------------------------------------------
  Total other liabilities                                     --          19,022           --         19,022
-------------------------------------------------------------------------------------------------------------
Total liabilities at fair value                           $   --      $   19,022     $ 21,650     $   40,672
=============================================================================================================


RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

                                                                          DECEMBER 31, 2009
                                                       ------------------------------------------------------
(IN THOUSANDS)                                            LEVEL 1       LEVEL 2       LEVEL 3        TOTAL
-------------------------------------------------------------------------------------------------------------
Assets
  Available-for-Sale securities:
    Fixed maturities:
     Corporate debt securities                            $   --      $1,053,391     $ 67,825     $1,121,216
     Residential mortgage backed securities                   --         131,661      121,928        253,589
     Commercial mortgage backed securities                    --         247,107          142        247,249
     Asset backed securities                                  --          58,159       15,656         73,815
     State and municipal obligations                          --          58,207           --         58,207
     U.S. government and agencies obligations              1,410          10,989           --         12,399
     Foreign government bonds and obligations                 --           4,504           --          4,504
-------------------------------------------------------------------------------------------------------------
    Total Available-for-Sale securities: Fixed
    maturities                                             1,410       1,564,018      205,551      1,770,979
  Trading securities                                          --             113           --            113
  Cash equivalents                                             6          89,496           --         89,502
  Other assets                                                --          14,433          137         14,570
  Separate account assets                                     --       2,920,793           --      2,920,793
-------------------------------------------------------------------------------------------------------------
Total assets at fair value                                $1,416      $4,588,853     $205,688     $4,795,957
=============================================================================================================

Liabilities
  Future policy benefits                                  $   --      $       --     $ 13,413     $   13,413
  Other liabilities                                           --          12,404           --         12,404
-------------------------------------------------------------------------------------------------------------
Total liabilities at fair value                           $   --      $   12,404     $ 13,413     $   25,817
=============================================================================================================



The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

                                                              TOTAL GAINS          PURCHASES,
                                                         (LOSSES) INCLUDED IN        SALES,
                                                      --------------------------    ISSUANCES     TRANSFERS
                                          BALANCE,                      OTHER          AND        INTO/(OUT     BALANCE,
                                         JANUARY 1,        NET      COMPREHENSI-  SETTLEMENTS,       OF)      DECEMBER 31,
(IN THOUSANDS)                              2010         INCOME       VE INCOME        NET         LEVEL 3        2010
--------------------------------------------------------------------------------------------------------------------------
Available-for-Sale securities:
  Fixed maturities:
    Corporate debt securities             $ 67,825       $     6       $ 3,245      $  7,977         $--        $ 79,053
    Residential mortgage backed
    securities                             121,928         3,497         8,942       (26,545)         --         107,822
    Commercial mortgage backed
    securities                                 142             1            (4)        1,961          --           2,100
    Asset backed securities                 15,656           122         1,553        (2,307)         --          15,024
--------------------------------------------------------------------------------------------------------------------------
Total Available-for-Sale securities:
  Fixed maturities                         205,551         3,626(1)     13,736       (18,914)         --         203,999

Other assets                                   137          (137)(2)        --            --          --              --
Future policy benefits:
  GMWB and GMAB embedded derivatives       (13,413)       (1,334)(3)        --        (6,903)         --         (21,650)


(1) Represents a $33 thousand loss included in net realized investment gains (losses) and a $3.7 million gain included in net investment income in the Statements of Operations.

(2) Included in net investment income in the Statements of Operations.

(3) Included in benefits, claims, losses and settlement expenses in the Statements of Operations.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

                                                              TOTAL GAINS          PURCHASES,
                                                         (LOSSES) INCLUDED IN        SALES,
                                                      --------------------------    ISSUANCES     TRANSFERS
                                          BALANCE,                      OTHER          AND        INTO/(OUT     BALANCE,
                                         JANUARY 1,        NET      COMPREHENSI-  SETTLEMENTS,       OF)      DECEMBER 31,
(IN THOUSANDS)                              2009         INCOME       VE INCOME        NET         LEVEL 3        2009
--------------------------------------------------------------------------------------------------------------------------
Available-for-Sale securities:
  Fixed maturities:
    Corporate debt securities             $ 69,984       $    59       $12,498       $(5,110)      $(9,606)     $ 67,825
    Residential mortgage backed
    securities                              43,248         3,056        12,141        63,483            --       121,928
    Commercial mortgage backed
    securities                                 172             1             5           (36)           --           142
    Asset backed securities                  9,344           158         1,104         5,050            --        15,656
--------------------------------------------------------------------------------------------------------------------------
Total Available-for-Sale securities:
  Fixed maturities                         122,748         3,274(1)     25,748        63,387        (9,606)(3)   205,551

Other assets                                   137            --            --            --            --           137
Future policy benefits                     (94,465)       85,137(2)         --        (4,085)           --       (13,413)


(1) Represents a $0.7 million loss included in net realized investment gains (losses) and a $4.0 million gain included in net investment income in the Statements of Operations.

(2) Included in benefits, claims, losses and settlement expenses in the Statements of Operations.

(3) Represents securities with a fair value of $9.6 million that were transferred to Level 2 as the fair value of the securities is now obtained from a nationally-recognized pricing service.

The Company recognizes transfers between levels of the fair value hierarchy as of the beginning of the quarter in which each transfer occurred.

The following table presents the changes in unrealized gains (losses) included in net income related to Level 3 assets and liabilities held at December 31:

                                                          2010                                      2009
                                        ----------------------------------------------------------------------------------
                                                           NET        BENEFITS,                      NET        BENEFITS,
                                                        REALIZED       CLAIMS,                    REALIZED       CLAIMS,
                                             NET       INVESTMENT    LOSSES AND        NET       INVESTMENT    LOSSES AND
                                         INVESTMENT       GAINS      SETTLEMENT    INVESTMENT       GAINS      SETTLEMENT
(IN THOUSANDS)                             INCOME       (LOSSES)      EXPENSES       INCOME       (LOSSES)      EXPENSES
--------------------------------------------------------------------------------------------------------------------------
Available-for-Sale securities:
  Fixed maturities:
    Corporate debt securities              $    6         $ --         $    --       $   --         $  --        $    --
    Residential mortgage backed
    securities                              3,519          (33)             --        3,822          (860)            --
    Asset backed securities                   122           --              --          158            --             --
--------------------------------------------------------------------------------------------------------------------------
Total Available-for-Sale securities:
  Fixed maturities                          3,647          (33)             --        3,980          (860)            --
Future policy benefits                         --           --          (2,113)          --            --         83,715


During the reporting periods, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

The following table provides the carrying values and the estimated fair values of financial instruments that are not reported at fair value. All other financial instruments that are reported at fair value have been included above in the table with balances of assets and liabilities measured at fair value on a recurring basis.

                                                                            DECEMBER 31,
                                                       ------------------------------------------------------
                                                                  2010                        2009
-------------------------------------------------------------------------------------------------------------
                                                         CARRYING        FAIR        CARRYING        FAIR
(IN THOUSANDS)                                             VALUE         VALUE         VALUE         VALUE
-------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
  Commercial mortgage loans, net                        $  167,851    $  173,704    $  183,986    $  182,954
  Policy loans                                              36,484        39,876        35,748        39,101
  Restricted cash                                               --            --         8,400         8,400

FINANCIAL LIABILITIES
  Future policy benefits                                $1,090,645    $1,139,194    $1,094,435    $1,111,583
  Separate account liabilities                               6,193         6,193         6,517         6,517


Commercial Mortgage Loans, Net
The fair value of commercial mortgage loans, except those with significant credit deterioration, is determined by discounting contractual cash flows using discount rates that reflect current pricing for loans with similar remaining maturities and

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

characteristics including loan-to-value ratio, occupancy rate, refinance risk, debt-service coverage, location, and property condition. For commercial mortgage loans with significant credit deterioration, fair value is determined using the same adjustments as above with an additional adjustment for the Company's estimate of the amount recoverable on the loan.

Policy Loans
The fair value of policy loans is determined using discounted cash flows.

Restricted Cash
Restricted cash is generally set aside for specific business transactions and restrictions are specific to the Company and do not transfer to third party market participants; therefore, the carrying amount is a reasonable estimate of fair value.

Future Policy Benefits
The fair value of fixed annuities, in deferral status, is determined by discounting cash flows using a risk neutral discount rate with adjustments for profit margin, expense margin, early policy surrender behavior, a provision for adverse deviation from estimated early policy surrender behavior and the Company's nonperformance risk specific to these liabilities. The fair value of other liabilities including non-life contingent fixed annuities in payout status and the fixed portion of a small number of variable annuity contracts classified as investment contracts is determined in a similar manner.

Separate Account Liabilities
Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. Carrying value is a reasonable estimate of the fair value as it represents the exit value as evidenced by withdrawal transactions between contractholders and the Company. A nonperformance adjustment is not included as the related separate account assets act as collateral for these liabilities and minimize nonperformance risk.

12. RELATED PARTY TRANSACTIONS
Columbia Management Investment Advisers, LLC is the investment manager for the proprietary mutual funds used as investment options by the Company's variable annuity contractholders and variable life insurance policyholders. The Company provides all fund management services, other than investment management, and is compensated for the administrative services it provides. For the years ended December 31, 2010, 2009 and 2008, the Company received $7.5 million, $4.8 million and $7.2 million, respectively, from Columbia Management Investment Advisers, LLC for these services.

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $27.4 million, $32.3 million and $42.2 million for 2010, 2009 and 2008, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

During 2010, 2009 and 2008, the Company paid cash dividends of $28.2 million, nil and $77.0 million, respectively, to RiverSource Life. The 2008 dividends exceeded the limitation described in Note 13. Prior to paying these dividends, the Company provided notification to the New York State Insurance Department and received a response indicating that they did not object to the payments.

Beginning in 2010, the Company's taxable income will be included in the consolidated federal income tax return of Ameriprise Financial. The Company filed a consolidated federal income tax return for 2009 with RiverSource Life. Amounts due from Ameriprise Financial for federal income taxes were $1.8 million at December 31, 2010. Amounts due to RiverSource Life for federal income taxes were $6.7 million and $9.6 million at December 31, 2010 and 2009, respectively.

13. STATUTORY CAPITAL AND SURPLUS
State insurance statutes contain limitations as to the amount of dividends that insurers may make without providing prior notification to state regulators. For the Company, dividends which exceed the lesser of 10% of statutory surplus as of the immediately preceding year-end or statutory net gain from operations for the immediately preceding calendar year would require pre-notification to the New York State Insurance Department and are subject to potential disapproval.

Statutory net gain (loss) from operations and net income (loss) are as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2010          2009          2008
-------------------------------------------------------------------------------------------------------
Statutory net gain (loss) from operations                         $59,497      $101,034      $(36,116)
Statutory net income (loss)                                        63,095        86,189       (34,045)

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

Statutory capital and surplus and unassigned surplus are as follows:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2010          2009
-------------------------------------------------------------------------------------------------
Statutory capital and surplus                                            $287,773      $284,340
Statutory unassigned surplus                                              168,625       160,497


14. DERIVATIVES AND HEDGING ACTIVITIES
Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company's products and operations.

The Company currently uses derivatives as economic hedges. The following table presents the balance sheet location and the gross fair value of derivative instruments, including embedded derivatives:

                                                    ASSET                                      LIABILITY
DERIVATIVES NOT              BALANCE     ---------------------------      BALANCE     ---------------------------
DESIGNATED                    SHEET      DECEMBER 31,   DECEMBER 31,       SHEET      DECEMBER 31,   DECEMBER 31,
AS HEDGING INSTRUMENTS      LOCATION         2010           2009         LOCATION         2010           2009
-----------------------------------------------------------------------------------------------------------------
                                                (IN THOUSANDS)                               (IN THOUSANDS)
GMWB AND GMAB
  Interest rate                                                        Other
  contracts               Other assets      $ 9,401        $ 4,259     liabilities       $ 1,101        $ 7,432
                                                                       Other
  Equity contracts        Other assets        9,963         10,174     liabilities        17,921          4,972
                                                                       Future
  Embedded                Not                                          policy
  derivatives(1)          applicable             --             --     benefits           21,650         13,413
                                         ---------------------------                  ---------------------------
Total derivatives                           $19,364        $14,433                       $40,672        $25,817
                                         ===========================                  ===========================



(1) The fair values of GMWB and GMAB embedded derivatives fluctuate based on changes in equity, interest rate and credit markets.

See Note 11 for additional information regarding the Company's fair value measurement of derivative instruments.

The following table presents a summary of the impact of derivatives not designated as hedging instruments on the Statements of Operations for the years ended December 31:

                                    LOCATION OF
                                    GAIN (LOSS)            AMOUNT OF GAIN (LOSS)
                                        ON                     ON DERIVATIVES
                                    DERIVATIVES             RECOGNIZED IN INCOME
DERIVATIVES NOT DESIGNATED          RECOGNIZED        -------------------------------
AS HEDGING INSTRUMENTS               IN INCOME            2010               2009
-------------------------------------------------------------------------------------
                                                               (IN THOUSANDS)
GMWB AND GMAB
                                   Benefits,
                                   claims,
                                   losses and
                                   settlement
  Interest rate contracts          expenses             $ 17,503           $(12,897)
                                   Benefits,
                                   claims,
                                   losses and
                                   settlement
  Equity contracts                 expenses              (16,587)           (47,198)
                                   Benefits,
                                   claims,
                                   losses and
                                   settlement
  Embedded derivatives(1)          expenses               (8,237)            81,052
-------------------------------------------------------------------------------------
Total derivatives                                       $ (7,321)          $ 20,957
=====================================================================================



(1) The fair values of GMWB and GMAB embedded derivatives fluctuate based on changes in equity, interest rate and credit markets.

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity and interest rate risk related to the Company's variable annuity guaranteed benefits.

Certain of the Company's annuity contracts contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of consideration received at the beginning of the contract period, after a specified holding period, respectively. The Company economically hedges the exposure related to non-life contingent GMWB and GMAB provisions using various equity futures, equity options and interest rate swaps. At December 31, 2010 and 2009, the gross notional amount of derivatives contracts for the Company's GMWB and GMAB provisions was $985.7 million and $591.1 million, respectively. The deferred premium associated with the above options is paid semi-annually over the life of the option contract.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

The following is a summary of the payments the Company is scheduled to make for these options:

                                                                                 PREMIUMS
(IN THOUSANDS)                                                                    PAYABLE
-------------------------------------------------------------------------------------------
2011                                                                              $11,803
2012                                                                               11,803
2013                                                                               10,973
2014                                                                               10,973
2015                                                                               10,435
2016-2025                                                                          27,405


Actual timing and payment amounts may differ due to future contract settlements, modifications or exercises of options prior to the full premium being paid or received.

EMBEDDED DERIVATIVES
Certain annuities contain GMAB and non-life contingent GMWB provisions which are considered embedded derivatives. These embedded derivatives are bifurcated from their host contracts and reported on the Balance Sheets at fair value with changes in fair value reported in earnings. As discussed above, the Company uses derivatives to mitigate the financial statement impact of these embedded derivatives.

CREDIT RISK
Credit risk associated with the Company's derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting arrangements and collateral arrangements whenever practical. As of December 31, 2010 and 2009, the Company held $2.2 million and $2.3 million, respectively, in cash and cash equivalents and recorded a corresponding liability in other liabilities for collateral the Company is obligated to return to counterparties. As of December 31, 2010 and 2009, the Company's maximum credit exposure related to derivative assets after considering netting arrangements with counterparties and collateral arrangements was approximately $9.1 million and $8.5 million, respectively.

Certain of the Company's derivative instruments contain provisions that adjust the level of collateral the Company is required to post based on the Company's financial strength rating (or based on the debt rating of RiverSource Life's parent, Ameriprise Financial). Additionally, certain of the Company's derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial's debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company's counterparty could require immediate settlement of any net liability position. At December 31, 2010 and 2009, the aggregate fair value of all derivative instruments in a net liability position containing such credit risk features was $10.4 million and nil, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2010 and 2009 was $10.4 million and nil, respectively. If the credit risk features of derivative contracts that were in a net liability position at December 31, 2010 and 2009 were triggered, the Company's obligation would be limited to the net liability position.

15. INCOME TAXES
The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies. Beginning in 2010, the Company's taxable income will be included in the consolidated federal income tax return of Ameriprise Financial. Ameriprise Financial provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded.

The components of income tax provision (benefit) were as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2010          2009          2008
-------------------------------------------------------------------------------------------------------
Current income tax:
  Federal                                                         $11,154       $16,836      $ 10,816
  State                                                               720         1,677         2,405
-------------------------------------------------------------------------------------------------------
    Total current income tax                                       11,874        18,513        13,221
Deferred federal income tax                                         6,789         7,335       (22,571)
-------------------------------------------------------------------------------------------------------
Income tax provision (benefit)                                    $18,663       $25,848      $ (9,350)
=======================================================================================================


RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
                                                                   2010          2009          2008
-------------------------------------------------------------------------------------------------------
Tax at U.S. statutory rate                                         35.0%         35.0%          35.0%
Changes in taxes resulting from:
  Tax-exempt interest and dividend income                          (5.3)         (5.4)          26.2
  State taxes, net of federal benefit                               0.6           1.3          (10.2)
  Taxes applicable to prior years                                  (3.0)          1.1            3.9
  Foreign tax credit, net of addback                               (1.1)         (0.6)           6.2
  Other                                                             0.1            --           (0.1)
-------------------------------------------------------------------------------------------------------
Income tax provision                                               26.3%         31.4%          61.0%
=======================================================================================================



The Company's effective tax rate was 26.3%, 31.4% and 61.0% for the years ended December 31, 2010, 2009 and 2008, respectively. For 2010, the decrease in the effective tax rate primarily reflects a decrease in pretax income for 2010 compared to 2009 while tax advantaged items increased for 2010 compared to 2009. For 2009, the decrease in the effective tax rate is primarily due to pretax income for 2009 compared to a pretax loss in relation to a net tax benefit for 2008.

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. The significant components of the Company's deferred income tax assets and liabilities are reflected in the following table:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2010          2009
-------------------------------------------------------------------------------------------------
Deferred income tax assets:
  Liabilities for future policy benefits                                 $ 60,121       $58,070
  Investment related                                                        6,084         7,084
  Other                                                                     1,994         3,295
-------------------------------------------------------------------------------------------------
Gross deferred income tax assets                                           68,199        68,449
-------------------------------------------------------------------------------------------------
Deferred income tax liabilities:
  DAC                                                                      70,102        63,397
  Net unrealized gains on Available-for Sale securities                    23,617        16,227
  DSIC                                                                      8,382         8,457
-------------------------------------------------------------------------------------------------
Gross deferred income tax liabilities                                     102,101        88,081
-------------------------------------------------------------------------------------------------
Net deferred income tax liabilities                                      $ 33,902       $19,632
=================================================================================================



The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business including the ability to generate capital gains. Consideration is given to, among other things in making this determination, i) future taxable income exclusive of reversing temporary differences and carryforwards, ii) future reversals of existing taxable temporary differences, iii) taxable income in prior carryback years, and iv) tax planning strategies. Based on analysis of the Company's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable the Company to utilize all of its deferred tax assets. Accordingly, no valuation allowance for deferred tax assets has been established as of December 31, 2010 and 2009.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows:

(IN THOUSANDS)                                                     2010          2009          2008
-------------------------------------------------------------------------------------------------------
Balance at January 1                                              $(1,602)      $(2,146)      $ 3,481
Additions (reductions) based on tax positions related to the
current year                                                           --            61        (7,720)
Additions for tax positions of prior years                         12,642           807         4,844
Reductions for tax positions of prior years                        (5,954)         (324)       (2,751)
Settlements                                                        (2,756)           --            --
-------------------------------------------------------------------------------------------------------
Balance at December 31                                            $ 2,330       $(1,602)      $(2,146)
=======================================================================================================



If recognized, approximately $2.3 million, $2.9 million and $2.0 million, net of federal tax benefits, of the unrecognized tax benefits as of December 31, 2010, 2009 and 2008, respectively, would affect the effective tax rate.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized a net expense of $1.8 million, a net expense of $17 thousand and a net benefit of $388

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------


thousand in interest and penalties for the years ended December 31, 2010, 2009 and 2008, respectively. The Company had receivables of $1.9 million and $112 thousand for the over payment of interest and penalties recorded at December 31, 2010 and 2009, respectively.

It is reasonably possible that the total amounts of unrecognized tax benefits will change in the next 12 months. Based on the current audit position of the Company, it is estimated that the total amount of gross unrecognized tax benefits may decrease by $1.3 million to $1.5 million in the next 12 months.

Ameriprise Financial and the Company file income tax returns in the U.S. federal jurisdiction and various state jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal or state and local income tax examinations by tax authorities for years before 1997. The Internal Revenue Service ("IRS") completed its field examination of the Company's income tax returns for 2005 through 2007 during the third and fourth quarters of 2010. The IRS had completed its field examination of the 1997 through 2004 tax returns in recent years. However, for federal income tax purposes, these years continue to remain open as a consequence of certain issues under appeal. In the fourth quarter of 2010, the IRS commenced an examination of the Company's income tax returns for 2008 and 2009. The Company's state income tax returns are currently under examination by various jurisdictions for years ranging from 1998 through 2009.

On September 25, 2007, the IRS issued Revenue Ruling 2007-61 in which it announced that it intends to issue regulations with respect to certain computational aspects of the Dividends Received Deduction ("DRD") related to separate account assets held in connection with variable contracts of life insurance companies. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time, but they may result in the elimination of some or all of the separate account DRD tax benefit that the Company receives.

The items comprising other comprehensive income (loss) are presented net of the following income tax benefit amounts:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2010          2009          2008
-------------------------------------------------------------------------------------------------------
Net unrealized securities gains (losses)                          $7,390        $50,498      $(28,726)


16. COMMITMENTS AND CONTINGENCIES
At December 31, 2010 and 2009, the Company had no material commitments to purchase investments other than mortgage loan fundings. See Note 5 for additional information.

The Company's annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2010, these guarantees range up to 5.0%. To the extent the yield on the Company's invested assets portfolio declines below its target spread plus the minimum guarantee, the Company's profitability would be negatively affected.

Insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. The Securities and Exchange Commission, the Financial Industry Regulatory Authority, commonly referred to as FINRA, and several state authorities have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), compensation arrangements and anticompetitive activities.

The Company is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. The Company believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

17. STATUTORY ACCOUNTING PRINCIPLES
Reconciliations of net income and shareholder's equity, as shown in the accompanying GAAP financial statements, to that determined using statutory accounting principles prescribed by the State of New York ("SAP") are as follows:

Net Income

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2010          2009          2008
-------------------------------------------------------------------------------------------------------
Net income (loss), per accompanying financial statements         $ 52,270      $ 56,402      $ (5,964)
Capitalization/amortization of DAC, net (GAAP item)               (15,595)      (15,221)       12,770
Capitalization/amortization of DSIC, net (GAAP item)               (2,116)       (2,263)       (2,211)
Change in deferred income taxes(1)(2)                               6,789         7,335       (22,571)
Change in future policy benefits(1)                                16,819       (59,162)       32,034
Current income tax expense(1)                                      (4,355)       (7,584)       11,939
Change in separate account liability adjustment (SAP item)         (2,812)       61,812       (19,887)
Derivatives(1)(2)                                                  11,018        46,726       (42,280)
Change in interest maintenance reserve (SAP item)                   1,313        (3,187)        1,507
Other, net                                                           (236)        1,331           618
-------------------------------------------------------------------------------------------------------
Net income (loss), SAP basis                                     $ 63,095      $ 86,189      $(34,045)
=======================================================================================================



(1) Represents valuation differences between GAAP and SAP income statement amounts.

(2) Represents amounts which are recorded directly to surplus for statutory reporting purposes.

Shareholder's Equity

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2010          2009
-------------------------------------------------------------------------------------------------
Shareholder's equity, per accompanying financial statements              $ 470,641     $ 432,971
DAC (GAAP item)                                                           (227,688)     (221,942)
Net unrealized gains and losses on Available-for-Sale investments
(GAAP item)                                                               (114,491)      (55,915)
DSIC (GAAP item)                                                           (23,947)      (22,919)
Future policy benefits(1)(2)                                                10,149       (24,810)
Deferred income taxes, net(1)                                               76,153        59,533
Separate account liability adjustment (SAP item)                           146,852       149,664
Non-admitted assets (SAP item)                                             (26,580)      (15,162)
Other, net                                                                 (23,316)      (17,080)
-------------------------------------------------------------------------------------------------
Capital and surplus, SAP basis                                           $ 287,773     $ 284,340
=================================================================================================



(1) Represents valuation differences between GAAP and SAP balance sheet amounts.

(2) In 2010, RiverSource Life recorded a prior period correction of $(12.9) million to comply with New York Regulation 147 valuation requirements for variable universal life reserves.

S-6337 J (4/11)

PART C: OTHER INFORMATION

Item 26. Exhibits - Except as noted below, all required exhibits have been previously filed and are incorporated by reference from prior Registration Statements of the Depositor.

(a)(1) Resolution of Board of Directors of IDS Life of New York authorizing the Trust, adopted September 12, 1985, filed as Exhibit 1.A.(1) to Registrant's Form N-8B-2 with Post-Effective Amendment No. 11, File No. 33-15290 is incorporated herein by reference.

(a)(2) Board Resolution for establishment of 81 subaccounts dated May 20, 2005, filed electronically on or about April 27, 2006, as Exhibit (a)(3) to Registrant's Post-Effective Amendment No. 21, File No. 333-44644 is incorporated herein by reference.

(a)(3) Unanimous written consent of the Board of Directors in lieu of a meeting for the IDS Life Insurance Company adopted December 8, 2006, for the Re-designation of the Separate Accounts to Reflect Entity Consolidation and Rebranding filed electronically as Exhibit 27(a)(6) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(a)(4) Board Resolution for establishment of 91 subaccounts dated April 24, 2007, filed electronically as Exhibit (a)(5) to Post-Effective Amendment No. 23 to Registration Statement No. 333-44644 is incorporated herein by reference.

(a)(5) Board Resolution for establishment of 101 subaccounts dated April 15, 2011, is filed electronically herewith.

(b)   Not applicable.

(c)(1) Form of Principal Underwriter Agreement for RiverSource Life Insurance Company Variable Annuities and Variable Life Insurance filed electronically as
Exhibit 3.1 to Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated herein by reference.

(d)(1) Flexible Premium Survivorship Variable Life Insurance Policy filed electronically as Exhibit (d)(1) to Post Effective Amendment No. 20 to Registration Statement No. 333-44644 is incorporated herein by reference.

(e)(1) Form of Application for the Flexible Premium Survivorship Variable Life Insurance Policy filed an as Exhibit to Registrant's Form N-8B-2 Amendment No. 1, File No. 811-05213 is incorporated herein by reference.

(f)(1) Copy of Certificate of Amendment of Certificate of Incorporation of IDS Life Insurance Company dated June 22, 2006, filed electronically as Exhibit
(f)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(f)(2) Copy of Amended and Restated By-Laws of RiverSource Life Insurance Company filed electronically as Exhibit 27(f)(2) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(g)(1) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company of New York and Reinsurer, dated August 18, 2003, and identified as Treaty Number 3124 filed electronically as Exhibit (g)(1) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(2) Redacted copy of Amendment to Automatic YRT Agreement dated August 18, 2003, and identified as Treaty Number 3124, between IDS Life Insurance Company of New York and Reinsurer, effective January 1, 2005, filed electronically as Exhibit (g)(2) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(3) Redacted copy of Amendment to Automatic and Facultative Reinsurance Agreement dated effective November 15, 2000, between IDS Life Insurance Company of New York and Reinsurer filed electronically as Exhibit (g)(3) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(4) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company of New York and Reinsurer, dated August 18, 2003, and identified as Treaty Number 9130 filed electronically as Exhibit (g)(4) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(5) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company of New York and Reinsurer, dated August 18, 2003, and identified as Treaty Number 0322-6606 filed electronically as Exhibit (g)(5) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(6) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company of New York and Reinsurer, dated August 18, 2003, and identified as Treaty Number 7783-1 filed electronically as Exhibit (g)(6) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(7) Redacted copy of Amendment Number 2 to the Reinsurance Agreement dated August 18, 2003, and identified as Number 7783-1 between IDS Life Insurance Company of New York and Reinsurer filed electronically as Exhibit (g)(7) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(h)(1) Copy of Amended and Restated Participation Agreement dated April 17, 2006, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. American Centurion Life Assurance Company, IDS Life Insurance Company of New York, and Ameriprise Financial Services, Inc. filed electronically as Exhibit 27(h)(1) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(2) Copy of Amended and Restated Participation Agreement dated August 1, 2006, among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h)
(2) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(3) Copy of Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(4) Copy of Amended and Restated Participation Agreement dated June 19, 2006, by and among Calvert Variable Series, Inc., Calvert Asset Management Company, Inc., Calvert Distributors, Inc. and IDS Life Insurance Company of New York filed electronically as Exhibit 27(h)(4) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(5) Copy of Evergreen Variable Annuity Trust Amended and Restated Participation Agreement dated June 1, 2006, by and among IDS Life Insurance Company of New York and Evergreen Variable Annuity Trust filed electronically as
Exhibit 27(h) (14) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(6) Copy of Fund Participation Agreement dated May 1, 2006, among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Columbia Funds Variable Insurance Trust I, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. filed electronically as Exhibit 27(h)
(13) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(7) Copy of Amended and Restated Participation Agreement dated May 1, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Credit Suisse Trust, Credit Suisse Asset Management, LLC. and Credit Suisse Asset Management Securities, Inc. filed electronically as
Exhibit 8.6 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated herein by reference.

(h)(8) Copy of Amended and Restated Participation Agreement dated August 1, 2005, by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York and Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors Inc.) filed electronically on or about April 27, 2006 as Exhibit (h)(8) to Registrant's Post-Effective Amendment No. 21, File No. 333-44644 is incorporated herein by reference.

(h)(9) Copy of Amended and Restated Participation Agreement dated June 15, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Goldman Sachs Variable Insurance Trust and Goldman, Sachs & Co. filed electronically as Exhibit 27 (h)(18) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(10) Copy of Participation Agreement Among MFS Variable Insurance Trust, American Centurion Life Assurance Company, IDS Life Insurance Company of New York and Massachusetts Financial Services Company, dated June 15, 2006, filed as Exhibit (h)(10) to Post-Effective Amendment No. 23 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(11) Copy of Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York and Janus Aspen Series filed electronically as Exhibit 27(h)(9) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(12) Copy of Amended and Restated Fund Participation Agreement dated September 1, 2006, among Pioneer Variable Contracts Trust, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. Pioneer Investment Management, Inc., and Pioneer Funds Distributor, Inc. filed electronically as
Exhibit 27(h)(15) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(13) Copy of Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 1 to Registration Statement No. 333-139761 is incorporated herein by reference.

(h)(14) Copy of Participation Agreement dated May 1, 2006, among Eaton Vance Variable Trust, Eaton Vance Distributors, Inc. and IDS Life Insurance Company of New York filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated herein by reference.

(h)(15) Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, among Variable Insurance Products Funds, Fidelity Distributors Corporation and RiverSource Life Insurance Co. of new York filed electronically as Exhibit 8.16 to RiverSource of New York Variable Annuity Account 2's Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 28, 2008, is incorporated herein by reference.

(h)(16) Copy of Fund Participation Agreement dated January 1, 2007, by and among, RiverSource Life Insurance Co. of New York, RiverSource Distributors, Inc., Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. filed electronically as Exhibit (h)(20) to Post-Effective Amendment No. 23 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(17) Copy of Participation Agreement dated January 1, 2007, by and among, Wells Fargo Variable Trust, RiverSource Life Insurance Co. of New York, RiverSource Distributors, Inc. and Wells Fargo Funds Distributor, LLC filed electronically as Exhibit (h)(16) to Post-Effective Amendment No. 23 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(18) Copy of Amended and Restated Fund Participation Agreement dated March 30, 2007, among Oppenheimer Variable Account funds, Oppenheimer Funds, Inc. and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.4 to RiverSource of New York Variable Annuity Account 2's Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 28, 2008, is incorporated herein by reference.

(h)(19) Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Co. of New York, Putnam Variable Trust and Putnam Retail Management Limited Partnership filed electronically as Exhibit 8.20 to RiverSource of New York Variable Annuity Account 2's Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 28, 2008, is incorporated herein by reference.

(h)(20) Copy of Fund Participation Agreement dated April 2, 2007, among RiverSource Life Insurance co. of New York, Wanger Advisors Trust, Columbia Wanger Asset Management, L.P. and Columbia Management Distributors, Inc. filed electronically as Exhibit 8.22 to RiverSource of New York Variable Annuity Account 2's Post-Effective Amendment No. 3 to Registration Statement
No. 333-139764 on or about April 28, 2008, is incorporated herein by reference.

(h)(21) Copy of Participation Agreement dated March 1, 2006, among IDS Life Insurance Company of New York, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated herein by reference.

(h)(22) Copy of Amended and Restated Participation Agreement dated May 1, 2006, among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, American Centurion Life Assurance Company and IDS Life Insurance Company of New York filed electronically as Exhibit 8.26 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated herein by reference.


(i)   Not applicable

(j)   Not applicable

(k)   Consent and Opinion of Counsel is filed electronically herewith.

(l) Actuarial Consent and Opinion of Mark Gorham, F.S.A., M.A.A.A., Vice President, Insurance Product Development is filed electronically herewith.

(m)(1) Calculations of Illustrations for Succession Select-NY are filed electronically herewith.

(m)(2) Calculations of Illustrations for Succession Select-NY 2008 Revisions are filed electronically herewith.

(n) Consent of Independent Registered Public Accounting Firm for Succession Select-NY is filed electronically herewith.

(o)   Not applicable.

(p)   Not applicable.

(q) RiverSource Life Insurance Co. of New York's Description of Transfer and Redemption Procedures and Method of Conversion to Fixed Benefit Policies is filed electronically herewith.

(r)(1)Power of Attorney to sign amendments to this Registration Statement dated October 14, 2010, filed electronically as Exhibit 13 to RiverSource of New York Variable Annuity Account's Post-Effective Amendment No. 34 to Registration Statement No. 333-91691, is incorporated herein by reference.

Item 27. Directors and Officers of the Depositor

Directors and Officers of the Depositor RiverSource Life Insurance Co. of New
York

Name                     Principal Business Address*        Positions and Offices with Depositor
----                 ----------------------------------   ---------------------------------------
Gumer C. Alvero      1765 Ameriprise Financial Center     Director and Executive Vice President -
                     Minneapolis, MN 55474                Annuities
Maureen A. Buckley   20 Madison Ave. Extension            Director, President and Chief
                     Albany, NY 12203                     Executive Officer
Richard N. Bush                                           Senior Vice President - Corporate Tax
Mark Gorham                                               Director and Vice President - Insurance
                                                          Product Development
Robert R. Grew       Carter, Ledyard & Milburn            Director
                     2 Wall Street
                     New York, NY 10005-2072
Ronald L. Guzior     Bollam, Sheedy, Torani               Director
                     & Co. LLP CPA's
                     26 Computer Drive West
                     Albany, NY 12205
Jean B. Keffeler     1010 Swingley Rd.                    Director
                     Livingston, MT 59047
Jeryl A. Millner     138 Ameriprise Financial Center      Director
                     Minneapolis, MN 55474
Richard T. Moore                                          Secretary
Thomas V. Nicolosi   Ameriprise Financial Services Inc.   Director
                     Suite 220
                     500 Mamaroneck Avenue
                     Harrison, NY 10528

* Unless otherwise noted, the business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474


Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant

Persons Controlled by or Under Common Control with the Depositor or Registrant

The following list includes the names of major subsidiaries of Ameriprise Financial, Inc.

                                                                 Jurisdiction of
Name of Subsidiary                                                Incorporation
------------------                                               ---------------
Advisory Capital Strategies Group Inc.                           Minnesota
AEXP Affordable Housing LLC                                      Delaware
American Enterprise Investment Services Inc.                     Minnesota
American Express Property Casualty Insurance Agency
   of Pennsylvania, Inc.                                         Pennsylvania
Ameriprise Advisor Services, Inc.                                Michicgan
Ameriprise Auto & Home Insurance Agency, Inc.                    Wisconsin
Ameriprise Bank, FSB                                             USA
Ameriprise Captive Insurance Company                             Vermont
Ameriprise Capital Trusts I-IV                                   Delaware
Ameriprise Certificate Company                                   Delaware
Ameriprise Financial Services, Inc.                              Delaware
Ameriprise Holdings, Inc.                                        Delaware
Ameriprise India Private Ltd.                                    India
Ameriprise Insurance Agency of Massachusetts, Inc.               Massachusetts
Ameriprise Insurance Agency                                      Wisconsin
Ameriprise Trust Company                                         Minnesota
AMPF Holding Corporation                                         Michigan
AMPF Property Corporation                                        Michigan
AMPF Realty Corporation                                          Michigan
Brecek & Young Advisors, Inc.                                    California
Brecek & Young Financial Group Insurance Agency of Texas, Inc.   Texas
Brecek & Young Financial Services Group of Montana, Inc.         Montana
Boston Equity General Partner LLC                                Delaware
4230 W. Green Oaks, Inc.                                         Michigan
IDS Capital Holdings Inc.                                        Minnesota
IDS Futures Corporation                                          Minnesota
IDS Management Corporation                                       Minnesota
IDS Property Casualty Insurance Company                          Wisconsin
Investors Syndicate Development Corporation                      Nevada
J. & W. Seligman & Co. Incorporated                              New York
Kenwood Capital Management LLC (47.7% owned)                     Delaware
Realty Assets Inc.                                               Nebraska
RiverSource CDO Seed Investments, LLC                            Minnesota
RiverSource Distributors, Inc.                                   Delaware
RiverSource Fund Distributors, Inc.                              Delaware
RiverSource Investments, LLC                                     Minnesota
RiverSource Life Insurance Company                               Minnesota
RiverSource Life Insurance Co. of New York                       New York
RiverSource REO 1, LLC                                           Minnesota
RiverSource Service Corporation                                  Minnesota
RiverSource Services, Inc.                                       Delaware
RiverSource Tax Advantaged Investments, Inc.                     Delaware
Securities America Advisors, Inc.                                Nebraska
Securities America Financial Corporation                         Nebraska
Securities America, Inc.                                         Nebraska
Seligman Asia, Inc.                                              Delaware
Seligman Focus Partners LLC                                      Delaware
Seligman Health Partners LLC                                     Delaware
Seligman Health Plus Partners LLC                                Delaware
Seligman Partners LLC                                            Delaware
Threadneedle Asset Management Holdings SARL                      England


Item 29. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriters

PRINCIPAL UNDERWRITERS.

(a) RiverSource Distributors Inc. acts as principal underwriter, depositor or sponsor for:

RiverSource Variable Annuity Account
RiverSource Account F
RiverSource Variable Annuity Fund A
RiverSource Variable Annuity Fund B
RiverSource Variable Annuity Account 10
RiverSource Variable Life Separate Account
RiverSource Variable Life Account
RiverSource of New York Variable Annuity Account 2
RiverSource of New York Account 4
RiverSource of New York Account 8
RiverSource of New York Variable Annuity Account

(b) As to each director, officer or partner of the principal underwriter:

Name and Principal       Positions and Offices
Business Address*           with Underwriter
-------------------   --------------------------
Lynn Abbott           President
Gumer C. Alvero       Director and Vice President
Thomas R. Moore       Secretary
David K. Stewart      Chief Financial Officer
William F. Truscott   Chairman of the Board and
                      Chief Executive officer
John R. Woerner       Director and Vice President

*    Business address is: 50611 Ameriprise Financial Center, Minneapolis, MN
     55474


(c)

RiverSource Distributors, Inc., the principal underwriter during Registrant's last fiscal year, was paid the following commissions:

NAME OF                  NET UNDERWRITING
PRINCIPAL                DISCOUNTS AND        COMPENSATION ON       BROKERAGE          OTHER
UNDERWRITER              COMMISSIONS          REDEMPTION            COMMISSIONS        COMPENSATION
-----------------------  -------------------  --------------------  -----------------  --------------------
RiverSource              $22,718,221          None                  None               None
Distributors, Inc.

Item 31. Location of Accounts and Records

The accounts and records of the Registrant are located at the offices of the Depositor (RiverSource Life Insurance Co., of New York) at 20 Madison Avenue Extension, Albany, NY 12203.

Item 32. Management Services

Not Applicable.

Item 33. Fee Representation

The Depositor represents that the fees and charges deducted under the policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 RiverSource Life Insurance Co. of New York, on behalf of the Registrant, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on behalf of the Registrant by the undersigned, thereunto duly authorized, in this City of Minneapolis, and State of Minnesota on the 27th day of April, 2011.

                   RiverSource of New York Account 8
                            (Registrant)

             By RiverSource Life Insurance Co. of New York
                              (Sponsor)

                 By /s/ Maureen A. Buckley*
                 ------------------------------------------
                        Maureen A. Buckley

                 Director, President & Chief Executive Officer,
                            Chief Compliance Officer

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on the 27th day of April, 2011.

/s/ Gumer C. Alvero*                      Director and Executive Vice
--------------------------------------     President - Annuities
    Gumer C. Alvero

/s/ Maureen A. Buckley*                   Director, President & Chief Executive
--------------------------------------     Officer, Chief Compliance
    Maureen A. Buckley                            Officer


/s/ Mark Gorham                           Director, Vice President -
--------------------------------------     Insurance Product Development
    Mark Gorham

/s/ Richard N. Bush*                       Senior Vice President -
--------------------------------------     Corporate Tax
    Richard N. Bush

/s/ Robert R. Grew*                       Director
--------------------------------------
    Robert R. Grew

/s/ Ronald L. Guzior*                     Director
--------------------------------------
    Ronald L. Guzior

/s/ Jean B. Keffeler*                     Director
--------------------------------------
    Jean B. Keffeler

/s/ Jeryl A. Millner*                     Director, Assistant Secretary
--------------------------------------
    Jeryl A. Millner

/s/ Thomas V. Nicolosi*                   Director
--------------------------------------
    Thomas V. Nicolosi

/s/ David K. Stewart*                     Vice President and Controller
--------------------------------------
    David K. Stewart

* Signed pursuant to Power of Attorney dated October 14, 2010, filed electronically as Exhibit 13 to RiverSource of New York Variable Annuity Account's Post-Effective Amendment No. 34 to Registration Statement No. 333-91691, by:

/s/ Dixie Carroll
--------------------------------------
    Dixie Carroll
    Assistant General Counsel
    and Assistant Secretary

                   CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 25
                     TO REGISTRATION STATEMENT NO. 333-42257

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

Prospectus for:

RiverSource Succession Select (R) Variable Life Insurance

Part B.

The combined Statement of Additional Information and Financial Statements relating to RiverSource of New York Account 8.

Part C.

Other Information.

Signatures.

Exhibits.

                                  EXHIBIT INDEX

(a)(5) Board Resolution of RiverSource Life Insurance Co. of New York dated April 15, 2011.

(k)   Consent and Opinion of Counsel.

(l) Actuarial Consent and Opinion of Mark Gorham, F.S.A., M.A.A.A., Vice President, Insurance Product Development.

(m)(1) Calculations of Illustrations for Succession Select-NY.

(m)(2) Calculations of Illustrations for Succession Select-NY 2008 Revisions.

(n) Consent of Independent Registered Public Accounting Firm for Succession Select-NY.

(q) Description of Transfer and Redemption Procedures and Method of Conversion to Fixed Benefit Policies.